UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03785

Fidelity Advisor Series I

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2020

Item 1.

Reports to Stockholders

Fidelity Advisor® Value Strategies Fund

Semi-Annual Report

May 31, 2020

Includes Fidelity and Fidelity Advisor share classes

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2020

% of fund's net assets
CubeSmart	3.0
Edison International	2.5
Exelon Corp.	2.5
Vistra Energy Corp.	2.3
Sempra Energy	2.3
Equinix, Inc.	2.2
Digital Realty Trust, Inc.	2.2
Equity Lifestyle Properties, Inc.	2.0
Alexion Pharmaceuticals, Inc.	1.9
Raymond James Financial, Inc.	1.9
22.8

Top Five Market Sectors as of May 31, 2020

% of fund's net assets
Financials	17.3
Real Estate	13.9
Industrials	13.1
Utilities	11.1
Consumer Discretionary	9.4

Asset Allocation (% of fund's net assets)

As of May 31, 2020 *
Stocks	98.7%
Short-Term Investments and Net Other Assets (Liabilities)	1.3%

 * Foreign investments - 8.5%

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value (000s)
COMMUNICATION SERVICES - 1.6%
Media - 1.6%
Liberty Global PLC Class C (a)	195,700	$4,037
Nexstar Broadcasting Group, Inc. Class A	84,300	7,023
		11,060
CONSUMER DISCRETIONARY - 9.4%
Distributors - 1.1%
LKQ Corp. (a)	260,400	7,151
Diversified Consumer Services - 0.5%
Laureate Education, Inc. Class A (a)	365,400	3,555
Hotels, Restaurants & Leisure - 1.1%
Eldorado Resorts, Inc. (a)(b)	218,800	7,759
Household Durables - 1.8%
Mohawk Industries, Inc. (a)	83,000	7,736
Tempur Sealy International, Inc. (a)	70,500	4,599
		12,335
Internet & Direct Marketing Retail - 1.4%
eBay, Inc.	212,300	9,668
Leisure Products - 0.6%
Mattel, Inc. (a)	399,900	3,683
Specialty Retail - 1.8%
Lowe's Companies, Inc.	46,000	5,996
Sally Beauty Holdings, Inc. (a)	463,900	6,049
		12,045
Textiles, Apparel & Luxury Goods - 1.1%
Tapestry, Inc.	565,607	7,692

TOTAL CONSUMER DISCRETIONARY		63,888

CONSUMER STAPLES - 7.6%
Food & Staples Retailing - 1.3%
U.S. Foods Holding Corp. (a)	452,400	8,659
Food Products - 3.2%
Conagra Brands, Inc.	340,600	11,849
Darling Ingredients, Inc.(a)	332,322	7,746
Post Holdings, Inc. (a)	28,700	2,499
		22,094
Household Products - 2.1%
Energizer Holdings, Inc. (b)	153,800	6,749
Spectrum Brands Holdings, Inc.	154,000	7,287
		14,036
Tobacco - 1.0%
Altria Group, Inc.	177,500	6,931

TOTAL CONSUMER STAPLES		51,720

ENERGY - 5.1%
Oil, Gas & Consumable Fuels - 5.1%
Cheniere Energy, Inc. (a)	201,900	8,954
Hess Corp.	181,200	8,602
Noble Energy, Inc.	611,600	5,339
The Williams Companies, Inc.	283,700	5,796
Valero Energy Corp.	86,900	5,791
		34,482
FINANCIALS - 17.3%
Banks - 2.4%
First Citizens Bancshares, Inc.	13,900	5,352
M&T Bank Corp.	75,900	8,020
Wells Fargo & Co.	101,800	2,695
		16,067
Capital Markets - 7.9%
Ameriprise Financial, Inc.	87,100	12,200
Apollo Global Management LLC Class A	256,850	12,226
Lazard Ltd. Class A	214,100	5,751
LPL Financial	152,500	10,887
Raymond James Financial, Inc. (b)	182,800	12,664
		53,728
Consumer Finance - 4.4%
Capital One Financial Corp.	147,100	10,009
Discover Financial Services	146,700	6,970
OneMain Holdings, Inc.	241,200	5,627
SLM Corp.	944,584	7,160
		29,766
Insurance - 2.6%
American International Group, Inc.	121,400	3,649
First American Financial Corp.	53,400	2,696
The Travelers Companies, Inc.	106,200	11,361
		17,706

TOTAL FINANCIALS		117,267

HEALTH CARE - 7.7%
Biotechnology - 1.9%
Alexion Pharmaceuticals, Inc. (a)	108,500	13,009
Health Care Providers & Services - 4.9%
Centene Corp. (a)	174,000	11,528
Cigna Corp.	59,700	11,780
Humana, Inc.	24,800	10,184
		33,492
Pharmaceuticals - 0.9%
Jazz Pharmaceuticals PLC (a)	49,700	5,930

TOTAL HEALTH CARE		52,431

INDUSTRIALS - 13.1%
Commercial Services & Supplies - 0.6%
The Brink's Co.	101,500	4,070
Construction & Engineering - 2.4%
AECOM (a)	232,500	9,014
Williams Scotsman Corp. (a)	550,700	7,346
		16,360
Electrical Equipment - 0.7%
Sensata Technologies, Inc. PLC (a)	128,200	4,570
Machinery - 2.2%
Allison Transmission Holdings, Inc.	246,300	9,290
Stanley Black & Decker, Inc.	43,900	5,507
		14,797
Road & Rail - 2.1%
Knight-Swift Transportation Holdings, Inc. Class A (b)	188,200	7,831
Ryder System, Inc.	198,200	6,790
		14,621
Trading Companies & Distributors - 5.1%
AerCap Holdings NV (a)	188,937	6,091
Ashtead Group PLC	176,800	5,225
Beacon Roofing Supply, Inc. (a)	379,600	9,346
HD Supply Holdings, Inc. (a)	222,000	7,040
Univar, Inc. (a)	454,000	7,019
		34,721

TOTAL INDUSTRIALS		89,139

INFORMATION TECHNOLOGY - 4.8%
Communications Equipment - 0.5%
CommScope Holding Co., Inc. (a)	348,168	3,590
Electronic Equipment & Components - 0.8%
Flextronics International Ltd. (a)	539,700	5,240
IT Services - 0.7%
DXC Technology Co.	317,300	4,509
Semiconductors & Semiconductor Equipment - 1.5%
Marvell Technology Group Ltd.	144,000	4,697
NXP Semiconductors NV	56,100	5,391
		10,088
Software - 1.3%
SS&C Technologies Holdings, Inc.	152,200	8,812

TOTAL INFORMATION TECHNOLOGY		32,239

MATERIALS - 7.1%
Chemicals - 4.7%
Axalta Coating Systems Ltd. (a)	198,700	4,592
DuPont de Nemours, Inc.	203,537	10,325
Olin Corp.	779,583	9,378
The Chemours Co. LLC	217,100	2,846
Tronox Holdings PLC	678,700	4,507
		31,648
Construction Materials - 0.9%
Summit Materials, Inc. (a)	400,100	6,078
Containers & Packaging - 1.5%
Crown Holdings, Inc. (a)	160,854	10,525

TOTAL MATERIALS		48,251

REAL ESTATE - 13.9%
Equity Real Estate Investment Trusts (REITs) - 12.1%
American Tower Corp.	42,808	11,052
CubeSmart	727,200	20,698
Digital Realty Trust, Inc.	101,600	14,586
Equinix, Inc.	21,400	14,929
Equity Lifestyle Properties, Inc.	218,000	13,581
VICI Properties, Inc.	384,600	7,546
		82,392
Real Estate Management & Development - 1.8%
CBRE Group, Inc. (a)	258,700	11,378
Cushman & Wakefield PLC (a)	52,800	541
		11,919

TOTAL REAL ESTATE		94,311

UTILITIES - 11.1%
Electric Utilities - 5.0%
Edison International	296,500	17,230
Exelon Corp.	441,800	16,925
		34,155
Independent Power and Renewable Electricity Producers - 2.3%
Vistra Energy Corp.	773,100	15,802
Multi-Utilities - 3.8%
Dominion Energy, Inc.	117,600	9,997
Sempra Energy	122,988	15,535
		25,532

TOTAL UTILITIES		75,489

TOTAL COMMON STOCKS
(Cost $692,680)		670,277

Money Market Funds - 4.8%
Fidelity Cash Central Fund 0.11% (c)	5,612,124	5,613
Fidelity Securities Lending Cash Central Fund 0.10% (c)(d)	27,293,411	27,296
TOTAL MONEY MARKET FUNDS
(Cost $32,909)		32,909
TOTAL INVESTMENT IN SECURITIES - 103.5%
(Cost $725,589)		703,186
NET OTHER ASSETS (LIABILITIES) - (3.5)%		(23,793)
NET ASSETS - 100%		$679,393

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$28
Fidelity Securities Lending Cash Central Fund	23
Total	$51

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$11,060	$11,060	$--	$--
Consumer Discretionary	63,888	63,888	--	--
Consumer Staples	51,720	51,720	--	--
Energy	34,482	34,482	--	--
Financials	117,267	117,267	--	--
Health Care	52,431	52,431	--	--
Industrials	89,139	89,139	--	--
Information Technology	32,239	32,239	--	--
Materials	48,251	48,251	--	--
Real Estate	94,311	94,311	--	--
Utilities	75,489	75,489	--	--
Money Market Funds	32,909	32,909	--	--
Total Investments in Securities:	$703,186	$703,186	$--	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $26,879) — See accompanying schedule: Unaffiliated issuers (cost $692,680)	$670,277
Fidelity Central Funds (cost $32,909)	32,909
Total Investment in Securities (cost $725,589)		$703,186
Receivable for investments sold		2,918
Receivable for fund shares sold		378
Dividends receivable		1,290
Distributions receivable from Fidelity Central Funds		9
Other receivables		9
Total assets		707,790
Liabilities
Payable for fund shares redeemed	$563
Accrued management fee	264
Distribution and service plan fees payable	106
Other affiliated payables	119
Other payables and accrued expenses	47
Collateral on securities loaned	27,298
Total liabilities		28,397
Net Assets		$679,393
Net Assets consist of:
Paid in capital		$754,632
Total accumulated earnings (loss)		(75,239)
Net Assets		$679,393
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($155,001 ÷ 6,114 shares)(a)		$25.35
Maximum offering price per share (100/94.25 of $25.35)		$26.90
Class M:
Net Asset Value and redemption price per share ($174,521 ÷ 6,462 shares)(a)		$27.01
Maximum offering price per share (100/96.50 of $27.01)		$27.99
Class C:
Net Asset Value and offering price per share ($9,977 ÷ 467 shares)(a)		$21.35
Fidelity Value Strategies Fund:
Net Asset Value, offering price and redemption price per share ($252,436 ÷ 8,267 shares)		$30.54
Class K:
Net Asset Value, offering price and redemption price per share ($39,643 ÷ 1,300 shares)		$30.49
Class I:
Net Asset Value, offering price and redemption price per share ($47,815 ÷ 1,690 shares)		$28.29

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2020 (Unaudited)
Investment Income
Dividends		$8,361
Income from Fidelity Central Funds (including $23 from security lending)		51
Total income		8,412
Expenses
Management fee
Basic fee	$2,037
Performance adjustment	69
Transfer agent fees	689
Distribution and service plan fees	758
Accounting fees	134
Custodian fees and expenses	5
Independent trustees' fees and expenses	2
Registration fees	69
Audit	31
Legal	1
Interest	1
Miscellaneous	19
Total expenses before reductions	3,815
Expense reductions	(29)
Total expenses after reductions		3,786
Net investment income (loss)		4,626
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(54,503)
Total net realized gain (loss)		(54,503)
Change in net unrealized appreciation (depreciation) on investment securities		(124,647)
Net gain (loss)		(179,150)
Net increase (decrease) in net assets resulting from operations		$(174,524)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2020 (Unaudited)	Year ended November 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,626	$12,348
Net realized gain (loss)	(54,503)	34,745
Change in net unrealized appreciation (depreciation)	(124,647)	81,602
Net increase (decrease) in net assets resulting from operations	(174,524)	128,695
Distributions to shareholders	(45,643)	(103,085)
Share transactions - net increase (decrease)	(5,136)	9,554
Total increase (decrease) in net assets	(225,303)	35,164
Net Assets
Beginning of period	904,696	869,532
End of period	$679,393	$904,696

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Value Strategies Fund Class A

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$33.23	$33.48	$38.91	$40.25	$39.01	$38.91
Income from Investment Operations
Net investment income (loss)A	.16	.42B	.35	.60C	.56	.35
Net realized and unrealized gain (loss)	(6.23)	3.66	(2.50)	6.13	1.09	.06
Total from investment operations	(6.07)	4.08	(2.15)	6.73	1.65	.41
Distributions from net investment income	(.46)	(.29)	(.51)	(.56)	(.40)	(.28)D
Distributions from net realized gain	(1.35)	(4.04)	(2.77)	(7.52)	(.01)	(.03)D
Total distributions	(1.81)	(4.33)	(3.28)	(8.07)E	(.41)	(.31)
Net asset value, end of period	$25.35	$33.23	$33.48	$38.91	$40.25	$39.01
Total ReturnF,G,H	(19.44)%	16.34%	(6.16)%	19.84%	4.33%	1.07%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.07%K	1.02%	.91%	.91%	.86%	.93%
Expenses net of fee waivers, if any	1.07%K	1.02%	.91%	.91%	.86%	.93%
Expenses net of all reductions	1.07%K	1.01%	.90%	.90%	.86%	.93%
Net investment income (loss)	1.14%K	1.39%B	.98%L	1.64%C	1.48%	.89%
Supplemental Data
Net assets, end of period (in millions)	$155	$204	$175	$212	$203	$215
Portfolio turnover rateM	56%K	66%	72%	46%	121%	9%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.10%.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.29%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total distributions of $8.07 per share is comprised of distributions from net investment income of $.555 and distributions from net realized gain of $7.517 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L The 2018 net investment income (loss) ratio has been restated to reflect the reclassification of certain distributions by the fund.

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Value Strategies Fund Class M

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$35.23	$35.16	$40.69	$41.72	$40.40	$40.28
Income from Investment Operations
Net investment income (loss)A	.13	.37B	.28	.54C	.49	.28
Net realized and unrealized gain (loss)	(6.63)	3.93	(2.63)	6.40	1.14	.06
Total from investment operations	(6.50)	4.30	(2.35)	6.94	1.63	.34
Distributions from net investment income	(.37)	(.19)	(.41)	(.46)	(.30)	(.19)D
Distributions from net realized gain	(1.35)	(4.04)	(2.77)	(7.52)	(.01)	(.03)D
Total distributions	(1.72)	(4.23)	(3.18)	(7.97)E	(.31)	(.22)
Net asset value, end of period	$27.01	$35.23	$35.16	$40.69	$41.72	$40.40
Total ReturnF,G,H	(19.50)%	16.07%	(6.38)%	19.57%	4.11%	.86%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.30%K	1.25%	1.14%	1.13%	1.08%	1.15%
Expenses net of fee waivers, if any	1.30%K	1.24%	1.14%	1.13%	1.08%	1.14%
Expenses net of all reductions	1.29%K	1.24%	1.13%	1.13%	1.07%	1.14%
Net investment income (loss)	.92%K	1.16%B	.75%	1.42%C	1.27%	.68%
Supplemental Data
Net assets, end of period (in millions)	$175	$234	$225	$271	$263	$294
Portfolio turnover rateL	56%K	66%	72%	46%	121%	9%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .87%.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.06%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total distributions of $7.97 per share is comprised of distributions from net investment income of $.456 and distributions from net realized gain of $7.517 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Value Strategies Fund Class C

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$28.07	$28.95	$34.09	$36.19	$35.12	$35.07
Income from Investment Operations
Net investment income (loss)A	.04	.15B	.06	.28C	.24	.05
Net realized and unrealized gain (loss)	(5.26)	3.04	(2.16)	5.43	.97	.07
Total from investment operations	(5.22)	3.19	(2.10)	5.71	1.21	.12
Distributions from net investment income	(.15)	(.03)	(.27)	(.30)	(.13)	(.04)D
Distributions from net realized gain	(1.35)	(4.04)	(2.77)	(7.52)	(.01)	(.03)D
Total distributions	(1.50)	(4.07)	(3.04)	(7.81)E	(.14)	(.07)
Net asset value, end of period	$21.35	$28.07	$28.95	$34.09	$36.19	$35.12
Total ReturnF,G,H	(19.75)%	15.41%	(6.89)%	18.97%	3.49%	.33%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.88%K	1.82%	1.68%	1.68%	1.63%	1.70%
Expenses net of fee waivers, if any	1.88%K	1.82%	1.68%	1.68%	1.63%	1.69%
Expenses net of all reductions	1.87%K	1.82%	1.67%	1.67%	1.63%	1.69%
Net investment income (loss)	.33%K	.58%B	.21%	.87%C	.72%	.13%
Supplemental Data
Net assets, end of period (in millions)	$10	$14	$34	$46	$44	$49
Portfolio turnover rateL	56%K	66%	72%	46%	121%	9%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .30%.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.11 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .52%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total distributions of $7.81 per share is comprised of distributions from net investment income of $.295 and distributions from net realized gain of $7.517 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the contingent deferred sales charge.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Value Strategies Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$39.68	$39.04	$44.81	$45.17	$43.72	$43.56
Income from Investment Operations
Net investment income (loss)A	.23	.60B	.52	.81C	.76	.51
Net realized and unrealized gain (loss)	(7.49)	4.46	(2.92)	7.01	1.21	.07
Total from investment operations	(7.26)	5.06	(2.40)	7.82	1.97	.58
Distributions from net investment income	(.53)	(.38)	(.61)	(.66)	(.51)	(.39)D
Distributions from net realized gain	(1.35)	(4.04)	(2.77)	(7.52)	(.01)	(.03)D
Total distributions	(1.88)	(4.42)	(3.37)E	(8.18)	(.52)	(.42)
Net asset value, end of period	$30.54	$39.68	$39.04	$44.81	$45.17	$43.72
Total ReturnF,G	(19.30)%	16.63%	(5.89)%	20.18%	4.64%	1.35%
Ratios to Average Net AssetsH,I
Expenses before reductions	.80%J	.74%	.63%	.62%	.56%	.67%
Expenses net of fee waivers, if any	.80%J	.74%	.63%	.62%	.56%	.67%
Expenses net of all reductions	.80%J	.74%	.62%	.62%	.55%	.66%
Net investment income (loss)	1.41%J	1.66%B	1.26%	1.93%C	1.79%	1.16%
Supplemental Data
Net assets, end of period (in millions)	$252	$332	$324	$436	$713	$716
Portfolio turnover rateK	56%J	66%	72%	46%	121%	9%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.37%.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.15 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.57%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total distributions of $3.37 per share is comprised of distributions from net investment income of $.608 and distributions from net realized gain of $2.765 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Value Strategies Fund Class K

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$39.65	$39.03	$44.82	$45.18	$43.74	$43.57
Income from Investment Operations
Net investment income (loss)A	.26	.64B	.58	.86C	.80	.58
Net realized and unrealized gain (loss)	(7.49)	4.46	(2.93)	7.02	1.22	.07
Total from investment operations	(7.23)	5.10	(2.35)	7.88	2.02	.65
Distributions from net investment income	(.58)	(.44)	(.67)	(.72)	(.57)	(.45)D
Distributions from net realized gain	(1.35)	(4.04)	(2.77)	(7.52)	(.01)	(.03)D
Total distributions	(1.93)	(4.48)	(3.44)	(8.24)	(.58)	(.48)
Net asset value, end of period	$30.49	$39.65	$39.03	$44.82	$45.18	$43.74
Total ReturnE,F	(19.26)%	16.80%	(5.80)%	20.36%	4.76%	1.51%
Ratios to Average Net AssetsG,H
Expenses before reductions	.66%I	.61%	.50%	.50%	.44%	.51%
Expenses net of fee waivers, if any	.66%I	.61%	.50%	.50%	.44%	.51%
Expenses net of all reductions	.66%I	.61%	.49%	.49%	.43%	.51%
Net investment income (loss)	1.55%I	1.79%B	1.39%	2.05%C	1.91%	1.31%
Supplemental Data
Net assets, end of period (in millions)	$40	$49	$49	$79	$68	$72
Portfolio turnover rateJ	56%I	66%	72%	46%	121%	9%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.50%.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.15 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.70%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Value Strategies Fund Class I

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$36.90	$36.64	$42.27	$43.07	$41.71	$41.57
Income from Investment Operations
Net investment income (loss)A	.21	.55B	.48	.74C	.70	.48
Net realized and unrealized gain (loss)	(6.94)	4.12	(2.75)	6.64	1.15	.08
Total from investment operations	(6.73)	4.67	(2.27)	7.38	1.85	.56
Distributions from net investment income	(.53)	(.37)	(.59)	(.66)	(.48)	(.39)D
Distributions from net realized gain	(1.35)	(4.04)	(2.77)	(7.52)	(.01)	(.03)D
Total distributions	(1.88)	(4.41)	(3.36)	(8.18)	(.49)	(.42)
Net asset value, end of period	$28.29	$36.90	$36.64	$42.27	$43.07	$41.71
Total ReturnE,F	(19.33)%	16.64%	(5.95)%	20.13%	4.57%	1.36%
Ratios to Average Net AssetsG,H
Expenses before reductions	.83%I	.78%	.67%	.67%	.61%	.68%
Expenses net of fee waivers, if any	.83%I	.78%	.67%	.67%	.61%	.68%
Expenses net of all reductions	.82%I	.77%	.66%	.66%	.61%	.68%
Net investment income (loss)	1.38%I	1.63%B	1.22%	1.88%C	1.74%	1.14%
Supplemental Data
Net assets, end of period (in millions)	$48	$72	$62	$72	$73	$65
Portfolio turnover rateJ	56%I	66%	72%	46%	121%	9%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.34%.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.53%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2020
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Value Strategies Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Value Strategies Fund, Class K and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$86,792
Gross unrealized depreciation	(115,665)
Net unrealized appreciation (depreciation)	$(28,873)
Tax cost	$732,059

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Value Strategies Fund	214,438	260,855

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Fidelity Value Strategies Fund as compared to its benchmark index, the Russell Midcap Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .55% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$214	$4
Class M	.25%	.25%	488	16
Class C	.75%	.25%	56	6
			$758	$26

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$9
Class M	3
Class C(a)	1
$13

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Effective February 1, 2020, the Board approved to change the fee for Class K from .046% to .044%.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$173.20
Class M	171.18
Class C	14.26
Fidelity Value Strategies Fund	261.18
Class K	10.04
Class I	60.21
	$689

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Value Strategies Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Value Strategies Fund	$9

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$4,679	1.60%	$1

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Advisor Value Strategies Fund	$1

During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Total fees paid by the Fund to NFS, as lending agent, amounted to $3. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $21 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Class A	$–(a)
Fidelity Value Strategies Fund	–(a)
$–(a)

 (a) In the amount of less than five hundred dollars

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1.

In addition, during the period the investment adviser or an affiliate reimbursed the Fund $7 for an operational error which is included in the accompanying Statement of Operations.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2020	Year ended November 30, 2019
Distributions to shareholders
Class A	$10,968	$22,450
Class M	11,294	27,028
Class C	715	4,746
Fidelity Value Strategies Fund	16,343	36,063
Class K	2,635	5,601
Class I	3,688	7,197
Total	$45,643	$103,085

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2020	Year ended November 30, 2019	Six months ended May 31, 2020	Year ended November 30, 2019
Class A
Shares sold	289	969	$7,429	$28,670
Reinvestment of distributions	325	846	10,468	21,281
Shares redeemed	(632)	(916)	(16,891)	(27,439)
Net increase (decrease)	(18)	899	$1,006	$22,512
Class M
Shares sold	149	304	$4,359	$9,555
Reinvestment of distributions	306	943	10,508	25,185
Shares redeemed	(649)	(1,000)	(19,506)	(31,573)
Net increase (decrease)	(194)	247	$(4,639)	$3,167
Class C
Shares sold	77	113	$1,519	$2,924
Reinvestment of distributions	26	220	705	4,703
Shares redeemed	(122)	(1,033)	(2,774)	(26,038)
Net increase (decrease)	(19)	(700)	$(550)	$(18,411)
Fidelity Value Strategies Fund
Shares sold	1,354	1,167	$46,579	$41,078
Reinvestment of distributions	399	1,135	15,456	33,995
Shares redeemed	(1,843)	(2,241)	(58,817)	(79,975)
Net increase (decrease)	(90)	61	$3,218	$(4,902)
Class K
Shares sold	397	536	$13,849	$20,032
Reinvestment of distributions	68	187	2,635	5,601
Shares redeemed	(406)	(744)	(13,008)	(25,793)
Net increase (decrease)	59	(21)	$3,476	$(160)
Class I
Shares sold	172	563	$5,314	$18,493
Reinvestment of distributions	97	244	3,475	6,804
Shares redeemed	(529)	(538)	(16,436)	(17,949)
Net increase (decrease)	(260)	269	$(7,647)	$7,348

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2019 to May 31, 2020).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2019	Ending Account Value May 31, 2020	Expenses Paid During Period-B December 1, 2019 to May 31, 2020
Class A	1.07%
Actual		$1,000.00	$805.60	$4.83
Hypothetical-C		$1,000.00	$1,019.65	$5.40
Class M	1.30%
Actual		$1,000.00	$805.00	$5.87
Hypothetical-C		$1,000.00	$1,018.50	$6.56
Class C	1.88%
Actual		$1,000.00	$802.50	$8.47
Hypothetical-C		$1,000.00	$1,015.60	$9.47
Fidelity Value Strategies Fund	.80%
Actual		$1,000.00	$807.00	$3.61
Hypothetical-C		$1,000.00	$1,021.00	$4.04
Class K	.66%
Actual		$1,000.00	$807.40	$2.98
Hypothetical-C		$1,000.00	$1,021.70	$3.34
Class I	.83%
Actual		$1,000.00	$806.70	$3.75
Hypothetical-C		$1,000.00	$1,020.85	$4.19

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Value Strategies Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2019, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Advisor Value Strategies Fund

2019 Total Return % vs. Morningstar Mid-Cap Value and Russell Midcap Value:

75% beaten
25% beaten
Benchmark
Class K
Class C
4.00
2.00
0.00
-2.00
-4.00
3.68
3.85
1.66
0.50
-2.10
1 Year
34.00
32.00
30.00
28.00
26.00
24.00
32.72
31.87
29.32
27.28
25.20
3 Year
40.0
35.0
30.0
25.0
20.0
38.4
38.6
31.7
24.1
24.3
5 Year

% Beaten

	1 Year	3 Year	5 Year
Retail Class	66%	60%	49%
Class A	64%	51%	43%
Class C	53%	34%	23%
Class I	65%	59%	48%
Class K	66%	64%	51%
Class M	60%	45%	38%

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 (December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity Advisor Value Strategies Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2019. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for the 12-month period ended June 30, 2019.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

SO-SANN-0720
1.704744.122

Fidelity Advisor® Equity Income Fund

Semi-Annual Report

May 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2020

% of fund's net assets
Wells Fargo & Co.	2.7
Bristol-Myers Squibb Co.	2.6
Comcast Corp. Class A	2.4
AbbVie, Inc.	2.3
General Dynamics Corp.	2.2
Capgemini SA	2.1
UnitedHealth Group, Inc.	2.0
Bank of America Corp.	1.8
Verizon Communications, Inc.	1.8
Amdocs Ltd.	1.8
21.7

Top Five Market Sectors as of May 31, 2020

% of fund's net assets
Health Care	19.2
Financials	17.6
Industrials	10.6
Information Technology	9.2
Consumer Staples	8.8

Asset Allocation (% of fund's net assets)

As of May 31, 2020 *
Stocks	97.1%
Other Investments	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	2.7%

 * Foreign investments - 15.4%

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value (000s)
COMMUNICATION SERVICES - 7.5%
Diversified Telecommunication Services - 1.8%
Verizon Communications, Inc.	405,190	$23,250
Entertainment - 1.4%
Cinemark Holdings, Inc.	208,100	3,128
The Walt Disney Co.	130,500	15,308
		18,436
Media - 4.3%
Comcast Corp. Class A	776,100	30,734
Interpublic Group of Companies, Inc.	742,000	12,696
Omnicom Group, Inc.	220,700	12,092
		55,522

TOTAL COMMUNICATION SERVICES		97,208

CONSUMER DISCRETIONARY - 4.5%
Hotels, Restaurants & Leisure - 0.4%
Wyndham Destinations, Inc.	165,900	5,276
Household Durables - 0.6%
Whirlpool Corp.	69,700	8,491
Internet & Direct Marketing Retail - 0.9%
eBay, Inc.	255,300	11,626
Leisure Products - 0.1%
New Academy Holding Co. LLC unit (a)(b)(c)(d)	52,800	1,658
Multiline Retail - 0.1%
Nordstrom, Inc. (e)	65,400	1,055
Specialty Retail - 1.4%
Gap, Inc. (e)	246,500	2,194
Lowe's Companies, Inc.	90,300	11,771
Ross Stores, Inc.	40,100	3,888
		17,853
Textiles, Apparel & Luxury Goods - 1.0%
adidas AG	15,900	4,217
Ralph Lauren Corp.	27,700	2,092
Tapestry, Inc.	456,600	6,210
		12,519

TOTAL CONSUMER DISCRETIONARY		58,478

CONSUMER STAPLES - 8.8%
Beverages - 0.9%
Keurig Dr. Pepper, Inc.	66,700	1,862
The Coca-Cola Co.	207,100	9,667
		11,529
Food & Staples Retailing - 1.3%
Kroger Co.	259,100	8,452
Sysco Corp.	149,500	8,246
		16,698
Food Products - 0.7%
General Mills, Inc.	147,840	9,320
Personal Products - 1.0%
Unilever NV (NY Reg.)	238,800	12,303
Tobacco - 4.9%
Altria Group, Inc.	576,000	22,493
British American Tobacco PLC sponsored ADR	378,501	15,170
Imperial Brands PLC	355,898	6,446
Philip Morris International, Inc.	272,800	20,013
		64,122

TOTAL CONSUMER STAPLES		113,972

ENERGY - 6.8%
Oil, Gas & Consumable Fuels - 6.8%
BP PLC sponsored ADR	523,600	12,116
Chevron Corp.	183,569	16,833
ConocoPhillips Co.	161,600	6,816
Enterprise Products Partners LP	397,900	7,600
Exxon Mobil Corp.	490,000	22,280
Noble Midstream Partners LP	98,600	953
The Williams Companies, Inc.	672,450	13,738
Valero Energy Corp.	101,500	6,764
Viper Energy Partners LP	146,700	1,539
		88,639
FINANCIALS - 17.6%
Banks - 7.8%
Bank of America Corp.	983,600	23,724
Bank OZK	402,200	9,045
Citigroup, Inc.	137,900	6,607
East West Bancorp, Inc.	157,800	5,515
Huntington Bancshares, Inc.	1,606,100	14,278
PNC Financial Services Group, Inc.	13,400	1,528
The Toronto-Dominion Bank	131,400	5,629
Wells Fargo & Co.	1,318,450	34,904
		101,230
Capital Markets - 3.1%
Goldman Sachs Group, Inc.	67,500	13,263
Lazard Ltd. Class A	239,300	6,428
Northern Trust Corp.	87,100	6,882
State Street Corp.	219,799	13,399
		39,972
Consumer Finance - 1.9%
Capital One Financial Corp.	224,800	15,295
Synchrony Financial	449,700	9,160
		24,455
Insurance - 4.4%
AXA SA	471,500	8,652
Chubb Ltd.	70,784	8,631
Fairfax Financial Holdings Ltd. (sub. vtg.)	21,800	6,056
First American Financial Corp.	168,100	8,487
Hartford Financial Services Group, Inc.	132,200	5,062
Old Republic International Corp.	384,600	5,996
The Travelers Companies, Inc.	138,300	14,795
		57,679
Mortgage Real Estate Investment Trusts - 0.4%
Starwood Property Trust, Inc.	384,100	5,093

TOTAL FINANCIALS		228,429

HEALTH CARE - 19.2%
Biotechnology - 3.4%
AbbVie, Inc.	322,200	29,858
Amgen, Inc.	61,049	14,023
		43,881
Health Care Providers & Services - 7.1%
Anthem, Inc.	53,400	15,705
Cigna Corp.	66,800	13,181
CVS Health Corp.	189,836	12,448
Humana, Inc.	29,400	12,073
McKesson Corp.	81,900	12,995
UnitedHealth Group, Inc.	85,200	25,973
		92,375
Pharmaceuticals - 8.7%
Bristol-Myers Squibb Co.	567,500	33,891
Johnson & Johnson	140,318	20,872
Merck & Co., Inc.	248,800	20,083
Roche Holding AG (participation certificate)	61,350	21,296
Sanofi SA sponsored ADR	327,500	16,084
		112,226

TOTAL HEALTH CARE		248,482

INDUSTRIALS - 10.6%
Aerospace & Defense - 2.8%
General Dynamics Corp.	189,300	27,795
Raytheon Technologies Corp.	128,307	8,278
		36,073
Electrical Equipment - 1.6%
Hubbell, Inc. Class B	72,000	8,814
Regal Beloit Corp.	156,300	12,432
		21,246
Industrial Conglomerates - 1.3%
3M Co.	41,400	6,477
General Electric Co.	1,634,554	10,739
		17,216
Machinery - 3.3%
Allison Transmission Holdings, Inc.	341,200	12,870
ITT, Inc.	118,100	6,814
Otis Worldwide Corp.	264,353	13,918
Stanley Black & Decker, Inc.	73,200	9,183
		42,785
Professional Services - 0.7%
Intertrust NV (f)	564,300	8,907
Road & Rail - 0.4%
Union Pacific Corp.	33,200	5,639
Trading Companies & Distributors - 0.5%
HD Supply Holdings, Inc. (a)	191,400	6,069

TOTAL INDUSTRIALS		137,935

INFORMATION TECHNOLOGY - 9.2%
Communications Equipment - 1.4%
Cisco Systems, Inc.	385,453	18,432
Electronic Equipment & Components - 0.7%
TE Connectivity Ltd.	109,700	8,913
IT Services - 6.1%
Amdocs Ltd.	365,900	22,781
Capgemini SA	263,800	26,970
Cognizant Technology Solutions Corp. Class A	104,700	5,549
Fidelity National Information Services, Inc.	49,500	6,872
Genpact Ltd.	121,700	4,375
IBM Corp.	97,000	12,115
		78,662
Semiconductors & Semiconductor Equipment - 0.3%
Broadcom, Inc.	12,900	3,757
Software - 0.7%
Oracle Corp.	81,400	4,377
SS&C Technologies Holdings, Inc.	77,100	4,464
		8,841

TOTAL INFORMATION TECHNOLOGY		118,605

MATERIALS - 3.1%
Chemicals - 2.3%
CF Industries Holdings, Inc.	156,500	4,596
DuPont de Nemours, Inc.	410,166	20,808
Westlake Chemical Corp.	89,100	4,250
		29,654
Containers & Packaging - 0.8%
WestRock Co.	361,200	10,135

TOTAL MATERIALS		39,789

REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.9%
Brandywine Realty Trust (SBI)	763,500	7,368
Corporate Office Properties Trust (SBI)	189,300	4,727
Highwoods Properties, Inc. (SBI)	139,600	5,342
Potlatch Corp.	228,400	7,763
Ryman Hospitality Properties, Inc.	109,900	3,756
SL Green Realty Corp.	123,100	5,185
Store Capital Corp.	174,700	3,379
		37,520
UTILITIES - 6.9%
Electric Utilities - 4.3%
Duke Energy Corp.	231,500	19,823
Edison International	220,064	12,788
Exelon Corp.	527,800	20,220
Pinnacle West Capital Corp.	34,500	2,688
		55,519
Independent Power and Renewable Electricity Producers - 0.3%
Vistra Energy Corp.	178,500	3,649
Multi-Utilities - 2.3%
CenterPoint Energy, Inc.	954,000	16,962
Dominion Energy, Inc.	149,500	12,709
		29,671

TOTAL UTILITIES		88,839

TOTAL COMMON STOCKS
(Cost $1,315,106)		1,257,896

Other - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (c)(d)(g)
(Cost $5,865)	5,865,354	2,696

Money Market Funds - 2.5%
Fidelity Cash Central Fund 0.11% (h)	29,464,295	29,470
Fidelity Securities Lending Cash Central Fund 0.10% (h)(i)	2,563,968	2,564
TOTAL MONEY MARKET FUNDS
(Cost $32,034)		32,034
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $1,353,005)		1,292,626
NET OTHER ASSETS (LIABILITIES) - 0.2%		3,018
NET ASSETS - 100%		$1,295,644

Legend

 (a) Non-income producing

 (b) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,354,000 or 0.3% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security is on loan at period end.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,907,000 or 0.7% of net assets.

 (g) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
New Academy Holding Co. LLC unit	8/1/11	$5,565
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$5,865

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$73
Fidelity Securities Lending Cash Central Fund	94
Total	$167

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$97,208	$97,208	$--	$--
Consumer Discretionary	58,478	52,603	4,217	1,658
Consumer Staples	113,972	113,972	--	--
Energy	88,639	88,639	--	--
Financials	228,429	219,777	8,652	--
Health Care	248,482	227,186	21,296	--
Industrials	137,935	137,935	--	--
Information Technology	118,605	118,605	--	--
Materials	39,789	39,789	--	--
Real Estate	37,520	37,520	--	--
Utilities	88,839	88,839	--	--
Other	2,696	--	--	2,696
Money Market Funds	32,034	32,034	--	--
Total Investments in Securities:	$1,292,626	$1,254,107	$34,165	$4,354

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	84.6%
France	4.0%
Switzerland	3.1%
United Kingdom	2.6%
Bailiwick of Guernsey	1.8%
Netherlands	1.7%
Canada	1.0%
Others (Individually Less Than 1%)	1.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,265) — See accompanying schedule: Unaffiliated issuers (cost $1,320,971)	$1,260,592
Fidelity Central Funds (cost $32,034)	32,034
Total Investment in Securities (cost $1,353,005)		$1,292,626
Restricted cash		193
Receivable for investments sold		9,541
Receivable for fund shares sold		225
Dividends receivable		4,500
Distributions receivable from Fidelity Central Funds		3
Other receivables		62
Total assets		1,307,150
Liabilities
Payable for investments purchased	$6,553
Payable for fund shares redeemed	1,219
Accrued management fee	447
Distribution and service plan fees payable	359
Other affiliated payables	227
Other payables and accrued expenses	137
Collateral on securities loaned	2,564
Total liabilities		11,506
Net Assets		$1,295,644
Net Assets consist of:
Paid in capital		$1,359,376
Total accumulated earnings (loss)		(63,732)
Net Assets		$1,295,644
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($531,754 ÷ 21,821 shares)(a)		$24.37
Maximum offering price per share (100/94.25 of $24.37)		$25.86
Class M:
Net Asset Value and redemption price per share ($507,632 ÷ 20,248 shares)(a)		$25.07
Maximum offering price per share (100/96.50 of $25.07)		$25.98
Class C:
Net Asset Value and offering price per share ($64,452 ÷ 2,615 shares)(a)		$24.65
Class I:
Net Asset Value, offering price and redemption price per share ($168,841 ÷ 6,550 shares)		$25.78
Class Z:
Net Asset Value, offering price and redemption price per share ($22,965 ÷ 892 shares)		$25.75

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2020 (Unaudited)
Investment Income
Dividends		$24,615
Income from Fidelity Central Funds (including $94 from security lending)		167
Total income		24,782
Expenses
Management fee	$3,072
Transfer agent fees	1,302
Distribution and service plan fees	2,468
Accounting fees	224
Custodian fees and expenses	20
Independent trustees' fees and expenses	4
Registration fees	47
Audit	30
Legal	2
Miscellaneous	40
Total expenses before reductions	7,209
Expense reductions	(66)
Total expenses after reductions		7,143
Net investment income (loss)		17,639
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(7,563)
Foreign currency transactions	(17)
Total net realized gain (loss)		(7,580)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(226,744)
Assets and liabilities in foreign currencies	12
Total change in net unrealized appreciation (depreciation)		(226,732)
Net gain (loss)		(234,312)
Net increase (decrease) in net assets resulting from operations		$(216,673)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2020 (Unaudited)	Year ended November 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,639	$36,220
Net realized gain (loss)	(7,580)	99,044
Change in net unrealized appreciation (depreciation)	(226,732)	37,356
Net increase (decrease) in net assets resulting from operations	(216,673)	172,620
Distributions to shareholders	(106,137)	(212,703)
Share transactions - net increase (decrease)	(21,148)	(17,423)
Total increase (decrease) in net assets	(343,958)	(57,506)
Net Assets
Beginning of period	1,639,602	1,697,108
End of period	$1,295,644	$1,639,602

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Equity Income Fund Class A

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$30.22	$31.53	$34.96	$32.05	$31.10	$34.44
Income from Investment Operations
Net investment income (loss)A	.33	.67	.68	.62	.59	.92
Net realized and unrealized gain (loss)	(4.15)	2.08	(.37)B	3.32	3.13	(2.15)
Total from investment operations	(3.82)	2.75	.31	3.94	3.72	(1.23)
Distributions from net investment income	(.36)	(.65)	(.78)	(.58)C	(.66)	(.98)
Distributions from net realized gain	(1.67)	(3.41)	(2.95)	(.46)C	(2.11)	(1.14)
Total distributions	(2.03)	(4.06)	(3.74)D	(1.03)E	(2.77)	(2.11)F
Net asset value, end of period	$24.37	$30.22	$31.53	$34.96	$32.05	$31.10
Total ReturnG,H,I	(13.60)%	11.73%	.77%B	12.55%	13.52%	(3.61)%
Ratios to Average Net AssetsJ,K
Expenses before reductions	.93%L	.93%	.93%	.94%	.95%	.95%
Expenses net of fee waivers, if any	.92%L	.92%	.93%	.94%	.95%	.95%
Expenses net of all reductions	.92%L	.92%	.91%	.93%	.95%	.94%
Net investment income (loss)	2.58%L	2.37%	2.11%	1.88%	2.01%	2.85%
Supplemental Data
Net assets, end of period (in millions)	$532	$660	$609	$686	$703	$688
Portfolio turnover rateM	73%L	48%	59%	48%	36%	53%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.04 per share. Excluding these litigation proceeds, the total return would have been .64%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $3.74 per share is comprised of distributions from net investment income of $.783 and distributions from net realized gain of $2.952 per share.

 E Total distributions of $1.03 per share is comprised of distributions from net investment income of $.577 and distributions from net realized gain of $.456 per share.

 F Total distributions of $2.11 per share is comprised of distributions from net investment income of $.975 and distributions from net realized gain of $1.136 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Total returns do not include the effect of the sales charges.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Equity Income Fund Class M

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$31.02	$32.24	$35.65	$32.66	$31.64	$34.99
Income from Investment Operations
Net investment income (loss)A	.31	.62	.62	.56	.53	.86
Net realized and unrealized gain (loss)	(4.27)	2.15	(.38)B	3.38	3.19	(2.18)
Total from investment operations	(3.96)	2.77	.24	3.94	3.72	(1.32)
Distributions from net investment income	(.33)	(.58)	(.70)	(.50)C	(.59)	(.89)
Distributions from net realized gain	(1.67)	(3.41)	(2.95)	(.46)C	(2.11)	(1.14)
Total distributions	(1.99)D	(3.99)	(3.65)	(.95)E	(2.70)	(2.03)
Net asset value, end of period	$25.07	$31.02	$32.24	$35.65	$32.66	$31.64
Total ReturnF,G,H	(13.70)%	11.46%	.56%B	12.29%	13.24%	(3.83)%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.16%K	1.16%	1.16%	1.17%	1.18%	1.18%
Expenses net of fee waivers, if any	1.16%K	1.16%	1.16%	1.17%	1.18%	1.18%
Expenses net of all reductions	1.15%K	1.16%	1.15%	1.17%	1.18%	1.17%
Net investment income (loss)	2.35%K	2.14%	1.88%	1.64%	1.78%	2.62%
Supplemental Data
Net assets, end of period (in millions)	$508	$642	$662	$775	$787	$813
Portfolio turnover rateL	73%K	48%	59%	48%	36%	53%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.04 per share. Excluding these litigation proceeds, the total return would have been .43%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $1.99 per share is comprised of distributions from net investment income of $.326 and distributions from net realized gain of $1.668 per share.

 E Total distributions of $.95 per share is comprised of distributions from net investment income of $.495 and distributions from net realized gain of $.456 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Equity Income Fund Class C

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$30.52	$31.73	$35.15	$32.21	$31.24	$34.57
Income from Investment Operations
Net investment income (loss)A	.23	.45	.44	.37	.37	.68
Net realized and unrealized gain (loss)	(4.18)	2.12	(.39)B	3.35	3.14	(2.15)
Total from investment operations	(3.95)	2.57	.05	3.72	3.51	(1.47)
Distributions from net investment income	(.25)	(.37)	(.52)	(.32)C	(.43)	(.72)
Distributions from net realized gain	(1.67)	(3.41)	(2.95)	(.46)C	(2.11)	(1.14)
Total distributions	(1.92)	(3.78)	(3.47)	(.78)	(2.54)	(1.86)
Net asset value, end of period	$24.65	$30.52	$31.73	$35.15	$32.21	$31.24
Total ReturnD,E,F	(13.94)%	10.86%	(.01)%B	11.72%	12.63%	(4.34)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.72%I	1.72%	1.70%	1.70%	1.72%	1.72%
Expenses net of fee waivers, if any	1.72%I	1.71%	1.69%	1.70%	1.72%	1.71%
Expenses net of all reductions	1.71%I	1.71%	1.68%	1.70%	1.71%	1.71%
Net investment income (loss)	1.78%I	1.58%	1.34%	1.11%	1.24%	2.09%
Supplemental Data
Net assets, end of period (in millions)	$64	$84	$160	$195	$198	$187
Portfolio turnover rateJ	73%I	48%	59%	48%	36%	53%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.04 per share. Excluding these litigation proceeds, the total return would have been (.14)%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Equity Income Fund Class I

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$31.85	$32.99	$36.40	$33.31	$32.21	$35.59
Income from Investment Operations
Net investment income (loss)A	.39	.78	.80	.74	.69	1.04
Net realized and unrealized gain (loss)	(4.39)	2.21	(.39)B	3.46	3.26	(2.23)
Total from investment operations	(4.00)	2.99	.41	4.20	3.95	(1.19)
Distributions from net investment income	(.40)	(.72)	(.87)	(.65)C	(.74)	(1.06)
Distributions from net realized gain	(1.67)	(3.41)	(2.95)	(.46)C	(2.11)	(1.14)
Total distributions	(2.07)	(4.13)	(3.82)	(1.11)	(2.85)	(2.19)D
Net asset value, end of period	$25.78	$31.85	$32.99	$36.40	$33.31	$32.21
Total ReturnE,F	(13.48)%	12.00%	1.05%B	12.86%	13.82%	(3.37)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.67%I	.67%	.67%	.68%	.69%	.69%
Expenses net of fee waivers, if any	.67%I	.67%	.67%	.68%	.69%	.69%
Expenses net of all reductions	.66%I	.67%	.66%	.68%	.68%	.69%
Net investment income (loss)	2.84%I	2.63%	2.37%	2.14%	2.27%	3.11%
Supplemental Data
Net assets, end of period (in millions)	$169	$227	$243	$269	$439	$428
Portfolio turnover rateJ	73%I	48%	59%	48%	36%	53%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been .92%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $2.19 per share is comprised of distributions from net investment income of $1.058 and distributions from net realized gain of $1.136 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Equity Income Fund Class Z

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$31.82	$32.96	$36.38	$33.30	$32.21	$35.59
Income from Investment Operations
Net investment income (loss)A	.41	.82	.85	.79	.74	1.08
Net realized and unrealized gain (loss)	(4.39)	2.21	(.40)B	3.46	3.24	(2.21)
Total from investment operations	(3.98)	3.03	.45	4.25	3.98	(1.13)
Distributions from net investment income	(.42)	(.77)	(.91)	(.71)C	(.79)	(1.11)
Distributions from net realized gain	(1.67)	(3.41)	(2.95)	(.46)C	(2.11)	(1.14)
Total distributions	(2.09)	(4.17)D	(3.87)E	(1.17)	(2.89)F	(2.25)
Net asset value, end of period	$25.75	$31.82	$32.96	$36.38	$33.30	$32.21
Total ReturnG,H	(13.42)%	12.18%	1.16%B	13.02%	13.96%	(3.20)%
Ratios to Average Net AssetsI,J
Expenses before reductions	.53%K	.53%	.53%	.54%	.54%	.54%
Expenses net of fee waivers, if any	.53%K	.53%	.53%	.53%	.54%	.54%
Expenses net of all reductions	.52%K	.52%	.52%	.53%	.53%	.53%
Net investment income (loss)	2.98%K	2.77%	2.51%	2.28%	2.42%	3.26%
Supplemental Data
Net assets, end of period (in millions)	$23	$27	$22	$23	$15	$14
Portfolio turnover rateL	73%K	48%	59%	48%	36%	53%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been 1.03%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $4.17 per share is comprised of distributions from net investment income of $.767 and distributions from net realized gain of $3.407 per share.

 E Total distributions of $3.87 per share is comprised of distributions from net investment income of $.914 and distributions from net realized gain of $2.952 per share.

 F Total distributions of $2.89 per share is comprised of distributions from net investment income of $.788 and distributions from net realized gain of $2.106 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2020
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Equity Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $59 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, contingent interest, equity-debt classifications, certain conversion ratio adjustments, partnerships, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$146,510
Gross unrealized depreciation	(211,833)
Net unrealized appreciation (depreciation)	$(65,323)
Tax cost	$1,357,949

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $2,889 in this Subsidiary, representing .22% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiary is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Equity Income Fund	513,552	619,407

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .43% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$722	$13
Class M	.25%	.25%	1,385	15
Class C	.75%	.25%	361	26
			$2,468	$54

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$33
Class M	8
Class C(a)	3
$44

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Effective February 1, 2020, the Board approved to change the fee for Class Z from .046% to .044%.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$552.19
Class M	484.17
Class C	85.24
Class I	176.19
Class Z	5.04
	$1,302

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Equity Income Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Equity Income Fund	$17

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $5.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Advisor Equity Income Fund	$2

During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Total fees paid by the Fund to NFS, as lending agent, amounted to $6. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $48 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $2.

During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Class A	$–(a)

 (a) In the amount of less than five hundred dollars

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $3.

In addition, during the period the investment adviser or an affiliate reimbursed the Fund $13 for an operational error which is included in the accompanying Statement of Operations.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2020	Year ended November 30, 2019
Distributions to shareholders
Class A	$44,083	$79,342
Class M	40,445	81,721
Class C	5,201	18,262
Class I	14,604	30,468
Class Z	1,804	2,910
Total	$106,137	$212,703

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2020	Year ended November 30, 2019	Six months ended May 31, 2020	Year ended November 30, 2019
Class A
Shares sold	727	3,496	$18,640	$96,604
Reinvestment of distributions	1,465	3,004	41,874	74,808
Shares redeemed	(2,202)	(3,985)	(56,363)	(110,872)
Net increase (decrease)	(10)	2,515	$4,151	$60,540
Class M
Shares sold	871	1,514	$22,580	$43,215
Reinvestment of distributions	1,345	3,147	39,711	80,190
Shares redeemed	(2,675)	(4,498)	(71,291)	(128,411)
Net increase (decrease)	(459)	163	$(9,000)	$(5,006)
Class C
Shares sold	174	409	$4,573	$11,241
Reinvestment of distributions	166	709	4,867	17,599
Shares redeemed	(462)	(3,423)	(11,685)	(95,487)
Net increase (decrease)	(122)	(2,305)	$(2,245)	$(66,647)
Class I
Shares sold	502	1,418	$13,795	$40,915
Reinvestment of distributions	417	1,008	12,568	26,374
Shares redeemed	(1,497)	(2,676)	(41,995)	(78,064)
Net increase (decrease)	(578)	(250)	$(15,632)	$(10,775)
Class Z
Shares sold	131	451	$3,708	$12,949
Reinvestment of distributions	55	100	1,648	2,630
Shares redeemed	(146)	(376)	(3,778)	(11,114)
Net increase (decrease)	40	175	$1,578	$4,465

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2019 to May 31, 2020).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2019	Ending Account Value May 31, 2020	Expenses Paid During Period-B December 1, 2019 to May 31, 2020
Class A	.92%
Actual		$1,000.00	$864.00	$4.29
Hypothetical-C		$1,000.00	$1,020.40	$4.65
Class M	1.16%
Actual		$1,000.00	$863.00	$5.40
Hypothetical-C		$1,000.00	$1,019.20	$5.86
Class C	1.72%
Actual		$1,000.00	$860.60	$8.00
Hypothetical-C		$1,000.00	$1,016.40	$8.67
Class I	.67%
Actual		$1,000.00	$865.20	$3.12
Hypothetical-C		$1,000.00	$1,021.65	$3.39
Class Z	.53%
Actual		$1,000.00	$865.80	$2.47
Hypothetical-C		$1,000.00	$1,022.35	$2.68

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Equity Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes for the fund in April 2017 and January 2018. The Board will continue to monitor closely the fund's performance, taking into account the portfolio management changes.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2019, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Advisor Equity Income Fund

2019 Total Return % vs. Lipper Equity Income Funds Objective and Russell 3000 Value:

75% beaten
25% beaten
Benchmark
Class Z
Class C
12.00
10.00
8.00
6.00
4.00
10.18
7.34
5.70
4.46
4.21
40.0
35.0
30.0
25.0
37.9
33.8
30.8
27.6
26.2
55.0
50.0
45.0
40.0
35.0
30.0
25.0
50.3
42.3
33.5
33.5
25.9
1 Year
3 Year
5 Year

% Beaten

	1 Year	3 Year	5 Year
Class A	33%	30%	21%
Class C	27%	21%	14%
Class I	36%	34%	24%
Class M	32%	27%	19%
Class Z	39%	36%	25%

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 (December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Advisor Equity Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2019.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class C, Class I, and Class Z ranked below the competitive median for the 12-month period ended June 30, 2019 and the total expense ratio of Class M ranked above the competitive median for the 12-month period ended June 30, 2019. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class M was above the competitive median primarily because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived to retirement plans and intermediary wrap programs where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans and wrap programs. The Board noted that, when compared with competitor funds that charge a 0.50% 12b-1 fee, the total expense ratio of Class M is below median. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contracts). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

EPI-SANN-0720
1.704674.122

Fidelity Advisor® Equity Growth Fund

Semi-Annual Report

May 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2020

% of fund's net assets
Microsoft Corp.	9.1
Alphabet, Inc. Class A	6.4
Amazon.com, Inc.	5.3
Apple, Inc.	4.7
Facebook, Inc. Class A	4.7
Adobe, Inc.	3.5
NVIDIA Corp.	3.4
Visa, Inc. Class A	3.0
Qualcomm, Inc.	2.1
American Tower Corp.	2.0
44.2

Top Five Market Sectors as of May 31, 2020

% of fund's net assets
Information Technology	37.0
Health Care	17.3
Communication Services	14.9
Consumer Discretionary	13.3
Industrials	5.6

Asset Allocation (% of fund's net assets)

As of May 31, 2020*
Stocks	99.6%
Short-Term Investments and Net Other Assets (Liabilities)	0.4%

 * Foreign investments – 14.9%

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value (000s)
COMMUNICATION SERVICES - 14.9%
Diversified Telecommunication Services - 0.2%
Bandwidth, Inc. (a)	57,100	$6,330
Entertainment - 2.0%
Activision Blizzard, Inc.	528,866	38,068
CD Projekt RED SA	84,964	8,553
Electronic Arts, Inc. (a)	188,276	23,135
		69,756
Interactive Media & Services - 12.7%
Alphabet, Inc. Class A (a)	152,548	218,681
Facebook, Inc. Class A (a)	716,431	161,261
Tencent Holdings Ltd.	909,883	49,276
Wise Talent Information Technology Co. Ltd. (a)	1,571,000	3,722
		432,940

TOTAL COMMUNICATION SERVICES		509,026

CONSUMER DISCRETIONARY - 13.3%
Automobiles - 1.0%
Ferrari NV	123,875	20,899
Tesla, Inc. (a)	16,000	13,360
		34,259
Diversified Consumer Services - 0.3%
Laureate Education, Inc. Class A (a)	1,061,844	10,332
Hotels, Restaurants & Leisure - 0.8%
Dalata Hotel Group PLC	114,900	415
Starbucks Corp.	355,500	27,725
		28,140
Household Durables - 1.2%
Blu Investments LLC (b)(c)	12,123,162	21
D.R. Horton, Inc.	470,197	26,002
NVR, Inc. (a)	4,961	15,982
		42,005
Internet & Direct Marketing Retail - 8.3%
Alibaba Group Holding Ltd. sponsored ADR (a)	206,566	42,840
Amazon.com, Inc. (a)	74,293	181,451
Delivery Hero AG (a)(d)	43,500	4,161
Fiverr International Ltd. (e)	21,282	1,386
Pinduoduo, Inc. ADR (a)	336,556	22,505
The Booking Holdings, Inc. (a)	16,551	27,134
The RealReal, Inc. (e)	358,000	4,801
		284,278
Leisure Products - 0.2%
Peloton Interactive, Inc. Class A (a)	143,800	6,067
Specialty Retail - 0.6%
National Vision Holdings, Inc. (a)	41,784	1,119
Ross Stores, Inc.	190,819	18,502
		19,621
Textiles, Apparel & Luxury Goods - 0.9%
Aritzia LP (a)	90,600	1,194
Capri Holdings Ltd. (a)	236,600	3,558
LVMH Moet Hennessy Louis Vuitton SE	56,279	23,610
PVH Corp.	43,000	1,955
Tapestry, Inc.	119,500	1,625
		31,942

TOTAL CONSUMER DISCRETIONARY		456,644

CONSUMER STAPLES - 4.7%
Beverages - 1.5%
Fever-Tree Drinks PLC	574	15
Kweichow Moutai Co. Ltd. (A Shares)	100,813	19,303
Monster Beverage Corp. (a)	456,700	32,841
		52,159
Food & Staples Retailing - 0.2%
Performance Food Group Co. (a)	226,900	6,047
Food Products - 0.1%
The Simply Good Foods Co. (a)	247,508	4,215
Household Products - 1.4%
Energizer Holdings, Inc. (e)	535,514	23,498
Reckitt Benckiser Group PLC	263,213	23,575
		47,073
Personal Products - 1.5%
Estee Lauder Companies, Inc. Class A	125,744	24,831
Herbalife Nutrition Ltd. (a)	611,800	26,821
		51,652

TOTAL CONSUMER STAPLES		161,146

ENERGY - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Reliance Industries Ltd.	1,883,261	36,477
Reliance Industries Ltd. rights (a)	130,164	382
		36,859
FINANCIALS - 1.9%
Banks - 0.4%
HDFC Bank Ltd.	136,892	1,734
HDFC Bank Ltd. sponsored ADR	247,581	10,356
Metro Bank PLC (a)(e)	48,880	43
		12,133
Capital Markets - 1.3%
CME Group, Inc.	144,249	26,340
Goldman Sachs Group, Inc.	57,200	11,239
JMP Group, Inc.	137,116	395
MSCI, Inc.	6,511	2,141
Tradeweb Markets, Inc. Class A	42,493	2,803
XP, Inc. Class A (a)	31,500	956
		43,874
Consumer Finance - 0.2%
Capital One Financial Corp.	112,300	7,641

TOTAL FINANCIALS		63,648

HEALTH CARE - 17.3%
Biotechnology - 7.9%
AbbVie, Inc.	518,558	48,055
ACADIA Pharmaceuticals, Inc. (a)	32,200	1,600
Affimed NV (a)	341,485	1,123
Aimmune Therapeutics, Inc. (a)(e)	202,418	3,362
Applied Therapeutics, Inc. (a)	85,800	3,906
Atara Biotherapeutics, Inc. (a)	235,700	2,711
BioNTech SE ADR (a)	277,707	13,755
CRISPR Therapeutics AG (a)(e)	55,300	3,571
Cytokinetics, Inc. (a)	299,383	6,200
Galapagos Genomics NV sponsored ADR (a)	56,600	11,477
Gamida Cell Ltd. (a)	755,868	4,256
Gilead Sciences, Inc.	207,000	16,111
Global Blood Therapeutics, Inc. (a)	11,827	827
Innovent Biologics, Inc. (a)(d)	623,000	3,421
Insmed, Inc. (a)	732,689	17,797
Neurocrine Biosciences, Inc. (a)	251,600	31,390
Regeneron Pharmaceuticals, Inc. (a)	103,800	63,610
Rubius Therapeutics, Inc. (a)	31,096	201
Sarepta Therapeutics, Inc. (a)	12,700	1,934
Vertex Pharmaceuticals, Inc. (a)	110,659	31,865
Viela Bio, Inc.	31,000	1,454
		268,626
Health Care Equipment & Supplies - 2.5%
Axonics Modulation Technologies, Inc. (a)(e)	136,400	5,002
Danaher Corp.	156,597	26,091
Haemonetics Corp. (a)	64,607	7,086
Intuitive Surgical, Inc. (a)	60,491	35,087
Nevro Corp. (a)	50,300	6,318
Penumbra, Inc. (a)	34,886	6,015
		85,599
Health Care Providers & Services - 1.5%
Guardant Health, Inc. (a)	20,115	1,818
UnitedHealth Group, Inc.	164,292	50,084
		51,902
Health Care Technology - 0.9%
Inspire Medical Systems, Inc. (a)	129,511	10,560
Veeva Systems, Inc. Class A (a)	92,803	20,312
		30,872
Life Sciences Tools & Services - 1.9%
10X Genomics, Inc. (a)	62,996	4,912
Bruker Corp.	319,537	13,830
Charles River Laboratories International, Inc. (a)	29,100	5,228
Codexis, Inc. (a)(e)	283,204	3,517
Nanostring Technologies, Inc. (a)	146,600	4,476
Thermo Fisher Scientific, Inc.	90,670	31,661
		63,624
Pharmaceuticals - 2.6%
AstraZeneca PLC sponsored ADR	726,630	39,674
Eli Lilly & Co.	250,100	38,253
Sanofi SA	122,300	11,963
		89,890

TOTAL HEALTH CARE		590,513

INDUSTRIALS - 5.6%
Aerospace & Defense - 0.3%
TransDigm Group, Inc.	24,182	10,273
Airlines - 0.4%
Ryanair Holdings PLC sponsored ADR (a)	181,100	12,998
Commercial Services & Supplies - 0.3%
Cintas Corp.	47,100	11,679
Electrical Equipment - 0.5%
Generac Holdings, Inc. (a)	159,500	17,748
Industrial Conglomerates - 0.7%
General Electric Co.	1,157,400	7,604
Roper Technologies, Inc.	41,926	16,510
		24,114
Machinery - 0.6%
Gardner Denver Holdings, Inc. (a)	709,072	19,996
Professional Services - 1.1%
Equifax, Inc.	249,736	38,349
Upwork, Inc. (a)	7,483	93
		38,442
Road & Rail - 1.6%
Rumo SA (a)	2,028,300	8,564
Uber Technologies, Inc.	1,262,672	45,860
		54,424
Trading Companies & Distributors - 0.1%
Fastenal Co.	42,100	1,737

TOTAL INDUSTRIALS		191,411

INFORMATION TECHNOLOGY - 37.0%
Electronic Equipment & Components - 0.8%
FLIR Systems, Inc.	88,000	4,066
II-VI, Inc. (a)	119,700	5,689
Novanta, Inc. (a)	7,400	760
SYNNEX Corp.	117,300	12,510
Zebra Technologies Corp. Class A (a)	11,900	3,110
		26,135
IT Services - 7.2%
Adyen BV (a)(d)	6,000	7,879
Black Knight, Inc. (a)	361,095	27,797
CACI International, Inc. Class A (a)	6,600	1,655
Edenred SA	12,148	507
Edenred SA rights 5/29/20 (a)(e)(f)	69,600	54
MasterCard, Inc. Class A	86,327	25,975
MongoDB, Inc. Class A (a)(e)	88,500	20,542
Okta, Inc. (a)	51,989	10,168
Shopify, Inc. Class A (a)	38,678	29,355
Square, Inc. (a)	261,600	21,211
Visa, Inc. Class A	517,589	101,054
		246,197
Semiconductors & Semiconductor Equipment - 9.2%
ASML Holding NV	88,967	29,316
Enphase Energy, Inc. (a)	124,200	7,227
Lam Research Corp.	12,100	3,311
Micron Technology, Inc. (a)	497,800	23,850
Monolithic Power Systems, Inc.	10,200	2,139
NVIDIA Corp.	330,399	117,298
NXP Semiconductors NV	286,536	27,536
Qualcomm, Inc.	901,060	72,878
Semiconductor Manufacturing International Corp. (a)	299,500	657
SolarEdge Technologies, Inc. (a)	35,000	4,967
Teradyne, Inc.	138,500	9,282
Universal Display Corp.	106,200	15,569
		314,030
Software - 15.1%
Adobe, Inc. (a)	308,996	119,458
Cloudflare, Inc. (a)	73,954	2,150
Datadog, Inc. Class A (a)	7,677	547
Elastic NV (a)	3,012	259
Manhattan Associates, Inc. (a)	154,027	13,616
Microsoft Corp.	1,706,832	312,773
Salesforce.com, Inc. (a)	393,390	68,761
		517,564
Technology Hardware, Storage & Peripherals - 4.7%
Apple, Inc.	511,200	162,531

TOTAL INFORMATION TECHNOLOGY		1,266,457

MATERIALS - 1.3%
Chemicals - 1.3%
Albemarle Corp. U.S. (e)	84,800	6,489
DuPont de Nemours, Inc.	239,400	12,145
Ecolab, Inc.	16,300	3,465
Sherwin-Williams Co.	37,231	22,110
		44,209
REAL ESTATE - 2.5%
Equity Real Estate Investment Trusts (REITs) - 2.2%
American Tower Corp.	267,139	68,967
Simon Property Group, Inc.	118,000	6,809
		75,776
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	211,100	9,284

TOTAL REAL ESTATE		85,060

TOTAL COMMON STOCKS
(Cost $2,061,666)		3,404,973

Convertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Nuvation Bio, Inc. Series A (b)(c)(f)	951,500	894
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
AppNexus, Inc. Series E (Escrow) (a)(b)(c)	105,425	3
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $734)		897

Money Market Funds - 1.5%
Fidelity Cash Central Fund 0.11% (g)	8,681,196	8,683
Fidelity Securities Lending Cash Central Fund 0.10% (g)(h)	43,399,319	43,404
TOTAL MONEY MARKET FUNDS
(Cost $52,087)		52,087
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $2,114,487)		3,457,957
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(39,299)
NET ASSETS - 100%		$3,418,658

Legend

 (a) Non-income producing

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $918,000 or 0.0% of net assets.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,461,000 or 0.5% of net assets.

 (e) Security or a portion of the security is on loan at period end.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
AppNexus, Inc. Series E (Escrow)	8/1/14	$0
Blu Investments LLC	5/21/20	$21
Nuvation Bio, Inc. Series A	6/17/19	$734

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$57
Fidelity Securities Lending Cash Central Fund	549
Total	$606

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$509,026	$456,028	$52,998	$--
Consumer Discretionary	456,644	433,013	23,610	21
Consumer Staples	161,146	137,571	23,575	--
Energy	36,859	36,859	--	--
Financials	63,648	61,914	1,734	--
Health Care	591,407	575,129	15,384	894
Industrials	191,411	191,411	--	--
Information Technology	1,266,460	1,265,800	657	3
Materials	44,209	44,209	--	--
Real Estate	85,060	85,060	--	--
Money Market Funds	52,087	52,087	--	--
Total Investments in Securities:	$3,457,957	$3,339,081	$117,958	$918

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	85.1%
Cayman Islands	4.5%
Netherlands	2.5%
United Kingdom	1.9%
India	1.5%
France	1.0%
Others (Individually Less Than 1%)	3.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $43,819) — See accompanying schedule: Unaffiliated issuers (cost $2,062,400)	$3,405,870
Fidelity Central Funds (cost $52,087)	52,087
Total Investment in Securities (cost $2,114,487)		$3,457,957
Receivable for investments sold		9,799
Receivable for fund shares sold		1,658
Dividends receivable		2,301
Distributions receivable from Fidelity Central Funds		14
Prepaid expenses		1
Other receivables		88
Total assets		3,471,818
Liabilities
Payable for investments purchased
Regular delivery	$3,710
Delayed delivery	421
Payable for fund shares redeemed	2,100
Accrued management fee	1,451
Distribution and service plan fees payable	895
Other affiliated payables	500
Other payables and accrued expenses	685
Collateral on securities loaned	43,398
Total liabilities		53,160
Net Assets		$3,418,658
Net Assets consist of:
Paid in capital		$1,952,202
Total accumulated earnings (loss)		1,466,456
Net Assets		$3,418,658
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,134,437 ÷ 85,307.4 shares)(a)		$13.30
Maximum offering price per share (100/94.25 of $13.30)		$14.11
Class M:
Net Asset Value and redemption price per share ($1,462,743 ÷ 112,918.2 shares)(a)		$12.95
Maximum offering price per share (100/96.50 of $12.95)		$13.42
Class C:
Net Asset Value and offering price per share ($107,846 ÷ 9,954.9 shares)(a)		$10.83
Class I:
Net Asset Value, offering price and redemption price per share ($586,694 ÷ 39,465.0 shares)		$14.87
Class Z:
Net Asset Value, offering price and redemption price per share ($126,938 ÷ 8,454.5 shares)		$15.01

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2020 (Unaudited)
Investment Income
Dividends		$13,320
Income from Fidelity Central Funds (including $549 from security lending)		606
Total income		13,926
Expenses
Management fee	$8,528
Transfer agent fees	2,627
Distribution and service plan fees	5,291
Accounting fees	469
Custodian fees and expenses	39
Independent trustees' fees and expenses	9
Registration fees	62
Audit	39
Legal	7
Interest	7
Miscellaneous	69
Total expenses before reductions	17,147
Expense reductions	(57)
Total expenses after reductions		17,090
Net investment income (loss)		(3,164)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	134,779
Fidelity Central Funds	(1)
Total net realized gain (loss)		134,778
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $148)	212,038
Assets and liabilities in foreign currencies	2
Total change in net unrealized appreciation (depreciation)		212,040
Net gain (loss)		346,818
Net increase (decrease) in net assets resulting from operations		$343,654

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2020 (Unaudited)	Year ended November 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(3,164)	$(7,326)
Net realized gain (loss)	134,778	363,791
Change in net unrealized appreciation (depreciation)	212,040	175,101
Net increase (decrease) in net assets resulting from operations	343,654	531,566
Distributions to shareholders	(289,806)	(189,976)
Share transactions - net increase (decrease)	137,475	(272,517)
Total increase (decrease) in net assets	191,323	69,073
Net Assets
Beginning of period	3,227,335	3,158,262
End of period	$3,418,658	$3,227,335

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Equity Growth Fund Class A

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019	2018 A	2017 A	2016 A	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$13.07	$11.84	$12.26	$9.61	$9.88	$9.38
Income from Investment Operations
Net investment income (loss)B	(.01)	(.02)	(.01)	(.01)	(.02)	(.01)
Net realized and unrealized gain (loss)	1.42	1.97	.93	3.24	(.01)	.51
Total from investment operations	1.41	1.95	.92	3.23	(.03)	.50
Distributions from net realized gain	(1.18)	(.72)	(1.34)	(.58)	(.24)	–
Total distributions	(1.18)	(.72)	(1.34)	(.58)	(.24)	–
Net asset value, end of period	$13.30	$13.07	$11.84	$12.26	$9.61	$9.88
Total ReturnC,D,E	11.42%	18.34%	8.38%	35.72%	(.39)%	5.34%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%H	1.01%	1.02%	1.03%	1.05%	1.05%
Expenses net of fee waivers, if any	1.00%H	1.01%	1.01%	1.03%	1.05%	1.05%
Expenses net of all reductions	1.00%H	1.01%	1.01%	1.03%	1.05%	1.04%
Net investment income (loss)	(.13)%H	(.16)%	(.09)%	(.12)%	(.25)%	(.13)%
Supplemental Data
Net assets, end of period (in millions)	$1,134	$1,049	$865	$843	$803	$887
Portfolio turnover rateI	53%H	49%J	37%	48%	60%	63%

 A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on May 11, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Equity Growth Fund Class M

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019	2018 A	2017 A	2016 A	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$12.78	$11.61	$12.05	$9.47	$9.77	$9.29
Income from Investment Operations
Net investment income (loss)B	(.02)	(.05)	(.04)	(.04)	(.04)	(.03)
Net realized and unrealized gain (loss)	1.37	1.94	.91	3.20	(.02)	.51
Total from investment operations	1.35	1.89	.87	3.16	(.06)	.48
Distributions from net realized gain	(1.18)	(.72)	(1.31)	(.58)	(.24)	–
Total distributions	(1.18)	(.72)	(1.31)	(.58)	(.24)	–
Net asset value, end of period	$12.95	$12.78	$11.61	$12.05	$9.47	$9.77
Total ReturnC,D,E	11.20%	18.18%	8.07%	35.41%	(.62)%	5.10%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.24%H	1.25%	1.25%	1.26%	1.28%	1.27%
Expenses net of fee waivers, if any	1.24%H	1.25%	1.25%	1.26%	1.27%	1.27%
Expenses net of all reductions	1.24%H	1.24%	1.24%	1.26%	1.27%	1.27%
Net investment income (loss)	(.37)%H	(.40)%	(.32)%	(.36)%	(.48)%	(.36)%
Supplemental Data
Net assets, end of period (in millions)	$1,463	$1,417	$1,332	$1,353	$1,129	$1,306
Portfolio turnover rateI	53%H	49%J	37%	48%	60%	63%

 A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on May 11, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Equity Growth Fund Class C

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019	2018 A	2017 A	2016 A	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.90	$10.07	$10.63	$8.47	$8.80	$8.42
Income from Investment Operations
Net investment income (loss)B	(.05)	(.09)	(.09)	(.08)	(.08)	(.08)
Net realized and unrealized gain (loss)	1.16	1.64	.80	2.82	(.01)	.46
Total from investment operations	1.11	1.55	.71	2.74	(.09)	.38
Distributions from net realized gain	(1.18)	(.72)	(1.27)	(.58)	(.24)	–
Total distributions	(1.18)	(.72)	(1.27)	(.58)	(.24)	–
Net asset value, end of period	$10.83	$10.90	$10.07	$10.63	$8.47	$8.80
Total ReturnC,D,E	10.90%	17.53%	7.50%	34.70%	(1.15)%	4.55%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.79%H	1.80%	1.78%	1.79%	1.81%	1.81%
Expenses net of fee waivers, if any	1.79%H	1.80%	1.78%	1.79%	1.81%	1.81%
Expenses net of all reductions	1.79%H	1.79%	1.77%	1.79%	1.81%	1.80%
Net investment income (loss)	(.91)%H	(.95)%	(.85)%	(.89)%	(1.01)%	(.89)%
Supplemental Data
Net assets, end of period (in millions)	$108	$101	$196	$200	$161	$183
Portfolio turnover rateI	53%H	49%J	37%	48%	60%	63%

 A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on May 11, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Equity Growth Fund Class I

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019	2018 A	2017 A	2016 A	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$14.46	$12.98	$13.32	$10.36	$10.61	$10.04
Income from Investment Operations
Net investment income (loss)B	.01	.01	.02	.02	–C	.02
Net realized and unrealized gain (loss)	1.58	2.19	1.01	3.52	(.01)	.55
Total from investment operations	1.59	2.20	1.03	3.54	(.01)	.57
Distributions from net realized gain	(1.18)	(.72)	(1.37)	(.58)	(.24)	–
Total distributions	(1.18)	(.72)	(1.37)	(.58)	(.24)	–
Net asset value, end of period	$14.87	$14.46	$12.98	$13.32	$10.36	$10.61
Total ReturnD,E	11.58%	18.68%	8.65%	36.08%	(.12)%	5.64%
Ratios to Average Net AssetsF,G
Expenses before reductions	.74%H	.75%	.75%	.77%	.78%	.78%
Expenses net of fee waivers, if any	.74%H	.75%	.75%	.76%	.78%	.77%
Expenses net of all reductions	.74%H	.75%	.75%	.76%	.77%	.77%
Net investment income (loss)	.13%H	.10%	.17%	.14%	.02%	.14%
Supplemental Data
Net assets, end of period (in millions)	$587	$548	$679	$677	$434	$463
Portfolio turnover rateI	53%H	49%J	37%	48%	60%	63%

 A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on May 11, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Equity Growth Fund Class Z

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019	2018 A	2017 A	2016 A	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$14.59	$13.07	$13.40	$10.41	$10.64	$10.06
Income from Investment Operations
Net investment income (loss)B	.02	.03	.04	.03	.02	.03
Net realized and unrealized gain (loss)	1.58	2.21	1.02	3.54	(.01)	.55
Total from investment operations	1.60	2.24	1.06	3.57	.01	.58
Distributions from net realized gain	(1.18)	(.72)	(1.39)	(.58)	(.24)	–
Total distributions	(1.18)	(.72)	(1.39)	(.58)	(.24)	–
Net asset value, end of period	$15.01	$14.59	$13.07	$13.40	$10.41	$10.64
Total ReturnC,D	11.55%	18.87%	8.80%	36.27%	.02%	5.77%
Ratios to Average Net AssetsE,F
Expenses before reductions	.62%G	.62%	.62%	.63%	.64%	.64%
Expenses net of fee waivers, if any	.62%G	.62%	.62%	.63%	.63%	.64%
Expenses net of all reductions	.62%G	.62%	.62%	.63%	.63%	.63%
Net investment income (loss)	.25%G	.23%	.30%	.28%	.16%	.28%
Supplemental Data
Net assets, end of period (in millions)	$127	$112	$87	$59	$33	$26
Portfolio turnover rateH	53%G	49%I	37%	48%	60%	63%

 A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on May 11, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2020
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Equity Growth Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $88 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), redemptions in kind, partnerships, deferred trustees compensation, net operating losses and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,376,601
Gross unrealized depreciation	(36,750)
Net unrealized appreciation (depreciation)	$1,339,851
Tax cost	$2,118,106

The Fund elected to defer to its next fiscal year $6,770 of ordinary losses recognized during the period January 1, 2019 to November 30, 2019.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Equity Growth Fund	846,072	981,460

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .53% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$1,312	$32
Class M	.25%	.25%	3,478	69
Class C	.75%	.25%	501	52
			$5,291	$153

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$117
Class M	13
Class C(a)	4
$134

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Effective February 1, 2020, the Board approved to change the fee for Class Z from .046% to .044%.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$919.18
Class M	1,132.16
Class C	105.21
Class I	446.16
Class Z	25.04
	$2,627

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Equity Growth Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Equity Growth Fund	$23

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Advisor Equity Growth Fund	Borrower	$11,863	1.19%	$7

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Affiliated Redemptions In-Kind. During the prior period, 6,447 shares of the Fund were redeemed in-kind for investments and cash with a value of $87,354. The Fund had a net realized gain of $40,130 on investments delivered through the in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $17.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Advisor Equity Growth Fund	$4

During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with NFS, as affiliated borrower. Total fees paid by the Fund to NFS, as lending agent, amounted to $55. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes an amount of less than five hundred dollars from securities loaned to NFS, as affiliated borrower.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $35 for the period. In addition, through arrangements with the Fund's custodian each class’ transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Class A	$–(a)

 (a) In the amount of less than five hundred dollars.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $6.

In addition, during the period, the investment adviser or an affiliate reimbursed the Fund $15 for an operational error which is included in the accompanying Statement of Operations.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2020	Year ended November 30, 2019
Distributions to shareholders
Class A	$94,509	$51,863
Class M	130,485	82,195
Class C	10,905	13,683
Class I	44,885	37,411
Class Z	9,022	4,824
Total	$289,806	$189,976

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2020	Year ended November 30, 2019	Six months ended May 31, 2020	Year ended November 30, 2019
Class A
Shares sold	5,127	15,045	$62,247	$176,639
Reinvestment of distributions	7,084	4,812	88,264	48,074
Shares redeemed	(7,176)	(12,652)	(85,908)	(148,629)
Net increase (decrease)	5,035	7,205	$64,603	$76,084
Class M
Shares sold	6,663	9,056	$78,175	$104,106
Reinvestment of distributions	10,499	8,220	127,561	80,395
Shares redeemed	(15,175)	(21,083)	(178,136)	(243,349)
Net increase (decrease)	1,987	(3,807)	$27,600	$(58,848)
Class C
Shares sold	1,356	2,475	$13,415	$23,916
Reinvestment of distributions	1,040	1,605	10,589	13,465
Shares redeemed	(1,722)	(14,231)	(16,806)	(139,351)
Net increase (decrease)	674	(10,151)	$7,198	$(101,970)
Class I
Shares sold	6,520	10,757	$89,301	$139,214
Reinvestment of distributions	2,963	3,224	41,212	35,532
Shares redeemed	(7,884)	(28,423)(a)	(104,886)	(373,732)(a)
Net increase (decrease)	1,599	(14,442)	$25,627	$(198,986)
Class Z
Shares sold	1,845	2,726	$25,862	$35,347
Reinvestment of distributions	612	420	8,598	4,662
Shares redeemed	(1,657)	(2,127)	(22,013)	(28,806)
Net increase (decrease)	800	1,019	$12,447	$11,203

 (a) Amount includes in-kind redemptions (see Prior Fiscal Year Affiliated Redemptions In-Kind note for additional details).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2019 to May 31, 2020).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2019	Ending Account Value May 31, 2020	Expenses Paid During Period-B December 1, 2019 to May 31, 2020
Class A	1.00%
Actual		$1,000.00	$1,114.20	$5.29
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class M	1.24%
Actual		$1,000.00	$1,112.00	$6.55
Hypothetical-C		$1,000.00	$1,018.80	$6.26
Class C	1.79%
Actual		$1,000.00	$1,109.00	$9.44
Hypothetical-C		$1,000.00	$1,016.05	$9.02
Class I	.74%
Actual		$1,000.00	$1,115.80	$3.91
Hypothetical-C		$1,000.00	$1,021.30	$3.74
Class Z	.62%
Actual		$1,000.00	$1,115.50	$3.28
Hypothetical-C		$1,000.00	$1,021.90	$3.13

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Equity Growth Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in June 2017. The Board will continue to monitor closely the fund's performance, taking into account the portfolio management change.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2019, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Advisor Equity Growth Fund

2019 Total Return % vs. Morningstar Custom Large/Mid Growth and Russell 3000 Growth:

75% beaten
25% beaten
Benchmark
Class Z
Class C
14.00
12.00
10.00
8.00
6.00
13.70
10.60
10.60
9.32
7.66
1 Year
75.0
70.0
65.0
60.0
55.0
50.0
71.1
68.6
65.2
63.5
50.3
3 Year
90.0
80.0
70.0
60.0
50.0
84.4
82.9
81.9
71.6
56.6
5 Year

% Beaten

	1 Year	3 Year	5 Year
Class A	51%	78%	66%
Class C	43%	71%	54%
Class I	53%	80%	71%
Class M	49%	76%	63%
Class Z	55%	81%	73%

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 (December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Advisor Equity Growth Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2019.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class C, Class I, and Class Z ranked below the competitive median for the 12-month period ended June 30, 2019 and the total expense ratio of Class M ranked above the competitive median for the 12-month period ended June 30, 2019. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class M was above the competitive median primarily because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived to retirement plans and intermediary wrap programs where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans and wrap programs. The Board noted that, when compared with competitor funds that charge a 0.50% 12b-1 fee, the total expense ratio of Class M is below median. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

EPG-SANN-0720
1.704747.122

Fidelity Advisor® Equity Value Fund

Semi-Annual Report

May 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2020

% of fund's net assets
Intel Corp.	2.7
Cigna Corp.	2.6
Wells Fargo & Co.	2.6
Centene Corp.	2.5
Bristol-Myers Squibb Co.	2.3
UnitedHealth Group, Inc.	2.2
Comcast Corp. Class A	2.1
DuPont de Nemours, Inc.	2.0
Cisco Systems, Inc.	2.0
Amgen, Inc.	1.9
22.9

Top Five Market Sectors as of May 31, 2020

% of fund's net assets
Financials	20.3
Health Care	19.9
Industrials	12.7
Information Technology	10.6
Communication Services	7.8

Asset Allocation (% of fund's net assets)

As of May 31, 2020*
Stocks	97.3%
Short-Term Investments and Net Other Assets (Liabilities)	2.7%

 * Foreign investments – 16.8%

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
COMMUNICATION SERVICES - 7.8%
Entertainment - 0.3%
Lions Gate Entertainment Corp. Class B (a)	44,903	$338,120
Interactive Media & Services - 2.4%
Alphabet, Inc. Class A (a)	1,009	1,446,422
Facebook, Inc. Class A (a)	5,300	1,192,977
		2,639,399
Media - 4.5%
Comcast Corp. Class A	56,896	2,253,082
DISH Network Corp. Class A (a)	3,100	98,115
Fox Corp. Class A	13,955	407,067
Interpublic Group of Companies, Inc.	74,486	1,274,455
ViacomCBS, Inc. Class B	13,700	284,138
WPP PLC	72,900	554,803
		4,871,660
Wireless Telecommunication Services - 0.6%
T-Mobile U.S., Inc. (a)	7,047	704,982

TOTAL COMMUNICATION SERVICES		8,554,161

CONSUMER DISCRETIONARY - 7.6%
Auto Components - 0.8%
Lear Corp.	7,687	815,206
Hotels, Restaurants & Leisure - 0.2%
Vail Resorts, Inc.	1,100	218,163
Household Durables - 0.9%
Newell Brands, Inc.	18,200	239,330
Whirlpool Corp.	6,400	779,648
		1,018,978
Multiline Retail - 1.0%
Dollar General Corp.	5,761	1,103,289
Specialty Retail - 3.3%
Best Buy Co., Inc.	14,400	1,124,496
Dick's Sporting Goods, Inc.	12,000	432,720
Lowe's Companies, Inc.	12,300	1,603,305
Urban Outfitters, Inc. (a)	6,600	111,804
Williams-Sonoma, Inc.	4,400	366,124
		3,638,449
Textiles, Apparel & Luxury Goods - 1.4%
Carter's, Inc.	1,000	85,910
PVH Corp.	21,015	955,552
Tapestry, Inc.	34,345	467,092
		1,508,554

TOTAL CONSUMER DISCRETIONARY		8,302,639

CONSUMER STAPLES - 4.7%
Beverages - 0.4%
C&C Group PLC (United Kingdom)	204,566	486,077
Food & Staples Retailing - 3.0%
Performance Food Group Co. (a)	26,800	714,220
Sysco Corp.	20,176	1,112,908
U.S. Foods Holding Corp. (a)	72,770	1,392,818
		3,219,946
Food Products - 0.3%
Tyson Foods, Inc. Class A	5,200	319,488
Household Products - 0.2%
Spectrum Brands Holdings, Inc.	3,800	179,816
Tobacco - 0.8%
Altria Group, Inc.	22,600	882,530

TOTAL CONSUMER STAPLES		5,087,857

ENERGY - 4.4%
Energy Equipment & Services - 0.2%
Hoegh LNG Partners LP	20,346	210,988
Oil, Gas & Consumable Fuels - 4.2%
BP PLC sponsored ADR	25,400	587,756
Cabot Oil & Gas Corp.	49,200	976,128
Golar LNG Partners LP	24,167	58,726
Parex Resources, Inc. (a)	89,100	1,001,756
Teekay LNG Partners LP	43,533	485,828
Total SA sponsored ADR	18,600	698,988
Valero Energy Corp.	12,200	813,008
		4,622,190

TOTAL ENERGY		4,833,178

FINANCIALS - 20.2%
Banks - 8.9%
Bank of America Corp.	79,600	1,919,952
CIT Group, Inc.	13,600	246,704
Cullen/Frost Bankers, Inc.	3,900	296,283
Huntington Bancshares, Inc.	21,712	193,020
JPMorgan Chase & Co.	14,500	1,410,995
M&T Bank Corp.	5,656	597,613
PNC Financial Services Group, Inc.	11,085	1,264,133
Truist Financial Corp.	26,742	983,571
Wells Fargo & Co.	107,159	2,836,499
		9,748,770
Capital Markets - 1.8%
Affiliated Managers Group, Inc.	8,869	590,853
BlackRock, Inc. Class A	800	422,912
Invesco Ltd.	25,876	206,232
State Street Corp.	11,861	723,047
		1,943,044
Consumer Finance - 2.6%
Capital One Financial Corp.	19,944	1,356,990
Discover Financial Services	31,266	1,485,448
		2,842,438
Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc. Class B (a)	10,103	1,874,915
Insurance - 4.2%
Allstate Corp.	8,697	850,654
American International Group, Inc.	15,400	462,924
Chubb Ltd.	10,638	1,297,198
Lincoln National Corp.	5,300	201,029
MetLife, Inc.	10,700	385,307
The Travelers Companies, Inc.	12,617	1,349,767
		4,546,879
Mortgage Real Estate Investment Trusts - 0.5%
AGNC Investment Corp.	17,500	226,450
Annaly Capital Management, Inc.	30,600	188,496
MFA Financial, Inc.	69,600	117,624
		532,570
Thrifts& Mortgage Finance - 0.5%
Essent Group Ltd.	9,700	320,585
MGIC Investment Corp.	26,000	213,460
		534,045

TOTAL FINANCIALS		22,022,661

HEALTH CARE - 19.9%
Biotechnology - 4.0%
Alexion Pharmaceuticals, Inc. (a)	9,100	1,091,090
Amgen, Inc.	8,979	2,062,476
Regeneron Pharmaceuticals, Inc. (a)	2,000	1,225,620
		4,379,186
Health Care Providers & Services - 10.6%
Anthem, Inc.	4,774	1,404,081
Centene Corp. (a)	40,697	2,696,176
Cigna Corp.	14,493	2,859,759
CVS Health Corp.	22,701	1,488,505
Humana, Inc.	1,578	648,006
UnitedHealth Group, Inc.	8,056	2,455,872
		11,552,399
Pharmaceuticals - 5.3%
Bristol-Myers Squibb Co.	42,452	2,535,233
Bristol-Myers Squibb Co. rights (a)	26,404	86,869
Roche Holding AG (participation certificate)	5,551	1,926,873
Sanofi SA sponsored ADR	24,422	1,199,364
		5,748,339

TOTAL HEALTH CARE		21,679,924

INDUSTRIALS - 12.7%
Aerospace & Defense - 2.4%
Airbus Group NV	9,300	594,335
General Dynamics Corp.	9,483	1,392,389
Raytheon Technologies Corp.	10,600	683,912
		2,670,636
Air Freight & Logistics - 0.6%
Deutsche Post AG	9,300	291,259
Expeditors International of Washington, Inc.	1,800	137,466
XPO Logistics, Inc. (a)	2,200	173,382
		602,107
Airlines - 1.1%
Alaska Air Group, Inc.	18,800	642,772
Copa Holdings SA Class A	12,900	565,794
		1,208,566
Building Products - 1.7%
Carrier Global Corp. (a)	11,300	231,311
Jeld-Wen Holding, Inc. (a)	10,900	148,567
Owens Corning	17,500	918,750
Trane Technologies PLC	6,129	552,897
		1,851,525
Commercial Services & Supplies - 0.1%
Steelcase, Inc. Class A	5,900	68,322
Electrical Equipment - 2.2%
Acuity Brands, Inc.	8,900	766,735
Regal Beloit Corp.	8,100	644,274
Vestas Wind Systems A/S	9,232	942,917
		2,353,926
Industrial Conglomerates - 1.0%
Siemens AG	10,100	1,113,573
Machinery - 2.5%
Gardner Denver Holdings, Inc. (a)	11,861	334,480
ITT, Inc.	3,800	219,260
Oshkosh Corp.	13,300	955,206
Otis Worldwide Corp.	5,650	297,473
Stanley Black & Decker, Inc.	7,800	978,510
		2,784,929
Trading Companies & Distributors - 1.1%
Beacon Roofing Supply, Inc. (a)	4,100	100,942
HD Supply Holdings, Inc. (a)	28,471	902,815
United Rentals, Inc. (a)	1,800	250,002
		1,253,759

TOTAL INDUSTRIALS		13,907,343

INFORMATION TECHNOLOGY - 9.4%
Communications Equipment - 2.1%
Cisco Systems, Inc.	44,725	2,138,750
CommScope Holding Co., Inc. (a)	14,200	146,402
		2,285,152
Electronic Equipment & Components - 1.3%
Arrow Electronics, Inc. (a)	900	62,172
Avnet, Inc.	1,800	49,032
TE Connectivity Ltd.	16,592	1,348,100
		1,459,304
IT Services - 1.8%
Amdocs Ltd.	11,062	688,720
Capgemini SA	4,200	429,390
Cognizant Technology Solutions Corp. Class A	16,821	891,513
		2,009,623
Semiconductors & Semiconductor Equipment - 3.4%
Broadcom, Inc.	400	116,508
Intel Corp.	46,300	2,913,658
NXP Semiconductors NV	6,300	605,430
ON Semiconductor Corp. (a)	7,400	122,026
		3,757,622
Software - 0.6%
Nortonlifelock, Inc.	26,372	600,754
Technology Hardware, Storage & Peripherals - 0.2%
HP, Inc.	12,500	189,250

TOTAL INFORMATION TECHNOLOGY		10,301,705

MATERIALS - 4.9%
Chemicals - 2.5%
Albemarle Corp. U.S.	7,100	543,292
DuPont de Nemours, Inc.	43,100	2,186,463
		2,729,755
Metals & Mining - 2.4%
BHP Billiton Ltd. sponsored ADR	2,500	117,750
Lundin Mining Corp.	115,300	530,923
Newmont Corp.	34,371	2,009,672
		2,658,345

TOTAL MATERIALS		5,388,100

REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Simon Property Group, Inc.	8,806	508,106
Real Estate Management & Development - 1.4%
CBRE Group, Inc. (a)	36,328	1,597,705

TOTAL REAL ESTATE		2,105,811

UTILITIES - 2.5%
Electric Utilities - 2.5%
Exelon Corp.	35,994	1,378,930
Southern Co.	23,824	1,359,636
		2,738,566
TOTAL COMMON STOCKS
(Cost $101,728,069)		104,921,945

Nonconvertible Preferred Stocks - 1.3%
FINANCIALS - 0.1%
Mortgage Real Estate Investment Trusts - 0.1%
MFA Financial, Inc. 6.50% (a)(b)	4,200	59,304
INFORMATION TECHNOLOGY - 1.2%
Technology Hardware, Storage & Peripherals - 1.2%
Samsung Electronics Co. Ltd.	38,740	1,347,246
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $1,582,065)		1,406,550

Money Market Funds - 1.4%
Fidelity Cash Central Fund 0.11% (c)
(Cost $1,549,656)	1,549,346	1,549,656
TOTAL INVESTMENT IN SECURITIES - 98.7%
(Cost $104,859,790)		107,878,151
NET OTHER ASSETS (LIABILITIES) - 1.3%		1,436,722
NET ASSETS - 100%		$109,314,873

Legend

 (a) Non-income producing

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,167
Fidelity Securities Lending Cash Central Fund	55
Total	$5,222

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$8,554,161	$7,999,358	$554,803	$--
Consumer Discretionary	8,302,639	8,302,639	--	--
Consumer Staples	5,087,857	5,087,857	--	--
Energy	4,833,178	4,833,178	--	--
Financials	22,081,965	22,081,965	--	--
Health Care	21,679,924	19,753,051	1,926,873	--
Industrials	13,907,343	10,965,259	2,942,084	--
Information Technology	11,648,951	11,648,951	--	--
Materials	5,388,100	5,388,100	--	--
Real Estate	2,105,811	2,105,811	--	--
Utilities	2,738,566	2,738,566	--	--
Money Market Funds	1,549,656	1,549,656	--	--
Total Investments in Securities:	$107,878,151	$102,454,391	$5,423,760	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	83.2%
Switzerland	4.2%
France	2.1%
Canada	1.7%
Germany	1.3%
Korea (South)	1.2%
Netherlands	1.0%
Others (Individually Less Than 1%)	5.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $103,310,134)	$106,328,495
Fidelity Central Funds (cost $1,549,656)	1,549,656
Total Investment in Securities (cost $104,859,790)		$107,878,151
Receivable for investments sold		1,288,283
Receivable for fund shares sold		120,374
Dividends receivable		308,564
Distributions receivable from Fidelity Central Funds		183
Prepaid expenses		52
Other receivables		1,049
Total assets		109,596,656
Liabilities
Payable for investments purchased	$74,863
Payable for fund shares redeemed	70,469
Accrued management fee	41,071
Transfer agent fee payable	18,278
Distribution and service plan fees payable	29,914
Other affiliated payables	3,369
Audit fee payable	26,831
Custody fee payable	12,927
Other payables and accrued expenses	4,061
Total liabilities		281,783
Net Assets		$109,314,873
Net Assets consist of:
Paid in capital		$111,395,109
Total accumulated earnings (loss)		(2,080,236)
Net Assets		$109,314,873
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($57,774,667 ÷ 3,693,146 shares)(a)		$15.64
Maximum offering price per share (100/94.25 of $15.64)		$16.59
Class M:
Net Asset Value and redemption price per share ($22,826,541 ÷ 1,458,568 shares)(a)		$15.65
Maximum offering price per share (100/96.50 of $15.65)		$16.22
Class C:
Net Asset Value and offering price per share ($11,938,029 ÷ 782,244 shares)(a)		$15.26
Class I:
Net Asset Value, offering price and redemption price per share ($14,222,411 ÷ 885,819 shares)		$16.06
Class Z:
Net Asset Value, offering price and redemption price per share ($2,553,225 ÷ 160,225 shares)		$15.94

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2020 (Unaudited)
Investment Income
Dividends		$1,360,153
Special dividends		419,664
Income from Fidelity Central Funds (including $55 from security lending)		5,222
Total income		1,785,039
Expenses
Management fee
Basic fee	$319,678
Performance adjustment	(73,772)
Transfer agent fees	117,961
Distribution and service plan fees	207,114
Accounting fees	23,342
Custodian fees and expenses	17,956
Independent trustees' fees and expenses	373
Registration fees	64,317
Audit	33,500
Legal	1,383
Miscellaneous	4,275
Total expenses before reductions	716,127
Expense reductions	(14,641)
Total expenses after reductions		701,486
Net investment income (loss)		1,083,553
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(5,498,829)
Fidelity Central Funds	(51)
Foreign currency transactions	(652)
Total net realized gain (loss)		(5,499,532)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $1,098)	(12,914,412)
Assets and liabilities in foreign currencies	990
Total change in net unrealized appreciation (depreciation)		(12,913,422)
Net gain (loss)		(18,412,954)
Net increase (decrease) in net assets resulting from operations		$(17,329,401)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2020 (Unaudited)	Year ended November 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,083,553	$3,266,981
Net realized gain (loss)	(5,499,532)	23,116,891
Change in net unrealized appreciation (depreciation)	(12,913,422)	(10,584,737)
Net increase (decrease) in net assets resulting from operations	(17,329,401)	15,799,135
Distributions to shareholders	(6,894,201)	(18,933,474)
Share transactions - net increase (decrease)	(5,376,798)	(101,653,211)
Total increase (decrease) in net assets	(29,600,400)	(104,787,550)
Net Assets
Beginning of period	138,915,273	243,702,823
End of period	$109,314,873	$138,915,273

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Equity Value Fund Class A

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$18.81	$18.77	$18.84	$16.46	$15.66	$16.00
Income from Investment Operations
Net investment income (loss)A	.15B	.26	.26	.21	.17	.35C
Net realized and unrealized gain (loss)	(2.34)	1.25	(.16)	2.30	1.00	(.50)D
Total from investment operations	(2.19)	1.51	.10	2.51	1.17	(.15)
Distributions from net investment income	(.45)	(.28)	(.13)	(.13)	(.24)E	(.19)
Distributions from net realized gain	(.53)	(1.19)	(.05)	–	(.13)E	–
Total distributions	(.98)	(1.47)	(.17)F	(.13)	(.37)	(.19)
Net asset value, end of period	$15.64	$18.81	$18.77	$18.84	$16.46	$15.66
Total ReturnG,H,I	(12.41)%	9.75%	.53%	15.35%	7.75%	(.91)%D
Ratios to Average Net AssetsJ,K
Expenses before reductions	1.11%L	1.00%	1.00%	1.10%	1.19%	1.24%
Expenses net of fee waivers, if any	1.10%L	1.00%	1.00%	1.09%	1.19%	1.23%
Expenses net of all reductions	1.09%L	.99%	1.00%	1.08%	1.19%	1.23%
Net investment income (loss)	1.89%B,L	1.47%	1.39%	1.18%	1.08%	2.23%C
Supplemental Data
Net assets, end of period (000 omitted)	$57,775	$71,916	$67,457	$81,229	$77,787	$67,005
Portfolio turnover rateM	95%L	43%N	33%	42%	46%	49%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this non-recurring dividend the ratio of net investment income (loss) to average net assets would have been 1.19%.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.31%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been (.99)%.

 E The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 F Total distributions of $.17 per share is comprised of distributions from net investment income of $.126 and distributions from net realized gain of $.045 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Total returns do not include the effect of the sales charges.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 N Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Equity Value Fund Class M

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$18.79	$18.73	$18.80	$16.43	$15.62	$15.96
Income from Investment Operations
Net investment income (loss)A	.13B	.21	.21	.16	.12	.31C
Net realized and unrealized gain (loss)	(2.34)	1.26	(.16)	2.30	1.01	(.50)D
Total from investment operations	(2.21)	1.47	.05	2.46	1.13	(.19)
Distributions from net investment income	(.40)	(.23)	(.07)	(.09)	(.19)E	(.15)
Distributions from net realized gain	(.53)	(1.19)	(.05)	–	(.13)E	–
Total distributions	(.93)	(1.41)F	(.12)	(.09)	(.32)	(.15)
Net asset value, end of period	$15.65	$18.79	$18.73	$18.80	$16.43	$15.62
Total ReturnG,H,I	(12.52)%	9.51%	.25%	15.02%	7.49%	(1.19)%D
Ratios to Average Net AssetsJ,K
Expenses before reductions	1.37%L	1.26%	1.27%	1.36%	1.46%	1.50%
Expenses net of fee waivers, if any	1.35%L	1.26%	1.27%	1.35%	1.46%	1.50%
Expenses net of all reductions	1.34%L	1.26%	1.26%	1.35%	1.45%	1.50%
Net investment income (loss)	1.63%B,L	1.21%	1.12%	.91%	.81%	1.96%C
Supplemental Data
Net assets, end of period (000 omitted)	$22,827	$28,791	$30,030	$38,976	$38,565	$34,643
Portfolio turnover rateM	95%L	43%N	33%	42%	46%	49%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this non-recurring dividend the ratio of net investment income (loss) to average net assets would have been .93%.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.05%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been (1.27)%.

 E The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 F Total distributions of $1.41 per share is comprised of distributions from net investment income of $.229 and distributions from net realized gain of $1.185 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Total returns do not include the effect of the sales charges.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 N Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Equity Value Fund Class C

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$18.29	$18.25	$18.33	$16.04	$15.27	$15.63
Income from Investment Operations
Net investment income (loss)A	.09B	.12	.11	.07	.05	.23C
Net realized and unrealized gain (loss)	(2.30)	1.24	(.16)	2.24	.98	(.49)D
Total from investment operations	(2.21)	1.36	(.05)	2.31	1.03	(.26)
Distributions from net investment income	(.29)	(.13)	–	(.02)	(.13)E	(.10)
Distributions from net realized gain	(.53)	(1.19)	(.03)	–	(.13)E	–
Total distributions	(.82)	(1.32)	(.03)	(.02)	(.26)	(.10)
Net asset value, end of period	$15.26	$18.29	$18.25	$18.33	$16.04	$15.27
Total ReturnF,G,H	(12.77)%	8.95%	(.29)%	14.44%	6.95%	(1.68)%D
Ratios to Average Net AssetsI,J
Expenses before reductions	1.91%K	1.79%	1.78%	1.87%	1.96%	2.00%
Expenses net of fee waivers, if any	1.89%K	1.79%	1.78%	1.86%	1.96%	2.00%
Expenses net of all reductions	1.88%K	1.79%	1.78%	1.86%	1.95%	2.00%
Net investment income (loss)	1.10%B,K	.68%	.61%	.40%	.31%	1.46%C
Supplemental Data
Net assets, end of period (000 omitted)	$11,938	$15,819	$21,206	$25,427	$34,006	$28,295
Portfolio turnover rateL	95%K	43%M	33%	42%	46%	49%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this non-recurring dividend the ratio of net investment income (loss) to average net assets would have been .40%.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .55%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been (1.76)%.

 E The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the contingent deferred sales charge.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Equity Value Fund Class I

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$19.16	$19.09	$19.18	$16.74	$15.93	$16.27
Income from Investment Operations
Net investment income (loss)A	.19B	.31	.32	.26	.21	.40C
Net realized and unrealized gain (loss)	(2.41)	1.28	(.17)	2.35	1.02	(.50)D
Total from investment operations	(2.22)	1.59	.15	2.61	1.23	(.10)
Distributions from net investment income	(.35)	(.34)	(.19)	(.17)	(.29)E	(.24)
Distributions from net realized gain	(.53)	(1.19)	(.05)	–	(.13)E	–
Total distributions	(.88)	(1.52)F	(.24)	(.17)	(.42)	(.24)
Net asset value, end of period	$16.06	$19.16	$19.09	$19.18	$16.74	$15.93
Total ReturnG,H	(12.25)%	10.12%	.75%	15.73%	8.02%	(.60)%D
Ratios to Average Net AssetsI,J
Expenses before reductions	.75%K	.72%	.73%	.82%	.91%	.93%
Expenses net of fee waivers, if any	.74%K	.72%	.72%	.82%	.91%	.93%
Expenses net of all reductions	.73%K	.72%	.72%	.82%	.91%	.93%
Net investment income (loss)	2.25%B,K	1.75%	1.66%	1.45%	1.36%	2.53%C
Supplemental Data
Net assets, end of period (000 omitted)	$14,222	$18,538	$122,603	$136,750	$22,972	$25,984
Portfolio turnover rateL	95%K	43%M	33%	42%	46%	49%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this non-recurring dividend the ratio of net investment income (loss) to average net assets would have been 1.55%.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.15 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.61%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been (.68)%.

 E The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 F Total distributions of $1.52 per share is comprised of distributions from net investment income of $.337 and distributions from net realized gain of $1.185 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Equity Value Fund Class Z

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$19.18	$19.12	$19.20	$17.46
Income from Investment Operations
Net investment income (loss)B	.19C	.33	.34	.24
Net realized and unrealized gain (loss)	(2.37)	1.28	(.16)	1.50
Total from investment operations	(2.18)	1.61	.18	1.74
Distributions from net investment income	(.52)	(.37)	(.21)	–
Distributions from net realized gain	(.53)	(1.19)	(.05)	–
Total distributions	(1.06)D	(1.55)E	(.26)	–
Net asset value, end of period	$15.94	$19.18	$19.12	$19.20
Total ReturnF,G	(12.20)%	10.27%	.91%	9.97%
Ratios to Average Net AssetsH,I
Expenses before reductions	.70%J	.58%	.59%	.69%J
Expenses net of fee waivers, if any	.68%J	.58%	.59%	.69%J
Expenses net of all reductions	.67%J	.58%	.58%	.68%J
Net investment income (loss)	2.31%C,J	1.89%	1.80%	1.59%J
Supplemental Data
Net assets, end of period (000 omitted)	$2,553	$3,852	$2,406	$581
Portfolio turnover rateK	95%J	43%L	33%	42%

 A For the period February 1, 2017 (commencement of sale of shares) to November 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this non-recurring dividend the ratio of net investment income (loss) to average net assets would have been 1.61%.

 D Total distributions of $1.06 per share is comprised of distributions from net investment income of $.524 and distributions from net realized gain of $.531 per share.

 E Total distributions of $1.55 per share is comprised of distributions from net investment income of $.369 and distributions from net realized gain of $1.185 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2020

1. Organization.

Fidelity Advisor Equity Value Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in kind, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$15,656,470
Gross unrealized depreciation	(13,332,141)
Net unrealized appreciation (depreciation)	$2,324,329
Tax cost	$105,553,822

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Equity Value Fund	56,505,936	66,599,055

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Class I of the Fund as compared to its benchmark index, the Russell 3000 Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .41% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$78,923	$1,150
Class M	.25%	.25%	61,560	923
Class C	.75%	.25%	66,631	4,615
			$207,114	$6,688

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$8,574
Class M	1,441
Class C(a)	51
$10,066

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Effective February 1, 2020, the Board approved to change the fee for and Class Z from .046% to .044%.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$66,220.21
Class M	26,505.22
Class C	16,763.25
Class I	7,853.10
Class Z	620.04
	$117,961

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Equity Value Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Equity Value Fund	$1,902

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Affiliated Redemptions In-Kind. During the prior period, 5,066,023 shares of the Fund were redeemed in-kind for investments and cash with a value of $91,298,847. The Fund had a net realized gain of $15,857,287 on investments delivered through the in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $2,220.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Advisor Equity Value Fund	$169

During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Total fees paid by the Fund to NFS, as lending agent, amounted to $5. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $5,176 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $36.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $279.

In addition, during the period the investment adviser or an affiliate reimbursed the Fund $9,150 for an operational error which is included in the accompanying Statement of Operations.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2020	Year ended November 30, 2019
Distributions to shareholders
Class A	$3,759,647	$5,220,713
Class M	1,389,000	2,271,102
Class C	686,184	1,505,420
Class I	848,755	9,737,158
Class Z	210,615	199,081
Total	$6,894,201	$18,933,474

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2020	Year ended November 30, 2019	Six months ended May 31, 2020	Year ended November 30, 2019
Class A
Shares sold	198,706	706,645	$3,195,155	$12,195,411
Reinvestment of distributions	195,838	328,286	3,595,585	5,062,178
Shares redeemed	(523,656)	(806,687)	(8,035,743)	(13,913,663)
Net increase (decrease)	(129,112)	228,244	$(1,245,003)	$3,343,926
Class M
Shares sold	61,647	154,552	$968,813	$2,634,157
Reinvestment of distributions	74,509	145,711	1,370,213	2,248,322
Shares redeemed	(209,780)	(371,205)	(3,395,520)	(6,347,420)
Net increase (decrease)	(73,624)	(70,942)	$(1,056,494)	$(1,464,941)
Class C
Shares sold	46,618	175,881	$734,454	$2,938,116
Reinvestment of distributions	37,097	96,159	666,633	1,452,001
Shares redeemed	(166,472)	(568,894)	(2,647,564)	(9,543,988)
Net increase (decrease)	(82,757)	(296,854)	$(1,246,477)	$(5,153,871)
Class I
Shares sold	83,741	886,122	$1,334,193	$15,260,551
Reinvestment of distributions	40,391	583,943	760,152	9,144,546
Shares redeemed	(206,043)	(6,923,103)(a)	(3,201,715)	(124,061,130)(a)
Net increase (decrease)	(81,911)	(5,453,038)	$(1,107,370)	$(99,656,033)
Class Z
Shares sold	24,628	90,632	$373,821	$1,579,109
Reinvestment of distributions	9,538	10,508	178,071	164,552
Shares redeemed	(74,773)	(26,132)	(1,273,346)	(465,953)
Net increase (decrease)	(40,607)	75,008	$(721,454)	$1,277,708

 (a) Amount includes in-kind redemptions (see the Prior Fiscal Year Affiliated Redemptions In-Kind note for additional details).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2019 to May 31, 2020).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2019	Ending Account Value May 31, 2020	Expenses Paid During Period-B December 1, 2019 to May 31, 2020
Class A	1.10%
Actual		$1,000.00	$875.90	$5.16
Hypothetical-C		$1,000.00	$1,019.50	$5.55
Class M	1.35%
Actual		$1,000.00	$874.80	$6.33
Hypothetical-C		$1,000.00	$1,018.25	$6.81
Class C	1.89%
Actual		$1,000.00	$872.30	$8.85
Hypothetical-C		$1,000.00	$1,015.55	$9.52
Class I	.74%
Actual		$1,000.00	$877.50	$3.47
Hypothetical-C		$1,000.00	$1,021.30	$3.74
Class Z	.68%
Actual		$1,000.00	$878.00	$3.19
Hypothetical-C		$1,000.00	$1,021.60	$3.44

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Equity Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2019, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Advisor Equity Value Fund

2019 Total Return % vs. Morningstar Large Value and Russell 3000 Value:
75% beaten
25% beaten
Benchmark
Class I
Class C
10.00
8.00
6.00
4.00
2.00
8.99
7.34
4.08
3.39
3.02
40.0
35.0
30.0
25.0
37.6
33.8
30.7
30.0
26.6
50.0
45.0
40.0
35.0
30.0
25.0
45.8
42.3
35.1
32.7
28.1
1 Year
3 Year
5 Year

% Beaten

Class A	30%	24%	25%
Class C	26%	13%	13%
Class I	32%	29%	31%
Class M	29%	19%	20%
Class Z	34%	-	-

The Board considered the fund's underperformance for different time periods ended June 30, 2019 (based on the performance of Class A shares of the fund). The Board noted that the fund's underperformance has continued since the Board approved the management contract in January 2019. The Board's discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund's portfolio manager(s); broader trends in the market that may adversely impact a fund's performance; and attribution reports on contributors to the fund's underperformance. The Board engages with FMR on steps that might be taken to address a fund's underperformance. For a fund with underperformance over longer periods of time, the Board typically monitors the fund's performance more closely.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 (December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity Advisor Equity Value Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2019. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class C, Class I, and Class Z ranked below the competitive median for the 12-month period ended June 30, 2019 and the total expense ratio of Class M ranked above the competitive median for the 12-month period ended June 30, 2019. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class M was above the competitive median primarily because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived to retirement plans and intermediary wrap programs where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans and wrap programs. The Board noted that, when compared with competitor funds that charge a 0.50% 12b-1 fee, the total expense ratio of Class M is below median. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board further considered that FMR has contractually agreed to reimburse Class A, Class M, Class C, Class I, and Class Z of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 1.25%, 1.50%, 2.00%, 1.00%, and 0.85% through March 31, 2021.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

AEV-SANN-0720
1.759108.119

Fidelity Advisor® Growth Opportunities Fund

Semi-Annual Report

May 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2020

% of fund's net assets
Microsoft Corp.	7.8
Amazon.com, Inc.	6.1
Alphabet, Inc. Class C	4.2
Apple, Inc.	4.0
Facebook, Inc. Class A	4.0
Carvana Co. Class A	2.7
Tesla, Inc.	2.7
Uber Technologies, Inc.	2.1
T-Mobile U.S., Inc.	1.9
NVIDIA Corp.	1.9
37.4

Top Five Market Sectors as of May 31, 2020

% of fund's net assets
Information Technology	37.8
Consumer Discretionary	17.3
Communication Services	16.0
Health Care	14.2
Industrials	5.1

Asset Allocation (% of fund's net assets)

As of May 31, 2020 *
Stocks	97.5%
Convertible Securities	1.1%
Other Investments	1.2%
Short-Term Investments and Net Other Assets (Liabilities)	0.2%

 * Foreign investments - 14.5%

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value (000s)
COMMUNICATION SERVICES - 16.0%
Entertainment - 3.1%
Activision Blizzard, Inc.	635,780	$45,763
Roku, Inc. Class A (a)(b)	1,123,220	123,004
Sea Ltd. ADR (a)(b)	1,753,184	139,904
The Walt Disney Co.	358,973	42,108
		350,779
Interactive Media & Services - 10.3%
Alphabet, Inc.:
Class A (a)	131,458	188,448
Class C (a)	330,339	472,028
Facebook, Inc. Class A (a)	2,027,385	456,344
IAC/InterActiveCorp (a)	117,500	31,768
Snap, Inc. Class A (a)	513,500	9,726
		1,158,314
Media - 0.7%
Comcast Corp. Class A	1,844,192	73,030
Wireless Telecommunication Services - 1.9%
T-Mobile U.S., Inc. (a)	2,113,177	211,402

TOTAL COMMUNICATION SERVICES		1,793,525

CONSUMER DISCRETIONARY - 17.3%
Automobiles - 2.7%
Neutron Holdings, Inc. (c)	4,318,200	1,036
Tesla, Inc. (a)	358,076	298,993
		300,029
Diversified Consumer Services - 0.2%
Arco Platform Ltd. Class A (a)	419,628	20,344
Hotels, Restaurants & Leisure - 0.4%
Hilton Worldwide Holdings, Inc.	113,100	8,970
McDonald's Corp.	11,300	2,105
Starbucks Corp.	406,525	31,705
		42,780
Household Durables - 0.0%
iRobot Corp. (a)	28,400	2,094
Internet & Direct Marketing Retail - 10.4%
Alibaba Group Holding Ltd. sponsored ADR (a)	505,923	104,923
Amazon.com, Inc. (a)	282,067	688,912
MakeMyTrip Ltd. (a)(b)	280,300	4,342
Meituan Dianping Class B (a)	3,443,314	65,582
MercadoLibre, Inc. (a)	23,089	19,664
Naspers Ltd. Class N	153,566	24,999
Pinduoduo, Inc. ADR (a)(b)	1,974,116	132,009
Prosus NV (a)	269,666	22,502
The Booking Holdings, Inc. (a)	39,831	65,300
Wayfair LLC Class A (a)	214,314	36,766
		1,164,999
Specialty Retail - 3.4%
Carvana Co. Class A (a)(b)	3,307,712	307,551
Floor & Decor Holdings, Inc. Class A (a)(b)	741,982	38,583
Lowe's Companies, Inc.	320,088	41,723
		387,857
Textiles, Apparel & Luxury Goods - 0.2%
Allbirds, Inc. (a)(c)(d)	23,730	210
lululemon athletica, Inc. (a)	75,515	22,662
		22,872

TOTAL CONSUMER DISCRETIONARY		1,940,975

CONSUMER STAPLES - 0.6%
Food & Staples Retailing - 0.4%
Performance Food Group Co. (a)	1,238,447	33,005
Sysco Corp.	206,900	11,413
		44,418
Food Products - 0.2%
Beyond Meat, Inc. (b)	184,144	23,624
Tobacco - 0.0%
JUUL Labs, Inc. Class B (a)(c)(d)	2,772	307

TOTAL CONSUMER STAPLES		68,349

ENERGY - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Reliance Industries Ltd.	7,461,049	144,514
Reliance Industries Ltd. rights (a)	497,403	1,461
		145,975
FINANCIALS - 2.7%
Banks - 0.1%
HDFC Bank Ltd. sponsored ADR	337,000	14,097
Capital Markets - 1.0%
BlackRock, Inc. Class A	51,300	27,119
Charles Schwab Corp.	232,632	8,354
London Stock Exchange Group PLC	427,252	42,615
MSCI, Inc.	19,079	6,274
XP, Inc. Class A (a)	678,336	20,594
		104,956
Consumer Finance - 1.6%
Capital One Financial Corp.	479,000	32,591
LendingTree, Inc. (a)(b)	460,888	119,840
Synchrony Financial	1,300,100	26,483
		178,914

TOTAL FINANCIALS		297,967

HEALTH CARE - 14.2%
Biotechnology - 5.0%
ACADIA Pharmaceuticals, Inc. (a)	388,900	19,321
Acceleron Pharma, Inc. (a)	89,200	8,816
ADC Therapeutics SA (a)	135,900	5,022
Aimmune Therapeutics, Inc. (a)(b)	362,311	6,018
Alexion Pharmaceuticals, Inc. (a)	702,721	84,256
Alnylam Pharmaceuticals, Inc. (a)	211,035	28,547
Applied Therapeutics, Inc. (a)	119,300	5,431
Arcutis Biotherapeutics, Inc. (a)	188,300	6,317
Argenx SE ADR (a)	28,529	6,256
Ascendis Pharma A/S sponsored ADR (a)	50,262	7,313
BeiGene Ltd. (a)	127,913	1,624
Black Diamond Therapeutics, Inc. (a)	47,900	1,870
Crinetics Pharmaceuticals, Inc. (a)	570,461	9,321
FibroGen, Inc. (a)	735,301	24,588
G1 Therapeutics, Inc. (a)	95,316	1,618
Global Blood Therapeutics, Inc. (a)	65,300	4,566
Gritstone Oncology, Inc. (a)	311,808	2,014
Insmed, Inc. (a)	1,726,919	41,947
Intercept Pharmaceuticals, Inc. (a)	49,872	3,604
Keros Therapeutics, Inc.	180,000	5,173
Morphic Holding, Inc.	208,036	4,323
Neurocrine Biosciences, Inc. (a)	376,402	46,960
Passage Bio, Inc.	291,200	6,415
Protagonist Therapeutics, Inc. (a)	61,900	1,023
Regeneron Pharmaceuticals, Inc. (a)	201,753	123,636
Revolution Medicines, Inc.	164,400	5,050
Sage Therapeutics, Inc. (a)	53,547	1,913
Sarepta Therapeutics, Inc. (a)	274,493	41,797
TG Therapeutics, Inc. (a)	102,200	1,906
Vertex Pharmaceuticals, Inc. (a)	151,392	43,595
Viela Bio, Inc.	237,700	11,148
Zymeworks, Inc. (a)	77,800	2,966
		564,354
Health Care Equipment & Supplies - 3.7%
Atricure, Inc. (a)	112,700	5,388
Becton, Dickinson & Co.	81,400	20,100
Boston Scientific Corp. (a)	2,589,674	98,382
DexCom, Inc. (a)	113,726	43,024
Insulet Corp. (a)	146,810	27,684
Intuitive Surgical, Inc. (a)	73,357	42,549
iRhythm Technologies, Inc. (a)(b)	125,300	15,576
Masimo Corp. (a)	134,026	32,192
Novocure Ltd. (a)	569,524	38,403
Penumbra, Inc. (a)	161,505	27,847
SmileDirectClub, Inc. (a)(b)	5,019,128	39,199
TransMedics Group, Inc. (e)	2,057,115	27,174
		417,518
Health Care Providers & Services - 4.0%
1Life Healthcare, Inc. (a)(b)	1,065,863	34,427
Centene Corp. (a)	708,444	46,934
Cigna Corp.	353,705	69,793
Humana, Inc.	223,860	91,928
UnitedHealth Group, Inc.	681,467	207,745
		450,827
Health Care Technology - 0.1%
Inspire Medical Systems, Inc. (a)	133,800	10,910
Veeva Systems, Inc. Class A (a)	23,900	5,231
		16,141
Life Sciences Tools & Services - 0.2%
10X Genomics, Inc. (a)	38,840	3,028
Bruker Corp.	336,045	14,544
		17,572
Pharmaceuticals - 1.2%
AstraZeneca PLC sponsored ADR	206,175	11,257
Bristol-Myers Squibb Co.	307,075	18,339
Bristol-Myers Squibb Co. rights (a)	125,816	414
IMARA, Inc.	285,500	9,561
Nabriva Therapeutics PLC (a)(b)	11,265,029	12,842
Nabriva Therapeutics PLC warrants 6/1/22 (a)	6,814,048	32
Nektar Therapeutics (a)	1,220,771	26,491
Roche Holding AG (participation certificate)	142,840	49,583
Theravance Biopharma, Inc. (a)	172,927	4,366
		132,885

TOTAL HEALTH CARE		1,599,297

INDUSTRIALS - 4.9%
Aerospace & Defense - 0.1%
Northrop Grumman Corp.	46,216	15,492
Airlines - 0.6%
JetBlue Airways Corp. (a)	4,063,142	40,916
Spirit Airlines, Inc. (a)(b)	1,941,852	25,147
		66,063
Construction & Engineering - 0.0%
AECOM (a)	55,200	2,140
Electrical Equipment - 0.6%
Sensata Technologies, Inc. PLC (a)	50,300	1,793
Sunrun, Inc. (a)	1,993,572	33,293
Vestas Wind Systems A/S	294,160	30,044
		65,130
Machinery - 0.2%
Fortive Corp.	29,900	1,823
Minebea Mitsumi, Inc.	1,127,044	19,762
		21,585
Professional Services - 0.4%
Clarivate Analytics PLC (a)	657,600	15,052
TransUnion Holding Co., Inc.	312,996	27,008
		42,060
Road & Rail - 3.0%
Lyft, Inc. (a)	3,270,013	102,221
Uber Technologies, Inc.	6,456,881	234,514
		336,735

TOTAL INDUSTRIALS		549,205

INFORMATION TECHNOLOGY - 37.6%
Electronic Equipment & Components - 0.4%
CDW Corp.	51,000	5,656
Flextronics International Ltd. (a)	2,055,400	19,958
FLIR Systems, Inc.	45,300	2,093
Jabil, Inc.	415,514	12,432
		40,139
IT Services - 9.3%
Alliance Data Systems Corp.	633,300	29,341
EPAM Systems, Inc. (a)	70,473	16,254
Fidelity National Information Services, Inc.	353,146	49,027
Gartner, Inc. (a)	16,900	2,057
GDS Holdings Ltd. ADR (a)(b)	1,372,590	78,238
Genpact Ltd.	775,258	27,871
Global Payments, Inc.	305,512	54,836
GoDaddy, Inc. (a)	1,407,504	108,730
MasterCard, Inc. Class A	357,312	107,512
MongoDB, Inc. Class A (a)(b)	163,312	37,906
PayPal Holdings, Inc. (a)	567,677	87,996
Repay Holdings Corp. (a)	106,700	2,458
Riskified Ltd. (c)(d)	25,657	6,958
Riskified Ltd. warrants (a)(c)(d)	818	0
Square, Inc. (a)	336,900	27,316
Twilio, Inc. Class A (a)	503,491	99,490
Visa, Inc. Class A	707,361	138,105
Wix.com Ltd. (a)	738,346	164,156
		1,038,251
Semiconductors & Semiconductor Equipment - 7.3%
Applied Materials, Inc.	750,901	42,186
Broadcom, Inc.	70,031	20,398
Cirrus Logic, Inc. (a)	75,400	5,465
Enphase Energy, Inc. (a)	303,100	17,637
Lam Research Corp.	168,176	46,025
Marvell Technology Group Ltd.	2,115,879	69,020
MediaTek, Inc.	211,000	3,260
Micron Technology, Inc. (a)	3,394,072	162,610
NVIDIA Corp.	594,468	211,048
NXP Semiconductors NV	1,419,172	136,382
ON Semiconductor Corp. (a)	1,323,161	21,819
Qualcomm, Inc.	259,889	21,020
SolarEdge Technologies, Inc. (a)(b)	412,760	58,571
Universal Display Corp.	57,500	8,430
		823,871
Software - 16.3%
Adobe, Inc. (a)	325,330	125,773
Autodesk, Inc. (a)	381,365	80,232
Cerence, Inc. (a)	142,000	4,247
Ceridian HCM Holding, Inc. (a)	64,500	4,442
Cloudflare, Inc. (a)	368,441	10,711
Coupa Software, Inc. (a)	153,898	35,013
DocuSign, Inc. (a)	255,178	35,659
Dynatrace, Inc.	1,041,100	40,051
Elastic NV (a)	505,140	43,402
HubSpot, Inc. (a)	323,749	64,730
Intuit, Inc.	105,508	30,631
Lightspeed POS, Inc. (a)(b)	1,271,195	30,338
Microsoft Corp.	4,789,615	877,695
Nutanix, Inc. Class A (a)	285,900	6,879
Q2 Holdings, Inc. (a)	32,012	2,645
RingCentral, Inc. (a)	52,091	14,286
Salesforce.com, Inc. (a)	1,176,738	205,682
ServiceNow, Inc. (a)	179,858	69,772
Snowflake Computing, Inc. Class B (c)(d)	6,644	258
SS&C Technologies Holdings, Inc.	208,565	12,075
The Trade Desk, Inc. (a)(b)	262,151	81,676
Workday, Inc. Class A (a)	180,472	33,104
Xero Ltd. (a)	85,947	4,885
Zendesk, Inc. (a)	109,000	9,347
Zoom Video Communications, Inc. Class A (a)	56,600	10,159
		1,833,692
Technology Hardware, Storage & Peripherals - 4.3%
Apple, Inc.	1,436,315	456,662
Western Digital Corp.	697,896	30,966
		487,628

TOTAL INFORMATION TECHNOLOGY		4,223,581

MATERIALS - 1.4%
Chemicals - 1.4%
LG Chemical Ltd.	201,392	63,826
Olin Corp.	3,763,269	45,272
The Chemours Co. LLC (b)	3,975,192	52,115
		161,213
REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.4%
American Tower Corp.	169,203	43,683
Real Estate Management & Development - 0.1%
Redfin Corp. (a)(b)	566,604	16,992

TOTAL REAL ESTATE		60,675

UTILITIES - 1.0%
Electric Utilities - 1.0%
Edison International	329,821	19,166
Enel SpA	733,800	5,674
Iberdrola SA	518,200	5,611
NextEra Energy, Inc.	122,278	31,249
ORSTED A/S (f)	457,756	53,634
		115,334
TOTAL COMMON STOCKS
(Cost $7,311,148)		10,956,096

Preferred Stocks - 1.1%
Convertible Preferred Stocks - 1.1%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (a)(c)(d)	9,365	83
Series B (a)(c)(d)	1,645	15
Series C (a)(c)(d)	15,730	139
Series Seed (a)(c)(d)	5,030	44
		281
CONSUMER STAPLES - 0.6%
Food & Staples Retailing - 0.1%
Blink Health LLC Series C (c)(d)	143,212	6,131
Sweetgreen, Inc.:
Series C (c)(d)	3,842	57
Series D (c)(d)	61,801	923
Series I (c)(d)	145,657	2,176
		9,287
Tobacco - 0.5%
JUUL Labs, Inc.:
Series C (a)(c)(d)	566,439	62,778
Series D (a)(c)(d)	3,671	407
		63,185
TOTAL CONSUMER STAPLES		72,472
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Sonder Holdings, Inc.:
Series D (c)(d)	126,152	1,358
Series E (c)(d)	757,018	8,151
		9,509
Insurance - 0.0%
Clover Health Series D (a)(c)(d)	282,226	1,216
TOTAL FINANCIALS		10,725
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Nuvation Bio, Inc. Series A (c)(d)(g)	1,839,200	1,729
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
Space Exploration Technologies Corp. Series I (a)(c)(d)	16,438	3,616
Road & Rail - 0.2%
Convoy, Inc. Series D (c)(d)	1,038,289	15,564
TOTAL INDUSTRIALS		19,180
INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.1%
Riskified Ltd. Series E (c)(d)	3,900	1,058
Yanka Industries, Inc. Series E (c)(d)	341,047	4,120
		5,178
Software - 0.1%
ACV Auctions, Inc. Series E (c)(d)	2,543,049	13,631
TOTAL INFORMATION TECHNOLOGY		18,809

TOTAL CONVERTIBLE PREFERRED STOCKS		123,196

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Waymo LLC Series A2 (c)(d)	47,838	4,108
TOTAL PREFERRED STOCKS
(Cost $63,027)		127,304

Money Market Funds - 7.5%
Fidelity Cash Central Fund 0.11% (h)	11,188,948	11,191
Fidelity Securities Lending Cash Central Fund 0.10% (h)(i)	831,016,737	831,100
TOTAL MONEY MARKET FUNDS
(Cost $842,291)		842,291

Equity Funds - 1.2%
Domestic Equity Funds - 1.2%
iShares Russell 1000 Growth Index ETF
(Cost $111,842)	709,500	130,775
TOTAL INVESTMENT IN SECURITIES - 107.3%
(Cost $8,328,308)		12,056,466
NET OTHER ASSETS (LIABILITIES) - (7.3)%		(820,639)
NET ASSETS - 100%		$11,235,827

Security Type Abbreviations

ETF – Exchange-Traded Fund

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $135,037,000 or 1.2% of net assets.

 (e) Affiliated company

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $53,634,000 or 0.5% of net assets.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
ACV Auctions, Inc. Series E	11/6/19	$14,064
Allbirds, Inc.	10/9/18	$260
Allbirds, Inc. Series A	10/9/18	$103
Allbirds, Inc. Series B	10/9/18	$18
Allbirds, Inc. Series C	10/9/18	$173
Allbirds, Inc. Series Seed	10/9/18	$55
Blink Health LLC Series C	11/7/19	$5,467
Clover Health Series D	6/7/17	$2,647
Convoy, Inc. Series D	10/30/19	$14,058
JUUL Labs, Inc. Class B	11/21/17	$0
JUUL Labs, Inc. Series C	5/22/15	$0
JUUL Labs, Inc. Series D	6/25/18	$0
Nuvation Bio, Inc. Series A	6/17/19	$1,419
Riskified Ltd.	12/20/19 - 4/15/20	$5,803
Riskified Ltd. Series E	10/28/19	$928
Riskified Ltd. warrants	10/28/19	$0
Snowflake Computing, Inc. Class B	3/19/20	$258
Sonder Holdings, Inc. Series D	12/20/19	$1,324
Sonder Holdings, Inc. Series E	4/3/20 - 5/6/20	$8,150
Space Exploration Technologies Corp. Series I	4/5/18	$2,778
Sweetgreen, Inc. Series C	9/13/19	$66
Sweetgreen, Inc. Series D	9/13/19	$1,057
Sweetgreen, Inc. Series I	9/13/19	$2,491
Waymo LLC Series A2	5/8/20	$4,108
Yanka Industries, Inc. Series E	5/15/20	$4,120

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$779
Fidelity Securities Lending Cash Central Fund	7,446
Total	$8,225

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
SmileDirectClub, Inc.	$58,222	$2,880	$10,534	$--	$(5,425)	$(5,944)	$--
TransMedics Group, Inc.	11,927	22,067	--	--	--	(6,820)	27,174
Total	$70,149	$24,947	$10,534	$--	$(5,425)	$(12,764)	$27,174

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$1,793,525	$1,793,525	$--	$--
Consumer Discretionary	1,945,364	1,826,646	113,083	5,635
Consumer Staples	140,821	68,042	--	72,779
Energy	145,975	145,975	--	--
Financials	308,692	255,352	42,615	10,725
Health Care	1,601,026	1,548,058	51,239	1,729
Industrials	568,385	519,161	30,044	19,180
Information Technology	4,242,390	4,216,365	--	26,025
Materials	161,213	161,213	--	--
Real Estate	60,675	60,675	--	--
Utilities	115,334	104,049	11,285	--
Money Market Funds	842,291	842,291	--	--
Equity Funds	130,775	130,775	--	--
Total Investments in Securities:	$12,056,466	$11,672,127	$248,266	$136,073

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$129,409
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(15,775)
Cost of Purchases	23,763
Proceeds of Sales	(1,324)
Amortization/Accretion	--
Transfers into Level 3	1,527
Transfers out of Level 3	(1,527)
Ending Balance	$136,073
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2020	$(15,775)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	85.5%
Cayman Islands	4.6%
Netherlands	1.9%
Israel	1.6%
India	1.4%
Others (Individually Less Than 1%)	5.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $825,748) — See accompanying schedule: Unaffiliated issuers (cost $7,448,964)	$11,187,001
Fidelity Central Funds (cost $842,291)	842,291
Other affiliated issuers (cost $37,053)	27,174
Total Investment in Securities (cost $8,328,308)		$12,056,466
Receivable for investments sold		78,711
Receivable for fund shares sold		34,524
Dividends receivable		5,214
Distributions receivable from Fidelity Central Funds		2,313
Prepaid expenses		1
Other receivables		73
Total assets		12,177,302
Liabilities
Payable for investments purchased
Regular delivery	$85,923
Delayed delivery	709
Payable for fund shares redeemed	11,346
Accrued management fee	5,475
Distribution and service plan fees payable	1,817
Other affiliated payables	1,218
Other payables and accrued expenses	3,907
Collateral on securities loaned	831,080
Total liabilities		941,475
Net Assets		$11,235,827
Net Assets consist of:
Paid in capital		$7,477,848
Total accumulated earnings (loss)		3,757,979
Net Assets		$11,235,827
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,808,460 ÷ 18,298 shares)(a)		$98.83
Maximum offering price per share (100/94.25 of $98.83)		$104.86
Class M:
Net Asset Value and redemption price per share ($2,315,161 ÷ 23,721 shares)(a)		$97.60
Maximum offering price per share (100/96.50 of $97.60)		$101.14
Class C:
Net Asset Value and offering price per share ($711,974 ÷ 8,569 shares)(a)		$83.09
Class I:
Net Asset Value, offering price and redemption price per share ($4,628,957 ÷ 43,017 shares)		$107.61
Class Z:
Net Asset Value, offering price and redemption price per share ($1,771,275 ÷ 16,298 shares)		$108.68

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2020 (Unaudited)
Investment Income
Dividends		$24,610
Interest		27
Income from Fidelity Central Funds (including $7,446 from security lending)		8,225
Total income		32,862
Expenses
Management fee
Basic fee	$23,726
Performance adjustment	4,522
Transfer agent fees	6,429
Distribution and service plan fees	9,825
Accounting fees	621
Custodian fees and expenses	112
Independent trustees' fees and expenses	24
Registration fees	352
Audit	50
Legal	10
Interest	1
Miscellaneous	254
Total expenses before reductions	45,926
Expense reductions	(255)
Total expenses after reductions		45,671
Net investment income (loss)		(12,809)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	81,858
Fidelity Central Funds	18
Other affiliated issuers	(5,425)
Foreign currency transactions	(43)
Futures contracts	(11,475)
Total net realized gain (loss)		64,933
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $235)	1,306,574
Other affiliated issuers	(12,764)
Assets and liabilities in foreign currencies	12
Total change in net unrealized appreciation (depreciation)		1,293,822
Net gain (loss)		1,358,755
Net increase (decrease) in net assets resulting from operations		$1,345,946

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2020 (Unaudited)	Year ended November 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(12,809)	$(12,611)
Net realized gain (loss)	64,933	418,629
Change in net unrealized appreciation (depreciation)	1,293,822	1,078,373
Net increase (decrease) in net assets resulting from operations	1,345,946	1,484,391
Distributions to shareholders	(317,585)	(375,736)
Share transactions - net increase (decrease)	2,347,654	3,226,621
Total increase (decrease) in net assets	3,376,015	4,335,276
Net Assets
Beginning of period	7,859,812	3,524,536
End of period	$11,235,827	$7,859,812

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Growth Opportunities Fund Class A

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$90.00	$76.87	$68.76	$58.24	$66.87	$63.52
Income from Investment Operations
Net investment income (loss)A	(.15)	(.18)B	(.25)	.04	.07	(.08)
Net realized and unrealized gain (loss)	12.62	21.21	13.33	17.86	(1.46)	3.43
Total from investment operations	12.47	21.03	13.08	17.90	(1.39)	3.35
Distributions from net realized gain	(3.64)	(7.90)	(4.97)	(7.38)	(7.24)	–
Total distributions	(3.64)	(7.90)	(4.97)	(7.38)	(7.24)	–
Net asset value, end of period	$98.83	$90.00	$76.87	$68.76	$58.24	$66.87
Total ReturnC,D,E	14.28%	31.29%	20.35%	34.64%	(2.37)%	5.27%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.09%H	1.11%	1.05%	.91%	.86%	1.05%
Expenses net of fee waivers, if any	1.09%H	1.11%	1.05%	.91%	.86%	1.05%
Expenses net of all reductions	1.08%H	1.10%	1.05%	.91%	.86%	1.05%
Net investment income (loss)	(.34)%H	(.22)%B	(.33)%	.06%	.13%	(.12)%
Supplemental Data
Net assets, end of period (in millions)	$1,808	$1,349	$673	$540	$502	$664
Portfolio turnover rateI	37%H	37%J	46%	52%	66%	51%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.15 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.42) %.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Growth Opportunities Fund Class M

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$89.03	$76.28	$68.27	$57.99	$66.75	$63.55
Income from Investment Operations
Net investment income (loss)A	(.25)	(.37)B	(.41)	(.10)	(.06)	(.23)
Net realized and unrealized gain (loss)	12.46	21.02	13.24	17.76	(1.46)	3.43
Total from investment operations	12.21	20.65	12.83	17.66	(1.52)	3.20
Distributions from net realized gain	(3.64)	(7.90)	(4.82)	(7.38)	(7.24)	–
Total distributions	(3.64)	(7.90)	(4.82)	(7.38)	(7.24)	–
Net asset value, end of period	$97.60	$89.03	$76.28	$68.27	$57.99	$66.75
Total ReturnC,D,E	14.14%	31.01%	20.07%	34.34%	(2.59)%	5.04%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.33%H	1.34%	1.28%	1.14%	1.09%	1.28%
Expenses net of fee waivers, if any	1.33%H	1.34%	1.28%	1.14%	1.09%	1.28%
Expenses net of all reductions	1.32%H	1.34%	1.28%	1.13%	1.09%	1.28%
Net investment income (loss)	(.58)%H	(.46)%B	(.57)%	(.17)%	(.10)%	(.35)%
Supplemental Data
Net assets, end of period (in millions)	$2,315	$2,094	$1,671	$1,492	$1,250	$1,461
Portfolio turnover rateI	37%H	37%J	46%	52%	66%	51%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.15 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.65) %.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Growth Opportunities Fund Class C

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$76.50	$67.03	$60.60	$52.52	$61.42	$58.78
Income from Investment Operations
Net investment income (loss)A	(.41)	(.67)B	(.70)	(.37)	(.32)	(.52)
Net realized and unrealized gain (loss)	10.64	18.04	11.68	15.83	(1.34)	3.16
Total from investment operations	10.23	17.37	10.98	15.46	(1.66)	2.64
Distributions from net realized gain	(3.64)	(7.90)	(4.55)	(7.38)	(7.24)	–
Total distributions	(3.64)	(7.90)	(4.55)	(7.38)	(7.24)	–
Net asset value, end of period	$83.09	$76.50	$67.03	$60.60	$52.52	$61.42
Total ReturnC,D,E	13.86%	30.31%	19.44%	33.64%	(3.10)%	4.49%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.85%H	1.86%	1.81%	1.66%	1.61%	1.80%
Expenses net of fee waivers, if any	1.85%H	1.86%	1.81%	1.66%	1.61%	1.80%
Expenses net of all reductions	1.84%H	1.86%	1.80%	1.66%	1.61%	1.80%
Net investment income (loss)	(1.10)%H	(.98)%B	(1.09)%	(.69)%	(.62)%	(.87)%
Supplemental Data
Net assets, end of period (in millions)	$712	$483	$244	$201	$178	$238
Portfolio turnover rateI	37%H	37%J	46%	52%	66%	51%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.17) %.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Growth Opportunities Fund Class I

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$97.56	$82.42	$73.38	$61.52	$70.05	$66.35
Income from Investment Operations
Net investment income (loss)A	(.04)	.03B	(.05)	.22	.25	.11
Net realized and unrealized gain (loss)	13.73	23.01	14.25	19.02	(1.54)	3.59
Total from investment operations	13.69	23.04	14.20	19.24	(1.29)	3.70
Distributions from net realized gain	(3.64)	(7.90)	(5.16)	(7.38)	(7.24)	–
Total distributions	(3.64)	(7.90)	(5.16)	(7.38)	(7.24)	–
Net asset value, end of period	$107.61	$97.56	$82.42	$73.38	$61.52	$70.05
Total ReturnC,D	14.43%	31.66%	20.67%	35.01%	(2.09)%	5.58%
Ratios to Average Net AssetsE,F
Expenses before reductions	.83%G	.84%	.78%	.63%	.58%	.77%
Expenses net of fee waivers, if any	.83%G	.84%	.78%	.63%	.58%	.77%
Expenses net of all reductions	.82%G	.84%	.78%	.63%	.58%	.77%
Net investment income (loss)	(.08)%G	.04%B	(.06)%	.34%	.41%	.16%
Supplemental Data
Net assets, end of period (in millions)	$4,629	$2,819	$850	$642	$562	$1,061
Portfolio turnover rateH	37%G	37%I	46%	52%	66%	51%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.17 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.15) %.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Growth Opportunities Fund Class Z

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$98.44	$83.00	$73.88	$61.82	$70.27	$66.48
Income from Investment Operations
Net investment income (loss)A	.02	.14B	.04	.32	.33	.20
Net realized and unrealized gain (loss)	13.86	23.20	14.35	19.12	(1.54)	3.59
Total from investment operations	13.88	23.34	14.39	19.44	(1.21)	3.79
Distributions from net investment income	–	–	(.05)	–	–	–
Distributions from net realized gain	(3.64)	(7.90)	(5.22)	(7.38)	(7.24)	–
Total distributions	(3.64)	(7.90)	(5.27)	(7.38)	(7.24)	–
Net asset value, end of period	$108.68	$98.44	$83.00	$73.88	$61.82	$70.27
Total ReturnC,D	14.50%	31.81%	20.82%	35.18%	(1.96)%	5.70%
Ratios to Average Net AssetsE,F
Expenses before reductions	.71%G	.72%	.66%	.51%	.45%	.64%
Expenses net of fee waivers, if any	.71%G	.72%	.66%	.50%	.45%	.64%
Expenses net of all reductions	.71%G	.72%	.65%	.50%	.45%	.64%
Net investment income (loss)	.03%G	.16%B	.06%	.47%	.54%	.29%
Supplemental Data
Net assets, end of period (in millions)	$1,771	$1,114	$88	$152	$7	$5
Portfolio turnover rateH	37%G	37%I	46%	52%	66%	51%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.17 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.03) %.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2020
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Growth Opportunities Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$136,073	Market approach	Transaction price	$10.77 - $220.00 / $60.64	Increase
		Recovery value	Recovery value	0.0%	Increase
		Market comparable	Transaction price	$0.77	Increase
			Discount rate	3.7% - 62.1% / 16.9%	Decrease
			Enterprise value/Sales multiple (EV/S)	1.0 - 11.2 / 6.8	Increase
			Discount for lack of marketability	10.0%	Decrease
			Premium rate	2.0% - 189.2% / 68.7%	Increase

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2020, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $63 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, redemptions in kind, deferred trustees compensation, net operating losses, certain foreign taxes, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,951,750
Gross unrealized depreciation	(268,404)
Net unrealized appreciation (depreciation)	$3,683,346
Tax cost	$8,373,120

The Fund elected to defer to its next fiscal year approximately $5,209 of ordinary losses recognized during the period January 1, 2019 to November 30, 2019.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Growth Opportunities Fund	3,791,373	1,649,710

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to its benchmark index, the Russell 1000 Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .64% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$1,846	$126
Class M	.25%	.25%	5,215	132
Class C	.75%	.25%	2,764	1,292
			$9,825	$1,550

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$937
Class M	96
Class C(a)	131
$1,164

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Effective February 1, 2020, the Board approved to change the fee for Class Z from .046% to .044%.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$1,259.17
Class M	1,655.16
Class C	482.17
Class I	2,744.16
Class Z	289.04
	$6,429

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Growth Opportunities Fund	.01

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Growth Opportunities Fund	$66

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Advisor Growth Opportunities Fund	Borrower	$6,607	1.34%	$1

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Affiliated Redemptions In-Kind. During the prior period, 714 shares of the Fund were redeemed in-kind for investments and cash with a value of $63,177. The Fund had a net realized gain of $37,752 on investments delivered through the in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $28.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Advisor Growth Opportunities Fund	$10

During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with NFS, as affiliated borrower. Total fees paid by the Fund to NFS, as lending agent, amounted to $791. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $4 from securities loaned to NFS, as affiliated borrower.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $215 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $3. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Class A	$1
Class M	1
$2

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $15.

In addition, during the period, the investment adviser or an affiliate reimbursed the Fund $20 for an operational error which is included in the accompanying Statement of Operations.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2020	Year ended November 30, 2019
Distributions to shareholders
Class A	$55,552	$69,056
Class M	85,325	172,195
Class C	23,768	28,420
Class I	109,948	81,919
Class Z	42,990	24,146
Total	$317,585	$375,736

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2020	Year ended November 30, 2019	Six months ended May 31, 2020	Year ended November 30, 2019
Class A
Shares sold	5,232	8,598	$455,516	$684,846
Reinvestment of distributions	587	1,004	52,509	65,327
Shares redeemed	(2,512)	(3,360)	(211,529)	(270,268)
Net increase (decrease)	3,307	6,242	$296,496	$479,905
Class M
Shares sold	2,018	2,869	$172,823	$223,333
Reinvestment of distributions	931	2,574	82,318	165,967
Shares redeemed	(2,751)	(3,822)	(235,080)	(299,591)
Net increase (decrease)	198	1,621	$20,061	$89,709
Class C
Shares sold	3,037	4,254	$222,826	$289,250
Reinvestment of distributions	291	482	21,939	26,865
Shares redeemed	(1,070)	(2,061)	(76,415)	(139,159)
Net increase (decrease)	2,258	2,675	$168,350	$176,956
Class I
Shares sold	22,867	25,181	$2,153,581	$2,186,583
Reinvestment of distributions	950	845	92,340	59,435
Shares redeemed	(9,698)	(7,438)(a)	(877,913)	(646,852)(a)
Net increase (decrease)	14,119	18,588	$1,368,008	$1,599,166
Class Z
Shares sold	8,001	13,616	$765,717	$1,190,747
Reinvestment of distributions	398	324	39,102	22,945
Shares redeemed	(3,421)	(3,679)	(310,080)	(332,807)
Net increase (decrease)	4,978	10,261	$494,739	$880,885

 (a) Amount includes in-kind redemptions (see the Prior Fiscal Year Affiliated Redemptions In-Kind note for additional details).

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2019 to May 31, 2020).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2019	Ending Account Value May 31, 2020	Expenses Paid During Period-B December 1, 2019 to May 31, 2020
Class A	1.09%
Actual		$1,000.00	$1,142.80	$5.84
Hypothetical-C		$1,000.00	$1,019.55	$5.50
Class M	1.33%
Actual		$1,000.00	$1,141.40	$7.12
Hypothetical-C		$1,000.00	$1,018.35	$6.71
Class C	1.85%
Actual		$1,000.00	$1,138.60	$9.89
Hypothetical-C		$1,000.00	$1,015.75	$9.32
Class I	.83%
Actual		$1,000.00	$1,144.30	$4.45
Hypothetical-C		$1,000.00	$1,020.85	$4.19
Class Z	.71%
Actual		$1,000.00	$1,145.00	$3.81
Hypothetical-C		$1,000.00	$1,021.45	$3.59

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Growth Opportunities Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2019, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Advisor Growth Opportunities Fund

2019 Total Return % vs. Morningstar Large Growth and Russell 1000 Growth:

75% beaten
25% beaten
Benchmark
Class Z
Class C
25.0
20.0
15.0
10.0
5.0
22.3
20.9
12.8
11.6
7.5
1 Year
120.0
100.0
80.0
60.0
40.0
106.6
99.6
69.8
64.6
51.6
3 Year
140.0
120.0
100.0
80.0
60.0
40.0
120.7
108.3
87.5
85.3
58.8
5 Year

% Beaten

	1 Year	3 Year	5 Year
Class A	98%	98%	98%
Class C	97%	97%	97%
Class I	98%	98%	99%
Class M	98%	98%	98%
Class Z	98%	98%	99%

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 (December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity Advisor Growth Opportunities Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2019. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A and Class Z ranked below the competitive median for the 12-month period ended June 30, 2019 and the total expense ratio of each of Class M, Class C, and Class I ranked above the competitive median for the 12-month period ended June 30, 2019. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class M was above the competitive median primarily because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived to retirement plans and intermediary wrap programs where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans and wrap programs. The Board noted that the total expense ratio of Class C was above the competitive median primarily because of its 1.00% 12b-1 fee. The Board noted that, although Class I is categorized by Lipper as an institutional class, Class I has a significantly lower investment minimum than most other funds and classes categorized as institutional. As a result, FMR believes Class I is generally more comparable to retail funds and classes. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

GO-SANN-0720
1.704615.122

Fidelity Advisor® Growth & Income Fund

Semi-Annual Report

May 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2020

% of fund's net assets
Microsoft Corp.	6.4
General Electric Co.	4.1
Exxon Mobil Corp.	3.9
Comcast Corp. Class A(a)	3.8
Altria Group, Inc.(a)	3.6
Apple, Inc.(a)	3.2
Bank of America Corp.	2.8
Wells Fargo & Co.	2.6
Johnson & Johnson	2.4
Bristol-Myers Squibb Co.	2.3
35.1

 (a) Security or a portion of the security is pledged as collateral for call options written.

Top Five Market Sectors as of May 31, 2020

% of fund's net assets
Health Care	19.9
Information Technology	18.7
Financials	15.1
Industrials	13.2
Consumer Staples	9.2

Asset Allocation (% of fund's net assets)

As of May 31, 2020*,**
Stocks	96.6%
Convertible Securities	0.4%
Other Investments	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	2.9%

 * Foreign investments - 13.7%

 ** Written options - (0.1%)

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value (000s)
COMMUNICATION SERVICES - 7.3%
Diversified Telecommunication Services - 1.3%
Verizon Communications, Inc. (a)	103,309	$5,928
Entertainment - 1.7%
Activision Blizzard, Inc.	41,600	2,994
The Walt Disney Co.	19,500	2,287
Vivendi SA	131,100	2,998
		8,279
Media - 4.3%
Comcast Corp. Class A (a)	459,658	18,202
Interpublic Group of Companies, Inc.	119,800	2,050
Omnicom Group, Inc.	6,000	329
		20,581

TOTAL COMMUNICATION SERVICES		34,788

CONSUMER DISCRETIONARY - 3.1%
Auto Components - 0.5%
BorgWarner, Inc.	78,900	2,537
Automobiles - 0.1%
Harley-Davidson, Inc. (b)	22,200	474
Hotels, Restaurants & Leisure - 0.3%
Starbucks Corp.	17,400	1,357
Household Durables - 0.5%
Mohawk Industries, Inc. (c)	200	19
Whirlpool Corp.	20,200	2,461
		2,480
Specialty Retail - 1.3%
Lowe's Companies, Inc.	43,557	5,678
TJX Companies, Inc.	3,900	206
		5,884
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc. Class B	18,700	1,843
Puma AG	806	57
Tapestry, Inc.	10,100	137
		2,037

TOTAL CONSUMER DISCRETIONARY		14,769

CONSUMER STAPLES - 9.2%
Beverages - 1.6%
Anheuser-Busch InBev SA NV ADR (b)	15,800	741
Diageo PLC sponsored ADR	7,600	1,069
Pernod Ricard SA	2,800	435
Remy Cointreau SA	3,300	391
The Coca-Cola Co.	110,184	5,143
		7,779
Food & Staples Retailing - 1.8%
JDE Peet's BV	33,300	1,325
Sysco Corp.	49,100	2,708
Walmart, Inc. (a)	37,210	4,616
		8,649
Household Products - 1.0%
Colgate-Palmolive Co.	6,200	448
Energizer Holdings, Inc.	19,500	856
Procter & Gamble Co. (a)	19,335	2,241
Reynolds Consumer Products, Inc.	1,400	47
Spectrum Brands Holdings, Inc.	23,400	1,107
		4,699
Personal Products - 0.2%
Unilever NV	13,800	713
Tobacco - 4.6%
Altria Group, Inc. (a)	440,920	17,218
British American Tobacco PLC sponsored ADR	116,680	4,677
		21,895

TOTAL CONSUMER STAPLES		43,735

ENERGY - 7.1%
Oil, Gas & Consumable Fuels - 7.1%
Cenovus Energy, Inc.	3,000	13
Cenovus Energy, Inc. (Canada)	816,700	3,559
Equinor ASA sponsored ADR	342,100	4,991
Exxon Mobil Corp.	410,300	18,656
Hess Corp.	112,500	5,340
Kosmos Energy Ltd.	309,200	563
Total SA sponsored ADR	20,700	778
		33,900
FINANCIALS - 15.1%
Banks - 9.7%
Bank of America Corp.	553,042	13,339
First Hawaiian, Inc.	11,800	204
JPMorgan Chase & Co.	58,943	5,736
M&T Bank Corp.	9,200	972
PNC Financial Services Group, Inc.	47,216	5,385
Truist Financial Corp.	138,349	5,088
U.S. Bancorp	91,230	3,244
Wells Fargo & Co.	470,150	12,445
		46,413
Capital Markets - 3.8%
Brookfield Asset Management, Inc. Class A	31,201	978
Cboe Global Markets, Inc.	2,510	267
FS KKR Capital Corp.	3,600	13
Julius Baer Group Ltd.	6,301	271
KKR & Co. LP	60,113	1,668
Morgan Stanley	33,230	1,469
Northern Trust Corp. (a)	81,437	6,434
Raymond James Financial, Inc.	19,700	1,365
S&P Global, Inc.	200	65
State Street Corp.	88,270	5,381
TPG Specialty Lending, Inc.	5,888	108
		18,019
Consumer Finance - 0.3%
Discover Financial Services	25,900	1,231
Shriram Transport Finance Co. Ltd.	14,100	107
		1,338
Insurance - 0.9%
Chubb Ltd.	13,200	1,610
Marsh & McLennan Companies, Inc.	15,666	1,659
Old Republic International Corp.	6,900	108
The Travelers Companies, Inc.	9,400	1,006
		4,383
Mortgage Real Estate Investment Trusts - 0.1%
AGNC Investment Corp.	22,100	286
Thrifts & Mortgage Finance - 0.3%
Essent Group Ltd.	15,400	509
Radian Group, Inc.	58,190	924
		1,433

TOTAL FINANCIALS		71,872

HEALTH CARE - 19.5%
Biotechnology - 1.6%
AbbVie, Inc.	16,200	1,501
Alexion Pharmaceuticals, Inc. (c)	27,600	3,309
Amgen, Inc.	6,600	1,516
Intercept Pharmaceuticals, Inc. (c)	19,495	1,409
		7,735
Health Care Equipment & Supplies - 0.9%
Becton, Dickinson & Co.	9,775	2,414
Boston Scientific Corp. (c)	28,200	1,071
GN Store Nord A/S	4,200	226
Sonova Holding AG Class B	2,040	446
		4,157
Health Care Providers & Services - 8.3%
AmerisourceBergen Corp.	27,800	2,650
Cardinal Health, Inc.	71,200	3,894
Cigna Corp.	39,500	7,794
CVS Health Corp.	141,951	9,308
McKesson Corp.	39,933	6,336
Patterson Companies, Inc. (b)	57,200	1,126
United Drug PLC (United Kingdom)	7,720	70
UnitedHealth Group, Inc.	28,500	8,688
		39,866
Pharmaceuticals - 8.7%
Bayer AG	121,073	8,277
Bristol-Myers Squibb Co.	184,300	11,006
GlaxoSmithKline PLC sponsored ADR	207,709	8,707
Johnson & Johnson	76,701	11,409
Novartis AG sponsored ADR	601	53
Sanofi SA sponsored ADR	39,700	1,950
		41,402

TOTAL HEALTH CARE		93,160

INDUSTRIALS - 13.2%
Aerospace & Defense - 1.1%
General Dynamics Corp.	13,000	1,909
Huntington Ingalls Industries, Inc.	7,400	1,479
Raytheon Technologies Corp.	8,031	518
Safran SA	7,800	752
The Boeing Co.	2,800	408
		5,066
Air Freight & Logistics - 2.1%
Expeditors International of Washington, Inc.	800	61
FedEx Corp.	14,300	1,867
United Parcel Service, Inc. Class B	81,679	8,144
		10,072
Building Products - 0.1%
Johnson Controls International PLC	20,800	653
Commercial Services & Supplies - 0.4%
Healthcare Services Group, Inc. (b)	59,700	1,428
Interface, Inc.	44,000	374
KAR Auction Services, Inc.	8,000	115
Ritchie Bros. Auctioneers, Inc.	1,700	74
		1,991
Electrical Equipment - 1.1%
Acuity Brands, Inc.	10,100	870
Hubbell, Inc. Class B	13,012	1,593
Rockwell Automation, Inc.	1,900	411
Vertiv Holdings Co. (c)	4,500	57
Vertiv Holdings LLC (d)	160,000	2,037
		4,968
Industrial Conglomerates - 4.4%
3M Co.	9,600	1,502
General Electric Co.	2,923,793	19,209
		20,711
Machinery - 1.3%
Caterpillar, Inc.	2,100	252
Cummins, Inc.	4,800	814
Donaldson Co., Inc.	27,800	1,319
Flowserve Corp.	24,400	637
Fortive Corp.	12,900	787
Kardex AG	600	103
Nordson Corp.	2,200	414
Otis Worldwide Corp.	7,065	372
Stanley Black & Decker, Inc.	5,100	640
Westinghouse Air Brake Co.	16,931	1,034
		6,372
Professional Services - 0.6%
Equifax, Inc.	800	123
RELX PLC (London Stock Exchange)	119,879	2,774
Robert Half International, Inc.	1,800	91
		2,988
Road & Rail - 1.2%
J.B. Hunt Transport Services, Inc.	14,120	1,690
Knight-Swift Transportation Holdings, Inc. Class A (a)	98,100	4,082
		5,772
Trading Companies & Distributors - 0.9%
Fastenal Co.	15,200	627
MSC Industrial Direct Co., Inc. Class A	700	49
Watsco, Inc.	20,664	3,676
		4,352

TOTAL INDUSTRIALS		62,945

INFORMATION TECHNOLOGY - 18.7%
Communications Equipment - 0.6%
Cisco Systems, Inc.	63,271	3,026
IT Services - 3.4%
Amadeus IT Holding SA Class A	13,200	690
DXC Technology Co.	11,000	156
Fidelity National Information Services, Inc.	15,400	2,138
Genpact Ltd.	39,700	1,427
IBM Corp.	16,800	2,098
MasterCard, Inc. Class A	2,300	692
Unisys Corp. (c)	75,492	858
Visa, Inc. Class A	42,840	8,364
		16,423
Semiconductors & Semiconductor Equipment - 3.0%
Analog Devices, Inc.	7,100	802
Applied Materials, Inc.	16,595	932
Lam Research Corp.	1,300	356
Marvell Technology Group Ltd.	18,500	603
NXP Semiconductors NV	14,700	1,413
Qualcomm, Inc.	124,998	10,110
		14,216
Software - 8.5%
Microsoft Corp.	165,773	30,382
Open Text Corp.	12,600	523
Oracle Corp.	40,884	2,198
SAP SE sponsored ADR	51,900	6,648
Temenos Group AG	4,260	650
		40,401
Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc. (a)	47,573	15,125

TOTAL INFORMATION TECHNOLOGY		89,191

MATERIALS - 1.8%
Chemicals - 1.3%
DuPont de Nemours, Inc.	69,100	3,505
LyondellBasell Industries NV Class A	11,400	727
Nutrien Ltd.	35,280	1,204
PPG Industries, Inc.	8,500	864
		6,300
Metals & Mining - 0.5%
BHP Billiton Ltd. sponsored ADR (b)	52,600	2,477

TOTAL MATERIALS		8,777

REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.1%
American Tower Corp.	6,800	1,756
CoreSite Realty Corp.	7,800	974
Equinix, Inc. (a)	2,010	1,402
Public Storage	3,600	730
Simon Property Group, Inc.	6,600	381
		5,243
UTILITIES - 0.5%
Electric Utilities - 0.3%
Duke Energy Corp.	10,200	873
Exelon Corp.	9,300	356
PPL Corp.	4,100	115
Southern Co.	3,600	205
		1,549
Multi-Utilities - 0.2%
Sempra Energy	6,400	808

TOTAL UTILITIES		2,357

TOTAL COMMON STOCKS
(Cost $405,731)		460,737

Convertible Preferred Stocks - 0.3%
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.3%
Becton, Dickinson & Co. 6.50% (c)	13,500	699
Boston Scientific Corp. Series A 5.50% (c)	8,200	897
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $1,495)		1,596
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.1%
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Intercept Pharmaceuticals, Inc. 2% 5/15/26 (Cost $284)	279	260
	Shares	Value (000s)

Other - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels – 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (d)(e)(f)
(Cost $1,470)	1,469,796	676

Money Market Funds - 4.3%
Fidelity Cash Central Fund 0.11% (g)	14,322,901	14,326
Fidelity Securities Lending Cash Central Fund 0.10% (g)(h)	6,031,542	6,032
TOTAL MONEY MARKET FUNDS
(Cost $20,358)		20,358
TOTAL INVESTMENT IN SECURITIES - 101.4%
(Cost $429,338)		483,627
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(6,700)
NET ASSETS - 100%		$476,927

Written Options
	Counterparty	Number of Contracts	Notional Amount (000s)	Exercise Price	Expiration Date	Value (000s)
Call Options
Altria Group, Inc.	Chicago Board Options Exchange	417	$1,628	$45.00	6/19/20	$(1)
Apple, Inc.	Chicago Board Options Exchange	43	1,367	320.00	6/19/20	(32)
Comcast Corp. Class A	Chicago Board Options Exchange	459	1,818	40.00	6/19/20	(43)
Equinix, Inc.	Chicago Board Options Exchange	6	419	700.00	6/19/20	(11)
Knight-Swift Transportation Holdings, Inc.	Chicago Board Options Exchange	157	653	35.00	6/19/20	(107)
Northern Trust Corp.	Chicago Board Options Exchange	78	616	95.00	7/17/20	(1)
Procter & Gamble Co.	Chicago Board Options Exchange	24	278	125.00	6/19/20	0
Verizon Communications, Inc.	Chicago Board Options Exchange	101	580	57.50	6/19/20	(11)
Walmart, Inc.	Chicago Board Options Exchange	136	1,687	120.00	6/19/20	(73)
Walmart, Inc.	Chicago Board Options Exchange	68	844	125.00	6/19/20	(15)
Walmart, Inc.	Chicago Board Options Exchange	57	707	130.00	6/19/20	(3)
TOTAL WRITTEN OPTIONS						$(297)

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $10,597,000.

 (b) Security or a portion of the security is on loan at period end.

 (c) Non-income producing

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,713,000 or 0.6% of net assets.

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Level 3 security

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$1,470
Vertiv Holdings LLC	2/6/20	$1,600

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$97
Fidelity Securities Lending Cash Central Fund	51
Total	$148

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$34,788	$31,790	$2,998	$--
Consumer Discretionary	14,769	14,769	--	--
Consumer Staples	43,735	43,022	713	--
Energy	33,900	33,900	--	--
Financials	71,872	71,601	271	--
Health Care	94,756	84,883	9,873	--
Industrials	62,945	62,193	752	--
Information Technology	89,191	88,501	690	--
Materials	8,777	8,777	--	--
Real Estate	5,243	5,243	--	--
Utilities	2,357	2,357	--	--
Corporate Bonds	260	--	260	--
Other	676	--	--	676
Money Market Funds	20,358	20,358	--	--
Total Investments in Securities:	$483,627	$467,394	$15,557	$676
Derivative Instruments:
Liabilities
Written Options	$(297)	$(297)	$--	$--
Total Liabilities	$(297)	$(297)	$--	$--
Total Derivative Instruments:	$(297)	$(297)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Equity Risk
Written Options(a)	$0	$(297)
Total Equity Risk	0	(297)
Total Value of Derivatives	$0	$(297)

 (a) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	86.3%
United Kingdom	3.6%
Germany	3.2%
France	1.6%
Canada	1.3%
Norway	1.1%
Others (Individually Less Than 1%)	2.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $5,830) — See accompanying schedule: Unaffiliated issuers (cost $408,980)	$463,269
Fidelity Central Funds (cost $20,358)	20,358
Total Investment in Securities (cost $429,338)		$483,627
Restricted cash		47
Receivable for investments sold		1,509
Receivable for fund shares sold		232
Dividends receivable		1,540
Distributions receivable from Fidelity Central Funds		12
Other receivables		5
Total assets		486,972
Liabilities
Payable for investments purchased	$2,686
Payable for fund shares redeemed	592
Accrued management fee	164
Distribution and service plan fees payable	131
Written options, at value (premium received $328)	297
Other affiliated payables	88
Other payables and accrued expenses	53
Collateral on securities loaned	6,034
Total liabilities		10,045
Net Assets		$476,927
Net Assets consist of:
Paid in capital		$407,884
Total accumulated earnings (loss)		69,043
Net Assets		$476,927
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($242,751 ÷ 10,361.13 shares)(a)		$23.43
Maximum offering price per share (100/94.25 of $23.43)		$24.86
Class M:
Net Asset Value and redemption price per share ($140,334 ÷ 5,982.58 shares)(a)		$23.46
Maximum offering price per share (100/96.50 of $23.46)		$24.31
Class C:
Net Asset Value and offering price per share ($32,917 ÷ 1,517.36 shares)(a)		$21.69
Class I:
Net Asset Value, offering price and redemption price per share ($45,112 ÷ 1,877.94 shares)		$24.02
Class Z:
Net Asset Value, offering price and redemption price per share ($15,813 ÷ 657.02 shares)		$24.07

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2020 (Unaudited)
Investment Income
Dividends		$7,141
Interest		2
Income from Fidelity Central Funds (including $51 from security lending)		148
Total income		7,291
Expenses
Management fee	$1,076
Transfer agent fees	474
Distribution and service plan fees	880
Accounting fees	95
Custodian fees and expenses	14
Independent trustees' fees and expenses	1
Registration fees	47
Audit	29
Legal	3
Miscellaneous	17
Total expenses before reductions	2,636
Expense reductions	(16)
Total expenses after reductions		2,620
Net investment income (loss)		4,671
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	12,480
Fidelity Central Funds	1
Foreign currency transactions	1
Written options	454
Total net realized gain (loss)		12,936
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $2)	(78,995)
Written options	360
Total change in net unrealized appreciation (depreciation)		(78,635)
Net gain (loss)		(65,699)
Net increase (decrease) in net assets resulting from operations		$(61,028)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2020 (Unaudited)	Year ended November 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,671	$9,512
Net realized gain (loss)	12,936	32,611
Change in net unrealized appreciation (depreciation)	(78,635)	22,642
Net increase (decrease) in net assets resulting from operations	(61,028)	64,765
Distributions to shareholders	(37,408)	(62,774)
Share transactions - net increase (decrease)	19,442	(7,551)
Total increase (decrease) in net assets	(78,994)	(5,560)
Net Assets
Beginning of period	555,921	561,481
End of period	$476,927	$555,921

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Growth & Income Fund Class A

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$28.32	$28.69	$30.29	$26.89	$26.36	$28.95
Income from Investment Operations
Net investment income (loss)A	.24	.49	.43	.41	.37	.42
Net realized and unrealized gain (loss)	(3.18)	2.48	.58	3.83	2.12	(.76)B
Total from investment operations	(2.94)	2.97	1.01	4.24	2.49	(.34)
Distributions from net investment income	(.48)	(.47)	(.36)	(.39)C	(.39)	(.36)
Distributions from net realized gain	(1.47)	(2.87)	(2.26)	(.45)C	(1.57)	(1.88)
Total distributions	(1.95)	(3.34)	(2.61)D	(.84)	(1.96)	(2.25)E
Net asset value, end of period	$23.43	$28.32	$28.69	$30.29	$26.89	$26.36
Total ReturnF,G,H	(11.34)%	13.65%	3.42%	16.15%	10.59%	(.96)%B
Ratios to Average Net AssetsI,J
Expenses before reductions	.96%K	.96%	.96%	.97%	.99%	.99%
Expenses net of fee waivers, if any	.96%K	.96%	.96%	.97%	.99%	.98%
Expenses net of all reductions	.95%K	.95%	.95%	.97%	.99%	.98%
Net investment income (loss)	1.98%K	1.93%	1.49%	1.47%	1.51%	1.57%
Supplemental Data
Net assets, end of period (in millions)	$243	$288	$243	$255	$253	$244
Portfolio turnover rateL	35%K	29%	40%	36%	31%	35%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.04 per share. Excluding these litigation proceeds, the total return would have been (1.10)%

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $2.61 per share is comprised of distributions from net investment income of $.355 and distributions from net realized gain of $2.257 per share.

 E Total distributions of $2.25 per share is comprised of distributions from net investment income of $.363 and distributions from net realized gain of $1.883 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Growth & Income Fund Class M

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$28.31	$28.67	$30.26	$26.87	$26.32	$28.91
Income from Investment Operations
Net investment income (loss)A	.21	.43	.36	.34	.31	.35
Net realized and unrealized gain (loss)	(3.19)	2.47	.59	3.82	2.12	(.76)B
Total from investment operations	(2.98)	2.90	.95	4.16	2.43	(.41)
Distributions from net investment income	(.40)	(.39)	(.28)	(.32)C	(.32)	(.29)
Distributions from net realized gain	(1.47)	(2.87)	(2.26)	(.45)C	(1.57)	(1.88)
Total distributions	(1.87)	(3.26)	(2.54)	(.77)	(1.88)D	(2.18)E
Net asset value, end of period	$23.46	$28.31	$28.67	$30.26	$26.87	$26.32
Total ReturnF,G,H	(11.43)%	13.33%	3.19%	15.85%	10.36%	(1.22)%B
Ratios to Average Net AssetsI,J
Expenses before reductions	1.21%K	1.21%	1.21%	1.23%	1.24%	1.23%
Expenses net of fee waivers, if any	1.20%K	1.21%	1.21%	1.22%	1.24%	1.23%
Expenses net of all reductions	1.20%K	1.20%	1.20%	1.22%	1.24%	1.23%
Net investment income (loss)	1.74%K	1.68%	1.24%	1.22%	1.26%	1.32%
Supplemental Data
Net assets, end of period (in millions)	$140	$172	$175	$186	$176	$180
Portfolio turnover rateL	35%K	29%	40%	36%	31%	35%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.04 per share. Excluding these litigation proceeds, the total return would have been (1.36)%

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $1.88 per share is comprised of distributions from net investment income of $.319 and distributions from net realized gain of $1.565 per share.

 E Total distributions of $2.18 per share is comprised of distributions from net investment income of $.293 and distributions from net realized gain of $1.883 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Growth & Income Fund Class C

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$26.22	$26.79	$28.45	$25.33	$24.92	$27.51
Income from Investment Operations
Net investment income (loss)A	.14	.27	.20	.19	.17	.21
Net realized and unrealized gain (loss)	(2.96)	2.28	.55	3.60	2.01	(.73)B
Total from investment operations	(2.82)	2.55	.75	3.79	2.18	(.52)
Distributions from net investment income	(.24)	(.26)	(.15)	(.22)C	(.21)	(.18)
Distributions from net realized gain	(1.47)	(2.87)	(2.26)	(.45)C	(1.57)	(1.88)
Total distributions	(1.71)	(3.12)D	(2.41)	(.67)	(1.77)E	(2.07)F
Net asset value, end of period	$21.69	$26.22	$26.79	$28.45	$25.33	$24.92
Total ReturnG,H,I	(11.69)%	12.74%	2.64%	15.28%	9.81%	(1.74)%B
Ratios to Average Net AssetsJ,K
Expenses before reductions	1.73%L	1.73%	1.72%	1.73%	1.74%	1.73%
Expenses net of fee waivers, if any	1.73%L	1.73%	1.71%	1.73%	1.74%	1.73%
Expenses net of all reductions	1.73%L	1.73%	1.71%	1.72%	1.74%	1.73%
Net investment income (loss)	1.21%L	1.15%	.73%	.72%	.76%	.82%
Supplemental Data
Net assets, end of period (in millions)	$33	$41	$75	$86	$80	$79
Portfolio turnover rateM	35%L	29%	40%	36%	31%	35%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.04 per share. Excluding these litigation proceeds, the total return would have been (1.88)%

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $3.12 per share is comprised of distributions from net investment income of $.255 and distributions from net realized gain of $2.869 per share.

 E Total distributions of $1.77 per share is comprised of distributions from net investment income of $.206 and distributions from net realized gain of $1.565 per share.

 F Total distributions of $2.07 per share is comprised of distributions from net investment income of $.183 and distributions from net realized gain of $1.883 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Total returns do not include the effect of the contingent deferred sales charge.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Growth & Income Fund Class I

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$29.01	$29.33	$30.91	$27.41	$26.85	$29.47
Income from Investment Operations
Net investment income (loss)A	.28	.57	.52	.50	.44	.50
Net realized and unrealized gain (loss)	(3.26)	2.52	.60	3.90	2.16	(.78)B
Total from investment operations	(2.98)	3.09	1.12	4.40	2.60	(.28)
Distributions from net investment income	(.54)	(.54)	(.44)	(.45)C	(.48)	(.45)
Distributions from net realized gain	(1.47)	(2.87)	(2.26)	(.45)C	(1.57)	(1.88)
Total distributions	(2.01)	(3.41)	(2.70)	(.90)	(2.04)D	(2.34)E
Net asset value, end of period	$24.02	$29.01	$29.33	$30.91	$27.41	$26.85
Total ReturnF,G	(11.21)%	13.89%	3.71%	16.45%	10.91%	(.70)%B
Ratios to Average Net AssetsH,I
Expenses before reductions	.70%J	.70%	.69%	.70%	.73%	.71%
Expenses net of fee waivers, if any	.70%J	.69%	.69%	.70%	.73%	.70%
Expenses net of all reductions	.70%J	.69%	.69%	.70%	.73%	.70%
Net investment income (loss)	2.24%J	2.19%	1.75%	1.74%	1.77%	1.86%
Supplemental Data
Net assets, end of period (in millions)	$45	$48	$47	$53	$35	$36
Portfolio turnover rateK	35%J	29%	40%	36%	31%	35%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.04 per share. Excluding these litigation proceeds, the total return would have been (.84)%

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $2.04 per share is comprised of distributions from net investment income of $.478 and distributions from net realized gain of $1.565 per share.

 E Total distributions of $2.34 per share is comprised of distributions from net investment income of $.454 and distributions from net realized gain of $1.883 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Growth & Income Fund Class Z

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$29.09	$29.35	$30.94	$27.35
Income from Investment Operations
Net investment income (loss)B	.29	.62	.56	.51
Net realized and unrealized gain (loss)	(3.26)	2.53	.59	3.08
Total from investment operations	(2.97)	3.15	1.15	3.59
Distributions from net investment income	(.58)	(.54)	(.49)	–
Distributions from net realized gain	(1.47)	(2.87)	(2.26)	–
Total distributions	(2.05)	(3.41)	(2.74)C	–
Net asset value, end of period	$24.07	$29.09	$29.35	$30.94
Total ReturnD,E	(11.16)%	14.11%	3.84%	13.13%
Ratios to Average Net AssetsF,G
Expenses before reductions	.56%H	.56%	.56%	.57%H
Expenses net of fee waivers, if any	.55%H	.56%	.56%	.57%H
Expenses net of all reductions	.55%H	.55%	.55%	.57%H
Net investment income (loss)	2.39%H	2.33%	1.89%	2.13%H
Supplemental Data
Net assets, end of period (in millions)	$16	$7	$22	$16
Portfolio turnover rateI	35%H	29%	40%	36%

 A For the period February 1, 2017 (commencement of sale of shares) to November 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $2.74 per share is comprised of distributions from net investment income of $.486 and distributions from net realized gain of $2.257 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2020
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Growth & Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships, certain conversion ratio adjustments and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$120,451
Gross unrealized depreciation	(68,776)
Net unrealized appreciation (depreciation)	$51,675
Tax cost	$431,983

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $723 in this Subsidiary, representing .15% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiary is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Counterparty credit risk related to exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded and OTC written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options" and are representative of volume of activity during the period.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Growth & Income Fund	83,919	84,178

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .43% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$322	$7
Class M	.25%	.25%	377	9
Class C	.75%	.25%	181	20
			$880	$36

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$29
Class M	8
Class C(a)	2
$39

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Effective February 1, 2020, the Board approved to change the fee for Class Z from .046% to .044%.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$249.19
Class M	143.19
Class C	39.22
Class I	41.19
Class Z	2.04
	$474

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Growth & Income Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Growth & Income Fund	$2

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $6.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Advisor Growth & Income Fund	$1

During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Total fees paid by the Fund to NFS, as lending agent, amounted to $5. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $4 for the period.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1.

In addition, during the period the investment adviser or an affiliate reimbursed the Fund $11 for an operational error which is included in the accompanying Statement of Operations.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2020	Year ended November 30, 2019
Distributions to shareholders
Class A	$19,645	$28,125
Class M	11,240	19,861
Class C	2,639	8,665
Class I	3,375	5,384
Class Z	509	739
Total	$37,408	$62,774

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2020	Year ended November 30, 2019	Six months ended May 31, 2020	Year ended November 30, 2019
Class A
Shares sold	416	2,141	$10,158	$53,751
Reinvestment of distributions	680	1,185	18,480	26,128
Shares redeemed	(905)	(1,629)	(22,084)	(41,300)
Net increase (decrease)	191	1,697	$6,554	$38,579
Class M
Shares sold	159	389	$3,839	$9,907
Reinvestment of distributions	404	879	10,998	19,427
Shares redeemed	(669)	(1,276)	(16,526)	(32,309)
Net increase (decrease)	(106)	(8)	$(1,689)	$(2,975)
Class C
Shares sold	106	325	$2,374	$7,678
Reinvestment of distributions	102	415	2,577	8,532
Shares redeemed	(236)	(2,002)	(5,090)	(46,928)
Net increase (decrease)	(28)	(1,262)	$(139)	$(30,718)
Class I
Shares sold	521	637	$12,488	$16,618
Reinvestment of distributions	109	212	3,021	4,787
Shares redeemed	(398)	(796)	(9,812)	(20,915)
Net increase (decrease)	232	53	$5,697	$490
Class Z
Shares sold	435	253	$9,703	$6,620
Reinvestment of distributions	13	19	358	425
Shares redeemed	(41)	(759)	(1,042)	(19,972)
Net increase (decrease)	407	(487)	$9,019	$(12,927)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2019 to May 31, 2020).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2019	Ending Account Value May 31, 2020	Expenses Paid During Period-B December 1, 2019 to May 31, 2020
Class A	.96%
Actual		$1,000.00	$886.60	$4.53
Hypothetical-C		$1,000.00	$1,020.20	$4.85
Class M	1.20%
Actual		$1,000.00	$885.70	$5.66
Hypothetical-C		$1,000.00	$1,019.00	$6.06
Class C	1.73%
Actual		$1,000.00	$883.10	$8.14
Hypothetical-C		$1,000.00	$1,016.35	$8.72
Class I	.70%
Actual		$1,000.00	$887.90	$3.30
Hypothetical-C		$1,000.00	$1,021.50	$3.54
Class Z	.55%
Actual		$1,000.00	$888.40	$2.60
Hypothetical-C		$1,000.00	$1,022.25	$2.78

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Growth & Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2019, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Advisor Growth & Income Fund

2019 Total Return % vs. Morningstar Large Blend and S&P 500:
75% beaten
25% beaten
Benchmark
Class I
Class C
12.00
10.00
8.00
6.00
4.00
10.42
6.81
5.34
4.54
4.24
50.0
45.0
40.0
35.0
30.0
25.0
48.9
41.2
37.3
36.9
25.7
70.0
60.0
50.0
40.0
30.0
20.0
66.3
45.0
42.3
37.7
27.4
1 Year
3 Year
5 Year

% Beaten

	1 Year	3 Year	5 Year
Class A	36%	84%	76%
Class C	16%	20%	12%
Class I	22%	36%	24%
Class M	19%	28%	16%
Class Z	24%	-	-

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 (December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Advisor Growth & Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2019.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class C, Class I, and Class Z ranked below the competitive median for the 12-month period ended June 30, 2019 and the total expense ratio of Class M ranked above the competitive median for the 12-month period ended June 30, 2019. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class M was above the competitive median primarily because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived to retirement plans and intermediary wrap programs where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans and wrap programs. The Board noted that, when compared with competitor funds that charge a 0.50% 12b-1 fee, the total expense ratio of Class M is below median. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

AGAI-SANN-0720
1.704634.122

Fidelity Advisor® Small Cap Fund

Semi-Annual Report

May 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2020

% of fund's net assets
BJ's Wholesale Club Holdings, Inc.	2.4
Chemed Corp.	2.1
Generac Holdings, Inc.	1.8
Charles River Laboratories International, Inc.	1.7
ICON PLC	1.5
SYNNEX Corp.	1.5
Nomad Foods Ltd.	1.5
First Citizens Bancshares, Inc.	1.4
Churchill Downs, Inc.	1.4
Murphy U.S.A., Inc.	1.4
16.7

Top Five Market Sectors as of May 31, 2020

% of fund's net assets
Information Technology	19.7
Industrials	17.9
Health Care	17.8
Financials	14.0
Consumer Discretionary	11.1

Asset Allocation (% of fund's net assets)

As of May 31, 2020 *
Stocks	99.5%
Short-Term Investments and Net Other Assets (Liabilities)	0.5%

 * Foreign investments - 11.9%

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value (000s)
COMMUNICATION SERVICES - 3.0%
Media - 2.7%
Cogeco Communications, Inc.	167,500	$12,509
Gray Television, Inc. (a)	1,092,600	15,231
The New York Times Co. Class A (b)	305,100	11,969
		39,709
Wireless Telecommunication Services - 0.3%
Boingo Wireless, Inc. (a)	306,500	4,199

TOTAL COMMUNICATION SERVICES		43,908

CONSUMER DISCRETIONARY - 11.1%
Diversified Consumer Services - 0.6%
Grand Canyon Education, Inc. (a)	87,300	8,520
Hotels, Restaurants & Leisure - 2.3%
Churchill Downs, Inc.	155,700	20,657
Hilton Grand Vacations, Inc. (a)	181,513	3,910
Planet Fitness, Inc. (a)	145,600	9,410
		33,977
Household Durables - 4.1%
Cavco Industries, Inc. (a)	77,000	14,645
Taylor Morrison Home Corp. (a)	800,300	15,470
TopBuild Corp. (a)	130,800	15,001
TRI Pointe Homes, Inc. (a)	1,032,900	14,791
		59,907
Leisure Products - 1.1%
Brunswick Corp.	72,000	3,961
Clarus Corp.	513,267	5,389
YETI Holdings, Inc. (a)(b)	200,700	6,442
		15,792
Multiline Retail - 1.0%
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	150,900	13,800
Specialty Retail - 1.4%
Murphy U.S.A., Inc. (a)	175,900	20,422
Textiles, Apparel & Luxury Goods - 0.6%
Carter's, Inc.	92,100	7,912

TOTAL CONSUMER DISCRETIONARY		160,330

CONSUMER STAPLES - 3.9%
Food & Staples Retailing - 2.4%
BJ's Wholesale Club Holdings, Inc. (a)(b)	971,530	34,974
Food Products - 1.5%
Nomad Foods Ltd. (a)	1,019,800	21,599

TOTAL CONSUMER STAPLES		56,573

ENERGY - 1.1%
Energy Equipment & Services - 0.3%
Cactus, Inc.	217,700	4,154
Oil, Gas & Consumable Fuels - 0.8%
Hess Midstream LP (b)	374,648	7,276
Rattler Midstream LP	526,600	4,429
		11,705

TOTAL ENERGY		15,859

FINANCIALS - 14.0%
Banks - 5.6%
ConnectOne Bancorp, Inc.	959,400	14,065
First Citizens Bancshares, Inc.	54,900	21,137
First Interstate Bancsystem, Inc.	360,800	11,275
Independent Bank Corp., Massachusetts	138,300	9,608
Old National Bancorp, Indiana	347,700	4,725
ServisFirst Bancshares, Inc.	375,000	13,080
Trico Bancshares	251,700	7,141
		81,031
Capital Markets - 2.8%
Blucora, Inc. (a)	425,740	5,173
LPL Financial	269,400	19,232
Morningstar, Inc.	111,509	17,097
		41,502
Consumer Finance - 1.3%
First Cash Financial Services, Inc.	266,400	18,587
Insurance - 2.2%
Enstar Group Ltd. (a)	57,202	8,146
Hastings Group Holdings PLC (c)	3,303,071	7,506
Primerica, Inc.	137,900	15,671
Selectquote, Inc.	14,800	407
		31,730
Thrifts & Mortgage Finance - 2.1%
Essent Group Ltd.	530,023	17,517
WSFS Financial Corp.	450,800	12,474
		29,991

TOTAL FINANCIALS		202,841

HEALTH CARE - 17.8%
Biotechnology - 4.5%
Acceleron Pharma, Inc. (a)	111,700	11,039
ADC Therapeutics SA (a)	29,383	1,086
Agios Pharmaceuticals, Inc. (a)	52,800	2,732
Black Diamond Therapeutics, Inc. (a)	9,700	379
FibroGen, Inc. (a)	174,300	5,829
G1 Therapeutics, Inc. (a)	57,500	976
Global Blood Therapeutics, Inc. (a)	88,900	6,216
Immunomedics, Inc. (a)	48,400	1,626
Kezar Life Sciences, Inc. (a)	164,200	783
Kura Oncology, Inc. (a)	195,500	3,341
Mirati Therapeutics, Inc. (a)	57,500	5,703
Passage Bio, Inc.	131,900	2,906
Principia Biopharma, Inc. (a)	97,500	6,229
Revolution Medicines, Inc.	118,800	3,650
TG Therapeutics, Inc. (a)	218,000	4,066
Viela Bio, Inc.	134,800	6,322
Xenon Pharmaceuticals, Inc. (a)	209,800	2,874
		65,757
Health Care Equipment & Supplies - 3.2%
Integra LifeSciences Holdings Corp. (a)	243,200	12,673
Masimo Corp. (a)	75,300	18,086
Tandem Diabetes Care, Inc. (a)	162,600	13,520
TransMedics Group, Inc.	146,600	1,937
		46,216
Health Care Providers & Services - 3.8%
Andlauer Healthcare Group, Inc.	74,900	1,843
Chemed Corp.	64,000	30,625
Encompass Health Corp.	154,100	11,288
LHC Group, Inc. (a)	65,177	10,592
		54,348
Health Care Technology - 1.2%
HMS Holdings Corp. (a)	322,400	10,072
Phreesia, Inc.	272,900	8,001
		18,073
Life Sciences Tools & Services - 3.9%
10X Genomics, Inc. (a)	9,700	756
Charles River Laboratories International, Inc. (a)	137,000	24,613
ICON PLC (a)	132,600	22,336
PRA Health Sciences, Inc. (a)	85,500	8,849
		56,554
Pharmaceuticals - 1.2%
Arvinas Holding Co. LLC (a)	67,400	2,242
Horizon Pharma PLC (a)	212,700	10,790
IMARA, Inc.	57,734	1,934
Nektar Therapeutics (a)	116,500	2,528
		17,494

TOTAL HEALTH CARE		258,442

INDUSTRIALS - 17.9%
Aerospace & Defense - 0.5%
Vectrus, Inc. (a)	127,297	6,991
Building Products - 1.8%
Armstrong World Industries, Inc.	123,900	9,341
Masonite International Corp. (a)	70,800	4,700
Patrick Industries, Inc.	242,164	12,561
		26,602
Commercial Services & Supplies - 1.4%
Tetra Tech, Inc.	257,800	20,340
Construction & Engineering - 0.7%
EMCOR Group, Inc.	153,200	9,736
Electrical Equipment - 2.7%
Atkore International Group, Inc. (a)	509,000	13,662
Generac Holdings, Inc. (a)	236,400	26,304
		39,966
Machinery - 6.5%
Douglas Dynamics, Inc.	268,407	9,808
ESCO Technologies, Inc.	130,300	10,764
ITT, Inc.	302,700	17,466
Luxfer Holdings PLC sponsored	932,800	13,050
Oshkosh Corp.	281,500	20,217
Rexnord Corp.	400,000	12,040
SPX Flow, Inc. (a)	298,324	10,316
		93,661
Professional Services - 3.7%
ASGN, Inc. (a)	297,200	18,305
FTI Consulting, Inc. (a)(b)	166,000	19,996
ICF International, Inc.	233,979	15,344
		53,645
Trading Companies & Distributors - 0.6%
GMS, Inc. (a)	452,218	9,266

TOTAL INDUSTRIALS		260,207

INFORMATION TECHNOLOGY - 19.7%
Electronic Equipment & Components - 5.0%
CDW Corp.	135,400	15,017
ePlus, Inc. (a)	182,489	13,451
Insight Enterprises, Inc. (a)	245,572	12,588
Napco Security Technolgies, Inc. (a)(b)	407,451	9,257
SYNNEX Corp.	206,941	22,070
		72,383
IT Services - 6.2%
Booz Allen Hamilton Holding Corp. Class A	229,900	18,337
Endava PLC ADR (a)	121,308	5,832
Euronet Worldwide, Inc. (a)	67,400	6,385
Genpact Ltd.	489,400	17,594
Hackett Group, Inc.	172,240	2,375
KBR, Inc.	520,200	12,199
Maximus, Inc.	128,900	9,283
Repay Holdings Corp. (a)(b)	746,860	17,208
		89,213
Semiconductors & Semiconductor Equipment - 2.6%
Entegris, Inc.	260,600	15,605
Onto Innovation, Inc. (a)	361,600	11,239
Synaptics, Inc. (a)(b)	176,250	11,231
		38,075
Software - 5.9%
Everbridge, Inc. (a)	91,700	13,412
Five9, Inc. (a)	140,300	14,619
j2 Global, Inc. (b)	222,900	17,453
Pegasystems, Inc.	99,800	9,493
Pluralsight, Inc. (a)	431,600	8,990
Proofpoint, Inc. (a)	98,800	11,487
RealPage, Inc. (a)	99,209	6,728
Zensar Technologies Ltd.	3,219,311	3,698
		85,880

TOTAL INFORMATION TECHNOLOGY		285,551

MATERIALS - 3.9%
Chemicals - 2.0%
Ashland Global Holdings, Inc.	154,800	10,396
Element Solutions, Inc. (a)	1,721,600	18,748
		29,144
Construction Materials - 0.7%
Eagle Materials, Inc.	153,800	10,268
Containers & Packaging - 1.2%
Aptargroup, Inc.	156,600	17,444

TOTAL MATERIALS		56,856

REAL ESTATE - 3.8%
Equity Real Estate Investment Trusts (REITs) - 2.5%
Americold Realty Trust	472,600	16,877
CoreSite Realty Corp.	80,300	10,023
EPR Properties	158,900	5,016
Essential Properties Realty Trust, Inc.	351,901	4,800
		36,716
Real Estate Management & Development - 1.3%
CBRE Group, Inc. (a)	156,800	6,896
Cushman & Wakefield PLC (a)	1,117,500	11,454
		18,350

TOTAL REAL ESTATE		55,066

UTILITIES - 2.0%
Electric Utilities - 0.6%
Portland General Electric Co.	197,900	9,323
Gas Utilities - 0.7%
Star Gas Partners LP	1,356,200	10,714
Multi-Utilities - 0.7%
Telecom Plus PLC	539,026	9,666

TOTAL UTILITIES		29,703

TOTAL COMMON STOCKS
(Cost $1,233,459)		1,425,336

Money Market Funds - 8.0%
Fidelity Cash Central Fund 0.11% (d)	9,572,057	9,574
Fidelity Securities Lending Cash Central Fund 0.10% (d)(e)	106,344,451	106,355
TOTAL MONEY MARKET FUNDS
(Cost $115,929)		115,929

Equity Funds - 1.3%
Small Blend Funds - 1.3%
iShares Russell 2000 Index ETF (b)
(Cost $15,911)	132,700	18,432
TOTAL INVESTMENT IN SECURITIES - 107.5%
(Cost $1,365,299)		1,559,697
NET OTHER ASSETS (LIABILITIES) - (7.5)%		(108,782)
NET ASSETS - 100%		$1,450,915

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,506,000 or 0.5% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$48
Fidelity Securities Lending Cash Central Fund	41
Total	$89

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$43,908	$43,908	$--	$--
Consumer Discretionary	160,330	160,330	--	--
Consumer Staples	56,573	56,573	--	--
Energy	15,859	15,859	--	--
Financials	202,841	202,841	--	--
Health Care	258,442	258,442	--	--
Industrials	260,207	260,207	--	--
Information Technology	285,551	285,551	--	--
Materials	56,856	56,856	--	--
Real Estate	55,066	55,066	--	--
Utilities	29,703	29,703	--	--
Money Market Funds	115,929	115,929	--	--
Equity Funds	18,432	18,432	--	--
Total Investments in Securities:	$1,559,697	$1,559,697	$--	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.1%
United Kingdom	3.3%
Bermuda	3.0%
Ireland	2.2%
Canada	1.5%
British Virgin Islands	1.5%
Others (Individually Less Than 1%)	0.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $105,804) — See accompanying schedule: Unaffiliated issuers (cost $1,249,370)	$1,443,768
Fidelity Central Funds (cost $115,929)	115,929
Total Investment in Securities (cost $1,365,299)		$1,559,697
Receivable for investments sold		1,487
Receivable for fund shares sold		511
Dividends receivable		519
Distributions receivable from Fidelity Central Funds		11
Other receivables		2
Total assets		1,562,227
Liabilities
Payable for investments purchased	$62
Payable for fund shares redeemed	3,376
Accrued management fee	840
Distribution and service plan fees payable	339
Other affiliated payables	253
Other payables and accrued expenses	90
Collateral on securities loaned	106,352
Total liabilities		111,312
Net Assets		$1,450,915
Net Assets consist of:
Paid in capital		$1,325,500
Total accumulated earnings (loss)		125,415
Net Assets		$1,450,915
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($543,719 ÷ 25,850 shares)(a)		$21.03
Maximum offering price per share (100/94.25 of $21.03)		$22.31
Class M:
Net Asset Value and redemption price per share ($442,050 ÷ 23,220 shares)(a)		$19.04
Maximum offering price per share (100/96.50 of $19.04)		$19.73
Class C:
Net Asset Value and offering price per share ($75,785 ÷ 5,211 shares)(a)		$14.54
Class I:
Net Asset Value, offering price and redemption price per share ($326,337 ÷ 13,812 shares)		$23.63
Class Z:
Net Asset Value, offering price and redemption price per share ($63,024 ÷ 2,659 shares)		$23.70

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2020 (Unaudited)
Investment Income
Dividends		$7,019
Income from Fidelity Central Funds (including $41 from security lending)		89
Total income		7,108
Expenses
Management fee
Basic fee	$5,360
Performance adjustment	146
Transfer agent fees	1,493
Distribution and service plan fees	2,287
Accounting fees	244
Custodian fees and expenses	25
Independent trustees' fees and expenses	5
Registration fees	51
Audit	35
Legal	4
Interest	4
Miscellaneous	68
Total expenses before reductions	9,722
Expense reductions	(58)
Total expenses after reductions		9,664
Net investment income (loss)		(2,556)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(52,389)
Fidelity Central Funds	3
Foreign currency transactions	(8)
Total net realized gain (loss)		(52,394)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(143,066)
Total change in net unrealized appreciation (depreciation)		(143,066)
Net gain (loss)		(195,460)
Net increase (decrease) in net assets resulting from operations		$(198,016)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2020 (Unaudited)	Year ended November 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(2,556)	$(3,037)
Net realized gain (loss)	(52,394)	73,344
Change in net unrealized appreciation (depreciation)	(143,066)	155,042
Net increase (decrease) in net assets resulting from operations	(198,016)	225,349
Distributions to shareholders	(70,605)	(233,679)
Share transactions - net increase (decrease)	(122,391)	(240,341)
Total increase (decrease) in net assets	(391,012)	(248,671)
Net Assets
Beginning of period	1,841,927	2,090,598
End of period	$1,450,915	$1,841,927

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Small Cap Fund Class A

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$24.25	$24.46	$29.35	$25.52	$27.56	$29.85
Income from Investment Operations
Net investment income (loss)A	(.03)	(.03)	(.04)	.03	.12B	.02C
Net realized and unrealized gain (loss)	(2.26)	2.56	(1.28)	4.18	.05	1.10
Total from investment operations	(2.29)	2.53	(1.32)	4.21	.17	1.12
Distributions from net investment income	–	–	–	(.08)	–	–
Distributions from net realized gain	(.93)	(2.74)	(3.57)	(.30)	(2.21)	(3.41)
Total distributions	(.93)	(2.74)	(3.57)	(.38)	(2.21)	(3.41)
Net asset value, end of period	$21.03	$24.25	$24.46	$29.35	$25.52	$27.56
Total ReturnD,E,F	(9.90)%	13.97%	(5.18)%	16.68%	1.31%	4.17%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.22%I	.98%	.97%	1.05%	1.32%	1.26%
Expenses net of fee waivers, if any	1.21%I	.98%	.97%	1.05%	1.32%	1.26%
Expenses net of all reductions	1.21%I	.98%	.96%	1.04%	1.31%	1.25%
Net investment income (loss)	(.30)%I	(.13)%	(.13)%	.10%	.52%B	.07%C
Supplemental Data
Net assets, end of period (in millions)	$544	$654	$640	$805	$932	$1,047
Portfolio turnover rateJ	37%I	56%	74%	84%	81%	33%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.11 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .07%.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.16) %.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Small Cap Fund Class M

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$22.06	$22.58	$27.43	$23.88	$25.99	$28.40
Income from Investment Operations
Net investment income (loss)A	(.05)	(.07)	(.09)	(.03)	.07B	(.04)C
Net realized and unrealized gain (loss)	(2.04)	2.29	(1.19)	3.91	.03	1.04
Total from investment operations	(2.09)	2.22	(1.28)	3.88	.10	1.00
Distributions from net investment income	–	–	–	(.03)	–	–
Distributions from net realized gain	(.93)	(2.74)	(3.57)	(.30)	(2.21)	(3.41)
Total distributions	(.93)	(2.74)	(3.57)	(.33)	(2.21)	(3.41)
Net asset value, end of period	$19.04	$22.06	$22.58	$27.43	$23.88	$25.99
Total ReturnD,E,F	(9.97)%	13.73%	(5.42)%	16.41%	1.10%	3.93%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.45%I	1.22%	1.20%	1.28%	1.54%	1.49%
Expenses net of fee waivers, if any	1.44%I	1.22%	1.20%	1.28%	1.54%	1.49%
Expenses net of all reductions	1.44%I	1.21%	1.19%	1.27%	1.54%	1.49%
Net investment income (loss)	(.53)%I	(.36)%	(.37)%	(.13)%	.29%B	(.16)%C
Supplemental Data
Net assets, end of period (in millions)	$442	$542	$580	$734	$756	$888
Portfolio turnover rateJ	37%I	56%	74%	84%	81%	33%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.16) %.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.39) %.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Small Cap Fund Class C

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$17.11	$18.32	$23.02	$20.17	$22.44	$25.10
Income from Investment Operations
Net investment income (loss)A	(.08)	(.15)	(.18)	(.14)	(.05)B	(.16)C
Net realized and unrealized gain (loss)	(1.56)	1.68	(.95)	3.29	(.01)	.91
Total from investment operations	(1.64)	1.53	(1.13)	3.15	(.06)	.75
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(.93)	(2.74)	(3.57)	(.30)	(2.21)	(3.41)
Total distributions	(.93)	(2.74)	(3.57)	(.30)	(2.21)	(3.41)
Net asset value, end of period	$14.54	$17.11	$18.32	$23.02	$20.17	$22.44
Total ReturnD,E,F	(10.24)%	13.05%	(5.88)%	15.80%	.50%	3.38%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.03%I	1.79%	1.74%	1.81%	2.08%	2.02%
Expenses net of fee waivers, if any	2.02%I	1.79%	1.74%	1.81%	2.08%	2.02%
Expenses net of all reductions	2.02%I	1.78%	1.73%	1.80%	2.07%	2.01%
Net investment income (loss)	(1.11)%I	(.93)%	(.90)%	(.66)%	(.24)%B	(.69)%C
Supplemental Data
Net assets, end of period (in millions)	$76	$96	$196	$273	$274	$318
Portfolio turnover rateJ	37%I	56%	74%	84%	81%	33%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.69) %.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.91) %.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Small Cap Fund Class I

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$27.09	$26.89	$31.84	$27.65	$29.59	$31.80
Income from Investment Operations
Net investment income (loss)A	–B	.03	.04	.11	.20C	.10D
Net realized and unrealized gain (loss)	(2.53)	2.91	(1.42)	4.54	.07	1.18
Total from investment operations	(2.53)	2.94	(1.38)	4.65	.27	1.28
Distributions from net investment income	–	–	–	(.15)	–	(.08)
Distributions from net realized gain	(.93)	(2.74)	(3.57)	(.30)	(2.21)	(3.41)
Total distributions	(.93)	(2.74)	(3.57)	(.46)E	(2.21)	(3.49)
Net asset value, end of period	$23.63	$27.09	$26.89	$31.84	$27.65	$29.59
Total ReturnF,G	(9.74)%	14.26%	(4.93)%	17.01%	1.58%	4.46%
Ratios to Average Net AssetsH,I
Expenses before reductions	.95%J	.72%	.71%	.78%	1.05%	.99%
Expenses net of fee waivers, if any	.95%J	.72%	.71%	.78%	1.04%	.99%
Expenses net of all reductions	.94%J	.72%	.70%	.77%	1.04%	.99%
Net investment income (loss)	(.03)%J	.14%	.12%	.37%	.79%C	.34%D
Supplemental Data
Net assets, end of period (in millions)	$326	$434	$604	$758	$652	$704
Portfolio turnover rateK	37%J	56%	74%	84%	81%	33%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .34%.

 D Net investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .11%.

 E Total distributions of $.46 per share is comprised of distributions from net investment income of $.152 and distributions from net realized gain of $.304 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Small Cap Fund Class Z

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$27.15	$26.90	$31.81	$27.63	$29.53	$31.76
Income from Investment Operations
Net investment income (loss)A	.01	.07	.08	.15	.24B	.14C
Net realized and unrealized gain (loss)	(2.53)	2.92	(1.42)	4.53	.07	1.17
Total from investment operations	(2.52)	2.99	(1.34)	4.68	.31	1.31
Distributions from net investment income	–	–	–	(.20)	–	(.14)
Distributions from net realized gain	(.93)	(2.74)	(3.57)	(.30)	(2.21)	(3.41)
Total distributions	(.93)	(2.74)	(3.57)	(.50)	(2.21)	(3.54)D
Net asset value, end of period	$23.70	$27.15	$26.90	$31.81	$27.63	$29.53
Total ReturnE,F	(9.68)%	14.46%	(4.80)%	17.17%	1.73%	4.59%
Ratios to Average Net AssetsG,H
Expenses before reductions	.80%I	.57%	.56%	.63%	.89%	.84%
Expenses net of fee waivers, if any	.80%I	.57%	.56%	.63%	.89%	.84%
Expenses net of all reductions	.79%I	.57%	.55%	.62%	.89%	.84%
Net investment income (loss)	.11%I	.29%	.28%	.51%	.94%B	.48%C
Supplemental Data
Net assets, end of period (in millions)	$63	$117	$71	$57	$44	$41
Portfolio turnover rateJ	37%I	56%	74%	84%	81%	33%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .50%.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .26%.

 D Total distributions of $3.54 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $3.406 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2020
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Small Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, market discount, net operating losses and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$314,063
Gross unrealized depreciation	(126,575)
Net unrealized appreciation (depreciation)	$187,488
Tax cost	$1,372,209

The Fund elected to defer to its next fiscal year $10,650 of ordinary losses recognized during the period January 1, 2019 to November 30, 2019.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Small Cap Fund	295,297	491,959

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Class I of the Fund as compared to its benchmark index, the Russell 2000 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .70% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$709	$9
Class M	.25%	.25%	1,170	9
Class C	.75%	.25%	408	29
			$2,287	$47

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$35
Class M	5
Class C(a)	4
$44

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Effective February 1, 2020, the Board approved to change the fee for Class Z from .046% to .044%.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$587.21
Class M	438.19
Class C	108.27
Class I	339.19
Class Z	21.04
	$1,493

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Small Cap Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Small Cap Fund	$18

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Advisor Small Cap Fund	Borrower	$19,902	1.30%	$4

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $3.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Advisor Small Cap Fund	$2

During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Total fees paid by the Fund to NFS, as lending agent, amounted to $4. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $36 for the period.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $4.

In addition, during the period the investment adviser or an affiliate reimbursed the Fund $18 for an operational error which is included in the accompanying Statement of Operations.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2020	Year ended November 30, 2019
Distributions to shareholders
Class A	$24,708	$70,409
Class M	22,581	69,540
Class C	5,121	28,270
Class I	14,130	58,773
Class Z	4,065	6,687
Total	$70,605	$233,679

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2020	Year ended November 30, 2019	Six months ended May 31, 2020	Year ended November 30, 2019
Class A
Shares sold	1,192	5,398	$24,699	$117,576
Reinvestment of distributions	1,006	3,724	23,936	68,215
Shares redeemed	(3,301)	(8,332)	(69,600)	(183,112)
Net increase (decrease)	(1,103)	790	$(20,965)	$2,679
Class M
Shares sold	1,440	2,649	$26,814	$52,736
Reinvestment of distributions	1,035	4,110	22,299	68,624
Shares redeemed	(3,812)	(7,883)	(72,066)	(157,565)
Net increase (decrease)	(1,337)	(1,124)	$(22,953)	$(36,205)
Class C
Shares sold	230	637	$3,380	$9,759
Reinvestment of distributions	302	2,131	4,988	27,737
Shares redeemed	(937)	(7,879)	(13,523)	(121,637)
Net increase (decrease)	(405)	(5,111)	$(5,155)	$(84,141)
Class I
Shares sold	1,381	2,794	$32,578	$67,982
Reinvestment of distributions	491	2,665	13,113	54,406
Shares redeemed	(4,070)	(11,902)	(95,945)	(288,598)
Net increase (decrease)	(2,198)	(6,443)	$(50,254)	$(166,210)
Class Z
Shares sold	2,316	3,553	$56,520	$90,450
Reinvestment of distributions	129	290	3,452	5,933
Shares redeemed	(4,096)	(2,166)	(83,036)	(52,848)
Net increase (decrease)	(1,651)	1,677	$(23,064)	$43,535

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2019 to May 31, 2020).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2019	Ending Account Value May 31, 2020	Expenses Paid During Period-B December 1, 2019 to May 31, 2020
Class A	1.21%
Actual		$1,000.00	$901.00	$5.75
Hypothetical-C		$1,000.00	$1,018.95	$6.11
Class M	1.44%
Actual		$1,000.00	$900.30	$6.84
Hypothetical-C		$1,000.00	$1,017.80	$7.26
Class C	2.02%
Actual		$1,000.00	$897.60	$9.58
Hypothetical-C		$1,000.00	$1,014.90	$10.18
Class I	.95%
Actual		$1,000.00	$902.60	$4.52
Hypothetical-C		$1,000.00	$1,020.25	$4.80
Class Z	.80%
Actual		$1,000.00	$903.20	$3.81
Hypothetical-C		$1,000.00	$1,021.00	$4.04

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Small Cap Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes for the fund in June 2018 and July 2019. The Board will continue to monitor closely the fund's performance, taking into account the portfolio management changes.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2019, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Advisor Small Cap Fund

2019 Total Return % vs. Morningstar Small Blend and Russell 2000:

75% beaten
25% beaten
Benchmark
Class Z
Class C
2.00
0.00
-2.00
-4.00
-6.00
0.67
-0.55
-0.95
-3.31
-5.79
45.0
40.0
35.0
30.0
25.0
20.0
41.6
40.3
28.9
27.4
24.4
41.3
40.7
28.9
24.9
21.5
1 Year
3 Year
5 Year

% Beaten

Class A	80%	23%	28%
Class C	76%	15%	18%
Class I	81%	27%	31%
Class M	79%	20%	25%
Class Z	81%	29%	34%

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 (December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity Advisor Small Cap Fund

The Board noted that the comparisons for 2015 and later reflect a revised Total Mapped Group that no longer includes funds with micro-cap objectives and that FMR believes this Total Mapped Group is a more appropriate comparison because the fund does not have a micro-cap objective.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2019. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for the 12-month period ended June 30, 2019.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

ASCF-SANN-0720
1.721218.121

Fidelity Advisor® Stock Selector Mid Cap Fund

Semi-Annual Report

May 31, 2020

Includes Fidelity and Fidelity Advisor share classes

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
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Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2020

% of fund's net assets
AECOM	2.3
Sensata Technologies, Inc. PLC	1.6
First Horizon National Corp.	1.6
Masimo Corp.	1.5
Allison Transmission Holdings, Inc.	1.4
Molina Healthcare, Inc.	1.3
HD Supply Holdings, Inc.	1.3
Penumbra, Inc.	1.2
Discover Financial Services	1.2
Jeld-Wen Holding, Inc.	1.2
14.6

Top Five Market Sectors as of May 31, 2020

% of fund's net assets
Information Technology	16.2
Industrials	15.6
Financials	14.0
Consumer Discretionary	12.7
Health Care	12.0

Asset Allocation (% of fund's net assets)

As of May 31, 2020 *
Stocks and Equity Futures	97.4%
Short-Term Investments and Net Other Assets (Liabilities)	2.6%

 * Foreign investments - 11.5%

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value (000s)
COMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 0.3%
GCI Liberty, Inc. (a)	73,424	$5,080
Media - 1.5%
Discovery Communications, Inc. Class A (a)(b)	138,180	3,005
Interpublic Group of Companies, Inc.	213,051	3,645
Liberty Broadband Corp. Class A (a)	44,387	5,978
Liberty Media Corp. Liberty SiriusXM Series A (a)	114,300	4,172
Nexstar Broadcasting Group, Inc. Class A	31,700	2,641
Omnicom Group, Inc.	59,882	3,281
ViacomCBS, Inc. Class B	207,700	4,308
		27,030

TOTAL COMMUNICATION SERVICES		32,110

CONSUMER DISCRETIONARY - 12.7%
Auto Components - 2.4%
BorgWarner, Inc.	489,000	15,721
Gentex Corp.	258,100	6,824
Lear Corp.	181,000	19,195
		41,740
Automobiles - 0.4%
Harley-Davidson, Inc. (b)	358,100	7,642
Distributors - 0.9%
LKQ Corp. (a)	579,600	15,916
Diversified Consumer Services - 0.6%
H&R Block, Inc.	604,100	10,270
Hotels, Restaurants & Leisure - 0.4%
Darden Restaurants, Inc.	98,400	7,563
Household Durables - 2.8%
Lennar Corp. Class A	176,400	10,665
Mohawk Industries, Inc. (a)	132,800	12,377
NVR, Inc. (a)	3,300	10,631
Whirlpool Corp.	133,900	16,312
		49,985
Leisure Products - 0.6%
Mattel, Inc. (a)(b)	1,073,300	9,885
Multiline Retail - 0.5%
Dollar Tree, Inc. (a)	85,300	8,348
Specialty Retail - 0.7%
AutoNation, Inc. (a)	302,400	11,939
Textiles, Apparel & Luxury Goods - 3.4%
Capri Holdings Ltd. (a)	401,300	6,036
Hanesbrands, Inc. (b)	844,100	8,323
PVH Corp.	302,700	13,764
Ralph Lauren Corp. (b)	145,400	10,979
Tapestry, Inc.	1,087,500	14,790
Wolverine World Wide, Inc.	312,600	6,546
		60,438

TOTAL CONSUMER DISCRETIONARY		223,726

CONSUMER STAPLES - 3.1%
Beverages - 0.1%
Coca-Cola European Partners PLC	58,300	2,198
Food & Staples Retailing - 0.2%
U.S. Foods Holding Corp. (a)	220,000	4,211
Food Products - 1.3%
Conagra Brands, Inc.	186,327	6,482
Ingredion, Inc.	135,600	11,422
Nomad Foods Ltd. (a)	237,500	5,030
		22,934
Household Products - 1.4%
Church & Dwight Co., Inc.	57,000	4,279
Energizer Holdings, Inc.	245,600	10,777
Reynolds Consumer Products, Inc.	173,400	5,790
Spectrum Brands Holdings, Inc.	66,007	3,123
		23,969
Tobacco - 0.1%
Universal Corp.	29,600	1,304

TOTAL CONSUMER STAPLES		54,616

ENERGY - 1.3%
Energy Equipment & Services - 0.1%
Dril-Quip, Inc. (a)(b)	39,700	1,206
Oil, Gas & Consumable Fuels - 1.2%
Cimarex Energy Co.	142,900	3,755
EQT Corp.	527,300	7,034
HollyFrontier Corp.	73,400	2,308
PBF Energy, Inc. Class A	223,300	2,371
PDC Energy, Inc. (a)	116,200	1,415
WPX Energy, Inc. (a)	956,000	5,421
		22,304

TOTAL ENERGY		23,510

FINANCIALS - 13.9%
Banks - 4.7%
First Horizon National Corp. (b)	2,910,800	27,216
Huntington Bancshares, Inc.	1,530,006	13,602
Live Oak Bancshares, Inc. (b)	136,000	1,841
PacWest Bancorp	575,800	9,967
Piraeus Bank SA (a)	1,283,500	2,016
Signature Bank	160,200	16,486
Wintrust Financial Corp.	260,900	11,052
		82,180
Capital Markets - 2.7%
AllianceBernstein Holding LP	594,600	14,847
Avanza Bank Holding AB	488,803	7,169
Lazard Ltd. Class A	310,700	8,345
SEI Investments Co.	134,300	7,282
Virtu Financial, Inc. Class A	437,370	10,431
		48,074
Consumer Finance - 3.6%
Ally Financial, Inc.	201,300	3,511
Discover Financial Services	443,900	21,090
First Cash Financial Services, Inc.	95,366	6,654
OneMain Holdings, Inc.	798,114	18,620
SLM Corp.	1,895,362	14,367
		64,242
Diversified Financial Services - 0.2%
ECN Capital Corp.	933,400	3,213
Insurance - 2.1%
Fairfax Financial Holdings Ltd. (sub. vtg.)	9,900	2,750
First American Financial Corp.	323,100	16,313
Old Republic International Corp.	869,500	13,556
Talanx AG	134,800	4,734
		37,353
Thrifts & Mortgage Finance - 0.6%
Essent Group Ltd.	162,900	5,384
MGIC Investment Corp.	728,700	5,983
		11,367

TOTAL FINANCIALS		246,429

HEALTH CARE - 12.0%
Biotechnology - 1.4%
Neurocrine Biosciences, Inc. (a)	106,000	13,225
Sarepta Therapeutics, Inc. (a)	70,000	10,659
		23,884
Health Care Equipment & Supplies - 6.1%
Insulet Corp. (a)	77,000	14,520
Masimo Corp. (a)	111,000	26,661
Nanosonics Ltd. (a)	2,824,853	13,613
Nevro Corp. (a)	88,000	11,053
Penumbra, Inc. (a)	128,000	22,070
Quidel Corp. (a)	67,000	11,725
Tandem Diabetes Care, Inc. (a)	106,000	8,814
		108,456
Health Care Providers & Services - 3.3%
Centene Corp. (a)	240,000	15,900
LHC Group, Inc. (a)	114,000	18,526
Molina Healthcare, Inc. (a)	124,000	23,042
		57,468
Life Sciences Tools & Services - 0.6%
Bruker Corp.	250,600	10,846
Pharmaceuticals - 0.6%
Nektar Therapeutics (a)(b)	494,000	10,720

TOTAL HEALTH CARE		211,374

INDUSTRIALS - 15.6%
Aerospace & Defense - 0.1%
Textron, Inc.	57,200	1,771
Building Products - 1.4%
Carrier Global Corp. (a)	175,300	3,588
Jeld-Wen Holding, Inc. (a)	1,513,509	20,629
		24,217
Construction & Engineering - 4.0%
AECOM (a)	1,049,337	40,680
Arcadis NV	593,484	10,145
Fluor Corp.	169,900	1,973
Granite Construction, Inc. (b)	997,280	17,552
		70,350
Electrical Equipment - 1.6%
Sensata Technologies, Inc. PLC (a)	811,519	28,931
Machinery - 2.5%
Allison Transmission Holdings, Inc.	646,663	24,392
Colfax Corp. (a)(b)	662,607	18,593
ITT, Inc.	4,900	283
		43,268
Marine - 0.9%
A.P. Moller - Maersk A/S Series B	16,946	16,707
Professional Services - 1.1%
Nielsen Holdings PLC	1,337,999	18,585
Road & Rail - 1.7%
Knight-Swift Transportation Holdings, Inc. Class A (b)	325,000	13,523
Ryder System, Inc.	505,600	17,322
		30,845
Trading Companies & Distributors - 2.3%
HD Supply Holdings, Inc. (a)	704,119	22,328
MRC Global, Inc. (a)(b)	3,090,911	18,298
		40,626

TOTAL INDUSTRIALS		275,300

INFORMATION TECHNOLOGY - 16.2%
Electronic Equipment & Components - 4.1%
Avnet, Inc.	352,300	9,597
Belden, Inc. (b)	61,600	2,097
Cognex Corp.	297,600	16,886
Corning, Inc.	375,700	8,562
Jabil, Inc.	113,500	3,396
Trimble, Inc. (a)	509,600	19,936
TTM Technologies, Inc. (a)	466,200	5,394
Vishay Intertechnology, Inc. (b)	382,900	6,226
		72,094
IT Services - 3.7%
Akamai Technologies, Inc. (a)	29,700	3,142
Capgemini SA	124,500	12,728
ExlService Holdings, Inc. (a)	112,373	6,874
Gartner, Inc. (a)	68,400	8,324
GoDaddy, Inc. (a)	127,000	9,811
Liveramp Holdings, Inc. (a)	183,800	9,269
Twilio, Inc. Class A (a)	18,800	3,715
WEX, Inc. (a)	79,300	11,743
		65,606
Semiconductors & Semiconductor Equipment - 1.4%
Cirrus Logic, Inc. (a)	57,000	4,131
Microchip Technology, Inc.	64,600	6,203
ON Semiconductor Corp. (a)	455,100	7,505
Skyworks Solutions, Inc.	50,200	5,951
		23,790
Software - 6.7%
Anaplan, Inc. (a)	151,800	6,971
Blackbaud, Inc.	196,200	11,499
Box, Inc. Class A (a)	313,200	6,258
Ceridian HCM Holding, Inc. (a)(b)	99,400	6,846
Check Point Software Technologies Ltd.(a)	31,200	3,422
Constellation Software, Inc.	7,700	8,753
Elastic NV (a)	97,100	8,343
HubSpot, Inc. (a)	39,900	7,978
LogMeIn, Inc.	97,600	8,286
Micro Focus International PLC	594,393	2,928
Nortonlifelock, Inc.	270,700	6,167
Parametric Technology Corp. (a)	220,300	16,827
Pluralsight, Inc. (a)	386,100	8,042
RealPage, Inc. (a)	137,500	9,325
Tenable Holdings, Inc. (a)	218,100	6,820
		118,465
Technology Hardware, Storage & Peripherals - 0.3%
Western Digital Corp.	134,900	5,986

TOTAL INFORMATION TECHNOLOGY		285,941

MATERIALS - 6.2%
Chemicals - 1.9%
Ashland Global Holdings, Inc.	197,200	13,244
Axalta Coating Systems Ltd. (a)	372,500	8,608
Olin Corp.	459,300	5,525
The Chemours Co. LLC	422,700	5,542
		32,919
Construction Materials - 0.5%
Eagle Materials, Inc.	142,500	9,513
Containers & Packaging - 1.8%
Aptargroup, Inc.	172,100	19,170
Sonoco Products Co.	264,800	13,719
		32,889
Metals & Mining - 1.6%
Steel Dynamics, Inc.	530,500	14,090
Wheaton Precious Metals Corp.	328,000	14,104
		28,194
Paper & Forest Products - 0.4%
Louisiana-Pacific Corp.	284,000	6,705

TOTAL MATERIALS		110,220

REAL ESTATE - 8.8%
Equity Real Estate Investment Trusts (REITs) - 8.2%
CareTrust (REIT), Inc.	614,657	11,451
CoreSite Realty Corp.	116,100	14,492
CubeSmart	201,072	5,723
Douglas Emmett, Inc.	416,300	12,223
Duke Realty Corp.	415,974	14,343
Four Corners Property Trust, Inc.	692,472	14,971
Healthcare Realty Trust, Inc.	446,154	13,697
Highwoods Properties, Inc. (SBI)	366,600	14,030
Invitation Homes, Inc.	275,400	7,243
Mid-America Apartment Communities, Inc.	38,500	4,480
Outfront Media, Inc.	443,700	6,230
Potlatch Corp.	223,628	7,601
RLJ Lodging Trust	543,372	5,602
UDR, Inc.	213,063	7,879
VICI Properties, Inc.	292,800	5,745
		145,710
Real Estate Management & Development - 0.6%
CBRE Group, Inc. (a)	4,000	176
Cushman & Wakefield PLC (a)	603,711	6,188
The RMR Group, Inc.	138,056	3,722
		10,086

TOTAL REAL ESTATE		155,796

UTILITIES - 4.8%
Electric Utilities - 1.3%
Allete, Inc.	11,696	687
Entergy Corp.	56,400	5,743
Evergy, Inc.	28,300	1,746
IDACORP, Inc.	58,492	5,453
OGE Energy Corp.	54,900	1,719
PNM Resources, Inc.	192,600	7,862
		23,210
Gas Utilities - 1.8%
Atmos Energy Corp.	64,600	6,640
National Fuel Gas Co. (b)	153,400	6,438
New Jersey Resources Corp.	52,900	1,858
Southwest Gas Holdings, Inc.	124,400	9,448
Spire, Inc.	22,900	1,670
UGI Corp.	153,100	4,875
		30,929
Independent Power and Renewable Electricity Producers - 0.3%
Clearway Energy, Inc. Class C	233,100	5,107
Multi-Utilities - 0.9%
Black Hills Corp.	116,700	7,202
MDU Resources Group, Inc.	334,939	7,288
NiSource, Inc.	96,300	2,295
		16,785
Water Utilities - 0.5%
Essential Utilities, Inc.	183,715	8,039

TOTAL UTILITIES		84,070

TOTAL COMMON STOCKS
(Cost $1,738,917)		1,703,092

Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Banks - 0.1%
Banco BMG SA (c)
(Cost $6,408)	2,783,000	2,425
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.12% to 0.38% 6/11/20 to 8/13/20 (d)
(Cost $1,050)	1,050	1,050
	Shares	Value (000s)

Money Market Funds - 6.3%
Fidelity Cash Central Fund 0.11% (e)	50,400,151	$50,410
Fidelity Securities Lending Cash Central Fund 0.10% (e)(f)	61,446,548	61,453
TOTAL MONEY MARKET FUNDS
(Cost $111,860)		111,863
TOTAL INVESTMENT IN SECURITIES - 102.9%
(Cost $1,858,235)		1,818,430
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(50,610)
NET ASSETS - 100%		$1,767,820

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	94	June 2020	$16,566	$772	$772

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,425,000 or 0.1% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $736,000.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$250
Fidelity Securities Lending Cash Central Fund	57
Total	$307

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$32,110	$32,110	$--	$--
Consumer Discretionary	223,726	223,726	--	--
Consumer Staples	54,616	54,616	--	--
Energy	23,510	23,510	--	--
Financials	248,854	248,854	--	--
Health Care	211,374	211,374	--	--
Industrials	275,300	258,593	16,707	--
Information Technology	285,941	283,013	2,928	--
Materials	110,220	110,220	--	--
Real Estate	155,796	155,796	--	--
Utilities	84,070	84,070	--	--
U.S. Government and Government Agency Obligations	1,050	--	1,050	--
Money Market Funds	111,863	111,863	--	--
Total Investments in Securities:	$1,818,430	$1,797,745	$20,685	$--
Derivative Instruments:
Assets
Futures Contracts	$772	$772	$--	$--
Total Assets	$772	$772	$--	$--
Total Derivative Instruments:	$772	$772	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Equity Risk
Futures Contracts(a)	$772	$0
Total Equity Risk	772	0
Total Value of Derivatives	$772	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.5%
United Kingdom	3.4%
Canada	1.6%
Bermuda	1.3%
Netherlands	1.1%
Others (Individually Less Than 1%)	4.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $58,932) — See accompanying schedule: Unaffiliated issuers (cost $1,746,375)	$1,706,567
Fidelity Central Funds (cost $111,860)	111,863
Total Investment in Securities (cost $1,858,235)		$1,818,430
Receivable for investments sold		34,108
Receivable for fund shares sold		662
Dividends receivable		2,763
Distributions receivable from Fidelity Central Funds		14
Other receivables		9
Total assets		1,855,986
Liabilities
Payable to custodian bank	$606
Payable for investments purchased	23,496
Payable for fund shares redeemed	1,106
Accrued management fee	838
Distribution and service plan fees payable	290
Payable for daily variation margin on futures contracts	25
Other affiliated payables	272
Other payables and accrued expenses	87
Collateral on securities loaned	61,446
Total liabilities		88,166
Net Assets		$1,767,820
Net Assets consist of:
Paid in capital		$1,837,023
Total accumulated earnings (loss)		(69,203)
Net Assets		$1,767,820
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($506,288 ÷ 17,099.69 shares)(a)		$29.61
Maximum offering price per share (100/94.25 of $29.61)		$31.42
Class M:
Net Asset Value and redemption price per share ($429,751 ÷ 14,401.09 shares)(a)		$29.84
Maximum offering price per share (100/96.50 of $29.84)		$30.92
Class C:
Net Asset Value and offering price per share ($26,654 ÷ 1,007.55 shares)(a)		$26.45
Fidelity Stock Selector Mid Cap Fund:
Net Asset Value, offering price and redemption price per share ($288,119 ÷ 9,215.09 shares)		$31.27
Class I:
Net Asset Value, offering price and redemption price per share ($259,208 ÷ 8,267.52 shares)		$31.35
Class Z:
Net Asset Value, offering price and redemption price per share ($257,800 ÷ 8,235.76 shares)		$31.30

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2020 (Unaudited)
Investment Income
Dividends		$17,841
Special dividends		5,174
Interest		4
Income from Fidelity Central Funds (including $57 from security lending)		307
Total income		23,326
Expenses
Management fee
Basic fee	$4,999
Performance adjustment	1,395
Transfer agent fees	1,567
Distribution and service plan fees	2,003
Accounting fees	287
Custodian fees and expenses	23
Independent trustees' fees and expenses	6
Registration fees	78
Audit	37
Legal	10
Miscellaneous	54
Total expenses before reductions	10,459
Expense reductions	(99)
Total expenses after reductions		10,360
Net investment income (loss)		12,966
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(30,244)
Foreign currency transactions	(8)
Futures contracts	(3,543)
Total net realized gain (loss)		(33,795)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(288,157)
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	1
Futures contracts	621
Total change in net unrealized appreciation (depreciation)		(287,536)
Net gain (loss)		(321,331)
Net increase (decrease) in net assets resulting from operations		$(308,365)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2020 (Unaudited)	Year ended November 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,966	$15,414
Net realized gain (loss)	(33,795)	72,632
Change in net unrealized appreciation (depreciation)	(287,536)	147,761
Net increase (decrease) in net assets resulting from operations	(308,365)	235,807
Distributions to shareholders	(85,310)	(314,397)
Share transactions - net increase (decrease)	40,666	218,415
Total increase (decrease) in net assets	(353,009)	139,825
Net Assets
Beginning of period	2,120,829	1,981,004
End of period	$1,767,820	$2,120,829

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Stock Selector Mid Cap Fund Class A

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$36.07	$39.28	$39.74	$33.13	$32.01	$31.80
Income from Investment Operations
Net investment income (loss)A	.21B	.25	.26	.13	.20	.08
Net realized and unrealized gain (loss)	(5.19)	2.80C	1.04	6.68	1.49	.13
Total from investment operations	(4.98)	3.05	1.30	6.81	1.69	.21
Distributions from net investment income	(.21)	(.25)	(.11)	(.19)	(.04)	–
Distributions from net realized gain	(1.27)	(6.01)	(1.65)	(.01)	(.53)	–
Total distributions	(1.48)	(6.26)	(1.76)	(.20)	(.57)	–
Net asset value, end of period	$29.61	$36.07	$39.28	$39.74	$33.13	$32.01
Total ReturnD,E,F	(14.49)%	12.13%C	3.36%	20.64%	5.49%	.66%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.17%I	1.14%	.93%	.87%	.88%	.98%
Expenses net of fee waivers, if any	1.17%I	1.14%	.92%	.87%	.88%	.98%
Expenses net of all reductions	1.16%I	1.14%	.91%	.86%	.88%	.97%
Net investment income (loss)	1.33%B,I	.75%	.64%	.36%	.64%	.24%
Supplemental Data
Net assets, end of period (in millions)	$506	$623	$532	$564	$546	$593
Portfolio turnover rateJ	89%I	57%	81%	84%	98%	109%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this non-recurring dividend the ratio of net investment income (loss) to average net assets would have been .78%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.06 per share. Excluding these litigation proceeds, the total return would have been 11.95%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Stock Selector Mid Cap Fund Class M

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$36.30	$39.43	$39.89	$33.25	$32.16	$32.02
Income from Investment Operations
Net investment income (loss)A	.17B	.17	.16	.04	.13	–
Net realized and unrealized gain (loss)	(5.24)	2.85C	1.04	6.71	1.49	.14
Total from investment operations	(5.07)	3.02	1.20	6.75	1.62	.14
Distributions from net investment income	(.12)	(.14)	(.01)	(.11)	–	–
Distributions from net realized gain	(1.27)	(6.01)	(1.65)	(.01)	(.53)	–
Total distributions	(1.39)	(6.15)	(1.66)	(.11)D	(.53)	–
Net asset value, end of period	$29.84	$36.30	$39.43	$39.89	$33.25	$32.16
Total ReturnE,F,G	(14.61)%	11.88%C	3.10%	20.37%	5.22%	.44%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.41%J	1.38%	1.17%	1.11%	1.12%	1.22%
Expenses net of fee waivers, if any	1.41%J	1.38%	1.17%	1.11%	1.12%	1.21%
Expenses net of all reductions	1.40%J	1.38%	1.15%	1.10%	1.11%	1.21%
Net investment income (loss)	1.09%B,J	.51%	.39%	.11%	.41%	.01%
Supplemental Data
Net assets, end of period (in millions)	$430	$544	$536	$606	$591	$681
Portfolio turnover rateK	89%J	57%	81%	84%	98%	109%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this non-recurring dividend the ratio of net investment income (loss) to average net assets would have been .54%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.06 per share. Excluding these litigation proceeds, the total return would have been 11.70%.

 D Total distributions of $.11 per share is comprised of distributions from net investment income of $.106 and distributions from net realized gain of $.006 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Stock Selector Mid Cap Fund Class C

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$32.15	$35.67	$36.25	$30.28	$29.48	$29.51
Income from Investment Operations
Net investment income (loss)A	.08B	(.01)	(.05)	(.13)	(.03)	(.15)
Net realized and unrealized gain (loss)	(4.67)	2.46C	.96	6.10	1.36	.12
Total from investment operations	(4.59)	2.45	.91	5.97	1.33	(.03)
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(1.11)	(5.97)	(1.49)	–	(.53)	–
Total distributions	(1.11)	(5.97)	(1.49)	–	(.53)	–
Net asset value, end of period	$26.45	$32.15	$35.67	$36.25	$30.28	$29.48
Total ReturnD,E,F	(14.85)%	11.27%C	2.59%	19.72%	4.71%	(.10)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.96%I	1.93%	1.69%	1.63%	1.63%	1.74%
Expenses net of fee waivers, if any	1.96%I	1.93%	1.69%	1.63%	1.63%	1.73%
Expenses net of all reductions	1.95%I	1.93%	1.67%	1.62%	1.63%	1.73%
Net investment income (loss)	.54%B,I	(.04)%	(.12)%	(.40)%	(.11)%	(.51)%
Supplemental Data
Net assets, end of period (in millions)	$27	$35	$114	$142	$140	$155
Portfolio turnover rateJ	89%I	57%	81%	84%	98%	109%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this non-recurring dividend the ratio of net investment income (loss) to average net assets would have been (.01) %.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been 11.09%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Stock Selector Mid Cap Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$38.00	$41.00	$41.43	$34.53	$33.34	$33.14
Income from Investment Operations
Net investment income (loss)A	.26B	.34	.33	.20	.28	.16
Net realized and unrealized gain (loss)	(5.48)	2.99C	1.09	6.96	1.55	.14
Total from investment operations	(5.22)	3.33	1.42	7.16	1.83	.30
Distributions from net investment income	(.24)	(.32)	(.20)	(.26)	(.12)	(.10)
Distributions from net realized gain	(1.27)	(6.01)	(1.65)	(.01)	(.53)	–
Total distributions	(1.51)	(6.33)	(1.85)	(.26)D	(.64)E	(.10)
Net asset value, end of period	$31.27	$38.00	$41.00	$41.43	$34.53	$33.34
Total ReturnF,G	(14.39)%	12.38%C	3.53%	20.87%	5.73%	.90%
Ratios to Average Net AssetsH,I
Expenses before reductions	.92%J	.94%	.77%	.70%	.64%	.75%
Expenses net of fee waivers, if any	.92%J	.94%	.76%	.70%	.64%	.74%
Expenses net of all reductions	.91%J	.94%	.75%	.69%	.63%	.74%
Net investment income (loss)	1.58%B,J	.95%	.80%	.53%	.89%	.48%
Supplemental Data
Net assets, end of period (in millions)	$288	$362	$502	$545	$222	$486
Portfolio turnover rateK	89%J	57%	81%	84%	98%	109%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this non-recurring dividend the ratio of net investment income (loss) to average net assets would have been 1.02%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.06 per share. Excluding these litigation proceeds, the total return would have been 12.20%.

 D Total distributions of $.26 per share is comprised of distributions from net investment income of $.255 and distributions from net realized gain of $.006 per share.

 E Total distributions of $.64 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.529 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Stock Selector Mid Cap Fund Class I

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$38.15	$41.11	$41.51	$34.60	$33.39	$33.22
Income from Investment Operations
Net investment income (loss)A	.26B	.35	.36	.23	.28	.13
Net realized and unrealized gain (loss)	(5.50)	3.01C	1.10	6.96	1.56	.14
Total from investment operations	(5.24)	3.36	1.46	7.19	1.84	.27
Distributions from net investment income	(.29)	(.31)	(.21)	(.27)	(.11)	(.10)
Distributions from net realized gain	(1.27)	(6.01)	(1.65)	(.01)	(.53)	–
Total distributions	(1.56)	(6.32)	(1.86)	(.28)	(.63)D	(.10)
Net asset value, end of period	$31.35	$38.15	$41.11	$41.51	$34.60	$33.39
Total ReturnE,F	(14.42)%	12.41%C	3.62%	20.92%	5.75%	.80%
Ratios to Average Net AssetsG,H
Expenses before reductions	.93%I	.91%	.69%	.63%	.64%	.83%
Expenses net of fee waivers, if any	.93%I	.91%	.69%	.63%	.64%	.83%
Expenses net of all reductions	.92%I	.91%	.67%	.62%	.64%	.82%
Net investment income (loss)	1.57%B,I	.98%	.87%	.60%	.88%	.39%
Supplemental Data
Net assets, end of period (in millions)	$259	$312	$279	$683	$523	$479
Portfolio turnover rateJ	89%I	57%	81%	84%	98%	109%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this non-recurring dividend the ratio of net investment income (loss) to average net assets would have been 1.02%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.06 per share. Excluding these litigation proceeds, the total return would have been 12.23%.

 D Total distributions of $.63 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.529 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Stock Selector Mid Cap Fund Class Z

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$38.12	$41.15	$41.57	$35.79
Income from Investment Operations
Net investment income (loss)B	.28C	.41	.43	.23
Net realized and unrealized gain (loss)	(5.48)	2.99D	1.08	5.55
Total from investment operations	(5.20)	3.40	1.51	5.78
Distributions from net investment income	(.35)	(.42)	(.28)	–
Distributions from net realized gain	(1.27)	(6.01)	(1.65)	–
Total distributions	(1.62)	(6.43)	(1.93)	–
Net asset value, end of period	$31.30	$38.12	$41.15	$41.57
Total ReturnE,F	(14.34)%	12.59%D	3.75%	16.15%
Ratios to Average Net AssetsG,H
Expenses before reductions	.78%I	.75%	.53%	.48%I
Expenses net of fee waivers, if any	.78%I	.75%	.53%	.47%I
Expenses net of all reductions	.77%I	.75%	.52%	.46%I
Net investment income (loss)	1.72%C,I	1.14%	1.03%	.69%I
Supplemental Data
Net assets, end of period (in millions)	$258	$245	$18	$9
Portfolio turnover rateJ	89%I	57%	81%	84%

 A For the period February 1, 2017 (commencement of sale of shares) to November 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this non-recurring dividend the ratio of net investment income (loss) to average net assets would have been 1.17%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.06 per share. Excluding these litigation proceeds, the total return would have been 12.41%.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2020
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Stock Selector Mid Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Stock Selector Mid Cap Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$219,185
Gross unrealized depreciation	(274,297)
Net unrealized appreciation (depreciation)	$(55,112)
Tax cost	$1,874,314

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Stock Selector Mid Cap Fund	822,452	830,752

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Class I of the Fund as compared to its benchmark index, the S&P MidCap 400 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .68% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$674	$13
Class M	.25%	.25%	1,179	18
Class C	.75%	.25%	150	15
			$2,003	$46

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$31
Class M	7
Class C(a)	2
$40

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Effective February 1, 2020, the Board approved to change the fee for Class Z from .046% to .044%.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$501.19
Class M	411.17
Class C	33.22
Fidelity Stock Selector Mid Cap Fund	300.19
Class I	271.20
Class Z	51.04
	$1,567

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Stock Selector Mid Cap Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Stock Selector Mid Cap Fund	$26

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $2.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Advisor Stock Selector Mid Cap Fund	$3

During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Total fees paid by the Fund to NFS, as lending agent, amounted to $6. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $84 for the period.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $4.

In addition, during the period the investment adviser or an affiliate reimbursed the Fund $11 for an operational error which is included in the accompanying Statement of Operations.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2020	Year ended November 30, 2019
Distributions to shareholders
Class A	$25,261	$84,647
Class M	20,788	83,088
Class C	1,203	18,993
Fidelity Stock Selector Mid Cap Fund	14,538	82,532
Class I	12,973	42,535
Class Z	10,547	2,602
Total	$85,310	$314,397

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2020	Year ended November 30, 2019	Six months ended May 31, 2020	Year ended November 30, 2019
Class A
Shares sold	1,069	3,779	$31,943	$125,147
Reinvestment of distributions	663	2,756	23,541	78,073
Shares redeemed	(1,905)	(2,815)	(58,263)	(93,979)
Net increase (decrease)	(173)	3,720	$(2,779)	$109,241
Class M
Shares sold	762	1,917	$24,334	$63,921
Reinvestment of distributions	565	2,831	20,270	80,879
Shares redeemed	(1,904)	(3,357)	(58,098)	(113,233)
Net increase (decrease)	(577)	1,391	$(13,494)	$31,567
Class C
Shares sold	106	276	$2,918	$8,212
Reinvestment of distributions	37	737	1,171	18,739
Shares redeemed	(231)	(3,110)	(6,102)	(92,128)
Net increase (decrease)	(88)	(2,097)	$(2,013)	$(65,177)
Fidelity Stock Selector Mid Cap Fund
Shares sold	1,035	4,085	$34,727	$146,301
Reinvestment of distributions	376	2,719	14,097	81,003
Shares redeemed	(1,712)	(9,537)	(52,776)	(335,660)
Net increase (decrease)	(301)	(2,733)	$(3,952)	$(108,356)
Class I
Shares sold	1,080	2,002	$34,527	$69,438
Reinvestment of distributions	334	1,375	12,548	41,120
Shares redeemed	(1,325)	(1,982)	(43,022)	(69,771)
Net increase (decrease)	89	1,395	$4,053	$40,787
Class Z
Shares sold	2,344	6,216	$73,463	$219,042
Reinvestment of distributions	277	76	10,383	2,264
Shares redeemed	(818)	(297)	(24,995)	(10,953)
Net increase (decrease)	1,803	5,995	$58,851	$210,353

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2019 to May 31, 2020).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2019	Ending Account Value May 31, 2020	Expenses Paid During Period-B December 1, 2019 to May 31, 2020
Class A	1.17%
Actual		$1,000.00	$855.10	$5.43
Hypothetical-C		$1,000.00	$1,019.15	$5.91
Class M	1.41%
Actual		$1,000.00	$853.90	$6.53
Hypothetical-C		$1,000.00	$1,017.95	$7.11
Class C	1.96%
Actual		$1,000.00	$851.50	$9.07
Hypothetical-C		$1,000.00	$1,015.20	$9.87
Fidelity Stock Selector Mid Cap Fund	.92%
Actual		$1,000.00	$856.10	$4.27
Hypothetical-C		$1,000.00	$1,020.40	$4.65
Class I	.93%
Actual		$1,000.00	$855.80	$4.31
Hypothetical-C		$1,000.00	$1,020.35	$4.70
Class Z	.78%
Actual		$1,000.00	$856.60	$3.62
Hypothetical-C		$1,000.00	$1,021.10	$3.94

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Stock Selector Mid Cap Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in April 2017. The Board will continue to monitor closely the fund's performance, taking into account the portfolio management change.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2019, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Advisor Stock Selector Mid Cap Fund

2019 Total Return % vs. Morningstar Mid-Cap Blend and S&P MidCap 400:

75% beaten
25% beaten
Benchmark
Class I
Class C
8.00
6.00
4.00
2.00
0.00
-2.00
6.44
4.42
3.40
1.36
-0.20
1 Year
50.0
45.0
40.0
35.0
30.0
25.0
46.1
41.8
40.3
36.4
26.8
3 Year
50.0
45.0
40.0
35.0
30.0
25.0
20.0
47.1
46.2
43.8
39.3
23.9
5 Year

% Beaten

	1 Year	3 Year	5 Year
Retail Class	62%	90%	80%
Class A	60%	89%	71%
Class C	56%	79%	54%
Class I	63%	91%	80%
Class M	58%	85%	65%
Class Z	64%	-	-

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 (December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity Advisor Stock Selector Mid Cap Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2019. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class C, Class I, Class Z, and the retail class ranked below the competitive median for the 12-month period ended June 30, 2019 and the total expense ratio of Class M ranked above the competitive median for the 12-month period ended June 30, 2019. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class M was above the competitive median primarily because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived to retirement plans and intermediary wrap programs where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans and wrap programs. The Board noted that, when compared with competitor funds that charge a 0.50% 12b-1 fee, the total expense ratio of Class M is below median. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

MC-SANN-0720
1.704677.122

Fidelity Advisor® Large Cap Fund

Semi-Annual Report

May 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2020

% of fund's net assets
Microsoft Corp.	6.9
General Electric Co.	4.6
Exxon Mobil Corp.	4.0
Comcast Corp. Class A	3.9
Altria Group, Inc.	3.6
Apple, Inc.	3.2
Bank of America Corp.	3.0
Wells Fargo & Co.	2.7
Bristol-Myers Squibb Co.	2.7
Qualcomm, Inc.	2.2
36.8

Top Five Market Sectors as of May 31, 2020

% of fund's net assets
Health Care	21.2
Information Technology	19.4
Financials	15.9
Industrials	12.2
Communication Services	7.9

Asset Allocation (% of fund's net assets)

As of May 31, 2020 *
Stocks	99.4%
Other Investments	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	0.4%

 * Foreign investments - 11.3%

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
COMMUNICATION SERVICES - 7.9%
Diversified Telecommunication Services - 0.9%
Verizon Communications, Inc.	128,176	$7,354,739
Entertainment - 2.0%
Activision Blizzard, Inc.	52,511	3,779,742
Electronic Arts, Inc. (a)	26,303	3,232,113
The Walt Disney Co.	34,575	4,055,648
Vivendi SA	235,634	5,387,852
		16,455,355
Interactive Media & Services - 0.7%
Alphabet, Inc.:
Class A (a)	1,234	1,768,964
Class C (a)	1,162	1,660,405
ANGI Homeservices, Inc. Class A (a)	28,300	307,055
Match Group, Inc. (a)(b)	24,800	2,208,192
		5,944,616
Media - 4.3%
Comcast Corp. Class A	800,223	31,688,831
Discovery Communications, Inc. Class A (a)	44,537	968,680
Interpublic Group of Companies, Inc.	151,220	2,587,374
		35,244,885

TOTAL COMMUNICATION SERVICES		64,999,595

CONSUMER DISCRETIONARY - 5.0%
Auto Components - 0.5%
BorgWarner, Inc.	124,616	4,006,404
Automobiles - 0.6%
General Motors Co.	182,200	4,715,336
Distributors - 0.2%
LKQ Corp. (a)	56,602	1,554,291
Hotels, Restaurants & Leisure - 0.2%
Starbucks Corp.	25,100	1,957,549
Household Durables - 1.1%
Mohawk Industries, Inc. (a)	45,906	4,278,439
Whirlpool Corp.	38,434	4,682,030
		8,960,469
Internet & Direct Marketing Retail - 0.9%
Expedia, Inc.	8,900	707,372
Ocado Group PLC (a)	46,600	1,260,942
The Booking Holdings, Inc. (a)	3,359	5,506,812
		7,475,126
Specialty Retail - 1.2%
Lowe's Companies, Inc.	76,530	9,975,686
Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc. Class B	24,600	2,425,068
Tapestry, Inc.	19,446	264,466
		2,689,534

TOTAL CONSUMER DISCRETIONARY		41,334,395

CONSUMER STAPLES - 7.9%
Beverages - 1.3%
Anheuser-Busch InBev SA NV ADR (b)	18,400	862,592
Diageo PLC sponsored ADR	15,200	2,137,272
The Coca-Cola Co.	165,581	7,729,321
		10,729,185
Food & Staples Retailing - 1.5%
Performance Food Group Co. (a)	37,000	986,050
Sysco Corp.	83,000	4,578,280
Walmart, Inc.	50,995	6,326,440
		11,890,770
Household Products - 0.6%
Colgate-Palmolive Co.	3,100	224,223
Energizer Holdings, Inc.	2,100	92,148
Procter & Gamble Co.	27,451	3,182,120
Spectrum Brands Holdings, Inc.	31,167	1,474,822
		4,973,313
Personal Products - 0.1%
Unilever NV	19,800	1,023,223
Tobacco - 4.4%
Altria Group, Inc.	743,380	29,028,989
British American Tobacco PLC sponsored ADR	170,847	6,847,548
		35,876,537

TOTAL CONSUMER STAPLES		64,493,028

ENERGY - 7.5%
Energy Equipment & Services - 0.1%
Subsea 7 SA	71,200	408,709
Oil, Gas & Consumable Fuels - 7.4%
Cenovus Energy, Inc. (Canada)	1,653,062	7,203,669
Equinor ASA sponsored ADR	577,375	8,423,901
Exxon Mobil Corp.	710,368	32,300,433
Hess Corp.	227,435	10,796,339
Kosmos Energy Ltd.	621,084	1,130,373
Total SA sponsored ADR	28,900	1,086,062
		60,940,777

TOTAL ENERGY		61,349,486

FINANCIALS - 15.9%
Banks - 10.1%
Bank of America Corp.	1,031,714	24,884,942
JPMorgan Chase & Co.	126,018	12,262,812
M&T Bank Corp.	11,828	1,249,746
PNC Financial Services Group, Inc.	78,541	8,956,816
Truist Financial Corp.	213,627	7,857,201
U.S. Bancorp	150,890	5,365,648
Wells Fargo & Co.	844,503	22,353,994
		82,931,159
Capital Markets - 3.5%
Cboe Global Markets, Inc.	4,001	425,946
KKR & Co. LP	128,891	3,576,725
Morgan Stanley	83,925	3,709,485
Northern Trust Corp.	126,591	10,001,955
Raymond James Financial, Inc.	19,462	1,348,327
State Street Corp.	164,819	10,047,366
		29,109,804
Consumer Finance - 0.4%
Discover Financial Services	68,100	3,235,431
Encore Capital Group, Inc. (a)	400	12,708
		3,248,139
Diversified Financial Services - 0.6%
KKR Renaissance Co-Invest LP unit (a)(c)	14,257	4,870,215
Insurance - 0.3%
Chubb Ltd.	16,395	1,999,206
The Travelers Companies, Inc.	6,700	716,766
		2,715,972
Thrifts & Mortgage Finance - 1.0%
MGIC Investment Corp.	152,476	1,251,828
Radian Group, Inc.	412,031	6,543,052
		7,794,880

TOTAL FINANCIALS		130,670,169

HEALTH CARE - 21.2%
Biotechnology - 2.7%
AbbVie, Inc.	24,326	2,254,290
ADC Therapeutics SA (a)	9,319	344,337
Alexion Pharmaceuticals, Inc. (a)	62,656	7,512,454
Alnylam Pharmaceuticals, Inc. (a)	12,619	1,706,972
Amgen, Inc.	8,652	1,987,364
Crinetics Pharmaceuticals, Inc. (a)	19,500	318,630
Gritstone Oncology, Inc. (a)	50,240	324,550
Heron Therapeutics, Inc. (a)	12,316	224,398
Insmed, Inc. (a)	85,786	2,083,742
Intercept Pharmaceuticals, Inc. (a)(b)	66,750	4,823,355
United Therapeutics Corp. (a)	3,400	401,030
		21,981,122
Health Care Equipment & Supplies - 1.3%
Becton, Dickinson & Co.	12,897	3,184,656
Boston Scientific Corp. (a)	186,226	7,074,726
Intuitive Surgical, Inc. (a)	1,200	696,036
		10,955,418
Health Care Providers & Services - 8.3%
AmerisourceBergen Corp.	42,879	4,088,084
Cardinal Health, Inc.	110,582	6,047,730
Centene Corp. (a)	18,800	1,245,500
Cigna Corp.	70,903	13,990,580
Covetrus, Inc. (a)(b)	36,821	562,625
CVS Health Corp.	238,698	15,651,428
McKesson Corp.	73,306	11,631,463
UnitedHealth Group, Inc.	47,599	14,510,555
		67,727,965
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	114,062	89,847
Pharmaceuticals - 8.9%
Bayer AG	206,966	14,148,112
Bristol-Myers Squibb Co.	367,017	21,918,255
Elanco Animal Health, Inc. (a)	27,000	578,070
GlaxoSmithKline PLC sponsored ADR	351,438	14,732,281
Johnson & Johnson	120,384	17,907,120
Sanofi SA sponsored ADR	59,400	2,917,134
TherapeuticsMD, Inc. (a)(b)	573,652	648,227
		72,849,199

TOTAL HEALTH CARE		173,603,551

INDUSTRIALS - 12.2%
Aerospace & Defense - 0.9%
Airbus Group NV	10,300	658,242
General Dynamics Corp.	15,129	2,221,391
Huntington Ingalls Industries, Inc.	10,119	2,022,687
Raytheon Technologies Corp.	11,992	773,724
Safran SA	6,800	655,240
The Boeing Co.	5,367	782,777
		7,114,061
Air Freight & Logistics - 2.4%
FedEx Corp.	36,092	4,712,172
United Parcel Service, Inc. Class B	140,563	14,015,537
XPO Logistics, Inc. (a)	11,299	890,474
		19,618,183
Airlines - 0.1%
Ryanair Holdings PLC sponsored ADR (a)	8,300	595,691
Building Products - 0.0%
Johnson Controls International PLC	14,200	446,022
Commercial Services & Supplies - 0.1%
IAA Spinco, Inc. (a)	12,800	524,800
Electrical Equipment - 1.0%
Acuity Brands, Inc.	19,556	1,684,749
Hubbell, Inc. Class B	14,285	1,748,770
Vertiv Holdings Co. (a)	28,700	365,351
Vertiv Holdings LLC (c)	350,000	4,455,500
		8,254,370
Industrial Conglomerates - 4.9%
3M Co.	14,659	2,293,254
General Electric Co.	5,800,508	38,109,338
		40,402,592
Machinery - 1.0%
Cummins, Inc.	7,000	1,187,200
Flowserve Corp.	56,419	1,472,536
Fortive Corp.	21,000	1,280,580
Otis Worldwide Corp.	21,096	1,110,704
Stanley Black & Decker, Inc.	9,900	1,241,955
Westinghouse Air Brake Co.	32,545	1,987,523
		8,280,498
Professional Services - 0.3%
Acacia Research Corp. (a)	36,900	95,571
RELX PLC (London Stock Exchange)	95,348	2,206,136
		2,301,707
Road & Rail - 1.5%
J.B. Hunt Transport Services, Inc.	24,615	2,945,677
Knight-Swift Transportation Holdings, Inc. Class A (b)	165,158	6,872,224
Lyft, Inc. (a)	37,716	1,179,002
Ryder System, Inc.	41,600	1,425,216
		12,422,119
Trading Companies & Distributors - 0.0%
Beijer Ref AB (B Shares)	5,900	174,698

TOTAL INDUSTRIALS		100,134,741

INFORMATION TECHNOLOGY - 19.4%
Communications Equipment - 0.5%
Cisco Systems, Inc.	75,044	3,588,604
IT Services - 3.2%
Gartner, Inc. (a)	9,900	1,204,830
Genpact Ltd.	43,200	1,553,040
IBM Corp.	11,600	1,448,840
MasterCard, Inc. Class A	9,215	2,772,701
Twilio, Inc. Class A (a)	4,300	849,680
Unisys Corp. (a)	150,162	1,705,840
Visa, Inc. Class A	85,927	16,776,387
		26,311,318
Semiconductors & Semiconductor Equipment - 2.7%
Analog Devices, Inc.	8,718	984,698
Applied Materials, Inc.	28,416	1,596,411
Lam Research Corp.	1,500	410,505
Marvell Technology Group Ltd.	31,201	1,017,777
NVIDIA Corp.	407	144,493
Qualcomm, Inc.	223,101	18,044,409
		22,198,293
Software - 9.8%
Autodesk, Inc. (a)	17,841	3,753,390
Dynatrace, Inc.	21,165	814,218
Elastic NV (a)	21,300	1,830,096
Microsoft Corp.	309,253	56,670,611
Oracle Corp.	71,528	3,846,061
Parametric Technology Corp. (a)	22,900	1,749,102
SAP SE sponsored ADR	83,017	10,634,478
Workday, Inc. Class A (a)	7,000	1,284,010
		80,581,966
Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.	82,142	26,116,227

TOTAL INFORMATION TECHNOLOGY		158,796,408

MATERIALS - 1.8%
Chemicals - 1.4%
DuPont de Nemours, Inc.	123,700	6,275,301
Intrepid Potash, Inc. (a)	281,816	346,634
Livent Corp. (a)	4,400	29,656
LyondellBasell Industries NV Class A	23,200	1,479,232
Nutrien Ltd.	58,805	2,007,361
PPG Industries, Inc.	13,200	1,342,044
		11,480,228
Metals & Mining - 0.4%
BHP Billiton Ltd. sponsored ADR (b)	70,765	3,333,032

TOTAL MATERIALS		14,813,260

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
American Tower Corp.	7,709	1,990,233
Equinix, Inc.	2,642	1,843,138
		3,833,371
UTILITIES - 0.1%
Multi-Utilities - 0.1%
Sempra Energy	2,834	357,963
TOTAL COMMON STOCKS
(Cost $730,536,665)		814,385,967

ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (c)(d)(e)
(Cost $3,301,608)	3,301,608	1,517,749

Money Market Funds - 2.4%
Fidelity Cash Central Fund 0.11% (f)	731,693	731,840
Fidelity Securities Lending Cash Central Fund 0.10% (f)(g)	19,248,731	19,250,656
TOTAL MONEY MARKET FUNDS
(Cost $19,982,496)		19,982,496
TOTAL INVESTMENT IN SECURITIES - 102.0%
(Cost $753,820,769)		835,886,212
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(16,074,687)
NET ASSETS - 100%		$819,811,525

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,843,464 or 1.3% of net assets.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
KKR Renaissance Co-Invest LP unit	7/25/13	$1,504,114
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$3,301,608
Vertiv Holdings LLC	2/6/20	$3,500,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$63,737
Fidelity Securities Lending Cash Central Fund	150,390
Total	$214,127

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$64,999,595	$59,611,743	$5,387,852	$--
Consumer Discretionary	41,334,395	41,334,395	--	--
Consumer Staples	64,493,028	63,469,805	1,023,223	--
Energy	61,349,486	61,349,486	--	--
Financials	130,670,169	125,799,954	4,870,215	--
Health Care	173,603,551	159,455,439	14,148,112	--
Industrials	100,134,741	98,821,259	1,313,482	--
Information Technology	158,796,408	158,796,408	--	--
Materials	14,813,260	14,813,260	--	--
Real Estate	3,833,371	3,833,371	--	--
Utilities	357,963	357,963	--	--
Other	1,517,749	--	--	1,517,749
Money Market Funds	19,982,496	19,982,496	--	--
Total Investments in Securities:	$835,886,212	$807,625,579	$26,742,884	$1,517,749

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.7%
United Kingdom	3.3%
Germany	3.0%
France	1.1%
Canada	1.1%
Norway	1.0%
Others (Individually Less Than 1%)	1.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $18,876,613) — See accompanying schedule: Unaffiliated issuers (cost $733,838,273)	$815,903,716
Fidelity Central Funds (cost $19,982,496)	19,982,496
Total Investment in Securities (cost $753,820,769)		$835,886,212
Cash		81,075
Restricted cash		108,111
Receivable for investments sold		3,155,027
Receivable for fund shares sold		173,088
Dividends receivable		2,574,415
Distributions receivable from Fidelity Central Funds		27,780
Prepaid expenses		258
Other receivables		2,443
Total assets		842,008,409
Liabilities
Payable for investments purchased	$1,263,355
Payable for fund shares redeemed	1,133,434
Accrued management fee	151,909
Distribution and service plan fees payable	198,274
Other affiliated payables	142,932
Other payables and accrued expenses	54,180
Collateral on securities loaned	19,252,800
Total liabilities		22,196,884
Net Assets		$819,811,525
Net Assets consist of:
Paid in capital		$716,063,243
Total accumulated earnings (loss)		103,748,282
Net Assets		$819,811,525
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($344,149,973 ÷ 12,972,225 shares)(a)		$26.53
Maximum offering price per share (100/94.25 of $26.53)		$28.15
Class M:
Net Asset Value and redemption price per share ($141,928,068 ÷ 5,363,216 shares)(a)		$26.46
Maximum offering price per share (100/96.50 of $26.46)		$27.42
Class C:
Net Asset Value and offering price per share ($91,298,471 ÷ 3,904,281 shares)(a)		$23.38
Class I:
Net Asset Value, offering price and redemption price per share ($216,235,912 ÷ 7,689,584 shares)		$28.12
Class Z:
Net Asset Value, offering price and redemption price per share ($26,199,101 ÷ 932,544 shares)		$28.09

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2020 (Unaudited)
Investment Income
Dividends		$12,065,280
Income from Fidelity Central Funds (including $150,390 from security lending)		214,127
Total income		12,279,407
Expenses
Management fee
Basic fee	$2,423,536
Performance adjustment	(1,226,163)
Transfer agent fees	809,365
Distribution and service plan fees	1,361,396
Accounting fees	153,603
Custodian fees and expenses	12,243
Independent trustees' fees and expenses	2,755
Registration fees	48,488
Audit	32,595
Legal	1,570
Miscellaneous	26,625
Total expenses before reductions	3,646,013
Expense reductions	(20,935)
Total expenses after reductions		3,625,078
Net investment income (loss)		8,654,329
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	19,609,316
Fidelity Central Funds	1,997
Foreign currency transactions	2,103
Total net realized gain (loss)		19,613,416
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(154,469,970)
Assets and liabilities in foreign currencies	2,151
Total change in net unrealized appreciation (depreciation)		(154,467,819)
Net gain (loss)		(134,854,403)
Net increase (decrease) in net assets resulting from operations		$(126,200,074)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2020 (Unaudited)	Year ended November 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,654,329	$18,853,743
Net realized gain (loss)	19,613,416	122,681,695
Change in net unrealized appreciation (depreciation)	(154,467,819)	(5,212,247)
Net increase (decrease) in net assets resulting from operations	(126,200,074)	136,323,191
Distributions to shareholders	(84,162,149)	(156,407,970)
Share transactions - net increase (decrease)	(17,024,909)	(143,854,088)
Total increase (decrease) in net assets	(227,387,132)	(163,938,867)
Net Assets
Beginning of period	1,047,198,657	1,211,137,524
End of period	$819,811,525	$1,047,198,657

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Large Cap Fund Class A

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$32.80	$33.76	$34.98	$30.27	$28.12	$29.60
Income from Investment Operations
Net investment income (loss)A	.27	.51	.40	.39	.34	.25
Net realized and unrealized gain (loss)	(3.86)	2.97	.89	4.93	2.64	(.74)
Total from investment operations	(3.59)	3.48	1.29	5.32	2.98	(.49)
Distributions from net investment income	(.60)	(.45)	(.38)	(.33)	(.23)	(.14)
Distributions from net realized gain	(2.08)	(3.99)	(2.13)	(.27)	(.60)	(.85)
Total distributions	(2.68)	(4.44)	(2.51)	(.61)B	(.83)	(.99)
Net asset value, end of period	$26.53	$32.80	$33.76	$34.98	$30.27	$28.12
Total ReturnC,D,E	(12.14)%	14.19%	3.77%	17.84%	11.09%	(1.57)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.76%H	.91%	.92%	.91%	.92%	1.15%
Expenses net of fee waivers, if any	.76%H	.91%	.92%	.91%	.92%	1.15%
Expenses net of all reductions	.76%H	.90%	.92%	.90%	.91%	1.15%
Net investment income (loss)	1.95%H	1.71%	1.17%	1.22%	1.25%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$344,150	$423,325	$401,495	$461,949	$455,182	$469,026
Portfolio turnover rateI	28%H	28%J	37%	31%	28%	31%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.61 per share is comprised of distributions from net investment income of $.334 and distributions from net realized gain of $.273 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Large Cap Fund Class M

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$32.69	$33.63	$34.86	$30.17	$28.02	$29.50
Income from Investment Operations
Net investment income (loss)A	.24	.43	.31	.31	.27	.18
Net realized and unrealized gain (loss)	(3.87)	2.98	.89	4.91	2.64	(.74)
Total from investment operations	(3.63)	3.41	1.20	5.22	2.91	(.56)
Distributions from net investment income	(.52)	(.36)	(.29)	(.26)	(.16)	(.07)
Distributions from net realized gain	(2.08)	(3.99)	(2.13)	(.27)	(.60)	(.85)
Total distributions	(2.60)	(4.35)	(2.43)B	(.53)	(.76)	(.92)
Net asset value, end of period	$26.46	$32.69	$33.63	$34.86	$30.17	$28.02
Total ReturnC,D,E	(12.28)%	13.93%	3.50%	17.54%	10.81%	(1.84)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.02%H	1.17%	1.18%	1.17%	1.18%	1.41%
Expenses net of fee waivers, if any	1.01%H	1.16%	1.18%	1.17%	1.18%	1.41%
Expenses net of all reductions	1.01%H	1.16%	1.18%	1.17%	1.18%	1.41%
Net investment income (loss)	1.69%H	1.46%	.92%	.96%	.99%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$141,928	$175,139	$173,195	$193,882	$173,119	$177,560
Portfolio turnover rateI	28%H	28%J	37%	31%	28%	31%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.43 per share is comprised of distributions from net investment income of $.294 and distributions from net realized gain of $2.132 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Large Cap Fund Class C

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$29.09	$30.44	$31.78	$27.58	$25.70	$27.21
Income from Investment Operations
Net investment income (loss)A	.15	.25	.13	.14	.12	.04
Net realized and unrealized gain (loss)	(3.42)	2.60	.81	4.49	2.40	(.69)
Total from investment operations	(3.27)	2.85	.94	4.63	2.52	(.65)
Distributions from net investment income	(.36)	(.21)	(.15)	(.15)	(.04)	(.01)
Distributions from net realized gain	(2.08)	(3.99)	(2.13)	(.27)	(.60)	(.85)
Total distributions	(2.44)	(4.20)	(2.28)	(.43)B	(.64)	(.86)
Net asset value, end of period	$23.38	$29.09	$30.44	$31.78	$27.58	$25.70
Total ReturnC,D,E	(12.49)%	13.33%	3.01%	16.97%	10.21%	(2.33)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.53%H	1.67%	1.69%	1.67%	1.67%	1.90%
Expenses net of fee waivers, if any	1.53%H	1.67%	1.69%	1.67%	1.67%	1.90%
Expenses net of all reductions	1.53%H	1.67%	1.68%	1.66%	1.67%	1.90%
Net investment income (loss)	1.18%H	.95%	.41%	.46%	.49%	.14%
Supplemental Data
Net assets, end of period (000 omitted)	$91,298	$119,072	$158,775	$194,553	$169,524	$181,957
Portfolio turnover rateI	28%H	28%J	37%	31%	28%	31%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.43 per share is comprised of distributions from net investment income of $.152 and distributions from net realized gain of $.273 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Large Cap Fund Class I

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$34.63	$35.37	$36.53	$31.57	$29.30	$30.78
Income from Investment Operations
Net investment income (loss)A	.33	.62	.51	.50	.43	.34
Net realized and unrealized gain (loss)	(4.10)	3.17	.93	5.14	2.74	(.78)
Total from investment operations	(3.77)	3.79	1.44	5.64	3.17	(.44)
Distributions from net investment income	(.66)	(.54)	(.47)	(.40)	(.30)	(.20)
Distributions from net realized gain	(2.08)	(3.99)	(2.13)	(.27)	(.60)	(.85)
Total distributions	(2.74)	(4.53)	(2.60)	(.68)B	(.90)	(1.04)C
Net asset value, end of period	$28.12	$34.63	$35.37	$36.53	$31.57	$29.30
Total ReturnD,E	(12.04)%	14.54%	4.05%	18.16%	11.34%	(1.33)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.49%H	.64%	.66%	.64%	.65%	.89%
Expenses net of fee waivers, if any	.48%H	.64%	.66%	.64%	.65%	.89%
Expenses net of all reductions	.48%H	.64%	.66%	.64%	.65%	.89%
Net investment income (loss)	2.22%H	1.98%	1.44%	1.48%	1.51%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$216,236	$301,067	$459,962	$520,465	$433,079	$498,404
Portfolio turnover rateI	28%H	28%J	37%	31%	28%	31%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.68 per share is comprised of distributions from net investment income of $.404 and distributions from net realized gain of $.273 per share.

 C Total distributions of $1.04 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.849 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Large Cap Fund Class Z

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$34.64	$35.41	$36.57	$32.04
Income from Investment Operations
Net investment income (loss)B	.34	.66	.56	.51
Net realized and unrealized gain (loss)	(4.09)	3.16	.93	4.02
Total from investment operations	(3.75)	3.82	1.49	4.53
Distributions from net investment income	(.72)	(.60)	(.52)	–
Distributions from net realized gain	(2.08)	(3.99)	(2.13)	–
Total distributions	(2.80)	(4.59)	(2.65)	–
Net asset value, end of period	$28.09	$34.64	$35.41	$36.57
Total ReturnC,D	(11.99)%	14.67%	4.19%	14.14%
Ratios to Average Net AssetsE,F
Expenses before reductions	.37%G	.51%	.53%	.51%G
Expenses net of fee waivers, if any	.37%G	.51%	.53%	.51%G
Expenses net of all reductions	.36%G	.51%	.53%	.51%G
Net investment income (loss)	2.34%G	2.11%	1.57%	1.80%G
Supplemental Data
Net assets, end of period (000 omitted)	$26,199	$28,596	$17,711	$13,966
Portfolio turnover rateH	28%G	28%I	37%	31%

 A For the period February 1, 2017 (commencement of sale of shares) to November 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2020

1. Organization.

Fidelity Advisor Large Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to in-kind transactions, partnerships, foreign currency transactions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$216,653,853
Gross unrealized depreciation	(140,720,216)
Net unrealized appreciation (depreciation)	$75,933,637
Tax cost	$759,952,575

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $1,625,860 in this Subsidiary, representing .20% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiary is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Large Cap Fund	127,831,711	197,425,228

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/-.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Class I of the Fund as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .26% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$466,371	$7,152
Class M	.25%	.25%	383,888	3,346
Class C	.75%	.25%	511,137	31,724
			$1,361,396	$42,222

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$52,294
Class M	4,686
Class C(a)	5,738
$62,718

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Effective February 1, 2020, the Board approved to change the fee for Class Z from .046% to .044%.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$346,918.19
Class M	146,746.19
Class C	104,138.20
Class I	205,951.16
Class Z	5,612.04
	$809,365

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Large Cap Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Large Cap Fund	$4,424

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Year Affiliated Redemptions In-Kind. During the prior period, 3,448,450 shares of the Fund were redeemed in-kind for investments and cash with a value of $109,171,715. The Fund had a net realized gain of $38,293,813 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Advisor Large Cap Fund	$1,231

During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to NFS, as affiliated borrower, at period end was $4,859. Total fees paid by the Fund to NFS, as lending agent, amounted to $13,503. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $356 from securities loaned to NFS, as affiliated borrower.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $8,164 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $38.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $2,103.

In addition, during the period the investment adviser or an affiliate reimbursed the Fund $10,630 for an operational error which is included in the accompanying Statement of Operations.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2020	Year ended November 30, 2019
Distributions to shareholders
Class A	$34,539,981	$52,574,860
Class M	13,794,563	22,422,377
Class C	9,862,974	21,365,837
Class I	23,630,124	57,066,246
Class Z	2,334,507	2,978,650
Total	$84,162,149	$156,407,970

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2020	Year ended November 30, 2019	Six months ended May 31, 2020	Year ended November 30, 2019
Class A
Shares sold	1,028,234	2,411,911	$27,897,938	$70,596,919
Reinvestment of distributions	1,075,735	2,012,376	33,444,611	50,953,371
Shares redeemed	(2,036,684)	(3,413,311)	(55,233,264)	(100,437,805)
Net increase (decrease)	67,285	1,010,976	$6,109,285	$21,112,485
Class M
Shares sold	330,173	632,380	$8,692,429	$18,471,672
Reinvestment of distributions	437,667	869,758	13,589,551	21,996,189
Shares redeemed	(762,851)	(1,294,413)	(20,896,625)	(37,697,052)
Net increase (decrease)	4,989	207,725	$1,385,355	$2,770,809
Class C
Shares sold	216,622	697,792	$5,210,462	$17,629,082
Reinvestment of distributions	326,534	880,159	8,979,690	19,900,399
Shares redeemed	(731,755)	(2,701,896)	(17,339,834)	(70,243,190)
Net increase (decrease)	(188,599)	(1,123,945)	$(3,149,682)	$(32,713,709)
Class I
Shares sold	763,455	2,258,206	$22,437,671	$68,580,970
Reinvestment of distributions	649,329	1,992,530	21,375,913	53,120,853
Shares redeemed	(2,417,774)	(8,559,302)(a)	(68,486,304)	(266,670,865)(a)
Net increase (decrease)	(1,004,990)	(4,308,566)	$(24,672,720)	$(144,969,042)
Class Z
Shares sold	206,322	663,462	$6,038,514	$20,709,858
Reinvestment of distributions	65,037	97,118	2,137,756	2,587,220
Shares redeemed	(164,386)	(435,227)	(4,873,417)	(13,351,709)
Net increase (decrease)	106,973	325,353	$3,302,853	$9,945,369

 (a) Amount includes in-kind redemptions (see the Prior Year Affiliated Redemptions In-Kind note for additional details).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2019 to May 31, 2020).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2019	Ending Account Value May 31, 2020	Expenses Paid During Period-B December 1, 2019 to May 31, 2020
Class A	.76%
Actual		$1,000.00	$878.60	$3.57
Hypothetical-C		$1,000.00	$1,021.20	$3.84
Class M	1.01%
Actual		$1,000.00	$877.20	$4.74
Hypothetical-C		$1,000.00	$1,019.95	$5.10
Class C	1.53%
Actual		$1,000.00	$875.10	$7.17
Hypothetical-C		$1,000.00	$1,017.35	$7.72
Class I	.48%
Actual		$1,000.00	$879.60	$2.26
Hypothetical-C		$1,000.00	$1,022.60	$2.43
Class Z	.37%
Actual		$1,000.00	$880.10	$1.74
Hypothetical-C		$1,000.00	$1,023.15	$1.87

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Large Cap Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2019, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Advisor Large Cap Fund

2019 Total Return % vs. Morningstar Large Blend and S&P 500:

75% beaten
25% beaten
Benchmark
Class I
Class C
12.00
10.00
8.00
6.00
4.00
10.42
10.50
5.22
5.32
4.16
50.0
45.0
40.0
35.0
48.9
47.9
45.7
41.3
38.1
70.0
60.0
50.0
40.0
30.0
66.3
61.6
47.1
45.3
39.8
1 Year
3 Year
5 Year

% Beaten

	1 Year	3 Year	5 Year
Class A	19%	51%	25%
Class C	16%	37%	15%
Class I	21%	56%	31%
Class M	18%	45%	20%
Class Z	22%	-	-

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 (December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity Advisor Large Cap Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2019. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class C, Class I, and Class Z ranked below the competitive median for the 12-month period ended June 30, 2019 and the total expense ratio of Class M ranked above the competitive median for the 12-month period ended June 30, 2019. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class M was above the competitive median primarily because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived to retirement plans and intermediary wrap programs where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans and wrap programs. The Board noted that, when compared with competitor funds that charge a 0.50% 12b-1 fee, the total expense ratio of Class M is below median. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

LC-SANN-0720
1.704742.122

Fidelity® Real Estate High Income Fund

Semi-Annual Report

May 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call (collect) 1-401-292-6402 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of May 31, 2020
AAA,AA,A	4.4%
BBB	30.9%
BB	20.5%
B	13.0%
CCC,CC,C	2.7%
Not Rated	23.7%
Equities	3.4%
Short-Term Investments and Net Other Assets	1.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. Where neither Moody's nor S&P ratings are available, we have used Fitch® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of May 31, 2020
CMOs and Other Mortgage Related Securities	79.5%
Asset-Backed Securities	6.5%
Nonconvertible Bonds	4.6%
Convertible Bonds, Preferred Stocks	3.2%
Common Stocks	0.4%
Bank Loan Obligations	4.4%
Short-Term Investments and Net Other Assets (Liabilities)	1.4%

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 4.8%
	Principal Amount	Value
Convertible Bonds - 0.2%
Homebuilders/Real Estate - 0.2%
PennyMac Corp. 5.5% 11/1/24 (a)	$1,699,000	$1,281,951
Nonconvertible Bonds - 4.6%
Banks & Thrifts - 0.2%
HAT Holdings I LLC/HAT Holdings II LLC 6% 4/15/25 (a)	1,570,000	1,621,025
Consumer Products - 0.1%
Nordstrom, Inc. 8.75% 5/15/25 (a)	545,000	585,256
Diversified Media - 0.3%
Lamar Media Corp. 4% 2/15/30 (a)	1,705,000	1,641,063
Healthcare - 0.4%
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	1,433,000	1,468,825
MPT Operating Partnership LP/MPT Finance Corp. 5.25% 8/1/26	333,000	341,325
Sabra Health Care LP 3.9% 10/15/29	795,000	670,801
		2,480,951
Homebuilders/Real Estate - 1.9%
Adams Homes, Inc. 7.5% 2/15/25 (a)	1,215,000	1,117,436
American Homes 4 Rent LP 4.25% 2/15/28	1,836,000	1,805,798
DTZ U.S. Borrower LLC 6.75% 5/15/28 (a)	685,000	715,962
iStar Financial, Inc.:
4.25% 8/1/25	3,630,000	3,180,788
4.75% 10/1/24	2,805,000	2,524,500
Uniti Group, Inc. 7.875% 2/15/25 (a)	1,195,000	1,214,419
VICI Properties, Inc.:
4.125% 8/15/30 (a)	985,000	950,525
4.625% 12/1/29 (a)	835,000	833,046
		12,342,474
Hotels - 1.5%
ESH Hospitality, Inc. 5.25% 5/1/25 (a)	3,540,000	3,442,650
Hilton Domestic Operating Co., Inc. 5.75% 5/1/28 (a)	925,000	955,063
Marriott Ownership Resorts, Inc. 4.75% 1/15/28 (a)	3,250,000	2,861,235
Times Square Hotel Trust 8.528% 8/1/26 (a)	2,337,838	2,518,028
		9,776,976
Super Retail - 0.2%
Macy's, Inc. 8.375% 6/15/25 (a)(b)	1,555,000	1,576,381

TOTAL NONCONVERTIBLE BONDS		30,024,126

TOTAL CORPORATE BONDS
(Cost $32,817,902)		31,306,077

Asset-Backed Securities - 6.5%
American Homes 4 Rent:
Series 2014-SFR3 Class E, 6.418% 12/17/36 (a)	1,553,000	1,703,983
Series 2015-SFR1 Class E, 5.639% 4/17/52 (a)	3,096,223	3,187,526
Series 2015-SFR2:
Class E, 6.07% 10/17/52 (a)	3,728,000	3,703,826
Class XS, 0% 10/17/52 (a)(c)(d)(e)	2,619,531	26
Argent Securities, Inc. pass-thru certificates Series 2004-W9 Class M7, 1 month U.S. LIBOR + 4.200% 4.399% 6/26/34 (a)(c)(f)	51,392	117,528
Capital Trust RE CDO Ltd. Series 2005-1A:
Class D, 1 month U.S. LIBOR + 1.500% 3.3464% 3/20/50 (a)(c)(e)(f)	750,000	75
Class E, 1 month U.S. LIBOR + 2.100% 3.9464% 3/20/50 (a)(c)(e)(f)	2,670,000	267
Crest Ltd. Series 2004-1A Class H1, 3 month U.S. LIBOR + 3.690% 5.9458% 1/28/40 (a)(c)(e)(f)	2,802,032	280
Home Partners America Trust Series 2019-2 Class F, 3.866% 10/19/39 (a)	2,185,295	1,765,682
Home Partners of America Credit Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.650% 2.8321% 7/17/34 (a)(c)(f)	772,000	755,998
Class F, 1 month U.S. LIBOR + 3.530% 3.7211% 7/17/34 (a)(c)(f)	1,912,000	1,833,950
Home Partners of America Trust Series 2018-1 Class F, 1 month U.S. LIBOR + 2.350% 2.5321% 7/17/37 (a)(c)(f)	2,045,000	1,811,898
Invitation Homes Trust Series 2018-SFR2:
Class E, 1 month U.S. LIBOR + 2.000% 2.1836% 6/17/37 (a)(c)(f)	843,000	797,522
Class F, 1 month U.S. LIBOR + 2.250% 2.6% 6/17/37 (a)(c)(f)	1,710,993	1,536,402
Merit Securities Corp. Series 13 Class M1, 7.7764% 12/28/33 (c)	1,042,455	1,071,737
Progress Residential Trust:
Series 2018-SFR2 Class F, 4.953% 8/17/35 (a)	567,000	530,528
Series 2019-SFR4 Class F, 3.684% 10/17/36 (a)	4,527,000	4,076,755
Series 2020-SFR1:
Class G, 4.028% 4/17/37 (a)	1,638,000	1,361,990
Class H, 5.268% 4/17/37 (a)	462,000	374,893
Starwood Waypoint Homes Trust Series 2017-1 Class F, 1 month U.S. LIBOR + 3.400% 3.5836% 1/17/35 (a)(c)(f)	2,935,000	2,800,174
Taberna Preferred Funding III Ltd. Series 2005-3A:
Class D, 3 month U.S. LIBOR + 2.650% 4.5405% 2/5/36 (a)(c)(e)(f)	2,799,362	210
Class E, 3 month U.S. LIBOR + 4.500% 6.3905% 2/5/36 (a)(c)(e)(f)	1,044,248	78
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, 3 month U.S. LIBOR + 4.500% 5.0409% 12/5/36 (a)(c)(e)(f)	5,145,326	386
Tricon American Homes:
Series 2016-SFR1 Class F, 5.769% 11/17/33 (a)	4,586,000	4,513,257
Series 2017-SFR1 Class F, 5.151% 9/17/34 (a)	4,587,000	4,512,705
Series 2017-SFR2 Class F, 5.104% 1/17/36 (a)	664,000	658,945
Series 2018-SFR1 Class F, 4.96% 5/17/37 (a)	1,440,000	1,333,374
Series 2019-SFR1 Class F, 3.745% 3/17/38 (a)	2,121,000	2,040,429
VB-S1 Issuer LLC Series 2018-1A Class F, 5.25% 2/15/48 (a)	2,142,000	2,067,256
TOTAL ASSET-BACKED SECURITIES
(Cost $53,223,262)		42,557,680

Collateralized Mortgage Obligations - 0.0%
Private Sponsor - 0.0%
Countrywide Home Loans, Inc. Series 2003-R1 Class 2B4, 3.3614% 2/25/43 (a)(c)(e)	26,623	5,525
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-26 Class 4B3, 7% 10/25/17 (e)	26,858	3

TOTAL PRIVATE SPONSOR		5,528

U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 3.947% 2/25/42 (a)(c)	37,628	10,233
Series 2002-W6 subordinate REMIC pass thru certificates, Class 3B4, 4.1188% 1/25/42 (a)(c)(e)	27,262	404
Series 2003-W10 subordinate REMIC pass thru certificates:
Class 2B4, 3.9106% 6/25/43 (c)(e)(g)	133,733	37,098
Class 2B5, 3.9106% 6/25/43 (c)(e)(g)	1,523	33

TOTAL U.S. GOVERNMENT AGENCY		47,768

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $100,663)		53,296

Commercial Mortgage Securities - 79.5%
Atrium Hotel Portfolio Trust floater Series 2018-ATRM Class D, 1 month U.S. LIBOR + 2.300% 2.4836% 6/15/35 (a)(c)(f)	663,000	542,866
BAMLL Trust Series 2015-200P Class F, 3.5958% 4/14/33 (a)(c)	2,588,000	2,468,530
Banc of America Merrill Lynch Large Loan, Inc. floater:
Series 2019-AHT Class C, 1 month U.S. LIBOR + 2.000% 2.1836% 3/15/34 (a)(c)(f)	910,000	785,223
Series 2019-RLJ Class D, 1 month U.S. LIBOR + 1.950% 2.1336% 4/15/36 (a)(c)(f)	2,982,000	2,154,887
BANK:
sequential payer Series 2019-BN23 Class E, 2.5% 12/15/52 (a)	1,638,000	746,875
Series 2017-BNK4 Class D, 3.357% 5/15/50 (a)	4,416,000	2,641,928
Series 2017-BNK6 Class D, 3.1% 7/15/60 (a)	2,593,000	1,670,575
Series 2017-BNK8:
Class D, 2.6% 11/15/50 (a)	4,653,000	2,884,029
Class E, 2.8% 11/15/50 (a)	2,625,000	1,212,268
Series 2018-BN12 Class D, 3% 5/15/61 (a)	2,082,000	1,057,860
Series 2019-BN18:
Class D, 3% 5/15/62 (a)	2,541,000	1,456,471
Class E, 3% 5/15/62 (a)	1,302,000	653,973
Series 2019-BN19:
Class D, 3% 8/15/61 (a)	3,753,000	2,198,654
Class E, 3% 8/15/61 (a)	612,000	313,798
Series 2019-BN20 Class D, 2.5% 9/15/62 (a)	3,994,000	2,368,098
Series 2019-BN21:
Class E, 2.5% 10/17/52 (a)	2,210,000	948,514
Class F, 2.6818% 10/17/52 (a)	3,234,000	1,279,748
Series 2019-BN22 Class D, 2.5% 11/15/62 (a)	2,465,000	1,398,185
Series 2020-BN26 Class D, 2.5% 3/15/63 (a)	1,269,000	681,535
Bank of America Commercial Mortgage Securities Trust Series 2017-BNK3 Class D, 3.25% 2/15/50 (a)	2,201,000	1,291,399
Barclays Commercial Mortgage Securities LLC:
Series 2015-STP:
Class D, 4.2844% 9/10/28 (a)(c)	1,288,000	1,280,140
Class E, 4.2844% 9/10/28 (a)(c)	6,580,000	6,464,584
Series 2019-C5:
Class D, 2.5% 11/15/52 (a)	726,000	438,142
Class E, 2.5% 11/15/52 (a)	2,545,000	1,187,090
Class F, 2.6014% 11/15/52 (a)(c)	1,322,000	525,885
BBCMS Mortgage Trust:
Series 2016-ETC Class D, 3.6089% 8/14/36 (a)(c)	1,749,000	1,296,807
Series 2020-C6 Class E, 2.4% 2/15/53 (a)	1,512,000	624,644
Benchmark Mortgage Trust:
sequential payer Series 2019-B14:
Class 225D, 3.2943% 12/15/62 (a)(c)	1,680,000	1,446,470
Class 225E, 3.2943% 12/15/62 (a)(c)	1,132,000	886,546
Series 2018-B7:
Class D, 3% 5/15/53 (a)(c)	833,000	479,326
Class E, 3% 5/15/53 (a)(c)	833,000	407,687
Class F, 3.6099% 5/15/53 (a)(c)	3,065,000	1,276,754
Series 2019-B12 Class D, 3% 8/15/52 (a)	2,499,000	1,341,541
Series 2020-IG3 Class 825E, 3.0763% 9/15/48 (a)(c)	3,049,000	2,333,666
BX Commercial Mortgage Trust:
floater:
Series 2018-BIOA:
Class E, 1 month U.S. LIBOR + 1.950% 2.1347% 3/15/37 (a)(c)(f)	3,260,000	2,974,447
Class F, 1 month U.S. LIBOR + 2.470% 2.6547% 3/15/37 (a)(c)(f)	1,801,000	1,650,329
Series 2019-CALM Class E, 1 month U.S. LIBOR + 2.000% 2.1836% 11/25/32 (a)(c)(f)	819,000	692,716
Series 2020-BXLP Class G, 1 month U.S. LIBOR + 2.500% 2.6836% 12/15/36 (a)(c)(f)	4,650,000	4,284,059
Series 2020-VIVA:
Class D, 3.667% 3/9/44 (a)(c)	3,667,000	3,132,963
Class E, 3.667% 3/9/44 (a)(c)	2,357,000	1,847,726
BX Trust:
floater:
Series 2017-APPL Class F, 1 month U.S. LIBOR + 4.250% 4.4336% 7/15/34 (a)(c)(f)	2,444,600	2,113,857
Series 2018-IND:
Class G, 1 month U.S. LIBOR + 2.050% 2.2336% 11/15/35 (a)(c)(f)	683,900	641,030
Class H, 1 month U.S. LIBOR + 3.000% 3.1836% 11/15/35 (a)(c)(f)	1,271,900	1,195,724
Series 2019-IMC Class G, 1 month U.S. LIBOR + 3.600% 3.7836% 4/15/34 (a)(c)(f)	3,255,000	2,345,564
Series 2019-XL:
Class F, 1 month U.S. LIBOR + 2.000% 2.1836% 10/15/36 (a)(c)(f)	1,315,587	1,239,773
Class J, 1 month U.S. LIBOR + 2.650% 2.8336% 10/15/36 (a)(c)(f)	11,524,041	10,789,215
Series 2019-OC11:
Class C, 3.856% 12/9/41 (a)	2,405,000	2,234,242
Class E, 4.0755% 12/9/41 (a)(c)	7,251,000	6,392,319
CALI Mortgage Trust Series 2019-101C Class F, 4.3244% 3/10/39 (a)(c)	3,093,000	2,581,475
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class G, 1 month U.S. LIBOR + 3.250% 3.4336% 12/15/37 (a)(c)(f)	1,972,000	1,816,034
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/50 (a)	4,073,000	2,572,117
Citigroup Commercial Mortgage Trust:
Series 2013-375P Class E, 3.5176% 5/10/35 (a)(c)	4,069,000	3,783,857
Series 2013-GC15 Class D, 5.2133% 9/10/46 (a)(c)	7,323,000	6,022,387
Series 2016-C3 Class D, 3% 11/15/49 (a)	4,412,000	2,255,342
Series 2019-GC41:
Class D, 3% 8/10/56 (a)	2,273,000	1,207,364
Class E, 3% 8/10/56 (a)	1,848,000	853,854
Series 2019-GC43 Class E, 3% 11/10/52 (a)	2,772,000	1,259,070
Series 2020-GC46:
Class D, 2.6% 1/15/53 (a)	2,756,000	1,491,481
Class E, 2.6% 1/15/53 (a)	329,000	160,935
COMM Mortgage Trust:
floater:
Series 2018-HCLV Class G, 1 month U.S. LIBOR + 5.050% 5.24% 9/15/33 (a)(c)(f)	1,487,000	1,069,412
Series 2019-521F Class F, 1 month U.S. LIBOR + 2.390% 2.5776% 6/15/34 (a)(c)(f)	2,772,000	2,162,271
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (a)	2,840,000	1,498,878
Series 2012-CR1:
Class D, 5.3197% 5/15/45 (a)(c)	7,226,000	4,446,831
Class G, 2.462% 5/15/45 (a)	2,322,000	783,649
Series 2013-CR10 Class D, 4.7889% 8/10/46 (a)(c)	3,673,000	3,196,875
Series 2013-CR12 Class D, 5.0713% 10/10/46 (a)(c)	4,043,000	2,593,795
Series 2013-LC6 Class D, 4.3185% 1/10/46 (a)(c)	5,644,000	3,440,109
Series 2014-CR15 Class D, 4.7449% 2/10/47 (a)(c)	1,060,000	842,844
Series 2014-CR17 Class E, 4.8474% 5/10/47 (a)(c)	589,000	364,389
Series 2014-LC17 Class C, 4.5729% 10/10/47 (c)	752,000	674,715
Series 2014-UBS2 Class D, 5.0026% 3/10/47 (a)(c)	3,454,000	2,573,587
Series 2015-3BP Class F, 3.2384% 2/10/35 (a)(c)	4,405,000	3,665,329
Series 2017-CD4 Class D, 3.3% 5/10/50 (a)	3,234,000	1,920,692
Series 2019-CD4 Class C, 4.349% 5/10/50 (c)	3,977,000	3,715,323
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (a)	1,146,000	744,169
Commercial Mortgage Trust Series 2016-CD2 Class D, 2.7749% 11/10/49 (c)	1,680,000	964,565
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR2:
Class D, 4.8309% 8/15/45 (a)(c)	789,000	612,756
Class E, 4.8309% 8/15/45 (a)(c)	5,385,400	3,275,185
Class F, 4.25% 8/15/45 (a)	7,162,000	3,225,999
Series 2014-CR2 Class G, 4.25% 8/15/45 (a)	1,556,000	311,200
CPT Mortgage Trust sequential payer Series 2019-CPT Class F, 2.9968% 11/13/39 (a)(c)	2,772,000	2,009,363
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C1 Class H, 6% 5/17/40 (a)	638,820	421,644
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class F, 1 month U.S. LIBOR + 2.650% 2.8336% 5/15/36 (a)(c)(f)	1,512,000	1,391,908
Series 2019-UVIL Class E, 3.3928% 12/15/41 (a)(c)	2,289,000	1,501,855
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.4701% 6/15/50 (a)	3,902,000	2,591,282
Series 2017-CX10 Class UESD, 4.2366% 10/15/32 (a)(c)	1,890,000	1,587,461
Series 2017-CX9 Class D, 4.1516% 9/15/50 (a)(c)	1,615,000	919,239
Series 2019-C15 Class C, 4.9802% 3/15/52 (c)	3,132,000	2,736,042
CSMC Trust Series 2017-MOON Class E, 3.1965% 7/10/34 (a)(c)	1,007,000	927,867
DBCCRE Mortgage Trust Series 2014-ARCP:
Class D, 4.9345% 1/10/34 (a)(c)	833,000	751,515
Class E, 4.9345% 1/10/34 (a)(c)	4,264,000	3,644,229
DBGS Mortgage Trust:
Series 2018-C1:
Class C, 4.6364% 10/15/51 (c)	777,000	637,674
Class D, 2.8864% 10/15/51 (a)(c)	3,459,000	2,100,891
Series 2019-1735 Class F, 4.1946% 4/10/37 (a)(c)	1,000,000	706,592
DBUBS Mortgage Trust Series 2011-LC1A:
Class F, 5.6865% 11/10/46 (a)(c)	7,292,000	6,807,263
Class G, 4.652% 11/10/46 (a)	7,812,000	7,058,798
DC Office Trust Series 2019-MTC Class E, 3.1744% 9/15/45 (a)	1,029,000	698,067
Freddie Mac:
pass-thru certificates Series K013 Class X3, 2.8139% 1/25/43 (c)(d)	4,473,000	44,282
Series KAIV Class X2, 3.6147% 6/25/41 (c)(d)	2,316,000	62,095
GPMT Ltd. floater Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.950% 3.1209% 11/21/35 (a)(c)(f)	1,227,000	925,798
Grace Mortgage Trust Series 2014-GRCE Class G, 3.5901% 6/10/28 (a)(c)	2,093,000	1,951,314
GS Mortgage Securities Corp. Trust floater:
Series 2019-70P Class F, 1 month U.S. LIBOR + 2.650% 2.8336% 10/15/36 (a)(c)(f)	2,550,000	2,061,688
Series 2019-SOHO Class E, 1 month U.S. LIBOR + 1.870% 2.0583% 6/15/36 (a)(c)(f)	4,894,000	4,387,563
GS Mortgage Securities Trust:
Series 2011-GC5:
Class D, 5.3888% 8/10/44 (a)(c)	1,929,752	1,397,203
Class E, 5.3888% 8/10/44 (a)(c)	2,432,000	1,526,404
Class F, 4.5% 8/10/44 (a)	4,308,000	2,093,917
Series 2012-GC6:
Class D, 5.6509% 1/10/45 (a)(c)	3,753,000	2,304,765
Class E, 5% 1/10/45 (a)(c)	2,984,000	1,540,957
Series 2012-GC6I Class F, 5% 1/10/45 (c)	1,508,000	1,053,478
Series 2012-GCJ7:
Class D, 5.6987% 5/10/45 (a)(c)	8,756,500	7,400,008
Class F, 5% 5/10/45 (a)	3,433,000	926,910
Series 2012-GCJ9 Class D, 4.7404% 11/10/45 (a)(c)	4,238,000	3,292,009
Series 2013-GC12 Class D, 4.4514% 6/10/46 (a)(c)	869,000	711,167
Series 2013-GC13 Class D, 4.0834% 7/10/46 (a)(c)	5,470,000	3,678,792
Series 2013-GC16:
Class D, 5.3107% 11/10/46 (a)(c)	3,923,000	3,207,696
Class F, 3.5% 11/10/46 (a)	2,530,000	1,652,903
Series 2016-GS2:
Class B, 3.759% 5/10/49	1,869,000	1,852,772
Class D, 2.753% 5/10/49 (a)	2,058,050	1,245,099
Series 2016-GS3 Class D, 2.62% 10/10/49 (a)	6,086,000	3,983,266
Series 2016-REMZ Class MZB, 7.727% 2/10/21 (a)	3,902,000	3,733,260
Series 2016-RENT:
Class E, 4.0667% 2/10/29 (a)(c)	8,315,240	8,126,556
Class F, 4.0667% 2/10/29 (a)(c)	8,451,000	8,052,574
Series 2017-GS6 Class D, 3.243% 5/10/50 (a)	4,676,000	2,923,207
Series 2019-GC38 Class D, 3% 2/10/52 (a)	1,162,000	680,883
Series 2019-GC39 Class D, 3% 5/10/52 (a)	2,830,000	1,676,934
Series 2019-GC40:
Class D, 3% 7/10/52 (a)	2,079,000	1,271,311
Class DBF, 3.5497% 7/10/52 (a)(c)	2,523,000	2,087,323
Series 2019-GC42:
Class D, 2.8% 9/1/52 (a)	4,807,000	2,485,819
Class E, 2.8% 9/1/52 (a)	2,519,000	1,130,354
Series 2019-GS5 Class C, 4.299% 3/10/50 (c)	2,499,000	2,132,468
Series 2019-GSA1 Class E, 2.8% 11/10/52 (a)	1,655,000	746,080
Series 2020-GC45:
Class D, 2.85% 2/13/53 (a)	2,289,000	1,178,650
Class SWD, 3.2185% 12/13/39 (a)	1,764,000	1,245,080
Series 2020-GC47 Class D, 3.5708% 5/12/53 (a)(c)	756,000	603,541
Hilton U.S.A. Trust:
Series 2016-HHV Class F, 4.1935% 11/5/38 (a)(c)	5,550,000	4,258,508
Series 2016-SFP:
Class D, 4.9269% 11/5/35 (a)	1,556,000	1,482,423
Class F, 6.1552% 11/5/35 (a)	5,000,000	4,259,183
Home Partners of America Trust Series 2019-1:
Class E, 3.604% 9/17/39 (a)	1,565,557	1,490,186
Class F, 4.101% 9/17/39 (a)	254,030	224,822
Hudson Yards Mortgage Trust:
Series 2019-30HY Class E, 3.4431% 7/10/39 (a)(c)	1,947,000	1,857,417
Series 2019-55HY Class F, 2.9428% 12/10/41 (a)(c)	1,617,000	1,412,734
IMT Trust Series 2017-APTS:
Class EFL, 1 month U.S. LIBOR + 2.150% 2.3336% 6/15/34 (a)(c)(f)	1,704,469	1,448,227
Class FFL, 1 month U.S. LIBOR + 2.850% 3.0336% 6/15/34 (a)(c)(f)	699,501	580,046
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (a)	2,083,000	1,972,057
Invitation Homes Trust floater:
Series 2018-SFR3 Class F, 1 month U.S. LIBOR + 2.250% 2.5% 7/17/37 (a)(c)(f)	459,572	412,009
Series 2018-SFR4 Class F, 1 month U.S. LIBOR + 2.200% 2.3821% 1/17/38 (a)(c)(f)	1,381,000	1,222,494
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class EFX, 3.972% 1/16/37 (a)	2,771,000	2,572,742
JP Morgan Chase Commercial Mortgage Securities Trust floater:
Series 2018-LAQ Class C, 1 month U.S. LIBOR + 1.600% 1.7836% 6/15/32 (a)(c)(f)	1,600,422	1,399,997
Series 2019-MFP:
Class E, 1 month U.S. LIBOR + 2.160% 2.3436% 7/15/36 (a)(c)(f)	2,292,000	1,938,076
Class F, 1 month U.S. LIBOR + 3.000% 3.1836% 7/15/36 (a)(c)(f)	777,000	618,121
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (a)	604,000	517,338
Series 2014-C26 Class D, 3.8811% 1/15/48 (a)(c)	2,329,000	1,648,240
Series 2015-C32 Class C, 4.6544% 11/15/48 (c)	1,500,000	1,272,917
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.4231% 12/15/49 (a)(c)	2,418,000	1,480,055
JPMDB Commercial Mortgage Securities Trust:
Series 2016-C4 Class D, 3.0895% 12/15/49 (a)(c)	3,867,000	2,114,812
Series 2017-C7 Class D, 3% 10/15/50 (a)	1,813,000	1,217,774
Series 2018-C8 Class D, 3.2441% 6/15/51 (a)(c)	1,171,000	689,147
Series 2019-COR6:
Class D, 2.5% 11/13/52 (a)	1,354,000	668,966
Class E, 2.5% 11/13/52 (a)	2,582,000	1,102,029
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-CBX:
Class D, 5.1318% 6/15/45 (a)(c)	3,373,000	2,431,447
Class E, 5.1318% 6/15/45 (a)(c)	3,206,000	1,879,691
Class F, 4% 6/15/45 (a)	3,743,000	1,871,500
Class G 4% 6/15/45 (a)	4,129,000	1,445,150
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2011-C3:
Class E, 5.6641% 2/15/46 (a)(c)	3,008,000	1,306,549
Class G, 4.409% 2/15/46 (a)(c)	1,082,000	206,094
Class H, 4.409% 2/15/46 (a)(c)	2,622,000	391,263
Series 2011-C4:
Class C, 5.3431% 7/15/46 (a)(c)	1,664,000	1,656,199
Class F, 3.873% 7/15/46 (a)	494,000	439,246
Class H, 3.873% 7/15/46 (a)	2,683,000	2,303,288
Class NR, 3.873% 7/15/46 (a)	1,322,500	986,929
Series 2013-LC11:
Class D, 4.1675% 4/15/46 (c)	3,677,000	2,220,935
Class E, 3.25% 4/15/46 (a)(c)	104,000	57,692
Class F, 3.25% 4/15/46 (a)(c)	5,894,000	2,371,232
Series 2014-DSTY:
Class D, 3.8046% 6/10/27 (a)(c)	3,213,000	321,300
Class E, 3.8046% 6/10/27 (a)(c)(e)	4,232,000	338,560
Series 2015-UES Class F, 3.621% 9/5/32 (a)(c)	5,089,000	4,939,243
Series 2018-AON Class F, 4.6132% 7/5/31 (a)(c)	2,150,000	1,919,739
Series 2019-OSB Class E, 3.7828% 6/5/39 (a)(c)	2,350,000	1,808,123
KNDL 2019-KNSQ Mortgage Trust floater Series 2019-KNSQ Class F, 1 month U.S. LIBOR + 2.000% 2.1836% 5/15/36 (a)(c)(f)	3,483,000	3,172,884
Liberty Street Trust Series 2016-225L Class E, 4.6485% 2/10/36 (a)(c)	2,063,000	1,971,453
Mach One Trust LLC Series 2004-1A Class M, 5.45% 5/28/40 (a)(c)	40,740	40,305
Market Mortgage Trust Series 2020-525M Class F, 2.9406% 2/12/40 (a)(c)	1,976,000	1,671,528
MOFT Trust Series 2020-ABC:
Class D, 3.4767% 2/6/30 (a)(c)	1,144,000	1,013,568
Class E, 3.4767% 2/6/30 (a)(c)	841,000	712,135
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31	1,666,000	1,440,833
Series 2012-C5 Class E, 4.6763% 8/15/45 (a)(c)	889,000	741,858
Series 2012-C6 Class D, 4.607% 11/15/45 (a)(c)	3,633,000	3,110,031
Series 2012-C6, Class F, 4.607% 11/15/45 (a)(c)	1,575,000	1,206,454
Series 2013-C12 Class D, 4.7655% 10/15/46 (a)(c)	3,996,000	2,988,563
Series 2013-C13:
Class D, 4.9039% 11/15/46 (a)(c)	5,150,000	3,801,495
Class E, 4.9039% 11/15/46 (a)(c)	1,666,000	1,177,490
Series 2013-C7:
Class D, 4.2375% 2/15/46 (a)(c)	3,450,000	2,426,672
Class E, 4.2375% 2/15/46 (a)(c)	1,316,000	824,903
Series 2013-C8 Class D, 4.0563% 12/15/48 (a)(c)	1,883,000	1,547,832
Series 2013-C9:
Class D, 4.1205% 5/15/46 (a)(c)	4,440,000	3,415,723
Class E, 4.1205% 5/15/46 (a)(c)	1,594,370	1,133,171
Series 2016-C30 Class D, 3% 9/15/49 (a)	1,565,000	945,177
Series 2016-C31 Class D, 3% 11/15/49 (a)(c)	2,453,000	1,383,821
Series 2017-C33 Class D, 3.356% 5/15/50 (a)	2,932,000	1,627,034
Morgan Stanley Capital I Trust:
floater Series 2019-AGLN:
Class F, 1 month U.S. LIBOR + 2.600% 2.7836% 3/15/34 (a)(c)(f)	1,500,000	1,174,734
Class G, 1 month U.S. LIBOR + 3.150% 3.3336% 3/15/34 (a)(c)(f)	900,000	702,510
sequential payer Series 2011-C1 Class F, 4.193% 9/15/47 (a)	1,886,000	1,695,142
Series 1998-CF1 Class G, 7.35% 7/15/32 (a)(c)	64,016	65,298
Series 2011-C2:
Class D, 5.4782% 6/15/44 (a)(c)	6,083,000	3,929,319
Class E, 5.4782% 6/15/44 (a)(c)	764,000	450,476
Class F, 5.4782% 6/15/44 (a)(c)	3,015,000	1,266,300
Series 2011-C3:
Class C, 5.2444% 7/15/49 (a)(c)	2,061,000	1,783,049
Class D, 5.2444% 7/15/49 (a)(c)	8,074,000	6,417,834
Class E, 5.2444% 7/15/49 (a)(c)	2,610,000	1,881,207
Class F, 5.2444% 7/15/49 (a)(c)	984,000	658,651
Class G, 5.2444% 7/15/49 (a)(c)	3,536,800	2,162,856
Series 2012-C4 Class D, 5.419% 3/15/45 (a)(c)	1,624,000	832,912
Series 2015-MS1 Class D, 4.0311% 5/15/48 (a)(c)	4,300,000	3,025,790
Series 2015-UBS8 Class D, 3.18% 12/15/48 (a)	2,839,000	1,681,707
Series 2016-BNK2 Class C, 3% 11/15/49 (a)	4,506,000	2,813,785
Series 2017-CLS Class F, 1 month U.S. LIBOR + 2.600% 2.7836% 11/15/34 (a)(c)(f)	916,000	869,591
Series 2018-MP Class E, 4.276% 7/11/40 (a)(c)	2,499,000	1,730,173
Series 2020-CNP Class D, 2.508% 4/5/42 (a)(c)	1,043,000	831,301
Morgan Stanley Dean Witter Capital I Trust Series 2001-TOP3 Class E, 7.6601% 7/15/33 (a)(c)	263,215	268,559
Motel 6 Trust floater:
Series 2017-M6MZ, Class M, 1 month U.S. LIBOR + 6.920% 7.1101% 8/15/24 (a)(c)(f)	967,271	746,713
Series 2017-MTL6, Class F, 1 month U.S. LIBOR + 4.250% 4.4336% 8/15/34 (a)(c)(f)	8,997,045	7,021,121
MRCD Series 2019-PARK Class G, 2.7175% 12/15/36 (a)	3,428,000	2,916,221
MSCG Trust Series 2016-SNR:
Class D, 6.55% 11/15/34 (a)	6,879,050	6,726,213
Class E, 6.8087% 11/15/34 (a)	1,727,200	1,559,182
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 4.851% 9/5/47 (a)(c)	1,014,000	614,635
Natixis Commercial Mortgage Securities Series 2019-10K:
Class E, 4.1346% 5/15/39 (a)(c)	984,000	840,121
Class F, 4.1346% 5/15/39 (a)(c)	3,014,000	2,160,734
Natixis Commercial Mortgage Securities Trust:
floater Series 2018-FL1:
Class WAN1, 1 month U.S. LIBOR + 2.750% 3.564% 6/15/35 (a)(c)(f)	262,000	211,586
Class WAN2, 1 month U.S. LIBOR + 3.750% 4.564% 6/15/35 (a)(c)(f)	222,000	170,940
Series 2018-285M Class F, 3.7904% 11/15/32 (a)(c)	909,000	851,726
Series 2018-TECH:
Class E, 1 month U.S. LIBOR + 2.250% 2.4336% 11/15/34 (a)(c)(f)	638,000	540,767
Class F, 1 month U.S. LIBOR + 3.000% 3.1836% 11/15/34 (a)(c)(f)	96,000	81,212
Class G, 1 month U.S. LIBOR + 4.000% 4.1836% 11/15/34 (a)(c)(f)	572,000	460,067
Series 2019-1776 Class F, 4.2988% 10/15/36 (a)	3,589,000	3,196,315
Series 2020-2PAC:
Class AMZ2, 3.5% 1/15/37 (a)(c)	1,754,950	1,528,096
Class AMZ3, 3.5% 1/15/37 (a)(c)	822,675	669,933
Class MSK3, 3.25% 12/15/36 (a)(c)	855,550	671,471
Progress Residential Series 2019-SFR3 Class F, 3.867% 9/17/36 (a)	1,228,000	1,131,088
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (a)	1,901,191	2,213,842
SG Commercial Mortgage Securities Trust Series 2020-COVE:
Class F, 3.8518% 3/15/37 (a)(c)	3,105,000	2,622,387
Class G, 3.8518% 3/15/37 (a)(c)	858,000	651,574
Sg Commercial Mtg Securities Trust 2019-Pres Series 2019-PREZ Class F, 3.5929% 9/15/39 (a)(c)	3,206,000	2,545,358
TIAA Seasoned Commercial Mortgage Trust Series 2007-C4 Class F, 5.5206% 8/15/39 (c)	4,452,000	4,318,842
UBS Commercial Mortgage Trust:
Series 2012-C1:
Class D, 5.5691% 5/10/45 (a)(c)	3,272,000	2,245,074
Class E, 5% 5/10/45 (a)(c)	1,911,000	978,945
Class F, 5% 5/10/45 (a)(c)	2,484,000	496,800
Series 2018-C8 Class C, 4.7026% 2/15/51 (c)	756,000	669,118
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.238% 6/10/30 (a)(c)	2,090,000	1,765,674
Series 2012-WRM Class C, 4.238% 6/10/30 (a)(c)	890,000	625,861
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class C, 6.0504% 1/10/45 (a)(c)	672,000	539,011
Wells Fargo Commercial Mortgage Trust:
floater Series 2020-SOP Class E, 1 month U.S. LIBOR + 2.710% 2.8936% 1/15/35 (a)(c)(f)	1,066,000	889,820
Series 2010-C1 Class XB, 0.5329% 11/15/43 (a)(c)(d)	21,422,254	25,765
Series 2012-LC5:
Class D, 4.7593% 10/15/45 (a)(c)	6,116,000	5,661,202
Class E, 4.7593% 10/15/45 (a)(c)	1,051,000	894,384
Class F, 4.7593% 10/15/45 (a)(c)	588,000	453,181
Series 2015-NXS4:
Class D, 3.6694% 12/15/48 (c)	1,834,000	1,374,863
Class E, 3.6694% 12/15/48 (a)(c)	2,047,000	1,178,361
Series 2016-BNK1 Class D, 3% 8/15/49 (a)	1,526,000	810,842
Series 2016-C35 Class D, 3.142% 7/15/48 (a)	5,461,000	2,491,533
Series 2016-NXS6 Class D, 3.059% 11/15/49 (a)	4,250,000	2,491,207
Series 2017-RB1 Class D, 3.401% 3/15/50 (a)	1,824,000	1,060,719
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (e)	1,252,600	192,921
Series 2011-C3:
Class D, 5.6803% 3/15/44 (a)(c)	5,103,000	2,188,010
Class E, 5% 3/15/44 (a)	1,258,000	289,427
Class F, 5% 3/15/44 (a)	2,421,350	117,942
Series 2011-C4:
Class D, 5.221% 6/15/44 (a)(c)	1,616,000	1,224,415
Class E, 5.221% 6/15/44 (a)(c)	1,274,000	549,646
Series 2011-C5:
Class D, 5.656% 11/15/44 (a)(c)	2,978,000	2,675,619
Class E, 5.656% 11/15/44 (a)(c)	4,203,655	3,157,860
Class F, 5.25% 11/15/44 (a)(c)	3,930,000	2,722,001
Class G, 5.25% 11/15/44 (a)(c)	1,255,150	791,264
Series 2012-C6 Class D, 5.5783% 4/15/45 (a)(c)	2,707,000	2,436,360
Series 2012-C7:
Class E, 4.8119% 6/15/45 (a)(c)	1,514,000	607,449
Class F, 4.5% 6/15/45 (a)	1,470,000	367,500
Class G, 4.5% 6/15/45 (a)	4,218,750	632,813
Series 2012-C8:
Class D, 4.8843% 8/15/45 (a)(c)	833,000	724,731
Class E, 4.8843% 8/15/45 (a)(c)	1,167,000	934,640
Series 2013-C11:
Class D, 4.2569% 3/15/45 (a)(c)	1,865,000	1,495,530
Class E, 4.2569% 3/15/45 (a)(c)	4,999,000	3,521,833
Series 2013-C13 Class D, 4.1387% 5/15/45 (a)(c)	1,499,000	1,261,854
Series 2013-C16 Class D, 5.0325% 9/15/46 (a)(c)	668,000	370,035
Series 2013-UBS1 Class D, 4.7372% 3/15/46 (a)(c)	2,638,000	2,125,619
Worldwide Plaza Trust Series 2017-WWP Class F, 3.5955% 11/10/36 (a)(c)	4,695,000	3,884,645
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.516% 6/5/35 (a)(c)	1,638,000	1,235,229
Class PR2, 3.516% 6/5/35 (a)(c)	4,354,000	3,209,465
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $660,193,822)		521,398,903
	Shares	Value

Common Stocks - 0.4%
Homebuilders/Real Estate - 0.4%
Colony Capital, Inc.	400,000	804,000
iStar Financial, Inc.	150,000	1,639,500
TOTAL COMMON STOCKS
(Cost $3,508,793)		2,443,500

Preferred Stocks - 3.0%
Convertible Preferred Stocks - 0.2%
Homebuilders/Real Estate - 0.2%
RLJ Lodging Trust Series A, 1.95%	70,550	1,580,320
Nonconvertible Preferred Stocks - 2.8%
Diversified Financial Services - 0.6%
AGNC Investment Corp. Series E 6.50% (c)	116,492	2,608,256
MFA Financial, Inc. Series B, 7.50%	80,525	1,271,490
		3,879,746
Homebuilders/Real Estate - 2.2%
American Homes 4 Rent Series D, 6.50%	85,500	2,218,725
Capstead Mortgage Corp. Series E, 7.50%	87,175	1,989,334
Colony Capital, Inc.:
Series H, 7.125%	76,200	1,162,812
Series I, 7.15%	71,600	1,076,148
Dynex Capital, Inc. Series C 6.90% (c)	51,407	1,143,806
National Storage Affiliates Trust Series A, 6.00%	37,975	1,018,110
Rexford Industrial Realty, Inc. Series B, 5.875%	91,475	2,372,862
Taubman Centers, Inc. Series J, 6.50%	55,202	1,253,085
UMH Properties, Inc. Series C, 6.75%	98,998	2,348,797
		14,583,679

TOTAL NONCONVERTIBLE PREFERRED STOCKS		18,463,425

TOTAL PREFERRED STOCKS
(Cost $22,567,234)		20,043,745
	Principal Amount	Value

Bank Loan Obligations - 4.4%
Air Transportation - 0.3%
Hanjin International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.6736% 10/18/20 (c)(f)(h)	2,120,000	1,823,200
Diversified Financial Services - 1.4%
Extell Boston 5.154% 8/31/21 (c)(e)(h)	1,766,302	1,766,302
Veritas-B Junior Mezz C LLC 10.48% 2/6/21 (c)(e)(h)	7,602,000	7,433,236

TOTAL DIVERSIFIED FINANCIAL SERVICES		9,199,538

Homebuilders/Real Estate - 1.8%
Aragon Junior Mezzanine 1 month U.S. LIBOR + 6.000% 7.25% 1/15/25 (c)(e)(f)(h)	2,450,000	2,437,750
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.9236% 8/21/25 (c)(f)(h)	1,645,175	1,534,126
Invitation Homes Operating Par Tranche B, term loan 3 month U.S. LIBOR + 1.700% 1.8738% 2/6/22 (c)(f)(h)	4,165,000	3,935,925
iStar Financial, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.98% 6/28/23 (c)(f)(h)	3,781,001	3,606,130
Realogy Group LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3% 2/8/25 (c)(f)(h)	93,700	83,172

TOTAL HOMEBUILDERS/REAL ESTATE		11,597,103

Hotels - 0.4%
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.75% 4/27/24 (c)(f)(h)	927,825	776,923
Ryman Hospitality Properties, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 2.18% 5/11/24 (c)(f)(h)	1,712,606	1,606,647

TOTAL HOTELS		2,383,570

Services - 0.3%
Airbnb, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.500% 8.5% 4/17/25 (c)(f)(h)	355,000	360,769
CoreCivic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/18/24 (c)(f)(h)	2,103,375	1,956,139
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 2/27/25 (c)(f)(h)	0	0

TOTAL SERVICES		2,316,908

Telecommunications - 0.2%
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.93% 4/11/25 (c)(f)(h)	1,636,023	1,589,167
TOTAL BANK LOAN OBLIGATIONS
(Cost $30,305,180)		28,909,486

Preferred Securities - 0.0%
Homebuilders/Real Estate - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (a)(e)	3,000,000	60,000
Crest Dartmouth Street 2003-1 Ltd. Series 2003-1A Class PS, 6/28/38 (a)(e)	3,100,000	310
TOTAL PREFERRED SECURITIES
(Cost $6,004,704)		60,310
	Shares	Value

Money Market Funds - 0.5%
Fidelity Cash Central Fund 0.11% (i)
(Cost $3,456,923)	3,456,232	3,456,923
TOTAL INVESTMENT IN SECURITIES - 99.1%
(Cost $812,178,483)		650,229,920
NET OTHER ASSETS (LIABILITIES) - 0.9%		5,968,493
NET ASSETS - 100%		$656,198,413

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $558,911,515 or 85.2% of net assets.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (e) Level 3 security

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $37,131 or 0.0% of net assets.

 (h) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Fannie Mae REMIC Trust Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B4, 3.9106% 6/25/43	9/29/03	$59,407
Fannie Mae REMIC Trust Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B5, 3.9106% 6/25/43	9/29/03	$227

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$289,520
Total	$289,520

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$7,012,886	$7,012,886	$--	$--
Real Estate	15,474,359	13,894,039	1,580,320	--
Corporate Bonds	31,306,077	--	31,306,077	--
Asset-Backed Securities	42,557,680	--	42,556,358	1,322
Collateralized Mortgage Obligations	53,296	--	10,233	43,063
Commercial Mortgage Securities	521,398,903	--	520,867,422	531,481
Bank Loan Obligations	28,909,486	--	17,272,198	11,637,288
Preferred Securities	60,310	--	--	60,310
Money Market Funds	3,456,923	3,456,923	--	--
Total Investments in Securities:	$650,229,920	$24,363,848	$613,592,608	$12,273,464

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Bank Loan Obligations
Beginning Balance	$14,253,974
Net Realized Gain (Loss) on Investment Securities	(436)
Net Unrealized Gain (Loss) on Investment Securities	(315,185)
Cost of Purchases	2,449,966
Proceeds of Sales	(581,009)
Amortization/Accretion	(88,322)
Transfers into Level 3	--
Transfers out of Level 3	(4,081,700)
Ending Balance	$11,637,288
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2020	$(315,185)
Other Investments in Securities
Beginning Balance	135,213
Net Realized Gain (Loss) on Investment Securities	(58,938)
Net Unrealized Gain (Loss) on Investment Securities	(1,874,242)
Cost of Purchases	336,677
Proceeds of Sales	(21,271)
Amortization/Accretion	(358,225)
Transfers into Level 3	2,476,962
Transfers out of Level 3	--
Ending Balance	$636,176
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2020	$(1,919,620)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2020
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $808,721,560)	$646,772,997
Fidelity Central Funds (cost $3,456,923)	3,456,923
Total Investment in Securities (cost $812,178,483)		$650,229,920
Receivable for investments sold		12,476,533
Dividends receivable		58,265
Interest receivable		3,205,622
Distributions receivable from Fidelity Central Funds		2,418
Prepaid expenses		162
Other receivables		252
Total assets		665,973,172
Liabilities
Payable to custodian bank	$4,608,329
Payable for investments purchased
Regular delivery	2,915,904
Delayed delivery	1,555,000
Distributions payable	186,110
Accrued management fee	385,541
Other affiliated payables	33,420
Other payables and accrued expenses	90,455
Total liabilities		9,774,759
Net Assets		$656,198,413
Net Assets consist of:
Paid in capital		$834,671,690
Total accumulated earnings (loss)		(178,473,277)
Net Assets		$656,198,413
Net Asset Value, offering price and redemption price per share ($656,198,413 ÷ 94,842,400 shares)		$6.92

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2020
Investment Income
Dividends		$751,844
Interest		17,559,306
Income from Fidelity Central Funds		289,520
Total income		18,600,670
Expenses
Management fee	$2,691,500
Transfer agent fees	57,556
Accounting fees and expenses	170,198
Custodian fees and expenses	9,108
Independent trustees' fees and expenses	2,285
Audit	97,496
Legal	1,091
Miscellaneous	3,585
Total expenses before reductions	3,032,819
Expense reductions	(4,977)
Total expenses after reductions		3,027,842
Net investment income (loss)		15,572,828
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(10,322,959)
Fidelity Central Funds	2,775
Total net realized gain (loss)		(10,320,184)
Change in net unrealized appreciation (depreciation) on investment securities		(167,086,835)
Net gain (loss)		(177,407,019)
Net increase (decrease) in net assets resulting from operations		$(161,834,191)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2020	Year ended November 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,572,828	$35,127,955
Net realized gain (loss)	(10,320,184)	807,480
Change in net unrealized appreciation (depreciation)	(167,086,835)	26,266,392
Net increase (decrease) in net assets resulting from operations	(161,834,191)	62,201,827
Distributions to shareholders	(16,584,858)	(35,999,475)
Share transactions
Proceeds from sales of shares	65,582,500	130,445,698
Reinvestment of distributions	14,697,653	30,268,155
Cost of shares redeemed	(67,185,968)	(98,384,669)
Net increase (decrease) in net assets resulting from share transactions	13,094,185	62,329,184
Total increase (decrease) in net assets	(165,324,864)	88,531,536
Net Assets
Beginning of period	821,523,277	732,991,741
End of period	$656,198,413	$821,523,277
Other Information
Shares
Sold	8,870,042	14,895,476
Issued in reinvestment of distributions	1,880,433	3,499,304
Redeemed	(9,538,314)	(11,621,345)
Net increase (decrease)	1,212,161	6,773,435

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Real Estate High Income Fund

	Six months ended May 31,	Years endedNovember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$8.77	$8.44	$8.60	$8.51	$8.80	$8.99
Income from Investment Operations
Net investment income (loss)A	.163	.418	.417	.433	.451	.539
Net realized and unrealized gain (loss)	(1.839)	.338	(.148)	.064	(.343)	(.190)
Total from investment operations	(1.676)	.756	.269	.497	.108	.349
Distributions from net investment income	(.174)	(.426)	(.429)	(.407)	(.398)	(.462)
Distributions from net realized gain	–	–	–	–	–	(.050)
Tax return of capital	–	–	–	–	–	(.027)
Total distributions	(.174)	(.426)	(.429)	(.407)	(.398)	(.539)
Net asset value, end of period	$6.92	$8.77	$8.44	$8.60	$8.51	$8.80
Total ReturnB,C	(19.33)%	9.15%	3.23%	5.94%	1.26%	3.96%
Ratios to Average Net AssetsD,E
Expenses before reductions	.79%F	.80%	.80%	.80%	.80%	.80%
Expenses net of fee waivers, if any	.79%F	.80%	.80%	.80%	.80%	.80%
Expenses net of all reductions	.79%F	.79%	.80%	.80%	.80%	.80%
Net investment income (loss)	4.06%F	4.83%	4.91%	5.03%	5.23%	6.05%
Supplemental Data
Net assets, end of period (000 omitted)	$656,198	$821,523	$732,992	$1,103,106	$1,033,232	$1,052,173
Portfolio turnover rateG	26%F	26%	13%H	18%	19%	20%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2020

1. Organization.

Fidelity Real Estate High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

The Fund attempts to obtain prices from one or more third party pricing vendors or brokers. For certain securities, independent prices may be unavailable, unreliable or limited to a single third party pricing vendor or broker, and the values reflected may differ from the amount that would be realized if the securities were sold.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Bank Loan Obligations	$ 11,637,288	Discounted cash flow	Yield	5.2% - 25.8% / 23.8%	Decrease
Preferred Securities	$ 60,310	Recovery value	Recovery value	0.0% - 2.0% / 2.0%	Increase
Commercial Mortgage Securities	$ 531,481	Recovery value	Recovery value	8.0% - 15.4% / 10.7%	Increase
Asset-Backed Securities	$ 1,322	Recovery value	Recovery value	0.0%	Increase
Collateralized Mortgage Obligations	$ 43,063	Discounted cash flow	Yield	7.0%	Decrease
			Spread	3.0% - 6.0% / 5.8%	Decrease
		Recovery value	Recovery value	0.0% - 2.2% / 2.0%	Increase

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2020, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For certain lower credit quality securitized assets that have contractual cash flows (for example, asset backed securities, collateralized mortgage obligations and commercial mortgage-backed securities), changes in estimated cash flows are periodically evaluated and the estimated yield is adjusted on a prospective basis, resulting in increases or decreases to Interest Income in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to certain conversion ratio adjustments, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and expiring capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,726,303
Gross unrealized depreciation	(166,676,751)
Net unrealized appreciation (depreciation)	$(161,950,448)
Tax cost	$812,180,368

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(2,208,419)
Long-term	(4,056,145)
Total capital loss carryforward	$(6,264,564)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Real Estate High Income Fund	156,452,197	94,531,470

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .02% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Real Estate High Income Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Real Estate High Income Fund	$546

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Real Estate High Income Fund	$1,016

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $498 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $3,651.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $828.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, three otherwise unaffiliated shareholders were the owners of record of approximately 57% of the total outstanding shares of the Fund.

9. Credit and Liquidity Risk.

The Fund invests a significant portion of its assets in below investment grade securities with contractual cash flows, such as asset backed securities, collateralized mortgage obligations and commercial mortgage backed securities. As these securities have a higher degree of sensitivity to changes in economic conditions, including real estate values, the risk of default is higher, and the liquidity and/or value of such securities may be adversely affected.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2019 to May 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2019	Ending Account Value May 31, 2020	Expenses Paid During Period-B December 1, 2019 to May 31, 2020
Actual	.79%	$1,000.00	$806.70	$3.57
Hypothetical-C		$1,000.00	$1,021.05	$3.99

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Real Estate High Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

Approval of Amended and Restated Advisory Contracts. At its November 2019 meeting, the Board unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) for a stub period of January 1, 2020 through January 31, 2020 in connection with a consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FMR Co., Inc. (FMRC) expected to merge with and into FMR and, after the merger, FMR expected to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FMRC upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile and considered that the definition of "group assets" for purposes of the fund's group fee would be modified to avoid double-counting assets once the reorganization is complete. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees paid by the fund.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes for the fund in March 2019 and October 2019. The Board will continue to monitor closely the fund's performance, taking into account the portfolio management changes.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2019, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Real Estate High Income Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 (December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Real Estate High Income Fund

The Board noted that the fund's management fee rate ranked above the median of its Total Mapped Group and above the median of its ASPG for the 12-month period ended June 30, 2019. The Board considered that the fund is a specialized institutional product that, unlike the majority of funds in its peer group, primarily invests in lower quality commercial mortgage-backed securities and other real estate-related investments, which require significant proprietary research and investment expertise. FMR has not identified any other similar, publicly-available open-end funds.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked above the competitive median for the 12-month period ended June 30, 2019. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of the fund is above the competitive median due to the fund's higher than standard management fee, which reflects the fund's specialized investment strategy as discussed above.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Amended and Restated Contracts should be approved and the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

REHI-SANN-0720
1.723505.121

Fidelity Advisor® Dividend Growth Fund

Semi-Annual Report

May 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2020

% of fund's net assets
Exxon Mobil Corp.	5.0
Altria Group, Inc.	4.0
Cisco Systems, Inc.	3.9
Bank of America Corp.	3.8
Comcast Corp. Class A	3.6
Wells Fargo & Co.	3.4
JPMorgan Chase & Co.	3.2
UnitedHealth Group, Inc.	3.1
General Electric Co.	2.8
Apple, Inc.	2.2
35.0

Top Five Market Sectors as of May 31, 2020

% of fund's net assets
Financials	23.9
Information Technology	13.9
Industrials	12.9
Consumer Discretionary	10.8
Energy	10.3

Asset Allocation (% of fund's net assets)

As of May 31, 2020*
Stocks	99.1%
Short-Term Investments and Net Other Assets (Liabilities)	0.9%

 * Foreign investments - 4.8%

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value (000s)
COMMUNICATION SERVICES - 8.0%
Media - 8.0%
Comcast Corp. Class A	766,050	$30,336
Discovery Communications, Inc. Class A (a)(b)	163,400	3,554
Interpublic Group of Companies, Inc.	725,000	12,405
Liberty Media Corp. Liberty SiriusXM Series A (a)	50,500	1,843
Nexstar Broadcasting Group, Inc. Class A	10,600	883
Omnicom Group, Inc.	213,600	11,703
ViacomCBS, Inc. Class B	329,900	6,842
		67,566
CONSUMER DISCRETIONARY - 10.8%
Auto Components - 2.1%
BorgWarner, Inc.	297,100	9,552
Lear Corp.	80,800	8,569
		18,121
Automobiles - 1.8%
General Motors Co.	454,900	11,773
Harley-Davidson, Inc. (b)	144,200	3,077
		14,850
Distributors - 1.0%
LKQ Corp. (a)	297,000	8,156
Diversified Consumer Services - 1.1%
H&R Block, Inc. (b)	538,700	9,158
Household Durables - 2.6%
Lennar Corp. Class A	123,900	7,491
Whirlpool Corp. (b)	122,500	14,923
		22,414
Textiles, Apparel & Luxury Goods - 2.2%
Hanesbrands, Inc. (b)	208,800	2,059
PVH Corp.	175,900	7,998
Tapestry, Inc.	619,800	8,429
		18,486

TOTAL CONSUMER DISCRETIONARY		91,185

CONSUMER STAPLES - 5.6%
Household Products - 1.6%
Energizer Holdings, Inc.	123,500	5,419
Spectrum Brands Holdings, Inc.	161,985	7,665
		13,084
Tobacco - 4.0%
Altria Group, Inc.	873,473	34,109

TOTAL CONSUMER STAPLES		47,193

ENERGY - 10.3%
Energy Equipment & Services - 0.5%
Halliburton Co.	347,100	4,078
Oil, Gas & Consumable Fuels - 9.8%
Chevron Corp.	90,300	8,281
Equinor ASA sponsored ADR (b)	639,400	9,329
Exxon Mobil Corp.	939,722	42,730
Phillips 66 Co.	191,700	15,002
Valero Energy Corp.	109,300	7,284
		82,626

TOTAL ENERGY		86,704

FINANCIALS - 23.9%
Banks - 17.1%
Bank of America Corp.	1,338,803	32,292
Citigroup, Inc.	139,400	6,679
Comerica, Inc.	75,800	2,755
Fifth Third Bancorp	422,300	8,188
JPMorgan Chase & Co.	275,793	26,837
M&T Bank Corp.	95,200	10,059
PNC Financial Services Group, Inc.	131,800	15,030
U.S. Bancorp	386,800	13,755
Wells Fargo & Co.	1,086,890	28,770
		144,365
Capital Markets - 0.8%
Raymond James Financial, Inc.	99,800	6,914
Consumer Finance - 2.8%
American Express Co.	17,500	1,664
Discover Financial Services	333,900	15,864
Synchrony Financial	316,600	6,449
		23,977
Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc. Class B (a)	71,600	13,288
Insurance - 1.6%
American International Group, Inc.	172,900	5,197
The Travelers Companies, Inc.	76,100	8,141
		13,338

TOTAL FINANCIALS		201,882

HEALTH CARE - 10.1%
Biotechnology - 0.1%
AbbVie, Inc.	9,600	890
Health Care Equipment & Supplies - 0.3%
Envista Holdings Corp. (a)	123,100	2,602
Health Care Providers & Services - 8.5%
Anthem, Inc.	53,100	15,617
Cigna Corp.	87,700	17,305
CVS Health Corp.	185,500	12,163
UnitedHealth Group, Inc.	85,997	26,216
		71,301
Pharmaceuticals - 1.2%
Bayer AG	116,300	7,950
Bristol-Myers Squibb Co.	38,200	2,281
		10,231

TOTAL HEALTH CARE		85,024

INDUSTRIALS - 12.9%
Aerospace & Defense - 0.4%
The Boeing Co.	24,300	3,544
Air Freight & Logistics - 1.8%
FedEx Corp.	41,500	5,418
United Parcel Service, Inc. Class B	97,800	9,752
		15,170
Electrical Equipment - 0.3%
AMETEK, Inc.	26,100	2,394
Industrial Conglomerates - 2.8%
General Electric Co.	3,526,100	23,166
Machinery - 5.2%
Allison Transmission Holdings, Inc.	130,143	4,909
Caterpillar, Inc.	28,600	3,436
Cummins, Inc.	67,200	11,397
Fortive Corp.	49,700	3,031
PACCAR, Inc.	166,400	12,290
Snap-On, Inc.	70,600	9,156
		44,219
Professional Services - 1.0%
Nielsen Holdings PLC	406,700	5,649
Robert Half International, Inc.	55,000	2,791
		8,440
Road & Rail - 0.9%
Knight-Swift Transportation Holdings, Inc. Class A (b)	132,200	5,501
Ryder System, Inc.	71,000	2,432
		7,933
Trading Companies & Distributors - 0.5%
HD Supply Holdings, Inc. (a)	135,205	4,287

TOTAL INDUSTRIALS		109,153

INFORMATION TECHNOLOGY - 13.9%
Communications Equipment - 3.9%
Cisco Systems, Inc.	687,400	32,871
IT Services - 2.0%
Amdocs Ltd.	110,700	6,892
Cognizant Technology Solutions Corp. Class A	182,200	9,657
		16,549
Software - 4.3%
Microsoft Corp.	76,500	14,019
Oracle Corp.	231,900	12,469
SS&C Technologies Holdings, Inc.	168,000	9,726
		36,214
Technology Hardware, Storage & Peripherals - 3.7%
Apple, Inc.	57,824	18,385
HP, Inc.	874,000	13,232
		31,617

TOTAL INFORMATION TECHNOLOGY		117,251

MATERIALS - 3.0%
Chemicals - 3.0%
DuPont de Nemours, Inc.	150,300	7,625
LyondellBasell Industries NV Class A	179,100	11,419
Valvoline, Inc.	212,000	3,890
W.R. Grace & Co.	55,000	2,871
		25,805
REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
National Retail Properties, Inc.	64,700	2,031
Realty Income Corp.	30,800	1,704
Simon Property Group, Inc.	27,100	1,564
		5,299
TOTAL COMMON STOCKS
(Cost $868,087)		837,062

Money Market Funds - 2.9%
Fidelity Cash Central Fund 0.11% (c)	5,628,749	5,630
Fidelity Securities Lending Cash Central Fund 0.10% (c)(d)	19,205,997	19,208
TOTAL MONEY MARKET FUNDS
(Cost $24,838)		24,838
TOTAL INVESTMENT IN SECURITIES - 102.0%
(Cost $892,925)		861,900
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(16,887)
NET ASSETS - 100%		$845,013

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$31
Fidelity Securities Lending Cash Central Fund	85
Total	$116

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$67,566	$67,566	$--	$--
Consumer Discretionary	91,185	91,185	--	--
Consumer Staples	47,193	47,193	--	--
Energy	86,704	86,704	--	--
Financials	201,882	201,882	--	--
Health Care	85,024	77,074	7,950	--
Industrials	109,153	109,153	--	--
Information Technology	117,251	117,251	--	--
Materials	25,805	25,805	--	--
Real Estate	5,299	5,299	--	--
Money Market Funds	24,838	24,838	--	--
Total Investments in Securities:	$861,900	$853,950	$7,950	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $18,516) — See accompanying schedule: Unaffiliated issuers (cost $868,087)	$837,062
Fidelity Central Funds (cost $24,838)	24,838
Total Investment in Securities (cost $892,925)		$861,900
Cash		139
Receivable for fund shares sold		486
Dividends receivable		3,170
Distributions receivable from Fidelity Central Funds		18
Other receivables		1
Total assets		865,714
Liabilities
Payable for fund shares redeemed	$869
Accrued management fee	188
Distribution and service plan fees payable	222
Other affiliated payables	150
Other payables and accrued expenses	63
Collateral on securities loaned	19,209
Total liabilities		20,701
Net Assets		$845,013
Net Assets consist of:
Paid in capital		$876,404
Total accumulated earnings (loss)		(31,391)
Net Assets		$845,013
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($329,433 ÷ 24,124 shares)(a)		$13.66
Maximum offering price per share (100/94.25 of $13.66)		$14.49
Class M:
Net Asset Value and redemption price per share ($292,112 ÷ 21,519 shares)(a)		$13.57
Maximum offering price per share (100/96.50 of $13.57)		$14.06
Class C:
Net Asset Value and offering price per share ($53,954 ÷ 4,221 shares)(a)		$12.78
Class I:
Net Asset Value, offering price and redemption price per share ($149,871 ÷ 10,276 shares)		$14.58
Class Z:
Net Asset Value, offering price and redemption price per share ($19,643 ÷ 1,322 shares)		$14.86

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2020 (Unaudited)
Investment Income
Dividends		$13,056
Income from Fidelity Central Funds (including $85 from security lending)		116
Total income		13,172
Expenses
Management fee
Basic fee	$2,447
Performance adjustment	(1,013)
Transfer agent fees	862
Distribution and service plan fees	1,561
Accounting fees	155
Custodian fees and expenses	22
Independent trustees' fees and expenses	3
Registration fees	38
Audit	33
Legal	7
Interest	2
Miscellaneous	26
Total expenses before reductions	4,143
Expense reductions	(43)
Total expenses after reductions		4,100
Net investment income (loss)		9,072
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,369)
Fidelity Central Funds	(1)
Total net realized gain (loss)		(2,370)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(174,214)
Assets and liabilities in foreign currencies	2
Total change in net unrealized appreciation (depreciation)		(174,212)
Net gain (loss)		(176,582)
Net increase (decrease) in net assets resulting from operations		$(167,510)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2020 (Unaudited)	Year ended November 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,072	$13,879
Net realized gain (loss)	(2,370)	33,318
Change in net unrealized appreciation (depreciation)	(174,212)	70,218
Net increase (decrease) in net assets resulting from operations	(167,510)	117,415
Distributions to shareholders	(46,867)	(142,301)
Share transactions - net increase (decrease)	5,406	49,687
Total increase (decrease) in net assets	(208,971)	24,801
Net Assets
Beginning of period	1,053,984	1,029,183
End of period	$845,013	$1,053,984

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Dividend Growth Fund Class A

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$17.06	$17.97	$20.01	$16.90	$17.35	$19.65
Income from Investment Operations
Net investment income (loss)A	.15	.24B	.28	.25	.21	.20
Net realized and unrealized gain (loss)	(2.77)	1.39	.58	3.07	.46	(.34)C
Total from investment operations	(2.62)	1.63	.86	3.32	.67	(.14)
Distributions from net investment income	(.25)	(.27)	(.26)	(.21)	(.18)	(.19)
Distributions from net realized gain	(.54)	(2.27)	(2.65)	–	(.94)	(1.96)
Total distributions	(.78)D	(2.54)	(2.90)E	(.21)	(1.12)	(2.16)F
Net asset value, end of period	$13.66	$17.06	$17.97	$20.01	$16.90	$17.35
Total ReturnG,H,I	(16.18)%	12.84%	4.69%	19.81%	4.36%	(.41)%C
Ratios to Average Net AssetsJ,K
Expenses before reductions	.81%L	.82%	.84%	.85%	.90%	1.01%
Expenses net of fee waivers, if any	.81%L	.82%	.84%	.85%	.90%	1.00%
Expenses net of all reductions	.81%L	.81%	.83%	.84%	.90%	1.00%
Net investment income (loss)	2.07%L	1.53%B	1.58%	1.36%	1.33%	1.13%
Supplemental Data
Net assets, end of period (in millions)	$329	$421	$353	$376	$355	$356
Portfolio turnover rateM	104%L	75%	110%	73%	31%	56%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.28%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (.51)%

 D Total distributions of $.78 per share is comprised of distributions from net investment income of $.247 and distributions from net realized gain of $.536 per share.

 E Total distributions of $2.90 per share is comprised of distributions from net investment income of $.255 and distributions from net realized gain of $2.648 per share.

 F Total distributions of $2.16 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $1.962 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Total returns do not include the effect of the sales charges.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Dividend Growth Fund Class M

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$16.94	$17.85	$19.90	$16.81	$17.25	$19.55
Income from Investment Operations
Net investment income (loss)A	.13	.20B	.24	.20	.17	.15
Net realized and unrealized gain (loss)	(2.76)	1.39	.57	3.05	.47	(.34)C
Total from investment operations	(2.63)	1.59	.81	3.25	.64	(.19)
Distributions from net investment income	(.21)	(.23)	(.21)	(.16)	(.14)	(.15)
Distributions from net realized gain	(.54)	(2.27)	(2.65)	–	(.94)	(1.96)
Total distributions	(.74)D	(2.50)	(2.86)	(.16)	(1.08)	(2.11)
Net asset value, end of period	$13.57	$16.94	$17.85	$19.90	$16.81	$17.25
Total ReturnE,F,G	(16.32)%	12.59%	4.38%	19.50%	4.15%	(.67)%C
Ratios to Average Net AssetsH,I
Expenses before reductions	1.06%J	1.07%	1.09%	1.09%	1.14%	1.24%
Expenses net of fee waivers, if any	1.05%J	1.07%	1.09%	1.09%	1.14%	1.24%
Expenses net of all reductions	1.05%J	1.06%	1.08%	1.09%	1.14%	1.24%
Net investment income (loss)	1.83%J	1.28%B	1.33%	1.11%	1.09%	.89%
Supplemental Data
Net assets, end of period (in millions)	$292	$376	$363	$374	$351	$372
Portfolio turnover rateK	104%J	75%	110%	73%	31%	56%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.03%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (.77)%

 D Total distributions of $.74 per share is comprised of distributions from net investment income of $.206 and distributions from net realized gain of $.536 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Dividend Growth Fund Class C

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$15.92	$16.92	$19.00	$16.06	$16.53	$18.82
Income from Investment Operations
Net investment income (loss)A	.09	.11B	.14	.10	.09	.06
Net realized and unrealized gain (loss)	(2.61)	1.29	.54	2.92	.44	(.32)C
Total from investment operations	(2.52)	1.40	.68	3.02	.53	(.26)
Distributions from net investment income	(.08)	(.14)	(.12)	(.08)	(.06)	(.06)
Distributions from net realized gain	(.54)	(2.27)	(2.65)	–	(.94)	(1.96)
Total distributions	(.62)	(2.40)D	(2.76)E	(.08)	(1.00)	(2.03)F
Net asset value, end of period	$12.78	$15.92	$16.92	$19.00	$16.06	$16.53
Total ReturnG,H,I	(16.56)%	11.98%	3.86%	18.88%	3.58%	(1.16)%C
Ratios to Average Net AssetsJ,K
Expenses before reductions	1.61%L	1.62%	1.61%	1.61%	1.66%	1.76%
Expenses net of fee waivers, if any	1.61%L	1.61%	1.61%	1.61%	1.66%	1.76%
Expenses net of all reductions	1.60%L	1.61%	1.60%	1.61%	1.66%	1.76%
Net investment income (loss)	1.27%L	.73%B	.81%	.59%	.57%	.37%
Supplemental Data
Net assets, end of period (in millions)	$54	$71	$137	$160	$154	$167
Portfolio turnover rateM	104%L	75%	110%	73%	31%	56%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .48%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (1.26)%

 D Total distributions of $2.40 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $2.268 per share.

 E Total distributions of $2.76 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $2.648 per share.

 F Total distributions of $2.03 per share is comprised of distributions from net investment income of $.064 and distributions from net realized gain of $1.962 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Total returns do not include the effect of the contingent deferred sales charge.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Dividend Growth Fund Class I

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$18.18	$18.97	$20.97	$17.70	$18.12	$20.42
Income from Investment Operations
Net investment income (loss)A	.18	.29B	.34	.30	.26	.25
Net realized and unrealized gain (loss)	(2.96)	1.50	.61	3.21	.49	(.35)C
Total from investment operations	(2.78)	1.79	.95	3.51	.75	(.10)
Distributions from net investment income	(.28)	(.31)	(.30)	(.24)	(.22)	(.24)
Distributions from net realized gain	(.54)	(2.27)	(2.65)	–	(.94)	(1.96)
Total distributions	(.82)	(2.58)	(2.95)	(.24)	(1.17)D	(2.20)
Net asset value, end of period	$14.58	$18.18	$18.97	$20.97	$17.70	$18.12
Total ReturnE,F	(16.13)%	13.13%	4.93%	20.07%	4.60%	(.14)%C
Ratios to Average Net AssetsG,H
Expenses before reductions	.57%I	.58%	.60%	.61%	.67%	.76%
Expenses net of fee waivers, if any	.57%I	.58%	.60%	.61%	.67%	.76%
Expenses net of all reductions	.56%I	.57%	.59%	.60%	.66%	.76%
Net investment income (loss)	2.31%I	1.77%B	1.82%	1.59%	1.57%	1.37%
Supplemental Data
Net assets, end of period (in millions)	$150	$173	$166	$170	$123	$125
Portfolio turnover rateJ	104%I	75%	110%	73%	31%	56%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.52%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (.24)%

 D Total distributions of $1.17 per share is comprised of distributions from net investment income of $.224 and distributions from net realized gain of $.941 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Dividend Growth Fund Class Z

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$18.51	$19.28	$21.27	$17.95	$18.36	$20.44
Income from Investment Operations
Net investment income (loss)A	.19	.32B	.38	.34	.29	.28
Net realized and unrealized gain (loss)	(3.00)	1.52	.62	3.24	.50	(.35)C
Total from investment operations	(2.81)	1.84	1.00	3.58	.79	(.07)
Distributions from net investment income	(.31)	(.34)	(.34)	(.26)	(.26)	(.05)
Distributions from net realized gain	(.54)	(2.27)	(2.65)	–	(.94)	(1.96)
Total distributions	(.84)D	(2.61)	(2.99)	(.26)	(1.20)	(2.01)
Net asset value, end of period	$14.86	$18.51	$19.28	$21.27	$17.95	$18.36
Total ReturnE,F	(15.99)%	13.25%	5.10%	20.21%	4.80%	(.01)%C
Ratios to Average Net AssetsG,H
Expenses before reductions	.42%I	.43%	.45%	.45%	.49%	.59%
Expenses net of fee waivers, if any	.42%I	.43%	.45%	.45%	.49%	.59%
Expenses net of all reductions	.41%I	.42%	.44%	.44%	.49%	.59%
Net investment income (loss)	2.46%I	1.92%B	1.98%	1.76%	1.74%	1.54%
Supplemental Data
Net assets, end of period (in millions)	$20	$13	$10	$7	$2	$9
Portfolio turnover rateJ	104%I	75%	110%	73%	31%	56%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.67%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (.11)%

 D Total distributions of $.84 per share is comprised of distributions from net investment income of $.308 and distributions from net realized gain of $.536 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2020
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Dividend Growth Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$97,689
Gross unrealized depreciation	(133,823)
Net unrealized appreciation (depreciation)	$(36,134)
Tax cost	$898,034

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Dividend Growth Fund	477,596	512,302

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20 % of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Class I of the Fund as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .31% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$454	$8
Class M	.25%	.25%	806	7
Class C	.75%	.25%	301	27
			$1,561	$42

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$46
Class M	7
Class C(a)	3
$56

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Effective February 1, 2020, the Board approved to change the fee for Class Z from .046% to .044%.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$341.19
Class M	291.18
Class C	71.24
Class I	156.20
Class Z	3.04
	$862

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Dividend Growth Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Dividend Growth Fund	$19

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Advisor Dividend Growth Fund	Borrower	$6,585	1.84%	$2

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Advisor Dividend Growth Fund	$1

During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Total fees paid by the Fund to NFS, as lending agent, amounted to $8. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $30 for the period.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $2.

In addition, during the period the investment adviser or an affiliate reimbursed the Fund $11 for an operational error which is included in the accompanying Statement of Operations.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2020	Year ended November 30, 2019
Distributions to shareholders
Class A	$19,240	$49,025
Class M	16,418	50,352
Class C	2,743	19,304
Class I	7,861	22,201
Class Z	605	1,419
Total	$46,867	$142,301

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2020	Year ended November 30, 2019	Six months ended May 31, 2020	Year ended November 30, 2019
Class A
Shares sold	1,737	6,265	$24,505	$95,563
Reinvestment of distributions	1,076	3,375	18,007	45,399
Shares redeemed	(3,358)	(4,633)	(47,708)	(71,279)
Net increase (decrease)	(545)	5,007	$(5,196)	$69,683
Class M
Shares sold	2,177	3,142	$30,438	$47,904
Reinvestment of distributions	972	3,701	16,182	49,551
Shares redeemed	(3,811)	(4,970)	(55,193)	(75,690)
Net increase (decrease)	(662)	1,873	$(8,573)	$21,765
Class C
Shares sold	431	847	$5,817	$12,122
Reinvestment of distributions	168	1,492	2,648	18,858
Shares redeemed	(832)	(5,981)	(11,126)	(85,655)
Net increase (decrease)	(233)	(3,642)	$(2,661)	$(54,675)
Class I
Shares sold	2,310	2,088	$35,245	$34,451
Reinvestment of distributions	411	1,453	7,332	20,776
Shares redeemed	(1,985)	(2,739)	(29,846)	(45,066)
Net increase (decrease)	736	802	$12,731	$10,161
Class Z
Shares sold	903	267	$13,755	$4,519
Reinvestment of distributions	30	90	545	1,311
Shares redeemed	(327)	(184)	(5,195)	(3,077)
Net increase (decrease)	606	173	$9,105	$2,753

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2019 to May 31, 2020).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2019	Ending Account Value May 31, 2020	Expenses Paid During Period-B December 1, 2019 to May 31, 2020
Class A	.81%
Actual		$1,000.00	$838.20	$3.72
Hypothetical-C		$1,000.00	$1,020.95	$4.09
Class M	1.05%
Actual		$1,000.00	$836.80	$4.82
Hypothetical-C		$1,000.00	$1,019.75	$5.30
Class C	1.61%
Actual		$1,000.00	$834.40	$7.38
Hypothetical-C		$1,000.00	$1,016.95	$8.12
Class I	.57%
Actual		$1,000.00	$838.70	$2.62
Hypothetical-C		$1,000.00	$1,022.15	$2.88
Class Z	.42%
Actual		$1,000.00	$840.10	$1.93
Hypothetical-C		$1,000.00	$1,022.90	$2.12

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Dividend Growth Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes for the fund in April 2017 and January 2018. The Board will continue to monitor closely the fund's performance, taking into account the portfolio management changes.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2019, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Advisor Dividend Growth Fund

2019 Total Return % vs. Morningstar Large Blend and S&P 500:
75% beaten
25% beaten
Benchmark
Class Z
Class C
12.00
10.00
8.00
6.00
4.00
10.42
10.50
9.32
8.03
5.32
1 Year
50.0
45.0
40.0
35.0
30.0
48.9
47.9
38.5
38.1
33.8
3 Year
70.0
60.0
50.0
40.0
30.0
66.3
61.6
46.4
45.3
38.1
5 Year

% Beaten

Class A	51%	20%	20%
Class C	43%	13%	13%
Class I	55%	23%	26%
Class M	46%	17%	18%
Class Z	56%	26%	28%

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 (December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity Advisor Dividend Growth Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2019. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for the 12-month period ended June 30, 2019.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

ADGF-SANN-0720
1.721239.121

Fidelity Advisor® Series Small Cap Fund

Semi-Annual Report

May 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2020

% of fund's net assets
BJ's Wholesale Club Holdings, Inc.	2.4
Chemed Corp.	2.1
Generac Holdings, Inc.	1.8
Charles River Laboratories International, Inc.	1.7
SYNNEX Corp.	1.6
ICON PLC	1.5
Nomad Foods Ltd.	1.5
First Citizens Bancshares, Inc.	1.4
Murphy U.S.A., Inc.	1.4
Tetra Tech, Inc.	1.4
16.8

Top Five Market Sectors as of May 31, 2020

% of fund's net assets
Information Technology	19.8
Industrials	17.9
Health Care	17.8
Financials	14.1
Consumer Discretionary	10.6

Asset Allocation (% of fund's net assets)

As of May 31, 2020*
Stocks	98.9%
Short-Term Investments and Net Other Assets (Liabilities)	1.1%

 * Foreign investments - 11.7%

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
COMMUNICATION SERVICES - 3.0%
Media - 2.7%
Cogeco Communications, Inc.	41,400	$3,091,657
Gray Television, Inc. (a)	305,300	4,255,882
The New York Times Co. Class A	84,400	3,311,012
		10,658,551
Wireless Telecommunication Services - 0.3%
Boingo Wireless, Inc. (a)	84,900	1,163,130

TOTAL COMMUNICATION SERVICES		11,821,681

CONSUMER DISCRETIONARY - 10.6%
Diversified Consumer Services - 0.6%
Grand Canyon Education, Inc. (a)	24,200	2,361,678
Hotels, Restaurants & Leisure - 2.2%
Churchill Downs, Inc.	39,600	5,253,732
Hilton Grand Vacations, Inc. (a)	49,056	1,056,666
Planet Fitness, Inc. (a)(b)	41,000	2,649,830
		8,960,228
Household Durables - 3.8%
Cavco Industries, Inc. (a)	21,600	4,108,104
Taylor Morrison Home Corp. (a)	198,400	3,835,072
TopBuild Corp. (a)	32,600	3,738,894
TRI Pointe Homes, Inc. (a)	255,200	3,654,464
		15,336,534
Leisure Products - 1.1%
Brunswick Corp.	18,300	1,006,683
Clarus Corp.	139,097	1,460,519
YETI Holdings, Inc. (a)	56,000	1,797,600
		4,264,802
Multiline Retail - 0.9%
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	41,500	3,795,175
Specialty Retail - 1.4%
Murphy U.S.A., Inc. (a)	49,100	5,700,510
Textiles, Apparel & Luxury Goods - 0.6%
Carter's, Inc.	27,100	2,328,161

TOTAL CONSUMER DISCRETIONARY		42,747,088

CONSUMER STAPLES - 3.9%
Food & Staples Retailing - 2.4%
BJ's Wholesale Club Holdings, Inc. (a)(b)	268,920	9,681,121
Food Products - 1.5%
Nomad Foods Ltd. (a)	282,300	5,979,114

TOTAL CONSUMER STAPLES		15,660,235

ENERGY - 1.1%
Energy Equipment & Services - 0.3%
Cactus, Inc.	62,800	1,198,224
Oil, Gas & Consumable Fuels - 0.8%
Hess Midstream LP	98,799	1,918,677
Rattler Midstream LP	148,700	1,250,567
		3,169,244

TOTAL ENERGY		4,367,468

FINANCIALS - 14.1%
Banks - 5.6%
ConnectOne Bancorp, Inc.	265,576	3,893,344
First Citizens Bancshares, Inc.	15,200	5,852,000
First Interstate Bancsystem, Inc.	101,000	3,156,250
Independent Bank Corp., Massachusetts	38,200	2,653,754
Old National Bancorp, Indiana	96,900	1,316,871
ServisFirst Bancshares, Inc.	102,700	3,582,176
Trico Bancshares	68,900	1,954,693
		22,409,088
Capital Markets - 3.0%
Blucora, Inc. (a)	119,171	1,447,928
LPL Financial	74,900	5,347,111
Morningstar, Inc.	33,364	5,115,368
		11,910,407
Consumer Finance - 1.3%
First Cash Financial Services, Inc.	74,100	5,169,957
Insurance - 2.2%
Enstar Group Ltd. (a)	15,641	2,227,278
Hastings Group Holdings PLC (c)	914,452	2,078,001
Primerica, Inc.	38,700	4,397,868
Selectquote, Inc.	4,100	112,832
		8,815,979
Thrifts & Mortgage Finance - 2.0%
Essent Group Ltd.	144,300	4,769,115
WSFS Financial Corp.	126,200	3,491,954
		8,261,069

TOTAL FINANCIALS		56,566,500

HEALTH CARE - 17.8%
Biotechnology - 4.4%
Acceleron Pharma, Inc. (a)	31,300	3,093,379
ADC Therapeutics SA (a)	10,500	387,975
Agios Pharmaceuticals, Inc. (a)	14,900	770,926
Black Diamond Therapeutics, Inc. (a)	2,500	97,625
FibroGen, Inc. (a)	48,400	1,618,496
G1 Therapeutics, Inc. (a)	11,800	200,246
Global Blood Therapeutics, Inc. (a)	19,800	1,384,416
Immunomedics, Inc. (a)	13,300	446,747
Kezar Life Sciences, Inc. (a)	50,300	239,931
Kura Oncology, Inc. (a)	59,100	1,010,019
Mirati Therapeutics, Inc. (a)	15,700	1,557,283
Passage Bio, Inc.	37,900	834,937
Principia Biopharma, Inc. (a)	23,400	1,495,026
Revolution Medicines, Inc.	32,800	1,007,616
TG Therapeutics, Inc. (a)	59,100	1,102,215
Viela Bio, Inc.	36,500	1,711,850
Xenon Pharmaceuticals, Inc. (a)	57,700	790,490
		17,749,177
Health Care Equipment & Supplies - 3.1%
Integra LifeSciences Holdings Corp. (a)	67,700	3,527,847
Masimo Corp. (a)	19,400	4,659,686
Tandem Diabetes Care, Inc. (a)	45,400	3,775,010
TransMedics Group, Inc.	37,300	492,733
		12,455,276
Health Care Providers & Services - 3.8%
Andlauer Healthcare Group, Inc.	19,000	467,393
Chemed Corp.	17,700	8,469,627
Encompass Health Corp.	47,600	3,486,700
LHC Group, Inc. (a)	17,824	2,896,578
		15,320,298
Health Care Technology - 1.3%
HMS Holdings Corp. (a)	92,100	2,877,204
Phreesia, Inc.	78,400	2,298,688
		5,175,892
Life Sciences Tools & Services - 4.0%
10X Genomics, Inc. (a)	7,400	576,978
Charles River Laboratories International, Inc. (a)	38,100	6,845,046
ICON PLC (a)	36,300	6,114,735
PRA Health Sciences, Inc. (a)	23,400	2,421,900
		15,958,659
Pharmaceuticals - 1.2%
Arvinas Holding Co. LLC (a)	18,900	628,803
Horizon Pharma PLC (a)	58,700	2,977,851
IMARA, Inc.	16,500	552,585
Nektar Therapeutics (a)	33,500	726,950
		4,886,189

TOTAL HEALTH CARE		71,545,491

INDUSTRIALS - 17.9%
Aerospace & Defense - 0.5%
Vectrus, Inc. (a)	35,800	1,966,136
Building Products - 1.7%
Armstrong World Industries, Inc.	30,000	2,261,700
Masonite International Corp. (a)	19,200	1,274,496
Patrick Industries, Inc.	66,781	3,463,930
		7,000,126
Commercial Services & Supplies - 1.4%
Tetra Tech, Inc.	71,400	5,633,460
Construction & Engineering - 0.7%
EMCOR Group, Inc.	42,100	2,675,455
Electrical Equipment - 2.8%
Atkore International Group, Inc. (a)	142,400	3,822,016
Generac Holdings, Inc. (a)	65,300	7,265,931
		11,087,947
Machinery - 6.5%
Douglas Dynamics, Inc.	74,300	2,714,922
ESCO Technologies, Inc.	35,600	2,940,916
ITT, Inc.	84,200	4,858,340
Luxfer Holdings PLC sponsored	234,200	3,276,458
Oshkosh Corp.	78,100	5,609,142
Rexnord Corp.	110,700	3,332,070
SPX Flow, Inc. (a)	93,210	3,223,202
		25,955,050
Professional Services - 3.7%
ASGN, Inc. (a)	82,100	5,056,539
FTI Consulting, Inc. (a)	46,000	5,541,160
ICF International, Inc.	65,076	4,267,684
		14,865,383
Trading Companies & Distributors - 0.6%
GMS, Inc. (a)	126,500	2,591,985

TOTAL INDUSTRIALS		71,775,542

INFORMATION TECHNOLOGY - 19.8%
Electronic Equipment & Components - 5.1%
CDW Corp.	37,700	4,181,307
ePlus, Inc. (a)	50,613	3,730,684
Insight Enterprises, Inc. (a)	68,598	3,516,333
Napco Security Technolgies, Inc. (a)(b)	114,241	2,595,556
SYNNEX Corp.	61,213	6,528,366
		20,552,246
IT Services - 6.2%
Booz Allen Hamilton Holding Corp. Class A	63,800	5,088,688
Endava PLC ADR (a)	31,001	1,490,528
Euronet Worldwide, Inc. (a)	19,300	1,828,289
Genpact Ltd.	135,500	4,871,225
Hackett Group, Inc.	47,007	648,227
KBR, Inc.	144,000	3,376,800
Maximus, Inc.	35,900	2,585,518
Repay Holdings Corp. (a)(b)	208,500	4,803,840
		24,693,115
Semiconductors & Semiconductor Equipment - 2.6%
Entegris, Inc.	71,600	4,287,408
Onto Innovation, Inc. (a)	99,500	3,092,460
Synaptics, Inc. (a)	49,252	3,138,337
		10,518,205
Software - 5.9%
Everbridge, Inc. (a)	25,100	3,671,126
Five9, Inc. (a)	38,700	4,032,540
j2 Global, Inc.	61,984	4,853,347
Pegasystems, Inc.	27,900	2,653,848
Pluralsight, Inc. (a)	121,200	2,524,596
Proofpoint, Inc. (a)	27,600	3,209,052
RealPage, Inc. (a)	27,100	1,837,922
Zensar Technologies Ltd.	939,388	1,079,107
		23,861,538

TOTAL INFORMATION TECHNOLOGY		79,625,104

MATERIALS - 3.9%
Chemicals - 2.0%
Ashland Global Holdings, Inc.	42,900	2,881,164
Element Solutions, Inc. (a)	479,600	5,222,844
		8,104,008
Construction Materials - 0.7%
Eagle Materials, Inc.	42,000	2,803,920
Containers & Packaging - 1.2%
Aptargroup, Inc.	43,400	4,834,326

TOTAL MATERIALS		15,742,254

REAL ESTATE - 3.8%
Equity Real Estate Investment Trusts (REITs) - 2.5%
Americold Realty Trust	131,000	4,678,010
CoreSite Realty Corp.	22,000	2,746,040
EPR Properties	44,900	1,417,493
Essential Properties Realty Trust, Inc.	94,792	1,292,963
		10,134,506
Real Estate Management & Development - 1.3%
CBRE Group, Inc. (a)	43,500	1,913,130
Cushman & Wakefield PLC (a)	311,533	3,193,213
		5,106,343

TOTAL REAL ESTATE		15,240,849

UTILITIES - 2.0%
Electric Utilities - 0.6%
Portland General Electric Co.	55,000	2,591,050
Gas Utilities - 0.7%
Star Gas Partners LP	375,378	2,965,486
Multi-Utilities - 0.7%
Telecom Plus PLC	147,096	2,637,755

TOTAL UTILITIES		8,194,291

TOTAL COMMON STOCKS
(Cost $345,759,704)		393,286,503

Money Market Funds - 6.0%
Fidelity Cash Central Fund 0.11% (d)	3,807,433	3,808,194
Fidelity Securities Lending Cash Central Fund 0.10% (d)(e)	20,092,701	20,094,710
TOTAL MONEY MARKET FUNDS
(Cost $23,902,826)		23,902,904

Equity Funds - 1.0%
Small Blend Funds - 1.0%
iShares Russell 2000 Index ETF (b)
(Cost $4,138,807)	28,600	3,972,540
TOTAL INVESTMENT IN SECURITIES - 104.9%
(Cost $373,801,337)		421,161,947
NET OTHER ASSETS (LIABILITIES) - (4.9)%		(19,526,888)
NET ASSETS - 100%		$401,635,059

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,078,001 or 0.5% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$19,423
Fidelity Securities Lending Cash Central Fund	10,936
Total	$30,359

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$11,821,681	$11,821,681	$--	$--
Consumer Discretionary	42,747,088	42,747,088	--	--
Consumer Staples	15,660,235	15,660,235	--	--
Energy	4,367,468	4,367,468	--	--
Financials	56,566,500	56,566,500	--	--
Health Care	71,545,491	71,545,491	--	--
Industrials	71,775,542	71,775,542	--	--
Information Technology	79,625,104	79,625,104	--	--
Materials	15,742,254	15,742,254	--	--
Real Estate	15,240,849	15,240,849	--	--
Utilities	8,194,291	8,194,291	--	--
Money Market Funds	23,902,904	23,902,904	--	--
Equity Funds	3,972,540	3,972,540	--	--
Total Investments in Securities:	$421,161,947	$421,161,947	$--	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.3%
United Kingdom	3.2%
Bermuda	3.0%
Ireland	2.2%
British Virgin Islands	1.5%
Canada	1.4%
Others (Individually Less Than 1%)	0.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $20,269,123) — See accompanying schedule: Unaffiliated issuers (cost $349,898,511)	$397,259,043
Fidelity Central Funds (cost $23,902,826)	23,902,904
Total Investment in Securities (cost $373,801,337)		$421,161,947
Cash		96,702
Foreign currency held at value (cost $24)		24
Receivable for investments sold		3,987,594
Receivable for fund shares sold		175,482
Dividends receivable		132,879
Distributions receivable from Fidelity Central Funds		2,805
Total assets		425,557,433
Liabilities
Payable for investments purchased	$100,172
Payable for fund shares redeemed	3,721,062
Other payables and accrued expenses	6,940
Collateral on securities loaned	20,094,200
Total liabilities		23,922,374
Net Assets		$401,635,059
Net Assets consist of:
Paid in capital		$366,041,969
Total accumulated earnings (loss)		35,593,090
Net Assets		$401,635,059
Net Asset Value, offering price and redemption price per share ($401,635,059 ÷ 38,953,943 shares)		$10.31

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2020 (Unaudited)
Investment Income
Dividends		$1,851,453
Income from Fidelity Central Funds (including $10,936 from security lending)		30,359
Total income		1,881,812
Expenses
Custodian fees and expenses	$7,997
Independent trustees' fees and expenses	1,223
Proxy	755
Commitment fees	545
Total expenses		10,520
Net investment income (loss)		1,871,292
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(11,122,783)
Fidelity Central Funds	1,161
Foreign currency transactions	(1,913)
Total net realized gain (loss)		(11,123,535)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(33,126,437)
Assets and liabilities in foreign currencies	9
Total change in net unrealized appreciation (depreciation)		(33,126,428)
Net gain (loss)		(44,249,963)
Net increase (decrease) in net assets resulting from operations		$(42,378,671)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2020 (Unaudited)	Year ended November 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,871,292	$3,908,248
Net realized gain (loss)	(11,123,535)	9,485,337
Change in net unrealized appreciation (depreciation)	(33,126,428)	50,095,930
Net increase (decrease) in net assets resulting from operations	(42,378,671)	63,489,515
Distributions to shareholders	(13,815,486)	(41,752,285)
Share transactions
Proceeds from sales of shares	26,035,504	85,084,631
Reinvestment of distributions	13,815,486	41,752,285
Cost of shares redeemed	(51,493,271)	(120,256,244)
Net increase (decrease) in net assets resulting from share transactions	(11,642,281)	6,580,672
Total increase (decrease) in net assets	(67,836,438)	28,317,902
Net Assets
Beginning of period	469,471,497	441,153,595
End of period	$401,635,059	$469,471,497
Other Information
Shares
Sold	2,621,141	7,779,011
Issued in reinvestment of distributions	1,196,146	4,659,853
Redeemed	(4,923,239)	(11,054,068)
Net increase (decrease)	(1,105,952)	1,384,796

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Series Small Cap Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.72	$11.41	$12.72	$10.93	$11.26	$11.19
Income from Investment Operations
Net investment income (loss)A	.05	.09	.10	.08	.09B	.03C
Net realized and unrealized gain (loss)	(1.11)	1.32	(.58)	1.81	.10	.38
Total from investment operations	(1.06)	1.41	(.48)	1.89	.19	.41
Distributions from net investment income	(.07)	(.11)D	(.07)	(.10)	(.03)	(.02)
Distributions from net realized gain	(.28)	(.99)D	(.76)	–	(.50)	(.32)
Total distributions	(.35)	(1.10)	(.83)	(.10)	(.52)E	(.34)
Net asset value, end of period	$10.31	$11.72	$11.41	$12.72	$10.93	$11.26
Total ReturnF,G	(9.38)%	15.27%	(4.02)%	17.37%	1.96%	3.81%
Ratios to Average Net AssetsH,I
Expenses before reductions	.01%J	.01%	.01%	.41%	.97%	1.04%
Expenses net of fee waivers, if any	.01%J	.01%	.01%	.41%	.97%	1.03%
Expenses net of all reductions	.01%J	.01%	- %K	.40%	.97%	1.02%
Net investment income (loss)	.91%J	.89%	.83%	.72%	.85%B	.30%C
Supplemental Data
Net assets, end of period (000 omitted)	$401,635	$469,471	$441,154	$463,095	$451,368	$483,566
Portfolio turnover rateL	41%J	76%	82%	88%	90%	35%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .40%.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .06%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total distributions of $.52 per share is comprised of distributions from net investment income of $.027 and distributions from net realized gain of $.496 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 J Annualized

 K Amount represents less than .005%.

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2020

1. Organization.

Fidelity Advisor Series Small Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds and Fidelity managed 529 plans. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$82,334,944
Gross unrealized depreciation	(35,530,909)
Net unrealized appreciation (depreciation)	$46,804,035
Tax cost	$374,357,912

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Series Small Cap Fund	83,683,961	107,349,585

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Series Small Cap Fund	$4,618

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Amount
Fidelity Advisor Series Small Cap Fund	$545

During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Total fees paid by the Fund to NFS, as lending agent, amounted to $1,164. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2019 to May 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2019	Ending Account Value May 31, 2020	Expenses Paid During Period-B December 1, 2019 to May 31, 2020
Actual	.01%	$1,000.00	$906.20	$.05
Hypothetical-C		$1,000.00	$1,024.95	$.05

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Series Small Cap Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies managed by Fidelity and ultimately to enhance the performance of those investment companies. The Board noted that there was a portfolio management change for the fund in July 2019. The Board will continue to monitor closely the fund's performance, taking into account the portfolio management change

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that the fund does not pay FMR a management fee for investment advisory services. The Board also noted that FMR undertakes to pay all operating expenses of the fund with certain exceptions.

In connection with the renewal of the Advisory Contracts, the Board also approved amendments to the management contract for the fund to clarify that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program. The Board considered that the amendments would not change the services provided to the fund or the party responsible for making such payments under the current management contract.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.014% through March 31, 2023.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

AXS5-SANN-0720
1.967944.106

Fidelity Advisor® Series Growth Opportunities Fund

Semi-Annual Report

May 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2020

% of fund's net assets
Microsoft Corp.	7.9
Amazon.com, Inc.	6.1
Alphabet, Inc. Class C	4.0
Apple, Inc.	3.9
Facebook, Inc. Class A	3.9
Carvana Co. Class A	2.7
Tesla, Inc.	2.6
Uber Technologies, Inc.	2.0
T-Mobile U.S., Inc.	1.9
NVIDIA Corp.	1.8
36.8

Top Five Market Sectors as of May 31, 2020

% of fund's net assets
Information Technology	36.9
Consumer Discretionary	17.8
Communication Services	15.5
Health Care	15.0
Industrials	5.2

Asset Allocation (% of fund's net assets)

As of May 31, 2020*
Stocks	97.1%
Convertible Securities	2.2%
Short-Term Investments and Net Other Assets (Liabilities)	0.7%

 * Foreign investments – 14.1%

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
COMMUNICATION SERVICES - 15.5%
Entertainment - 3.1%
Activision Blizzard, Inc.	33,208	$2,390,312
Roku, Inc. Class A (a)	62,931	6,891,574
Sea Ltd. ADR (a)	93,931	7,495,694
The Walt Disney Co.	19,264	2,259,667
		19,037,247
Interactive Media & Services - 9.9%
Alphabet, Inc.:
Class A (a)	6,823	9,780,907
Class C (a)	17,463	24,953,230
Facebook, Inc. Class A (a)	107,500	24,197,175
IAC/InterActiveCorp (a)	6,326	1,710,361
Snap, Inc. Class A (a)	24,400	462,136
		61,103,809
Media - 0.6%
Comcast Corp. Class A	97,519	3,861,752
Wireless Telecommunication Services - 1.9%
T-Mobile U.S., Inc. (a)	119,701	11,974,888

TOTAL COMMUNICATION SERVICES		95,977,696

CONSUMER DISCRETIONARY - 17.8%
Automobiles - 2.6%
Neutron Holdings, Inc. (b)	925,066	222,016
Tesla, Inc. (a)(c)	19,021	15,882,535
		16,104,551
Diversified Consumer Services - 0.2%
Arco Platform Ltd. Class A (a)	22,345	1,083,286
Hotels, Restaurants & Leisure - 0.3%
Hilton Worldwide Holdings, Inc.	5,700	452,067
McDonald's Corp.	600	111,792
Starbucks Corp.	17,570	1,370,284
		1,934,143
Household Durables - 0.0%
iRobot Corp. (a)	1,600	117,952
Internet & Direct Marketing Retail - 10.8%
Alibaba Group Holding Ltd. sponsored ADR (a)	26,708	5,538,972
Amazon.com, Inc. (a)	15,611	38,127,838
MakeMyTrip Ltd. (a)	15,100	233,899
Meituan Dianping Class B (a)	184,935	3,522,281
MercadoLibre, Inc. (a)	1,257	1,070,549
Naspers Ltd. Class N	8,217	1,337,670
Pinduoduo, Inc. ADR (a)	104,664	6,998,882
Prosus NV (a)	14,463	1,206,825
The Booking Holdings, Inc. (a)	2,152	3,528,032
Wayfair LLC Class A (a)	31,086	5,332,803
		66,897,751
Specialty Retail - 3.4%
Carvana Co. Class A (a)(c)	180,362	16,770,059
Floor & Decor Holdings, Inc. Class A (a)	38,636	2,009,072
Lowe's Companies, Inc.	17,071	2,225,205
		21,004,336
Textiles, Apparel & Luxury Goods - 0.5%
Allbirds, Inc. (a)(b)(d)	4,490	39,692
lululemon athletica, Inc. (a)	11,001	3,301,345
		3,341,037

TOTAL CONSUMER DISCRETIONARY		110,483,056

CONSUMER STAPLES - 0.6%
Food & Staples Retailing - 0.4%
Performance Food Group Co. (a)	73,024	1,946,090
Sysco Corp.	11,700	645,372
		2,591,462
Food Products - 0.2%
Beyond Meat, Inc. (c)	9,815	1,259,166
Tobacco - 0.0%
JUUL Labs, Inc. Class B (a)(b)(d)	709	78,578

TOTAL CONSUMER STAPLES		3,929,206

ENERGY - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Reliance Industries Ltd.	399,989	7,747,423
Reliance Industries Ltd. rights (a)	27,892	81,900
		7,829,323
FINANCIALS - 2.5%
Banks - 0.1%
HDFC Bank Ltd. sponsored ADR	17,320	724,496
Capital Markets - 0.9%
BlackRock, Inc. Class A	2,700	1,427,328
Charles Schwab Corp.	13,024	467,692
London Stock Exchange Group PLC	22,934	2,287,506
MSCI, Inc.	901	296,294
Virtu Financial, Inc. Class A	800	19,080
XP, Inc. Class A (a)	35,800	1,086,888
		5,584,788
Consumer Finance - 1.5%
Capital One Financial Corp.	25,400	1,728,216
LendingTree, Inc. (a)(c)	24,397	6,343,708
Synchrony Financial	68,900	1,403,493
		9,475,417

TOTAL FINANCIALS		15,784,701

HEALTH CARE - 15.0%
Biotechnology - 5.4%
ACADIA Pharmaceuticals, Inc. (a)	17,100	849,528
Acceleron Pharma, Inc. (a)	5,000	494,150
ADC Therapeutics SA (a)	7,800	288,210
Aimmune Therapeutics, Inc. (a)(c)	20,319	337,499
Alexion Pharmaceuticals, Inc. (a)	37,785	4,530,422
Alnylam Pharmaceuticals, Inc. (a)	11,363	1,537,073
Applied Therapeutics, Inc. (a)	6,700	304,984
Arcutis Biotherapeutics, Inc. (a)	13,400	449,570
Argenx SE ADR (a)	3,171	695,400
Ascendis Pharma A/S sponsored ADR (a)	7,116	1,035,307
BeiGene Ltd. (a)	7,998	101,519
Black Diamond Therapeutics, Inc. (a)	2,000	78,100
Crinetics Pharmaceuticals, Inc. (a)	40,339	659,139
FibroGen, Inc. (a)	37,936	1,268,580
G1 Therapeutics, Inc. (a)	17,853	302,965
Global Blood Therapeutics, Inc. (a)	4,000	279,680
Gritstone Oncology, Inc. (a)	16,743	108,160
Insmed, Inc. (a)	150,400	3,653,216
Intercept Pharmaceuticals, Inc. (a)	10,063	727,152
Keros Therapeutics, Inc.	8,900	255,786
Morphic Holding, Inc.	17,000	353,260
Neurocrine Biosciences, Inc. (a)	21,036	2,624,451
Passage Bio, Inc.	15,600	343,668
Protagonist Therapeutics, Inc. (a)	3,500	57,855
Regeneron Pharmaceuticals, Inc. (a)	10,924	6,694,336
Revolution Medicines, Inc.	9,200	282,624
Sage Therapeutics, Inc. (a)	5,497	196,353
Sarepta Therapeutics, Inc. (a)	14,547	2,215,072
TG Therapeutics, Inc. (a)	5,800	108,170
Vertex Pharmaceuticals, Inc. (a)	7,249	2,087,422
Viela Bio, Inc.	13,300	623,770
Zymeworks, Inc. (a)	5,800	221,096
		33,764,517
Health Care Equipment & Supplies - 4.1%
Atricure, Inc. (a)	6,500	310,765
Becton, Dickinson & Co.	4,600	1,135,878
Boston Scientific Corp. (a)	139,712	5,307,659
DexCom, Inc. (a)	6,115	2,313,366
Insulet Corp. (a)	12,945	2,441,039
Intuitive Surgical, Inc. (a)	3,872	2,245,876
iRhythm Technologies, Inc. (a)(c)	6,569	816,592
Masimo Corp. (a)	7,194	1,727,927
Novocure Ltd. (a)	30,576	2,061,740
Penumbra, Inc. (a)	15,695	2,706,132
SmileDirectClub, Inc. (a)(c)	267,881	2,092,151
TransMedics Group, Inc. (c)	153,271	2,024,710
		25,183,835
Health Care Providers & Services - 3.8%
1Life Healthcare, Inc. (a)(c)	57,016	1,841,617
Centene Corp. (a)	37,557	2,488,151
Cigna Corp.	18,536	3,657,524
Humana, Inc.	11,793	4,842,795
UnitedHealth Group, Inc.	36,123	11,012,097
		23,842,184
Health Care Technology - 0.2%
Inspire Medical Systems, Inc. (a)	8,300	676,782
Veeva Systems, Inc. Class A (a)	1,300	284,531
		961,313
Life Sciences Tools & Services - 0.2%
10X Genomics, Inc. (a)	2,160	168,415
Bruker Corp.	23,101	999,811
		1,168,226
Pharmaceuticals - 1.3%
AstraZeneca PLC sponsored ADR	11,553	630,794
Bristol-Myers Squibb Co.	16,228	969,136
Bristol-Myers Squibb Co. rights (a)	10,584	34,821
IMARA, Inc.	14,900	499,001
Nabriva Therapeutics PLC (a)(c)	630,352	718,601
Nabriva Therapeutics PLC warrants 6/1/22 (a)	380,833	1,812
Nektar Therapeutics (a)	64,203	1,393,205
Roche Holding AG (participation certificate)	7,866	2,730,460
Theravance Biopharma, Inc. (a)	40,498	1,022,575
		8,000,405

TOTAL HEALTH CARE		92,920,480

INDUSTRIALS - 4.8%
Aerospace & Defense - 0.1%
Northrop Grumman Corp.	2,419	810,849
Airlines - 0.6%
JetBlue Airways Corp. (a)	212,061	2,135,454
Spirit Airlines, Inc. (a)(c)	104,657	1,355,308
		3,490,762
Construction & Engineering - 0.0%
AECOM (a)	2,000	77,540
Electrical Equipment - 0.6%
Sensata Technologies, Inc. PLC (a)	3,200	114,080
Sunrun, Inc. (a)	107,088	1,788,370
Vestas Wind Systems A/S	16,138	1,648,267
		3,550,717
Machinery - 0.2%
Fortive Corp.	1,900	115,862
Minebea Mitsumi, Inc.	59,834	1,049,155
		1,165,017
Professional Services - 0.3%
Clarivate Analytics PLC (a)	34,300	785,127
TransUnion Holding Co., Inc.	16,838	1,452,951
		2,238,078
Road & Rail - 3.0%
Lyft, Inc. (a)	190,656	5,959,907
Uber Technologies, Inc.	342,320	12,433,062
		18,392,969

TOTAL INDUSTRIALS		29,725,932

INFORMATION TECHNOLOGY - 36.7%
Electronic Equipment & Components - 0.4%
CDW Corp.	2,800	310,548
Flextronics International Ltd. (a)	143,609	1,394,443
FLIR Systems, Inc.	2,600	120,120
Jabil, Inc.	33,200	993,344
		2,818,455
IT Services - 8.7%
Alliance Data Systems Corp.	32,600	1,510,358
EPAM Systems, Inc. (a)	3,653	842,528
Fidelity National Information Services, Inc.	19,913	2,764,522
Gartner, Inc. (a)	600	73,020
GDS Holdings Ltd. ADR (a)(c)	72,346	4,123,722
Genpact Ltd.	40,894	1,470,139
Global Payments, Inc.	16,025	2,876,327
GoDaddy, Inc. (a)	74,598	5,762,696
MasterCard, Inc. Class A	18,747	5,640,785
MongoDB, Inc. Class A (a)	8,754	2,031,891
PayPal Holdings, Inc. (a)	28,215	4,373,607
Repay Holdings Corp. (a)	6,000	138,240
Square, Inc. (a)	17,300	1,402,684
Twilio, Inc. Class A (a)	26,719	5,279,674
Visa, Inc. Class A	37,487	7,318,962
Wix.com Ltd. (a)	39,168	8,708,221
		54,317,376
Semiconductors & Semiconductor Equipment - 7.2%
Applied Materials, Inc.	40,262	2,261,919
Broadcom, Inc.	3,636	1,059,058
Cirrus Logic, Inc. (a)	4,200	304,416
Enphase Energy, Inc. (a)	15,900	925,221
Lam Research Corp.	8,766	2,398,991
Marvell Technology Group Ltd.	111,675	3,642,839
MediaTek, Inc.	12,000	185,392
Micron Technology, Inc. (a)	190,037	9,104,673
NVIDIA Corp.	31,888	11,320,878
NXP Semiconductors NV	80,828	7,767,571
ON Semiconductor Corp. (a)	74,095	1,221,827
Qualcomm, Inc.	13,788	1,115,173
SolarEdge Technologies, Inc. (a)	21,638	3,070,432
Universal Display Corp.	3,200	469,120
		44,847,510
Software - 16.2%
Adobe, Inc. (a)	17,309	6,691,659
Autodesk, Inc. (a)	20,235	4,257,039
Cerence, Inc. (a)	7,900	236,289
Ceridian HCM Holding, Inc. (a)	3,000	206,610
Cloudflare, Inc. (a)	18,100	526,167
Coupa Software, Inc. (a)	8,277	1,883,100
DocuSign, Inc. (a)	13,261	1,853,092
Dynatrace, Inc.	54,211	2,085,497
Elastic NV (a)	32,864	2,823,675
HubSpot, Inc. (a)	16,976	3,394,181
Intuit, Inc.	5,486	1,592,696
Lightspeed POS, Inc. (a)	67,839	1,619,050
Microsoft Corp.	268,629	49,226,260
Nutanix, Inc. Class A (a)	23,700	570,222
Q2 Holdings, Inc. (a)	1,719	142,024
RingCentral, Inc. (a)	2,601	713,324
Salesforce.com, Inc. (a)	62,382	10,903,750
ServiceNow, Inc. (a)	9,518	3,692,318
Snowflake Computing, Inc. Class B (b)(d)	475	18,416
SS&C Technologies Holdings, Inc.	10,653	616,755
The Trade Desk, Inc. (a)(c)	13,823	4,306,694
Workday, Inc. Class A (a)	9,661	1,772,117
Xero Ltd. (a)	4,828	274,408
Zendesk, Inc. (a)	6,100	523,075
Zoom Video Communications, Inc. Class A (a)	3,000	538,440
		100,466,858
Technology Hardware, Storage & Peripherals - 4.2%
Apple, Inc.	76,118	24,200,957
Western Digital Corp.	37,007	1,642,001
		25,842,958

TOTAL INFORMATION TECHNOLOGY		228,293,157

MATERIALS - 1.4%
Chemicals - 1.4%
LG Chemical Ltd.	10,812	3,426,601
Olin Corp.	196,468	2,363,510
The Chemours Co. LLC	230,633	3,023,599
		8,813,710
REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.4%
American Tower Corp.	9,598	2,477,916
Real Estate Management & Development - 0.1%
Redfin Corp. (a)(c)	29,391	881,436

TOTAL REAL ESTATE		3,359,352

UTILITIES - 1.0%
Electric Utilities - 1.0%
Edison International	19,202	1,115,828
Enel SpA	41,100	317,774
Iberdrola SA	29,000	313,997
NextEra Energy, Inc.	6,585	1,682,863
ORSTED A/S (e)	24,563	2,877,995
		6,308,457
TOTAL COMMON STOCKS
(Cost $315,144,305)		603,425,070

Preferred Stocks - 2.2%
Convertible Preferred Stocks - 2.2%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (a)(b)(d)	1,770	15,647
Series B (a)(b)(d)	310	2,740
Series C (a)(b)(d)	2,980	26,343
Series Seed (a)(b)(d)	950	8,398
		53,128
CONSUMER STAPLES - 1.4%
Food & Staples Retailing - 0.1%
Blink Health LLC Series C (b)(d)	12,949	554,347
Sweetgreen, Inc.:
Series C (b)(d)	322	4,811
Series D (b)(d)	5,177	77,344
Series I (b)(d)	12,201	182,283
		818,785
Tobacco - 1.3%
JUUL Labs, Inc.:
Series C (a)(b)(d)	70,175	7,777,495
Series D (a)(b)(d)	938	103,959
		7,881,454
TOTAL CONSUMER STAPLES		8,700,239
FINANCIALS - 0.2%
Diversified Financial Services - 0.1%
Sonder Holdings, Inc.:
Series D (b)(d)	15,672	168,739
Series E (b)(d)	48,893	526,426
		695,165
Insurance - 0.1%
Clover Health Series D (a)(b)(d)	67,979	292,989
TOTAL FINANCIALS		988,154
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Nuvation Bio, Inc. Series A (b)(d)(f)	191,200	179,728
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series I (a)(b)(d)	3,290	723,800
Road & Rail - 0.3%
Convoy, Inc. Series D (b)(d)	93,888	1,407,381
TOTAL INDUSTRIALS		2,131,181
INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.0%
Yanka Industries, Inc. Series E (b)(d)	19,716	238,154
Software - 0.2%
ACV Auctions, Inc. Series E (b)(d)	229,793	1,231,690
TOTAL INFORMATION TECHNOLOGY		1,469,844

TOTAL CONVERTIBLE PREFERRED STOCKS		13,522,274

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Waymo LLC Series A2 (b)(d)	2,896	248,671
TOTAL PREFERRED STOCKS
(Cost $5,923,704)		13,770,945

Money Market Funds - 4.9%
Fidelity Securities Lending Cash Central Fund 0.10% (g)(h)
(Cost $30,220,248)	30,217,226	30,220,248
TOTAL INVESTMENT IN SECURITIES - 104.2%
(Cost $351,288,257)		647,416,263
NET OTHER ASSETS (LIABILITIES) - (4.2)%		(26,137,792)
NET ASSETS - 100%		$621,278,471

Legend

 (a) Non-income producing

 (b) Level 3 security

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,907,631 or 2.2% of net assets.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,877,995 or 0.5% of net assets.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
ACV Auctions, Inc. Series E	11/6/19	$1,270,801
Allbirds, Inc.	10/9/18	$49,243
Allbirds, Inc. Series A	10/9/18	$19,412
Allbirds, Inc. Series B	10/9/18	$3,400
Allbirds, Inc. Series C	10/9/18	$32,682
Allbirds, Inc. Series Seed	10/9/18	$10,419
Blink Health LLC Series C	11/7/19	$494,341
Clover Health Series D	6/7/17	$637,493
Convoy, Inc. Series D	10/30/19	$1,271,244
JUUL Labs, Inc. Class B	11/21/17	$0
JUUL Labs, Inc. Series C	5/22/15	$0
JUUL Labs, Inc. Series D	6/25/18	$0
Nuvation Bio, Inc. Series A	6/17/19	$147,488
Snowflake Computing, Inc. Class B	3/19/20	$18,424
Sonder Holdings, Inc. Series D	12/20/19	$164,493
Sonder Holdings, Inc. Series E	4/3/20 - 5/6/20	$526,426
Space Exploration Technologies Corp. Series I	4/5/18	$556,010
Sweetgreen, Inc. Series C	9/13/19	$5,506
Sweetgreen, Inc. Series D	9/13/19	$88,527
Sweetgreen, Inc. Series I	9/13/19	$208,637
Waymo LLC Series A2	5/8/20	$248,671
Yanka Industries, Inc. Series E	5/15/20	$238,154

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$21,468
Fidelity Securities Lending Cash Central Fund	437,070
Total	$458,538

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$95,977,696	$95,977,696	$--	$--
Consumer Discretionary	110,784,855	104,154,572	6,066,776	563,507
Consumer Staples	12,629,445	3,850,628	--	8,778,817
Energy	7,829,323	7,829,323	--	--
Financials	16,772,855	13,497,195	2,287,506	988,154
Health Care	93,100,208	90,086,689	2,833,791	179,728
Industrials	31,857,113	28,077,665	1,648,267	2,131,181
Information Technology	229,763,001	228,274,741	--	1,488,260
Materials	8,813,710	8,813,710	--	--
Real Estate	3,359,352	3,359,352	--	--
Utilities	6,308,457	5,676,686	631,771	--
Money Market Funds	30,220,248	30,220,248	--	--
Total Investments in Securities:	$647,416,263	$619,818,505	$13,468,111	$14,129,647

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Equities - Consumer Staples
Beginning Balance	$ 11,071,148
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(2,292,331)
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$ 8,778,817
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2020	$(2,292,331)
Other Investments in Securities
Beginning Balance	$ 4,227,384
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	91,772
Cost of Purchases	1,196,167
Proceeds of Sales	(164,493)
Amortization/Accretion	--
Transfers into Level 3	336,493
Transfers out of Level 3	(336,493)
Ending Balance	$ 5,350,830
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2020	$ 91,772

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	85.9%
Cayman Islands	4.7%
Netherlands	2.0%
Israel	1.4%
India	1.4%
Denmark	1.0%
Others (Individually Less Than 1%)	3.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $29,928,205) — See accompanying schedule: Unaffiliated issuers (cost $321,068,009)	$617,196,015
Fidelity Central Funds (cost $30,220,248)	30,220,248
Total Investment in Securities (cost $351,288,257)		$647,416,263
Foreign currency held at value (cost $9,177)		23,142
Receivable for investments sold		14,369,855
Receivable for fund shares sold		275,029
Dividends receivable		297,415
Distributions receivable from Fidelity Central Funds		120,012
Other receivables		12,342
Total assets		662,514,058
Liabilities
Payable to custodian bank	$1,458,154
Payable for investments purchased
Regular delivery	4,650,838
Delayed delivery	73,744
Payable for fund shares redeemed	4,658,401
Other payables and accrued expenses	173,150
Collateral on securities loaned	30,221,300
Total liabilities		41,235,587
Net Assets		$621,278,471
Net Assets consist of:
Paid in capital		$276,620,270
Total accumulated earnings (loss)		344,658,201
Net Assets		$621,278,471
Net Asset Value, offering price and redemption price per share ($621,278,471 ÷ 43,107,129 shares)		$14.41

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2020 (Unaudited)
Investment Income
Dividends		$1,589,745
Interest		1,113
Income from Fidelity Central Funds (including $437,070 from security lending)		458,538
Total income		2,049,396
Expenses
Custodian fees and expenses	$27,618
Independent trustees' fees and expenses	1,752
Interest	2,463
Miscellaneous	1,523
Total expenses		33,356
Net investment income (loss)		2,016,040
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $95,940)	49,496,560
Fidelity Central Funds	1,402
Foreign currency transactions	(33,839)
Futures contracts	(264,353)
Total net realized gain (loss)		49,199,770
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $137,683)	28,934,249
Assets and liabilities in foreign currencies	23,623
Total change in net unrealized appreciation (depreciation)		28,957,872
Net gain (loss)		78,157,642
Net increase (decrease) in net assets resulting from operations		$80,173,682

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2020 (Unaudited)	Year ended November 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,016,040	$4,949,303
Net realized gain (loss)	49,199,770	140,488,579
Change in net unrealized appreciation (depreciation)	28,957,872	44,503,099
Net increase (decrease) in net assets resulting from operations	80,173,682	189,940,981
Distributions to shareholders	(146,099,036)	(116,238,648)
Share transactions
Proceeds from sales of shares	26,685,056	112,560,324
Reinvestment of distributions	146,099,036	116,238,648
Cost of shares redeemed	(133,124,465)	(291,300,492)
Net increase (decrease) in net assets resulting from share transactions	39,659,627	(62,501,520)
Total increase (decrease) in net assets	(26,265,727)	11,200,813
Net Assets
Beginning of period	647,544,198	636,343,385
End of period	$621,278,471	$647,544,198
Other Information
Shares
Sold	2,028,249	7,714,881
Issued in reinvestment of distributions	11,449,768	10,359,951
Redeemed	(10,164,984)	(19,446,179)
Net increase (decrease)	3,313,033	(1,371,347)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Series Growth Opportunities Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$16.27	$15.46	$13.86	$10.62	$12.23	$11.79
Income from Investment Operations
Net investment income (loss)A	.04	.11B	.10	.09	.05	.05C
Net realized and unrealized gain (loss)	1.81	3.56	2.83	3.54	(.32)	.60
Total from investment operations	1.85	3.67	2.93	3.63	(.27)	.65
Distributions from net investment income	(.13)	(.11)	(.11)	(.04)	(.07)	(.02)
Distributions from net realized gain	(3.59)	(2.75)	(1.22)	(.36)	(1.27)	(.20)
Total distributions	(3.71)D	(2.86)	(1.33)	(.39)E	(1.34)	(.21)F
Net asset value, end of period	$14.41	$16.27	$15.46	$13.86	$10.62	$12.23
Total ReturnG,H	14.33%	32.07%	23.13%	35.40%	(2.09)%	5.71%
Ratios to Average Net AssetsI,J
Expenses before reductions	.01%K	.01%	.01%	.31%	.62%	.74%
Expenses net of fee waivers, if any	.01%K	.01%	.01%	.31%	.62%	.74%
Expenses net of all reductions	.01%K	.01%	.01%	.30%	.61%	.74%
Net investment income (loss)	.68%K	.77%B	.69%	.71%	.45%	.44%C
Supplemental Data
Net assets, end of period (000 omitted)	$621,278	$647,544	$636,343	$618,487	$590,988	$633,109
Portfolio turnover rateL	73%K	78%M	47%	50%	67%	50%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .62%.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .22%.

 D Total distributions of $3.71 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $3.586 per share.

 E Total distributions of $.39 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $.355 per share.

 F Total distributions of $.21 per share is comprised of distributions from net investment income of $.016 and distributions from net realized gain of $.197 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2020

1. Organization.

Fidelity Advisor Series Growth Opportunities Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds and Fidelity managed 529 plans. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$14,129,647	Market approach	Transaction price	$10.77 - $220.00 / $99.61	Increase
		Market comparable	Transaction price	$0.77	Increase
			Discount rate	3.7% - 32.5% / 14.0%	Decrease
			Enterprise value/Sales multiple (EV/S)	1.0 - 11.2 / 4.3	Increase
			Discount for lack of marketability	10.0%	Decrease
			Premium rate	2.0% - 189.2% / 60.5%	Increase

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2020, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$306,705,999
Gross unrealized depreciation	(14,296,242)
Net unrealized appreciation (depreciation)	$292,409,757
Tax cost	$355,006,506

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Series Growth Opportunities Fund	217,106,756	325,941,977

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Series Growth Opportunities Fund	$5,876

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Advisor Series Growth Opportunities Fund	Borrower	$14,396,875.77%		$2,463

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Affiliated Exchanges In-Kind. During the prior period, the Fund received investments and cash valued at $63,177,493 in exchange for 4,283,220 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $1,569.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Advisor Series Growth Opportunities Fund	$768

During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with NFS, as affiliated borrower. Total fees paid by the Fund to NFS, as lending agent, amounted to $47,242. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $3,679 from securities loaned to NFS, as affiliated borrower.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2019 to May 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2019	Ending Account Value May 31, 2020	Expenses Paid During Period-B December 1, 2019 to May 31, 2020
Actual	.01%	$1,000.00	$1,143.30	$.05
Hypothetical-C		$1,000.00	$1,024.95	$.05

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Series Growth Opportunities Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies managed by Fidelity and ultimately to enhance the performance of those investment companies.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that the fund does not pay FMR a management fee for investment advisory services. The Board also noted that FMR undertakes to pay all operating expenses of the fund with certain exceptions.

In connection with the renewal of the Advisory Contracts, the Board also approved amendments to the management contract for the fund to clarify that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program. The Board considered that the amendments would not change the services provided to the fund or the party responsible for making such payments under the current management contract.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.014% through March 31, 2023.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

AXS3-SANN-0720
1.967933.106

Fidelity Advisor® Series Equity Growth Fund

Semi-Annual Report

May 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2020

% of fund's net assets
Microsoft Corp.	9.1
Alphabet, Inc. Class A	6.4
Amazon.com, Inc.	5.3
Apple, Inc.	4.7
Facebook, Inc. Class A	4.7
Adobe, Inc.	3.5
NVIDIA Corp.	3.4
Visa, Inc. Class A	3.0
Qualcomm, Inc.	2.1
American Tower Corp.	2.0
44.2

Top Five Market Sectors as of May 31, 2020

% of fund's net assets
Information Technology	37.0
Health Care	17.4
Communication Services	14.9
Consumer Discretionary	13.2
Industrials	5.6

Asset Allocation (% of fund's net assets)

As of May 31, 2020*
Stocks	99.5%
Short-Term Investments and Net Other Assets (Liabilities)	0.5%

 * Foreign investments - 14.7%

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
COMMUNICATION SERVICES - 14.9%
Diversified Telecommunication Services - 0.2%
Bandwidth, Inc. (a)(b)	15,400	$1,707,090
Entertainment - 2.0%
Activision Blizzard, Inc.	139,234	10,022,063
CD Projekt RED SA	21,450	2,159,412
Electronic Arts, Inc. (a)	49,669	6,103,327
		18,284,802
Interactive Media & Services - 12.7%
Alphabet, Inc. Class A (a)	40,502	58,060,427
Facebook, Inc. Class A (a)	190,169	42,805,140
Tencent Holdings Ltd.	244,117	13,220,368
Wise Talent Information Technology Co. Ltd. (a)	335,400	794,672
		114,880,607

TOTAL COMMUNICATION SERVICES		134,872,499

CONSUMER DISCRETIONARY - 13.2%
Automobiles - 1.0%
Ferrari NV	32,725	5,521,035
Tesla, Inc. (a)	4,200	3,507,000
		9,028,035
Diversified Consumer Services - 0.3%
Laureate Education, Inc. Class A (a)	276,956	2,694,782
Hotels, Restaurants & Leisure - 0.8%
Dalata Hotel Group PLC	30,800	111,116
Starbucks Corp.	93,200	7,268,668
		7,379,784
Household Durables - 1.2%
D.R. Horton, Inc.	124,003	6,857,366
NVR, Inc. (a)	1,339	4,313,736
		11,171,102
Internet & Direct Marketing Retail - 8.2%
Alibaba Group Holding Ltd. sponsored ADR (a)	54,434	11,289,067
Amazon.com, Inc. (a)	19,707	48,131,786
Delivery Hero AG (a)(c)	10,800	1,033,172
Fiverr International Ltd.	2,918	190,020
Pinduoduo, Inc. ADR (a)	88,044	5,887,502
The Booking Holdings, Inc. (a)	4,349	7,129,838
The RealReal, Inc. (b)	85,700	1,149,237
		74,810,622
Leisure Products - 0.2%
Peloton Interactive, Inc. Class A (a)	34,800	1,468,212
Specialty Retail - 0.6%
National Vision Holdings, Inc. (a)	11,047	295,839
Ross Stores, Inc.	50,281	4,875,246
		5,171,085
Textiles, Apparel & Luxury Goods - 0.9%
Aritzia LP (a)	26,300	346,503
Capri Holdings Ltd. (a)	65,700	988,128
LVMH Moet Hennessy Louis Vuitton SE	14,787	6,203,521
PVH Corp.	11,900	541,093
Tapestry, Inc.	33,100	450,160
		8,529,405

TOTAL CONSUMER DISCRETIONARY		120,253,027

CONSUMER STAPLES - 4.7%
Beverages - 1.5%
Fever-Tree Drinks PLC	186	4,718
Kweichow Moutai Co. Ltd. (A Shares)	26,580	5,089,387
Monster Beverage Corp. (a)	120,500	8,665,155
		13,759,260
Food & Staples Retailing - 0.2%
Performance Food Group Co. (a)	57,400	1,529,710
Food Products - 0.1%
The Simply Good Foods Co. (a)	68,092	1,159,607
Household Products - 1.4%
Energizer Holdings, Inc. (b)	140,986	6,186,466
Reckitt Benckiser Group PLC	69,453	6,220,666
		12,407,132
Personal Products - 1.5%
Estee Lauder Companies, Inc. Class A	33,156	6,547,315
Herbalife Nutrition Ltd. (a)	160,600	7,040,704
		13,588,019

TOTAL CONSUMER STAPLES		42,443,728

ENERGY - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Reliance Industries Ltd.	505,416	9,789,448
Reliance Industries Ltd. rights (a)	35,487	104,201
		9,893,649
FINANCIALS - 1.8%
Banks - 0.4%
HDFC Bank Ltd.	29,908	378,756
HDFC Bank Ltd. sponsored ADR	66,919	2,799,222
Metro Bank PLC (a)(b)	18,320	16,064
		3,194,042
Capital Markets - 1.2%
CME Group, Inc.	37,943	6,928,392
Goldman Sachs Group, Inc.	15,000	2,947,350
JMP Group, Inc.	284	818
MSCI, Inc.	1,589	522,543
Tradeweb Markets, Inc. Class A	9,207	607,294
XP, Inc. Class A (a)	9,300	282,348
		11,288,745
Consumer Finance - 0.2%
Capital One Financial Corp.	28,800	1,959,552

TOTAL FINANCIALS		16,442,339

HEALTH CARE - 17.4%
Biotechnology - 8.0%
AbbVie, Inc.	137,042	12,699,682
ACADIA Pharmaceuticals, Inc. (a)	8,600	427,248
Affimed NV (a)	114,523	376,781
Aimmune Therapeutics, Inc. (a)(b)	55,782	926,539
Applied Therapeutics, Inc. (a)	23,600	1,074,272
Atara Biotherapeutics, Inc. (a)(b)	63,100	725,650
BioNTech SE ADR (a)	72,747	3,603,159
CRISPR Therapeutics AG (a)(b)	14,800	955,784
Cytokinetics, Inc. (a)	74,037	1,533,306
Galapagos Genomics NV sponsored ADR (a)	14,900	3,021,422
Gamida Cell Ltd. (a)(b)	199,332	1,122,239
Gilead Sciences, Inc.	54,700	4,257,301
Global Blood Therapeutics, Inc. (a)	3,476	243,042
Innovent Biologics, Inc. (a)(c)	145,000	796,264
Insmed, Inc. (a)	237,206	5,761,734
Neurocrine Biosciences, Inc. (a)	67,200	8,383,872
Regeneron Pharmaceuticals, Inc. (a)	27,500	16,852,275
Rubius Therapeutics, Inc. (a)	10,687	68,931
Sarepta Therapeutics, Inc. (a)	3,400	517,718
Vertex Pharmaceuticals, Inc. (a)	28,972	8,342,777
Viela Bio, Inc.	8,300	389,270
		72,079,266
Health Care Equipment & Supplies - 2.5%
Axonics Modulation Technologies, Inc. (a)	36,400	1,334,788
Danaher Corp.	41,217	6,867,164
Haemonetics Corp. (a)	16,193	1,776,048
Intuitive Surgical, Inc. (a)	16,209	9,401,706
Nevro Corp. (a)	12,500	1,570,000
Penumbra, Inc. (a)	11,814	2,036,970
		22,986,676
Health Care Providers & Services - 1.5%
Guardant Health, Inc. (a)	4,485	405,399
UnitedHealth Group, Inc.	43,608	13,293,899
		13,699,298
Health Care Technology - 0.9%
Inspire Medical Systems, Inc. (a)	36,218	2,953,216
Veeva Systems, Inc. Class A (a)	24,397	5,339,771
		8,292,987
Life Sciences Tools & Services - 1.9%
10X Genomics, Inc. (a)	16,404	1,279,020
Bruker Corp.	88,363	3,824,351
Charles River Laboratories International, Inc. (a)	7,800	1,401,348
Codexis, Inc. (a)	64,196	797,314
Nanostring Technologies, Inc. (a)	40,700	1,242,571
Thermo Fisher Scientific, Inc.	23,730	8,286,279
		16,830,883
Pharmaceuticals - 2.6%
AstraZeneca PLC sponsored ADR	191,470	10,454,262
Eli Lilly & Co.	65,800	10,064,110
Sanofi SA	33,200	3,247,451
		23,765,823

TOTAL HEALTH CARE		157,654,933

INDUSTRIALS - 5.6%
Aerospace & Defense - 0.3%
TransDigm Group, Inc.	6,295	2,674,242
Airlines - 0.4%
Ryanair Holdings PLC sponsored ADR (a)	46,800	3,358,836
Commercial Services & Supplies - 0.3%
Cintas Corp.	12,800	3,173,888
Electrical Equipment - 0.5%
Generac Holdings, Inc. (a)	42,100	4,684,467
Industrial Conglomerates - 0.7%
General Electric Co.	312,400	2,052,468
Roper Technologies, Inc.	10,943	4,309,353
		6,361,821
Machinery - 0.6%
Gardner Denver Holdings, Inc. (a)	187,128	5,277,010
Professional Services - 1.1%
Equifax, Inc.	65,664	10,083,364
Upwork, Inc. (a)	2,517	31,311
		10,114,675
Road & Rail - 1.6%
Rumo SA (a)	552,600	2,333,092
Uber Technologies, Inc.	333,640	12,117,805
		14,450,897
Trading Companies & Distributors - 0.1%
Fastenal Co.	11,300	466,238

TOTAL INDUSTRIALS		50,562,074

INFORMATION TECHNOLOGY - 37.0%
Electronic Equipment & Components - 0.8%
FLIR Systems, Inc.	24,300	1,122,660
II-VI, Inc. (a)	33,100	1,573,243
Novanta, Inc. (a)	2,100	215,691
SYNNEX Corp.	30,400	3,242,160
Zebra Technologies Corp. Class A (a)	3,300	862,356
		7,016,110
IT Services - 7.2%
Adyen BV (a)(c)	1,500	1,969,784
Black Knight, Inc. (a)	95,205	7,328,881
CACI International, Inc. Class A (a)	1,900	476,482
Edenred SA	2,100	87,603
Edenred SA rights 5/29/20 (a)(b)(d)	14,500	11,267
MasterCard, Inc. Class A	22,673	6,822,079
MongoDB, Inc. Class A (a)(b)	22,900	5,315,319
Okta, Inc. (a)	13,511	2,642,481
Shopify, Inc. Class A (a)	10,822	8,213,433
Square, Inc. (a)	68,700	5,570,196
Visa, Inc. Class A	137,343	26,814,847
		65,252,372
Semiconductors & Semiconductor Equipment - 9.2%
ASML Holding NV	23,433	7,721,408
Enphase Energy, Inc. (a)	31,000	1,803,890
Lam Research Corp.	3,200	875,744
Micron Technology, Inc. (a)	131,200	6,285,792
Monolithic Power Systems, Inc.	2,900	608,275
NVIDIA Corp.	87,701	31,135,609
NXP Semiconductors NV	76,864	7,386,630
Qualcomm, Inc.	239,240	19,349,731
Semiconductor Manufacturing International Corp. (a)	81,500	178,680
SolarEdge Technologies, Inc. (a)	9,700	1,376,430
Teradyne, Inc.	35,800	2,399,316
Universal Display Corp.	28,300	4,148,780
		83,270,285
Software - 15.1%
Adobe, Inc. (a)	82,004	31,702,746
Cloudflare, Inc. (a)	23,346	678,668
Datadog, Inc. Class A (a)	2,423	172,687
Elastic NV (a)	988	84,889
Manhattan Associates, Inc. (a)	39,573	3,498,253
Microsoft Corp.	453,168	83,043,036
Salesforce.com, Inc. (a)	104,402	18,248,426
		137,428,705
Technology Hardware, Storage & Peripherals - 4.7%
Apple, Inc.	135,700	43,144,458

TOTAL INFORMATION TECHNOLOGY		336,111,930

MATERIALS - 1.3%
Chemicals - 1.3%
Albemarle Corp. U.S. (b)	21,900	1,675,788
DuPont de Nemours, Inc.	64,800	3,287,304
Ecolab, Inc.	4,400	935,352
Sherwin-Williams Co.	9,869	5,860,706
		11,759,150
REAL ESTATE - 2.5%
Equity Real Estate Investment Trusts (REITs) - 2.2%
American Tower Corp.	70,861	18,294,184
Simon Property Group, Inc.	29,900	1,725,230
		20,019,414
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	55,000	2,418,900

TOTAL REAL ESTATE		22,438,314

TOTAL COMMON STOCKS
(Cost $530,922,031)		902,431,643

Convertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Nuvation Bio, Inc. Series A (d)(e)(f)	287,000	269,780
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
AppNexus, Inc. Series E (Escrow) (a)(e)(f)	38,419	1,203
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $221,386)		270,983

Money Market Funds - 0.8%
Fidelity Cash Central Fund 0.11% (g)	1,148,576	1,148,806
Fidelity Securities Lending Cash Central Fund 0.10% (g)(h)	6,021,877	6,022,480
TOTAL MONEY MARKET FUNDS
(Cost $7,171,286)		7,171,286
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $538,314,703)		909,873,912
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(2,564,857)
NET ASSETS - 100%		$907,309,055

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,799,220 or 0.4% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $270,983 or 0.0% of net assets.

 (f) Level 3 security

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
AppNexus, Inc. Series E (Escrow)	8/1/14	$0
Nuvation Bio, Inc. Series A	6/17/19	$221,386

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$22,671
Fidelity Securities Lending Cash Central Fund	103,377
Total	$126,048

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$134,872,499	$120,857,459	$14,015,040	$--
Consumer Discretionary	120,253,027	114,049,506	6,203,521	--
Consumer Staples	42,443,728	36,223,062	6,220,666	--
Energy	9,893,649	9,893,649	--	--
Financials	16,442,339	16,063,583	378,756	--
Health Care	157,924,713	153,611,218	4,043,715	269,780
Industrials	50,562,074	50,562,074	--	--
Information Technology	336,113,133	335,933,250	178,680	1,203
Materials	11,759,150	11,759,150	--	--
Real Estate	22,438,314	22,438,314	--	--
Money Market Funds	7,171,286	7,171,286	--	--
Total Investments in Securities:	$909,873,912	$878,562,551	$31,040,378	$270,983

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	85.3%
Cayman Islands	4.4%
Netherlands	2.4%
United Kingdom	1.8%
India	1.5%
France	1.1%
Others (Individually Less Than 1%)	3.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $6,058,493) — See accompanying schedule: Unaffiliated issuers (cost $531,143,417)	$902,702,626
Fidelity Central Funds (cost $7,171,286)	7,171,286
Total Investment in Securities (cost $538,314,703)		$909,873,912
Foreign currency held at value (cost $39,741)		39,741
Receivable for investments sold		11,295,855
Receivable for fund shares sold		392,811
Dividends receivable		521,400
Distributions receivable from Fidelity Central Funds		2,037
Other receivables		180
Total assets		922,125,936
Liabilities
Payable for investments purchased
Regular delivery	$953,417
Delayed delivery	121,960
Payable for fund shares redeemed	7,564,419
Other payables and accrued expenses	155,385
Collateral on securities loaned	6,021,700
Total liabilities		14,816,881
Net Assets		$907,309,055
Net Assets consist of:
Paid in capital		$466,447,626
Total accumulated earnings (loss)		440,861,429
Net Assets		$907,309,055
Net Asset Value, offering price and redemption price per share ($907,309,055 ÷ 59,385,208 shares)		$15.28

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2020 (Unaudited)
Investment Income
Dividends		$3,725,893
Income from Fidelity Central Funds (including $103,377 from security lending)		126,048
Total income		3,851,941
Expenses
Custodian fees and expenses	$29,322
Independent trustees' fees and expenses	2,664
Interest	5,780
Miscellaneous	1,923
Total expenses before reductions	39,689
Expense reductions	(152)
Total expenses after reductions		39,537
Net investment income (loss)		3,812,404
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	67,551,508
Fidelity Central Funds	(283)
Foreign currency transactions	(2,430)
Total net realized gain (loss)		67,548,795
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $56,684)	29,641,521
Assets and liabilities in foreign currencies	1,417
Total change in net unrealized appreciation (depreciation)		29,642,938
Net gain (loss)		97,191,733
Net increase (decrease) in net assets resulting from operations		$101,004,137

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2020 (Unaudited)	Year ended November 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,812,404	$7,995,152
Net realized gain (loss)	67,548,795	109,962,881
Change in net unrealized appreciation (depreciation)	29,642,938	58,280,132
Net increase (decrease) in net assets resulting from operations	101,004,137	176,238,165
Distributions to shareholders	(119,061,402)	(73,966,903)
Share transactions
Proceeds from sales of shares	39,313,594	174,241,041
Reinvestment of distributions	119,061,402	73,966,903
Cost of shares redeemed	(210,730,662)	(320,110,139)
Net increase (decrease) in net assets resulting from share transactions	(52,355,666)	(71,902,195)
Total increase (decrease) in net assets	(70,412,931)	30,369,067
Net Assets
Beginning of period	977,721,986	947,352,919
End of period	$907,309,055	$977,721,986
Other Information
Shares
Sold	2,791,817	12,200,603
Issued in reinvestment of distributions	8,510,465	6,236,670
Redeemed	(14,885,027)	(22,161,899)
Net increase (decrease)	(3,582,745)	(3,724,626)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Series Equity Growth Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$15.53	$14.20	$15.41	$11.22	$11.25	$10.65
Income from Investment Operations
Net investment income (loss)A	.06	.12	.13	.08	.02	.02
Net realized and unrealized gain (loss)	1.61	2.33	1.05	4.12	(.03)	.59
Total from investment operations	1.67	2.45	1.18	4.20	(.01)	.61
Distributions from net investment income	(.13)	(.13)	(.09)	(.01)	(.02)	(.01)
Distributions from net realized gain	(1.79)	(.99)	(2.30)	–	–	–
Total distributions	(1.92)	(1.12)	(2.39)	(.01)	(.02)	(.01)
Net asset value, end of period	$15.28	$15.53	$14.20	$15.41	$11.22	$11.25
Total ReturnB,C	11.86%	19.73%	8.96%	37.51%	(.11)%	5.70%
Ratios to Average Net AssetsD,E
Expenses before reductions	.01%F	.01%	.01%	.32%	.65%	.74%
Expenses net of fee waivers, if any	.01%F	.01%	.01%	.32%	.65%	.74%
Expenses net of all reductions	.01%F	.01%	- %G	.32%	.65%	.73%
Net investment income (loss)	.84%F	.84%	.92%	.57%	.15%	.19%
Supplemental Data
Net assets, end of period (000 omitted)	$907,309	$977,722	$947,353	$933,562	$901,989	$964,918
Portfolio turnover rateH	53%F	52%I	38%	48%	60%	65%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2020

1. Organization.

Fidelity Advisor Series Equity Growth Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds and Fidelity managed 529 plans. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$378,370,387
Gross unrealized depreciation	(8,517,629)
Net unrealized appreciation (depreciation)	$369,852,758
Tax cost	$540,021,154

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Series Equity Growth Fund	235,802,523	408,735,303

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Series Equity Growth Fund	$7,118

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Advisor Series Equity Growth Fund	Borrower	$12,335,125	1.05%	$5,780

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Affiliated Exchanges In-Kind. During the prior period, the Fund received investments and cash valued at $87,353,775 in exchange for 6,011,960 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

Other. During the prior period, the investment adviser reimbursed the Fund for certain losses in the amount of $4,047.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Advisor Series Equity Growth Fund	$1,168

During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with NFS, as affiliated borrower. Total fees paid by the Fund to NFS, as lending agent, amounted to $10,225. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds., and includes $40 from securities loaned to NFS, as affiliated borrower.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $152.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2019 to May 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2019	Ending Account Value May 31, 2020	Expenses Paid During Period-B December 1, 2019 to May 31, 2020
Actual	.01%	$1,000.00	$1,118.60	$.05
Hypothetical-C		$1,000.00	$1,024.95	$.05

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Series Equity Growth Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies managed by Fidelity and ultimately to enhance the performance of those investment companies.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that the fund does not pay FMR a management fee for investment advisory services. The Board also noted that FMR undertakes to pay all operating expenses of the fund with certain exceptions.

In connection with the renewal of the Advisory Contracts, the Board also approved amendments to the management contract for the fund to clarify that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program. The Board considered that the amendments would not change the services provided to the fund or the party responsible for making such payments under the current management contract.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.014% through March 31, 2023.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

AXM1-SANN-0720
1.9860269.105

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 22, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 22, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	July 22, 2020